UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2012 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 28.6%
2,963	Aaron’s, Inc.	$86,905
2,440	Apollo Group, Inc., Class A(a)	66,368
3,044	Asbury Automotive Group, Inc.(a)	79,631
215	AutoZone, Inc.(a)	80,674
1,099	Bed Bath & Beyond, Inc.(a)	66,984
4,215	Best Buy Co., Inc.	76,249
2,166	Big Lots, Inc.(a)	87,745
2,497	Brinker International, Inc.	80,928
2,584	Capella Education Co.(a)	68,528
11,494	Career Education Corp.(a)	54,137
1,479	Carter’s, Inc.(a)	74,941
5,330	Chico’s FAS, Inc.	81,656
2,239	Choice Hotels International, Inc.	89,739
1,338	Churchill Downs, Inc.	74,045
1,332	Coinstar, Inc.(a)	63,257
4,562	Conn’s, Inc.(a)	81,432
5,237	Cooper Tire & Rubber Co.	91,490
1,850	Core-Mark Holding Co., Inc.	89,336
19,424	Denny’s Corp.(a)	84,689
1,163	Dillard’s, Inc., Class A	75,862
1,698	Dollar General Corp.(a)	86,615
1,581	Dollar Tree, Inc.(a)	79,588
1,321	DSW, Inc., Class A	78,098
2,492	Foot Locker, Inc.	82,286
2,975	Gap, Inc. (The)	87,733
3,601	General Motors Co.(a)	70,976
1,165	Genesco, Inc.(a)	77,146
1,305	Genuine Parts Co.	83,559
2,043	GNC Holdings, Inc., Class A	78,717
4,403	Grand Canyon Education, Inc.(a)	73,266
1,562	Group 1 Automotive, Inc.	83,957
7,433	hhgregg, Inc.(a)	51,139
1,416	Hibbett Sports, Inc.(a)	86,050
1,612	Home Depot, Inc. (The)	84,114
8,079	Hot Topic, Inc.	82,083
1,396	ITT Educational Services, Inc.(a)	54,193
1,994	Jarden Corp.	90,129
8,279	Jones Group, Inc. (The)	87,509
8,040	LeapFrog Enterprises, Inc.(a)	92,380
1,970	Lear Corp.	70,033
6,134	Lions Gate Entertainment Corp. (Canada)(a)	82,502
2,140	Macy’s, Inc.	76,698
1,814	McGraw-Hill Cos., Inc. (The)	85,185
23,557	Orbitz Worldwide, Inc.(a)	102,237
839	O’Reilly Automotive, Inc.(a)	71,936
1,718	Papa John’s International, Inc.(a)	87,635
1,250	PetSmart, Inc.	82,637
4,736	Pier 1 Imports, Inc.	78,097
4,394	Regis Corp.	74,346
2,359	Rent-A-Center, Inc.	83,886
1,276	Ross Stores, Inc.	84,777
2,999	Sally Beauty Holdings, Inc.(a)	79,234
2,910	Scholastic Corp.	87,678
5,094	Shuffle Master, Inc.(a)	74,423
11,727	Smith & Wesson Holding Corp.(a)	118,443
1,979	Sturm Ruger & Co., Inc.	97,822
1,948	TJX Cos., Inc. (The)	86,257
811	Tractor Supply Co.	73,696
1,635	Wyndham Worldwide Corp.	85,102
		4,746,758
	Consumer Staples - 6.6%
1,413	Casey’s General Stores, Inc.	83,975
1,508	Church & Dwight Co., Inc.	86,876
1,796	CVS Caremark Corp.	81,269
1,776	Herbalife Ltd. (Cayman Islands)	97,485
3,606	Kroger Co. (The)	79,945
647	Lorillard, Inc.	83,230
1,128	Monster Beverage Corp.(a)	74,978
1,876	Nu Skin Enterprises, Inc., Class A	95,695

4,204	Safeway, Inc.	65,372
2,772	Susser Holdings Corp.(a)	100,097
2,025	USANA Health Sciences, Inc.(a)	91,084
1,833	Weis Markets, Inc.	79,790
913	Whole Foods Market, Inc.	83,795
		1,103,591
	Energy - 8.6%
9,506	Alon USA Energy, Inc.	103,806
1,550	ConocoPhillips	84,382
4,779	Delek US Holdings, Inc.	94,337
5,076	Energy Partners Ltd.(a)	85,784
1,635	Enterprise Products Partners LP	86,655
2,242	GeoResources, Inc.(a)	75,017
4,542	Helix Energy Solutions Group, Inc.(a)	81,211
2,160	Marathon Petroleum Corp.	102,168
2,581	Phillips 66	97,046
1,016	Plains All American Pipeline LP	89,408
1,683	Sunoco, Inc.	81,104
1,975	Targa Resources Partners LP	74,991
3,400	Tesoro Corp.(a)	94,010
10,048	VAALCO Energy, Inc.(a)	73,652
3,617	Valero Energy Corp.	99,467
4,088	Western Refining, Inc.	96,191
		1,419,229
	Financials - 17.3%
2,060	Aflac, Inc.	90,187
2,406	Allstate Corp. (The)	82,526
2,079	American Financial Group, Inc.	78,399
2,748	American International Group, Inc.(a)	85,930
1,229	American Tower Corp. REIT	88,869
2,794	AmTrust Financial Services, Inc.	83,233
2,109	Arch Capital Group Ltd.(a)	81,829
2,831	Aspen Insurance Holdings Ltd. (Bermuda)	81,363
2,430	Assurant, Inc.	87,990
11,301	Bank of America Corp.	82,949
12,606	CapitalSource, Inc.	82,569
4,982	Citizens Republic Bancorp, Inc.(a)	89,676
2,829	CNA Financial Corp.	73,865
4,876	eHealth, Inc.(a)	89,572
790	Everest Re Group Ltd.	80,343
5,144	First American Financial Corp.	94,238
2,826	Home BancShares, Inc.	85,204
4,744	Horace Mann Educators Corp.	82,736

3,799	Lincoln National Corp.	$76,170
2,664	MetLife, Inc.	81,971
6,206	National Financial Partners Corp.(a)	92,159
5,792	Oritani Financial Corp.	81,609
3,259	Principal Financial Group, Inc.	83,398
904	ProAssurance Corp.	80,971
3,100	Protective Life Corp.	86,521
1,038	RenaissanceRe Holdings Ltd. (Bermuda)	76,802
2,449	SCBT Financial Corp.	90,711
1,934	State Street Corp.	78,095
7,246	Symetra Financial Corp.	84,271
42,752	Synovus Financial Corp.	81,229
2,572	Validus Holdings Ltd.	83,667
1,112	Virtus Investment Partners, Inc.(a)	93,097
153	White Mountains Insurance Group Ltd.	78,120
16,490	Wilshire Bancorp, Inc.(a)	104,547
		2,874,816
	Health Care - 7.4%
874	Alexion Pharmaceuticals, Inc.(a)	91,639
7,290	Amedisys, Inc.(a)	88,865
1,170	Amgen, Inc.	96,642
1,238	Analogic Corp.	79,257
2,052	Cyberonics, Inc.(a)	88,852
1,031	Humana, Inc.	63,510
153	Intuitive Surgical, Inc.(a)	73,669
921	McKesson Corp.	83,562
3,020	Molina Healthcare, Inc.(a)	73,718
12,469	PDL BioPharma, Inc.	84,664
1,921	Questcor Pharmaceuticals, Inc.(a)	70,827
7,099	Spectrum Pharmaceuticals, Inc.(a)	99,315
1,440	UnitedHealth Group, Inc.	73,570
1,402	WellCare Health Plans, Inc.(a)	90,878
1,190	WellPoint, Inc.	63,415
		1,222,383
	Industrials - 7.3%
2,346	Alaska Air Group, Inc.(a)	81,758
6,220	Arkansas Best Corp.	85,152
2,951	Brady Corp., Class A	78,290
1,076	Deere & Co.	82,658
1,693	DXP Enterprises, Inc.(a)	74,831
3,909	Dycom Industries, Inc.(a)	68,095
4,160	Generac Holdings, Inc.	94,931
5,038	H&E Equipment Services, Inc.(a)	71,137
2,187	Huntington Ingalls Industries, Inc.(a)	85,271
764	NACCO Industries, Inc., Class A	76,515
1,381	Northrop Grumman Corp.	91,422
2,289	Powell Industries, Inc.(a)	78,444
2,370	Raven Industries, Inc.	77,570
1,330	Teledyne Technologies, Inc.(a)	82,859
1,310	Triumph Group, Inc.	81,914
		1,210,847
	Information Technology - 18.4%
17,377	Amkor Technology, Inc.(a)	92,619
2,941	AOL, Inc.(a)	93,700
142	Apple, Inc.(a)	86,728
6,558	Arris Group, Inc.(a)	83,221
2,645	Avnet, Inc.(a)	83,318
5,937	Benchmark Electronics, Inc.(a)	93,567
2,815	Comtech Telecommunications Corp.	76,906
6,485	Dell, Inc.(a)	77,042
2,160	Diebold, Inc.	69,876
5,546	Digital River, Inc.(a)	98,663
11,176	Global Cash Access Holdings, Inc.(a)	72,197
18,791	GT Advanced Technologies, Inc.(a)	96,210
2,742	Heartland Payment Systems, Inc.	86,921
1,807	IAC/InterActiveCorp.	95,066
4,496	Ingram Micro, Inc., Class A(a)	67,395
3,094	Intel Corp.	79,516
410	International Business Machines Corp.	80,352
1,751	KLA-Tencor Corp.	89,143
7,467	Kulicke & Soffa Industries, Inc.(a)	82,660
3,128	Lexmark International, Inc., Class A	54,709
1,286	Liquidity Services, Inc.(a)	58,796
1,694	Manhattan Associates, Inc.(a)	79,093
195	MasterCard, Inc., Class A	85,131
2,781	Microsoft Corp.	81,956
1,658	Motorola Solutions, Inc.	80,148
1,238	OSI Systems, Inc.(a)	79,901
13,931	Photronics, Inc.(a)	81,496
3,086	Seagate Technology PLC (Ireland)	92,642
3,100	Stamps.com, Inc.(a)	65,565
11,347	STEC, Inc.(a)	91,570
2,404	SYNNEX Corp.(a)	81,327
1,691	Tech Data Corp.(a)	84,719
3,430	Total System Services, Inc.	81,120
4,922	Unisys Corp.(a)	95,634
667	Visa, Inc., Class A	86,090
8,120	Vishay Intertechnology, Inc.(a)	80,144
2,362	Western Digital Corp.(a)	93,937
		3,059,078
	Materials - 4.7%
485	CF Industries Holdings, Inc.	94,944
5,006	Myers Industries, Inc.	82,299
375	NewMarket Corp.	86,205
3,420	Rentech Nitrogen Partners LP	103,865
1,184	Schweitzer-Mauduit International, Inc.	80,630
886	Stepan Co.	78,553
403	Terra Nitrogen Co. LP	90,723
2,427	TPC Group, Inc.(a)	93,440
8,870	Wausau Paper Corp.	75,306
		785,965
	Telecommunication Services - 1.1%
2,169	United States Cellular Corp.(a)	89,189
47,530	Vonage Holdings Corp.(a)	85,079
		174,268
	Total Common Stocks and Other Equity Interests (Cost $15,861,483)	16,596,935

	Money Market Fund - 0.7%
114,074	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $114,074)	114,074

	Total Investments (Cost $15,975,557)(b)-100.7%	16,711,009
	Liabilities in excess of other assets-(0.7)%	(110,584)
	Net Assets-100.0%	$16,600,425

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $15,980,769. The net unrealized appreciation was $730,240 which consisted of aggregate gross unrealized appreciation of $1,465,102 and aggregate gross unrealized depreciation of $734,862.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio (PWC)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.7%
21,195	AFC Enterprises, Inc.(a)	$468,197
20,897	Brunswick Corp.	459,525
65,394	Career Education Corp.(a)	308,006
52,479	Dollar Tree, Inc.(a)	2,641,793
14,180	Foot Locker, Inc.	468,224
8,058	Hibbett Sports, Inc.(a)	489,685
7,940	ITT Educational Services, Inc.(a)	308,231
45,744	LeapFrog Enterprises, Inc.(a)	525,598
57,783	Limited Brands, Inc.	2,747,582
9,777	Papa John’s International, Inc.(a)	498,725
42,928	Ross Stores, Inc.	2,852,136
65,616	TJX Cos., Inc. (The)	2,905,476
		14,673,178
	Consumer Staples - 10.2%
96,438	CVS Caremark Corp.	4,363,819
27,652	Kroger Co. (The)	613,045
8,657	Monster Beverage Corp.(a)	575,431
77,752	Pilgrim’s Pride Corp.(a)	361,547
32,242	Safeway, Inc.	501,363
21,547	Susser Holdings Corp.(a)	778,062
66,418	Wal-Mart Stores, Inc.	4,943,492
7,101	Whole Foods Market, Inc.	651,730
		12,788,489
	Energy - 13.4%
34,037	HollyFrontier Corp.	1,272,644
130,670	Marathon Petroleum Corp.	6,180,691
43,462	Tesoro Corp.(a)	1,201,724
128,441	VAALCO Energy, Inc.(a)	941,473
215,716	Valero Energy Corp.	5,932,190
52,261	Western Refining, Inc.	1,229,701
		16,758,423
	Financials - 12.7%
45,616	Aflac, Inc.	1,997,068
13,256	AmTrust Financial Services, Inc.	394,896
13,628	Aspen Insurance Holdings Ltd. (Bermuda)	391,669
11,530	Assurant, Inc.	417,501
23,636	Citizens Republic Bancorp, Inc.(a)	425,448
62,642	CNA Financial Corp.	1,635,583
54,661	Discover Financial Services	1,965,610
3,802	Everest Re Group Ltd.	386,663
22,511	Horace Mann Educators Corp.	392,592
84,111	Lincoln National Corp.	1,686,426
58,986	MetLife, Inc.	1,814,999
29,445	National Financial Partners Corp.(a)	437,258
4,352	ProAssurance Corp.	389,809
14,711	Protective Life Corp.	410,584
11,621	SCBT Financial Corp.	430,442
42,821	State Street Corp.	1,729,112
34,383	Symetra Financial Corp.	399,874
78,239	Wilshire Bancorp, Inc.(a)	496,035
		15,801,569
	Health Care - 10.2%
24,962	Alexion Pharmaceuticals, Inc.(a)	2,617,266
13,088	AmSurg Corp.(a)	386,619
5,511	Analogic Corp.	352,814
15,866	Community Health Systems, Inc.(a)	390,462
9,254	Cyberonics, Inc.(a)	400,698
24,195	Greenway Medical Technologies(a)	331,230
29,853	Humana, Inc.	1,838,945
4,381	Intuitive Surgical, Inc.(a)	2,109,451
13,440	Molina Healthcare, Inc.(a)	328,070
14,083	Myriad Genetics, Inc.(a)	349,963
32,044	Spectrum Pharmaceuticals, Inc.(a)	448,296
41,108	UnitedHealth Group, Inc.	2,100,208
17,799	Warner Chilcott PLC, Class A (Ireland)(a)	302,583
6,241	WellCare Health Plans, Inc.(a)	404,542
17,807	Wright Medical Group, Inc.(a)	331,922
		12,693,069
	Industrials - 10.5%
14,418	Alaska Air Group, Inc.(a)	502,467
40,547	Deere & Co.	3,114,820
267,961	Delta Air Lines, Inc.(a)	2,585,824
10,263	DXP Enterprises, Inc.(a)	453,625
25,824	Generac Holdings, Inc.	589,304
13,445	Huntington Ingalls Industries, Inc.(a)	524,221
4,693	NACCO Industries, Inc., Class A	470,004
52,081	Northrop Grumman Corp.	3,447,762
14,066	Powell Industries, Inc.(a)	482,042
8,183	Teledyne Technologies, Inc.(a)	509,801
27,143	Viad Corp.	470,388
		13,150,258
	Information Technology - 20.7%
5,980	Apple, Inc.(a)	3,652,345
22,226	Heartland Payment Systems, Inc.	704,564
14,644	IAC/InterActiveCorp.	770,421
36,450	Ingram Micro, Inc., Class A(a)	546,385
72,857	KLA-Tencor Corp.	3,709,150
60,536	Kulicke & Soffa Industries, Inc.(a)	670,134
10,427	Liquidity Services, Inc.(a)	476,722
10,769	Loral Space & Communications, Inc.	774,830
13,732	Manhattan Associates, Inc.(a)	641,147
8,123	MasterCard, Inc., Class A	3,546,258
128,433	Seagate Technology PLC (Ireland)	3,855,559
19,482	SYNNEX Corp.(a)	659,076
13,712	Tech Data Corp.(a)	686,971
17,608	Tyler Technologies, Inc.(a)	687,064
39,915	Unisys Corp.(a)	775,548
28,168	Visa, Inc., Class A	3,635,644
		25,791,818
	Materials - 4.3%
19,327	CF Industries Holdings, Inc.	3,783,453
17,114	Innospec, Inc.(a)	532,588
26,368	Kronos Worldwide, Inc.	446,146
19,461	Rentech Nitrogen Partners LP	591,031
		5,353,218
	Telecommunication Services - 2.7%
20,031	Crown Castle International Corp.(a)	1,239,518
27,830	NII Holdings, Inc.(a)	187,852
15,587	Telephone & Data Systems, Inc.	377,673
26,178	Verizon Communications, Inc.	1,181,675

182,369	Vonage Holdings Corp.(a)	$326,441
		3,313,159
	Utilities - 3.6%
19,615	Ameren Corp.	671,029
13,481	SCANA Corp.	662,861
45,605	Sempra Energy	3,211,048
		4,544,938
	Total Common Stocks and Other Equity Interests (Cost $116,554,530)	124,868,119

	Money Market Fund - 0.1%
162,032	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $162,032)	162,032

	Total Investments (Cost $116,716,562)(b)-100.1%	125,030,151
	Liabilities in excess of other assets-(0.1)%	(173,219)
	Net Assets-100.0%	$124,856,932

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $116,717,480. The net unrealized appreciation was $8,312,671 which consisted of aggregate gross unrealized appreciation of $12,340,120 and aggregate gross unrealized depreciation of $4,027,449.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio (PWO)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.0%
7,277	AFC Enterprises, Inc.(a)	$160,749
22,451	Career Education Corp.(a)	105,744
2,652	Churchill Downs, Inc.	146,762
2,602	Coinstar, Inc.(a)	123,569
25,530	Comcast Corp., Class A	831,001
14,413	Dollar Tree, Inc.(a)	725,550
2,766	Hibbett Sports, Inc.(a)	168,090
7,649	O’Reilly Automotive, Inc.(a)	655,825
3,356	Papa John’s International, Inc.(a)	171,190
11,791	Ross Stores, Inc.	783,394
		3,871,874
	Consumer Staples - 2.4%
5,564	Monster Beverage Corp.(a)	369,839
5,934	Susser Holdings Corp.(a)	214,277
		584,116
	Energy - 1.2%
4,340	Alliance Holdings GP LP	207,279
3,526	Calumet Specialty Products Partners LP	90,089
		297,368
	Financials - 5.9%
1,439	AmTrust Financial Services, Inc.	42,868
6,336	Arch Capital Group Ltd.(a)	245,837
4,294	BOK Financial Corp.	242,568
2,565	Citizens Republic Bancorp, Inc.(a)	46,170
1,287	First Financial Bankshares, Inc.	44,395
3,530	First Merchants Corp.	50,232
1,455	Home BancShares, Inc.	43,868
37,576	Huntington Bancshares, Inc.	233,535
2,983	Oritani Financial Corp.	42,030
1,023	Safety Insurance Group, Inc.	43,355
1,262	SCBT Financial Corp.	46,745
2,373	Sterling Financial Corp.(a)	47,602
5,023	UMB Financial Corp.	241,405
8,493	Wilshire Bancorp, Inc.(a)	53,846
		1,424,456
	Health Care - 12.0%
5,584	Alexion Pharmaceuticals, Inc.(a)	585,483
3,579	AmSurg Corp.(a)	105,724
1,507	Analogic Corp.	96,478
6,532	Cerner Corp.(a)	482,846
2,531	Cyberonics, Inc.(a)	109,592
980	Intuitive Surgical, Inc.(a)	471,870
4,574	Medicines Co. (The)(a)	114,533
3,851	Myriad Genetics, Inc.(a)	95,697
8,762	Natus Medical, Inc.(a)	108,298
8,762	Spectrum Pharmaceuticals, Inc.(a)	122,580
4,886	ViroPharma, Inc.(a)	106,075
25,549	Warner Chilcott PLC, Class A (Ireland)(a)	434,333
4,869	Wright Medical Group, Inc.(a)	90,758
		2,924,267
	Industrials - 4.0%
3,826	AMERCO	357,348
4,402	Arkansas Best Corp.	60,263
1,198	DXP Enterprises, Inc.(a)	52,952
3,338	Global Power Equipment Group, Inc.	68,596
3,251	Middleby Corp. (The)(a)	318,338
48,053	Pendrell Corp.(a)	53,339
1,643	Powell Industries, Inc.(a)	56,306
		967,142
	Information Technology - 57.3%
25,187	Amkor Technology, Inc.(a)	134,247
1,377	Apple, Inc.(a)	841,017
9,506	Arris Group, Inc.(a)	120,631
5,335	Aspen Technology, Inc.(a)	124,732
24,605	Brocade Communications Systems, Inc.(a)	122,287
30,824	CA, Inc.	741,934
11,382	Cadence Design Systems, Inc.(a)	139,088
47,415	Cisco Systems, Inc.	756,269
2,442	CommVault Systems, Inc.(a)	118,486

4,081	Comtech Telecommunications Corp.	111,493
7,150	CSG Systems International, Inc.(a)	126,054
4,127	DealerTrack Holdings, Inc.(a)	120,385
8,038	Digital River, Inc.(a)	142,996
4,904	Equinix, Inc.(a)	873,795
6,234	Euronet Worldwide, Inc.(a)	113,957
27,237	GT Advanced Technologies, Inc.(a)	139,453
17,311	IAC/InterActiveCorp.	910,732
7,561	Insight Enterprises, Inc.(a)	126,722
30,081	Intel Corp.	773,082
13,716	Intuit, Inc.	795,802
10,774	Ixia(a)	166,997
3,535	Jack Henry & Associates, Inc.	122,771
16,778	KLA-Tencor Corp.	854,168
10,824	Kulicke & Soffa Industries, Inc.(a)	119,822
1,865	Liquidity Services, Inc.(a)	85,268
1,925	Loral Space & Communications, Inc.	138,504
2,455	Manhattan Associates, Inc.(a)	114,624
30,340	Maxim Integrated Products, Inc.	826,158
3,543	Measurement Specialties, Inc.(a)	105,511
26,645	Microsoft Corp.	785,228
4,538	MKS Instruments, Inc.	119,803
4,820	Multi-Fineline Electronix, Inc.(a)	126,139
1,794	OSI Systems, Inc.(a)	115,785
20,193	Photronics, Inc.(a)	118,129
4,105	Plexus Corp.(a)	117,896
2,806	Power Integrations, Inc.	98,883
16,221	Sanmina-SCI Corp.(a)	138,527
29,576	Seagate Technology PLC (Ireland)	887,872
2,095	Sourcefire, Inc.(a)	106,950
4,494	Stamps.com, Inc.(a)	95,048
25,905	Synopsys, Inc.(a)	784,662
2,452	Tech Data Corp.(a)	122,845
5,781	Ubiquiti Networks, Inc.(a)	81,743
1,421	Ultimate Software Group, Inc. (The)(a)	127,137
4,138	Volterra Semiconductor Corp.(a)	95,091
7,009	Zygo Corp.(a)	125,321
		13,914,044
	Materials - 0.6%
1,553	Innospec, Inc.(a)	48,329

2,309	Silgan Holdings, Inc.	$95,154
		143,483
	Telecommunication Services - 0.6%
4,337	NII Holdings, Inc.(a)	29,275
2,156	SBA Communications Corp., Class A(a)	127,333
		156,608
	Total Common Stocks and Other Equity Interests (Cost $22,721,684)	24,283,358

	Money Market Fund - 0.5%
110,219	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $110,219)	110,219

	Total Investments (Cost $22,831,903)(b)-100.5%	24,393,577
	Liabilities in excess of other assets-(0.5)%	(115,916)
	Net Assets-100.0%	$24,277,661

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $22,832,368. The net unrealized appreciation was $1,561,209 which consisted of aggregate gross unrealized appreciation of $2,422,375 and aggregate gross unrealized depreciation of $861,166.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.5%
9,330	Abercrombie & Fitch Co., Class A	$315,354
4,520	Advance Auto Parts, Inc.	317,078
11,932	Aeropostale, Inc.(a)	235,299
7,293	Amazon.com, Inc.(a)	1,701,457
28,225	American Eagle Outfitters, Inc.	587,645
7,843	ANN, Inc.(a)	212,388
12,675	Apollo Group, Inc., Class A(a)	344,760
7,623	Asbury Automotive Group, Inc.(a)	199,418
10,180	Ascena Retail Group, Inc.(a)	186,701
9,703	Autoliv, Inc.	548,899
21,716	AutoNation, Inc.(a)(b)	856,262
1,333	AutoZone, Inc.(a)	500,182
20,309	Barnes & Noble, Inc.(a)(b)	269,500
15,386	Bed Bath & Beyond, Inc.(a)	937,777
110,590	Best Buy Co., Inc.	2,000,573
8,537	Big Lots, Inc.(a)	345,834
5,373	BorgWarner, Inc.(a)	360,528
23,854	Boyd Gaming Corp.(a)(b)	135,968
11,001	Brinker International, Inc.	356,542
9,673	Brunswick Corp.	212,709
5,109	Cabela’s, Inc.(a)	234,707
43,723	Cablevision Systems Corp., Class A	670,711
26,029	Career Education Corp.(a)	122,597
20,216	CarMax, Inc.(a)	562,611
36,173	Carnival Corp.	1,203,837
3,553	Carter’s, Inc.(a)	180,031
64,649	CBS Corp., Class B	2,163,156
18,002	Charter Communications, Inc., Class A(a)	1,384,714
447	Chipotle Mexican Grill, Inc.(a)	130,672
12,522	Cinemark Holdings, Inc.	292,764
5,921	Coach, Inc.	292,083
15,151	Collective Brands, Inc.(a)	326,050
178,058	Comcast Corp., Class A	5,795,788
52,356	Comcast Corp. Special, Class A	1,671,727
12,382	Cooper Tire & Rubber Co.	216,314
5,579	Core-Mark Holding Co., Inc.	269,410
49,210	D.R. Horton, Inc.	867,572
30,422	Dana Holding Corp.	400,962
13,202	Darden Restaurants, Inc.	675,678
127,280	Dex One Corp.(a)(b)	140,008
6,525	Dick’s Sporting Goods, Inc.	320,508
5,089	Dillard’s, Inc., Class A	331,955
47,917	DIRECTV, Class A(a)	2,379,558
6,166	Discovery Communications, Inc., Class A(a)	312,185
5,660	Discovery Communications, Inc., Class C(a)	263,869
20,406	DISH Network Corp., Class A	627,689
9,330	Dollar General Corp.(a)	475,923
10,886	Dollar Tree, Inc.(a)	548,001
8,453	Domino’s Pizza, Inc.	288,585
75,464	Exide Technologies(a)	221,110
11,524	Expedia, Inc.	656,753
9,755	Family Dollar Stores, Inc.	644,610
15,836	Foot Locker, Inc.	522,905
526,753	Ford Motor Co.	4,867,198
1,748	Fossil, Inc.(a)	125,314
32,979	GameStop Corp., Class A(b)	528,324
64,872	Gannett Co., Inc.	915,344
48,091	Gap, Inc. (The)	1,418,204
10,323	Garmin Ltd. (Switzerland)(b)	398,571
115,023	General Motors Co.(a)	2,267,103
8,030	Gentex Corp.	128,560
16,155	Genuine Parts Co.	1,034,405
97,324	Goodyear Tire & Rubber Co. (The)(a)	1,114,360
5,402	Group 1 Automotive, Inc.	290,358
6,628	Guess?, Inc.	199,503
35,900	H&R Block, Inc.	579,067
12,921	Hanesbrands, Inc.(a)	387,888
17,917	Harley-Davidson, Inc.	774,552
5,022	Harman International Industries, Inc.	202,638
13,682	Hasbro, Inc.	490,089
150,613	Home Depot, Inc. (The)	7,858,986
5,959	HSN, Inc.	252,423
4,180	Hyatt Hotels Corp., Class A(a)	148,599
33,664	International Game Technology	381,076
52,321	Interpublic Group of Cos., Inc. (The)	516,408
37,149	J.C. Penney Co., Inc.(b)	836,224
9,150	Jack in the Box, Inc.(a)	246,958
10,919	Jarden Corp.	493,539
3,864	John Wiley & Sons, Inc., Class A	184,120
76,532	Johnson Controls, Inc.	1,886,514
29,069	Jones Group, Inc. (The)	307,259
23,839	KB Home(b)	220,272
28,842	Kohl’s Corp.	1,434,024
9,004	Lamar Advertising Co., Class A(a)(b)	273,271
7,019	Las Vegas Sands Corp.	255,632
17,365	Lear Corp.	617,326
21,901	Leggett & Platt, Inc.	507,665
17,818	Lennar Corp., Class A(b)	520,464
16,378	Liberty Global, Inc., Class A(a)	864,431
13,828	Liberty Global, Inc., Class C(a)	689,188
62,297	Liberty Interactive Corp., Class A(a)	1,166,823
2,338	Liberty Media Corp., Class A(a)	221,175
28,154	Limited Brands, Inc.	1,338,723
34,813	Live Nation Entertainment, Inc.(a)	310,532
7,236	LKQ Corp.(a)	255,648
153,122	Lowe’s Cos., Inc.	3,884,705
53,308	Macy’s, Inc.	1,910,559
23,779	Marriott International, Inc., Class A	866,031
27,191	Mattel, Inc.	956,307
56,257	McDonald’s Corp.	5,027,126
23,614	McGraw-Hill Cos., Inc. (The)	1,108,913
4,946	Men’s Wearhouse, Inc. (The)	134,779
52,503	MGM Resorts International(a)	499,829
11,669	Mohawk Industries, Inc.(a)	775,172
44,246	New York Times Co. (The), Class A(a)	342,906
39,136	Newell Rubbermaid, Inc.	690,750
131,204	News Corp., Class A	3,020,316
46,379	News Corp., Class B	1,075,529
13,285	NIKE, Inc., Class B	1,240,155
16,045	Nordstrom, Inc.	868,676

671	NVR, Inc.(a)	$519,341
240,852	Office Depot, Inc.(a)	428,717
70,780	OfficeMax, Inc.(a)	317,802
25,110	Omnicom Group, Inc.	1,260,020
6,223	O’Reilly Automotive, Inc.(a)	533,560
9,266	Penn National Gaming, Inc.(a)	360,633
10,769	Penske Automotive Group, Inc.	257,379
6,961	PetSmart, Inc.	460,192
2,978	Polaris Industries, Inc.	223,826
516	Priceline.com, Inc.(a)	341,458
45,324	PulteGroup, Inc.(a)	512,161
3,417	PVH Corp.	271,412
45,508	RadioShack Corp.(b)	132,428
2,169	Ralph Lauren Corp., Class A	313,073
33,297	Regal Entertainment Group, Class A(b)	460,165
11,683	Regis Corp.	197,676
9,944	Rent-A-Center, Inc.	353,609
9,648	Ross Stores, Inc.	641,013
26,098	Royal Caribbean Cruises Ltd.	651,928
40,623	Saks, Inc.(a)(b)	423,698
4,167	Scripps Networks Interactive, Inc., Class A	224,393
24,015	Sears Holdings Corp.(a)(b)	1,188,502
26,058	Service Corp. International	334,845
8,513	Signet Jewelers Ltd. (United Kingdom)	373,891
14,750	Sonic Automotive, Inc., Class A(b)	252,520
123,303	Staples, Inc.	1,570,880
18,154	Starbucks Corp.	822,013
12,843	Starwood Hotels & Resorts Worldwide, Inc.	695,448
89,015	Target Corp.	5,398,760
9,594	Tenneco, Inc.(a)	281,008
6,903	Tiffany & Co.	379,182
30,668	Time Warner Cable, Inc.	2,604,633
169,833	Time Warner, Inc.	6,643,867
41,127	TJX Cos., Inc. (The)	1,821,104
14,190	Toll Brothers, Inc.(a)	413,922
2,405	Tractor Supply Co.	218,542
24,239	TRW Automotive Holdings Corp.(a)	952,593
3,961	Tupperware Brands Corp.	207,636
7,697	Urban Outfitters, Inc.(a)	235,143
7,556	Valassis Communications, Inc.(a)(b)	170,388
6,818	VF Corp.	1,017,927
39,058	Viacom, Inc., Class B	1,824,399
34,879	Virgin Media, Inc.(b)	954,987
11,011	Visteon Corp.(a)	357,087
134,947	Walt Disney Co. (The)	6,631,296
3,683	Warnaco Group, Inc. (The)(a)	157,117
842	Washington Post Co. (The), Class B	285,017
56,502	Wendy’s Co. (The)	259,344
17,479	Whirlpool Corp.	1,180,881
8,515	Williams-Sonoma, Inc.	295,896
11,523	Wyndham Worldwide Corp.	599,772
4,719	Wynn Resorts Ltd.	442,406
19,963	Yum! Brands, Inc.	1,294,401
		144,480,319
	Consumer Staples - 10.9%
299,663	Altria Group, Inc.	10,778,878
118,877	Archer-Daniels-Midland Co.	3,101,501
60,993	Avon Products, Inc.	944,781
4,510	Brown-Forman Corp., Class B	421,956
35,698	Bunge Ltd.	2,347,857
24,125	Campbell Soup Co.(b)	798,779
4,852	Casey’s General Stores, Inc.	288,354
45,462	Central European Distribution Corp.(a)(b)	148,206
20,295	Chiquita Brands International, Inc.(a)	105,128
6,219	Church & Dwight Co., Inc.	358,277
10,642	Clorox Co. (The)	773,780
130,631	Coca-Cola Co. (The)	10,554,985
74,156	Coca-Cola Enterprises, Inc.	2,174,254
26,152	Colgate-Palmolive Co.	2,807,679
54,144	ConAgra Foods, Inc.	1,336,815
22,931	Constellation Brands, Inc., Class A(a)	646,883
18,286	Cosan Ltd., Class A (Brazil)	232,232
44,077	Costco Wholesale Corp.	4,239,326
143,432	CVS Caremark Corp.	6,490,298
105,156	Dean Foods Co.(a)	1,300,780
19,943	Dole Food Co., Inc.(a)(b)	234,729
16,298	Dr Pepper Snapple Group, Inc.	742,863
6,688	Energizer Holdings, Inc.(a)	520,126
7,159	Estee Lauder Cos., Inc. (The), Class A	374,988
12,880	Flowers Foods, Inc.	275,246
8,345	Fresh Del Monte Produce, Inc.	204,452
57,163	General Mills, Inc.	2,212,208
29,700	H.J. Heinz Co.	1,639,737
4,750	Harris Teeter Supermarkets, Inc.	196,365
3,527	Herbalife Ltd. (Cayman Islands)	193,597
9,179	Hershey Co. (The)	658,501
12,134	Hillshire Brands Co.	310,752
15,778	Hormel Foods Corp.	440,364
6,347	Ingredion, Inc.	329,536
10,410	J.M. Smucker Co. (The)	799,488
24,236	Kellogg Co.	1,156,057
40,503	Kimberly-Clark Corp.	3,520,116
177,848	Kraft Foods, Inc., Class A	7,062,344
162,650	Kroger Co. (The)	3,605,950
11,409	Lorillard, Inc.	1,467,654
7,812	McCormick & Co., Inc.	475,594
5,929	Mead Johnson Nutrition Co.	432,580
18,215	Molson Coors Brewing Co., Class B	770,859
7,905	Nash Finch Co.	151,460
21,159	Pantry, Inc. (The)(a)	301,093
124,090	PepsiCo, Inc.	9,025,066
76,563	Philip Morris International, Inc.	7,000,921
227,681	Procter & Gamble Co. (The)	14,694,532
5,803	Ralcorp Holdings, Inc.(a)	346,265
43,487	Reynolds American, Inc.	2,012,143
602,820	Rite Aid Corp.(a)	699,271
112,262	Safeway, Inc.(b)	1,745,674
39,012	Smithfield Foods, Inc.(a)	721,722
307,304	SUPERVALU, Inc.(b)	759,041
86,348	Sysco Corp.	2,537,768
62,169	Tyson Foods, Inc., Class A	933,157
4,799	United Natural Foods, Inc.(a)	260,586
5,333	Universal Corp.	242,865
123,794	Walgreen Co.	4,501,150
356,064	Wal-Mart Stores, Inc.	26,501,843
7,804	Whole Foods Market, Inc.	716,251
		150,625,663
	Energy - 11.5%
22,546	Alpha Natural Resources, Inc.(a)	158,047
33,407	Anadarko Petroleum Corp.	2,319,782
26,651	Apache Corp.	2,295,184
28,483	Arch Coal, Inc.(b)	205,362

3,844	Atwood Oceanics, Inc.(a)	$171,173
37,122	Baker Hughes, Inc.	1,719,491
6,503	Bill Barrett Corp.(a)	136,953
4,408	Bristow Group, Inc.	201,754
6,446	Cabot Oil & Gas Corp.	271,957
13,960	Cameron International Corp.(a)	701,769
81,849	Chesapeake Energy Corp.	1,540,398
242,081	Chevron Corp.	26,527,236
4,462	Cimarex Energy Co.	252,951
2,378	Concho Resources, Inc.(a)	202,725
248,100	ConocoPhillips	13,506,564
16,337	CONSOL Energy, Inc.	473,446
8,080	CVR Energy, Inc.(a)	230,765
25,654	Denbury Resources, Inc.(a)	387,888
38,329	Devon Energy Corp.	2,266,011
11,832	Diamond Offshore Drilling, Inc.	774,049
4,698	Dresser-Rand Group, Inc.(a)	218,504
6,563	Energen Corp.	336,091
12,105	EOG Resources, Inc.	1,186,411
8,798	EQT Corp.	496,207
23,815	EXCO Resources, Inc.(b)	167,658
26,900	Exterran Holdings, Inc.(a)	397,313
500,863	Exxon Mobil Corp.	43,499,952
8,608	FMC Technologies, Inc.(a)	388,393
23,013	Forest Oil Corp.(a)	157,639
63,012	Halliburton Co.	2,087,588
16,640	Helix Energy Solutions Group, Inc.(a)	297,523
6,347	Helmerich & Payne, Inc.	295,136
50,487	Hess Corp.	2,380,967
10,311	HollyFrontier Corp.	385,528
12,812	Key Energy Services, Inc.(a)	102,624
6,271	Kinder Morgan, Inc.	224,565
171,683	Marathon Oil Corp.	4,544,449
85,013	Marathon Petroleum Corp.	4,021,115
33,785	McDermott International, Inc.(a)	395,285
28,412	Murphy Oil Corp.	1,524,588
47,535	Nabors Industries Ltd. (Bermuda)(a)	657,884
22,874	National Oilwell Varco, Inc.	1,653,790
16,766	Newfield Exploration Co.(a)	511,866
23,327	Noble Corp. (Switzerland)	863,099
9,496	Noble Energy, Inc.	830,235
52,963	Occidental Petroleum Corp.	4,609,370
5,202	Oceaneering International, Inc.	268,891
4,003	Oil States International, Inc.(a)	291,018
31,173	Overseas Shipholding Group, Inc.(b)	178,310
21,036	Patterson-UTI Energy, Inc.	325,637
22,572	Peabody Energy Corp.	471,303
123,918	Phillips 66	4,659,317
4,396	Pioneer Natural Resources Co.	389,618
11,597	Plains Exploration & Production Co.(a)	463,416
13,052	QEP Resources, Inc.	391,952
4,329	Range Resources Corp.	270,995
12,118	Rowan Cos. PLC, Class A (United Kingdom)(a)	425,705
30,580	SandRidge Energy, Inc.(a)(b)	208,556
66,820	Schlumberger Ltd.	4,761,593
3,261	SEACOR Holdings, Inc.(a)	277,022
7,045	SemGroup Corp., Class A(a)	237,487
13,510	Ship Finance International Ltd. (Bermuda)(b)	195,625
2,494	SM Energy Co.	117,442
16,590	Southwestern Energy Co.(a)	551,618
57,437	Spectra Energy Corp.	1,762,742
49,642	Sunoco, Inc.	2,392,248
10,613	Superior Energy Services, Inc.(a)	229,984
4,971	Targa Resources Corp.	218,973
11,206	Teekay Corp. (Bahamas)	344,360
42,637	Tesoro Corp.(a)	1,178,913
5,492	Tidewater, Inc.	266,746
9,795	Ultra Petroleum Corp.(a)(b)	232,729
6,520	Unit Corp.(a)	259,235
154,965	USEC, Inc.(a)(b)	148,766
214,151	Valero Energy Corp.	5,889,153
100,411	Weatherford International Ltd. (Switzerland)(a)	1,209,953
14,768	Western Refining, Inc.	347,491
6,172	Whiting Petroleum Corp.(a)	249,349
56,120	Williams Cos., Inc. (The)	1,784,055
14,156	World Fuel Services Corp.	573,176
51,905	WPX Energy, Inc.(a)	827,885
		158,978,548
	Financials - 21.0%

39,098	ACE Ltd.	2,873,703
2,608	Affiliated Managers Group, Inc.(a)	291,027
48,172	Aflac, Inc.	2,108,970
4,778	Alexander & Baldwin, Inc.(a)	153,087
4,133	Alexandria Real Estate Equities, Inc. REIT	303,693
612	Alleghany Corp.(a)	211,636
5,514	Allied World Assurance Co. Holdings AG (Switzerland)	415,921
116,312	Allstate Corp. (The)	3,989,502
14,661	Alterra Capital Holdings Ltd. (Bermuda)	341,161
6,116	American Capital Agency Corp. REIT	214,916
93,039	American Express Co.	5,369,281
8,460	American Financial Group, Inc.	319,027
67,367	American International Group, Inc.(a)	2,106,566
8,571	American Tower Corp. REIT	619,769
22,594	Ameriprise Financial, Inc.	1,168,562
103,403	Annaly Capital Management, Inc. REIT	1,802,314
25,286	Aon PLC (United Kingdom)	1,244,071
19,534	Apartment Investment & Management Co., Class A REIT	535,818
17,276	Arch Capital Group Ltd.(a)	670,309
9,841	Arthur J. Gallagher & Co.	349,159
14,664	Aspen Insurance Holdings Ltd. (Bermuda)	421,443
32,147	Associated Banc-Corp.	401,516
19,786	Assurant, Inc.	716,451
15,293	Assured Guaranty Ltd. (Bermuda)	183,210
28,676	Astoria Financial Corp.	270,128
4,450	AvalonBay Communities, Inc. REIT	654,550
22,692	Axis Capital Holdings Ltd. (Bermuda)	745,659
17,734	BancorpSouth, Inc.	256,966
4,106,978	Bank of America Corp.	30,145,219
5,640	Bank of Hawaii Corp.	263,444
173,926	Bank of New York Mellon Corp. (The)	3,701,145
102,868	BB&T Corp.	3,226,969
234,070	Berkshire Hathaway, Inc., Class B(a)	19,858,499
13,865	BioMed Realty Trust, Inc. REIT	260,662
7,089	BlackRock, Inc.	1,206,973
9,719	Boston Properties, Inc. REIT	1,077,837
28,245	Brandywine Realty Trust REIT	335,551
4,629	BRE Properties, Inc. REIT	243,856
9,880	Brown & Brown, Inc.	249,371
4,860	Camden Property Trust REIT	346,567

73,084	Capital One Financial Corp.	$4,128,515
72,115	CapitalSource, Inc.	472,353
19,169	CBL & Associates Properties, Inc. REIT	378,204
24,298	CBRE Group, Inc., Class A(a)	378,563
108,853	Charles Schwab Corp. (The)	1,374,813
124,507	Chimera Investment Corp. REIT	268,935
38,047	Chubb Corp. (The)	2,765,636
26,133	Cincinnati Financial Corp.	988,873
19,632	CIT Group, Inc.(a)	716,961
742,404	Citigroup, Inc.	20,141,421
6,608	City National Corp.	325,642
30,053	CME Group, Inc.	1,566,062
95,265	CNO Financial Group, Inc.	789,747
11,806	Colonial Properties Trust REIT	267,406
33,157	Comerica, Inc.	1,001,673
8,530	Commerce Bancshares, Inc.	335,911
22,991	CommonWealth REIT	419,356
8,649	Corporate Office Properties Trust REIT	192,527
5,898	Cullen/Frost Bankers, Inc.	326,218
32,388	DCT Industrial Trust, Inc. REIT	202,749
29,597	DDR Corp. REIT	445,139
18,921	DiamondRock Hospitality Co. REIT	178,993
3,561	Digital Realty Trust, Inc. REIT	278,007
42,287	Discover Financial Services	1,520,641
35,815	Duke Realty Corp. REIT	517,885
58,909	E*TRADE Financial Corp.(a)	449,476
10,364	East West Bancorp, Inc.	225,935
7,416	Eaton Vance Corp.(b)	196,746
9,999	Endurance Specialty Holdings Ltd. (Bermuda)	346,665
4,328	Entertainment Properties Trust REIT	195,452
19,168	Equity Residential REIT	1,213,526
3,407	Erie Indemnity Co., Class A	242,885
1,730	Essex Property Trust, Inc. REIT	272,233
8,747	Everest Re Group Ltd.	889,570
15,030	F.N.B. Corp.	163,526
3,296	Federal Realty Investment Trust REIT	358,143
18,398	Federated Investors, Inc., Class B(b)	369,984
45,149	Fidelity National Financial, Inc., Class A	840,674
145,863	Fifth Third Bancorp	2,015,827
20,779	First American Financial Corp.	380,671
48,928	First Horizon National Corp.	402,677
31,568	First Niagara Financial Group, Inc.	239,285
7,732	First Republic Bank	251,522
16,039	FirstMerit Corp.	259,832
9,251	Franklin Resources, Inc.	1,063,402
28,375	Fulton Financial Corp.	260,766
36,811	General Growth Properties, Inc. REIT	667,015
167,300	Genworth Financial, Inc., Class A(a)	843,192
84,537	Goldman Sachs Group, Inc. (The)	8,529,783
8,151	Hanover Insurance Group, Inc. (The)	285,856
163,395	Hartford Financial Services Group, Inc. (The)	2,687,848
6,750	Hatteras Financial Corp. REIT	197,438
14,317	HCC Insurance Holdings, Inc.	438,673
23,346	HCP, Inc. REIT	1,102,165
8,931	Health Care REIT, Inc. REIT	555,776
7,559	Highwoods Properties, Inc. REIT	256,023
3,583	Home Properties, Inc. REIT	235,081
21,521	Hospitality Properties Trust REIT	522,315
61,756	Host Hotels & Resorts, Inc. REIT	906,578
122,721	Hudson City Bancorp, Inc.	779,278
138,710	Huntington Bancshares, Inc.	862,083
16,869	Interactive Brokers Group, Inc., Class A	233,636
2,389	IntercontinentalExchange, Inc.(a)	313,485
20,408	Invesco Ltd.(c)	451,629
55,225	iStar Financial, Inc. REIT(a)(b)	371,112
12,200	Jefferies Group, Inc.	152,988
3,255	Jones Lang LaSalle, Inc.	217,076
641,196	JPMorgan Chase & Co.	23,083,056
12,163	Kemper Corp.	397,973
186,247	KeyCorp	1,486,251
4,039	Kilroy Realty Corp. REIT	191,206
35,631	Kimco Realty Corp. REIT	694,448
16,322	Knight Capital Group, Inc., Class A(a)	168,606
25,933	Legg Mason, Inc.	635,877
11,762	Leucadia National Corp.	255,000
25,949	Lexington Realty Trust REIT(b)	231,984
13,798	Liberty Property Trust REIT	500,729
63,490	Lincoln National Corp.	1,272,974
62,748	Loews Corp.	2,484,193
15,176	M&T Bank Corp.	1,302,708
9,361	Macerich Co. (The) REIT	546,776
13,524	Mack-Cali Realty Corp. REIT	362,308
1,063	Markel Corp.(a)	459,280
47,592	Marsh & McLennan Cos., Inc.	1,580,530
18,370	MBIA, Inc.(a)	175,433
4,603	Mercury General Corp.	166,721
112,053	MetLife, Inc.	3,447,871
41,993	MFA Financial, Inc. REIT	339,303
39,989	MGIC Investment Corp.(a)	96,373
11,466	Montpelier Re Holdings Ltd. (Bermuda)	232,301
10,013	Moody’s Corp.	405,827
268,988	Morgan Stanley	3,674,376
8,259	MSCI, Inc., Class A(a)	273,786
23,631	NASDAQ OMX Group, Inc. (The)	536,424
6,765	National Retail Properties, Inc. REIT(b)	199,568
71,193	New York Community Bancorp, Inc.(b)	924,085
25,446	Northern Trust Corp.	1,155,248
33,427	NYSE Euronext	851,720
49,683	Old Republic International Corp.	400,445
13,429	PartnerRe Ltd.	972,797
45,304	People’s United Financial, Inc.	519,184
39,705	PHH Corp.(a)(b)	643,618
26,265	Piedmont Office Realty Trust, Inc., Class A REIT	448,081
6,940	Platinum Underwriters Holdings Ltd. (Bermuda)	263,859
15,343	Plum Creek Timber Co., Inc. REIT	622,772
63,817	PNC Financial Services Group, Inc.	3,771,585
34,018	Popular, Inc.(a)	512,651
9,926	Potlatch Corp. REIT	343,539
9,327	Primerica, Inc.	255,280
48,129	Principal Financial Group, Inc.	1,231,621
2,727	ProAssurance Corp.	244,257
84,872	Progressive Corp. (The)	1,675,373
30,311	Prologis, Inc. REIT	979,955
17,615	Protective Life Corp.	491,635
68,274	Prudential Financial, Inc.	3,296,269
5,287	Public Storage REIT	787,499
10,876	Raymond James Financial, Inc.	365,651
8,692	Rayonier, Inc. REIT	414,521
6,484	Realty Income Corp. REIT	267,141
20,854	Redwood Trust, Inc. REIT	268,808

7,514	Regency Centers Corp. REIT	$359,545
390,674	Regions Financial Corp.	2,719,091
11,246	Reinsurance Group of America, Inc.	626,065
6,311	RenaissanceRe Holdings Ltd. (Bermuda)	466,951
8,947	SEI Investments Co.	189,497
11,091	Selective Insurance Group, Inc.	191,431
11,730	Senior Housing Properties Trust REIT	266,857
11,212	Simon Property Group, Inc. REIT	1,799,414
5,834	SL Green Realty Corp. REIT	459,427
60,622	SLM Corp.	969,346
8,547	StanCorp Financial Group, Inc.	254,359
52,089	State Street Corp.	2,103,354
127,181	SunTrust Banks, Inc.	3,007,831
25,086	Susquehanna Bancshares, Inc.	267,417
3,018	SVB Financial Group(a)	174,471
25,192	Symetra Financial Corp.	292,983
228,684	Synovus Financial Corp.	434,500
12,138	T. Rowe Price Group, Inc.	737,383
2,525	Taubman Centers, Inc. REIT	195,738
31,636	TCF Financial Corp.	326,800
31,312	TD Ameritrade Holding Corp.	498,487
13,025	Torchmark Corp.	647,994
88,952	Travelers Cos., Inc. (The)	5,572,843
8,342	Trustmark Corp.	201,710
212,038	U.S. Bancorp	7,103,273
14,187	UDR, Inc. REIT	377,516
52,273	Unum Group	987,437
13,050	Validus Holdings Ltd.	424,516
18,280	Valley National Bancorp	170,004
9,698	Ventas, Inc. REIT	652,190
14,788	Vornado Realty Trust REIT	1,234,798
16,256	W.R. Berkley Corp.	595,457
6,010	Waddell & Reed Financial, Inc., Class A	174,831
6,468	Washington REIT	172,696
15,370	Washington Federal, Inc.	244,844
10,828	Webster Financial Corp.	222,191
13,459	Weingarten Realty Investors REIT	361,778
559,954	Wells Fargo & Co.	18,932,045
168,785	Weyerhaeuser Co. REIT	3,941,130
916	White Mountains Insurance Group Ltd.	467,700
16,118	Willis Group Holdings PLC (Ireland)	596,044
62,455	XL Group PLC (Ireland)	1,289,696
38,970	Zions Bancorp.	709,254
		289,214,935
	Health Care - 10.5%
118,886	Abbott Laboratories	7,883,331
47,145	Aetna, Inc.	1,700,049
14,551	Agilent Technologies, Inc.	557,158
11,453	Alere, Inc.(a)	216,118
7,720	Allergan, Inc.	633,580
5,385	AMERIGROUP Corp.(a)	484,004
74,385	AmerisourceBergen Corp.	2,953,084
59,922	Amgen, Inc.	4,949,557
36,160	Baxter International, Inc.	2,115,722
16,813	Becton, Dickinson and Co.	1,272,912
8,762	Biogen Idec, Inc.(a)	1,277,762
277,087	Boston Scientific Corp.(a)	1,432,540
171,209	Bristol-Myers Squibb Co.	6,095,040
11,338	Brookdale Senior Living, Inc.(a)	186,623
4,231	C.R. Bard, Inc.	411,507
96,916	Cardinal Health, Inc.	4,176,110
26,293	CareFusion Corp.(a)	641,812
28	Catamaran Corp. (Canada)(a)	2,366
9,532	Celgene Corp.(a)	652,561
4,983	Centene Corp.(a)	189,553
4,361	Cerner Corp.(a)	322,365
5,082	Charles River Laboratories International, Inc.(a)	172,940
31,394	CIGNA Corp.	1,264,550
36,979	Community Health Systems, Inc.(a)	910,053
5,200	Covance, Inc.(a)	244,088
31,823	Coventry Health Care, Inc.	1,060,661
30,931	Covidien PLC (Ireland)	1,728,424
8,037	DaVita, Inc.(a)	791,002
7,485	DENTSPLY International, Inc.	272,005
2,989	Edwards Lifesciences Corp.(a)	302,487
136,862	Eli Lilly & Co.	6,026,034
8,256	Endo Health Solutions, Inc.(a)	245,451
34,638	Express Scripts Holding Co.(a)	2,006,926
25,995	Forest Laboratories, Inc.(a)	872,132
31,310	Gilead Sciences, Inc.(a)	1,701,072
44,970	HCA Holdings, Inc.	1,190,806
45,793	Health Management Associates, Inc., Class A(a)	301,318
23,056	Health Net, Inc.(a)	507,693
7,931	Henry Schein, Inc.(a)	593,318
6,457	Hill-Rom Holdings, Inc.	168,851
16,911	Hologic, Inc.(a)	313,192
16,334	Hospira, Inc.(a)	567,607
25,113	Humana, Inc.	1,546,961
544	Intuitive Surgical, Inc.(a)	261,936
237,365	Johnson & Johnson	16,430,405
31,293	Kindred Healthcare, Inc.(a)	296,345
7,409	Laboratory Corp. of America Holdings(a)	623,023
12,600	Life Technologies Corp.(a)	552,888
10,179	LifePoint Hospitals, Inc.(a)	388,023
7,814	Lincare Holdings, Inc.(b)	323,500
5,023	Magellan Health Services, Inc.(a)	242,109
54,052	McKesson Corp.	4,904,138
3,042	MEDNAX, Inc.(a)	201,167
89,213	Medtronic, Inc.	3,516,776
279,551	Merck & Co., Inc.	12,347,768
1,241	Mettler-Toledo International, Inc.(a)	192,107
23,252	Mylan, Inc.(a)	535,494
15,827	Omnicare, Inc.	497,126
12,638	Owens & Minor, Inc.	356,518
9,146	Patterson Cos., Inc.	311,879
9,346	PerkinElmer, Inc.	238,790
1,913	Perrigo Co.	218,120
957,627	Pfizer, Inc.	23,021,353
14,771	Quest Diagnostics, Inc.	863,070
20,212	St. Jude Medical, Inc.	755,120
6,198	STERIS Corp.	186,746
16,475	Stryker Corp.	857,194
4,908	Teleflex, Inc.	312,836
127,091	Tenet Healthcare Corp.(a)	587,160
33,990	Thermo Fisher Scientific, Inc.	1,892,223
105,965	UnitedHealth Group, Inc.	5,413,752
19,039	Universal American Corp.(a)	170,589
8,639	Universal Health Services, Inc., Class B	337,612
4,758	Varian Medical Systems, Inc.(a)	259,692
9,360	VCA Antech, Inc.(a)	170,352
33,240	Warner Chilcott PLC, Class A (Ireland)(a)	565,080
2,913	Waters Corp.(a)	225,699

6,930	Watson Pharmaceuticals, Inc.(a)	$539,362
5,157	WellCare Health Plans, Inc.(a)	334,277
92,919	WellPoint, Inc.	4,951,654
9,818	Zimmer Holdings, Inc.	578,575
		145,401,783
	Industrials - 11.1%
55,110	3M Co.	5,027,685
8,934	ABM Industries, Inc.	166,172
2,936	Acuity Brands, Inc.	170,112
19,632	AECOM Technology Corp.(a)	318,235
17,053	AerCap Holdings NV (Netherlands)(a)	193,381
12,199	AGCO Corp.(a)	534,804
10,235	Alaska Air Group, Inc.(a)	356,690
7,185	Alliant Techsystems, Inc.	332,809
9,235	AMETEK, Inc.	286,285
3,882	Armstrong World Industries, Inc.	150,039
4,260	Atlas Air Worldwide Holdings, Inc.(a)	193,234
21,137	Avery Dennison Corp.	650,808
52,416	Avis Budget Group, Inc.(a)	753,218
11,071	Babcock & Wilcox Co. (The)(a)	277,882
6,034	BE Aerospace, Inc.(a)	236,714
67,277	Boeing Co. (The)	4,972,443
11,922	Briggs & Stratton Corp.	207,920
9,119	Brink’s Co. (The)	211,561
9,579	C.H. Robinson Worldwide, Inc.	506,250
5,405	Carlisle Cos., Inc.	272,898
39,111	Caterpillar, Inc.	3,293,537
12,185	Cintas Corp.	482,892
10,365	Con-way, Inc.	369,201
12,333	Cooper Industries PLC (Ireland)	886,496
7,030	Copart, Inc.(a)	167,033
11,277	Corrections Corp. of America	350,489
12,066	Covanta Holding Corp.	207,294
5,165	Crane Co.	201,435
89,194	CSX Corp.	2,046,110
9,067	Cummins, Inc.	869,525
4,913	Curtiss-Wright Corp.	147,243
29,807	Danaher Corp.	1,574,108
28,431	Deere & Co.	2,184,069
190,911	Delta Air Lines, Inc.(a)	1,842,291
8,392	Deluxe Corp.	237,661
3,820	Dollar Thrifty Automotive Group, Inc.(a)	284,208
5,466	Donaldson Co., Inc.	186,555
14,644	Dover Corp.	797,659
79,043	DryShips, Inc. (Greece)(a)(b)	174,685
2,795	Dun & Bradstreet Corp. (The)	224,131
29,587	Eaton Corp.	1,297,094
14,988	EMCOR Group, Inc.	394,634
65,797	Emerson Electric Co.	3,143,123
6,232	EnerSys(a)	212,823
3,315	Engility Holdings, Inc.(a)	48,399
7,232	Equifax, Inc.	338,747
3,246	Esterline Technologies Corp.(a)	190,605
64,943	Exelis, Inc.	610,464
10,315	Expeditors International of Washington, Inc.	366,905
6,869	Fastenal Co.	296,191
34,909	FedEx Corp.	3,152,283
3,490	Flowserve Corp.	418,730
18,703	Fluor Corp.	927,295
12,619	Fortune Brands Home & Security, Inc.(a)	279,132
17,538	Foster Wheeler AG (Switzerland)(a)	316,386
5,041	FTI Consulting, Inc.(a)	128,697
2,733	Gardner Denver, Inc.	155,726
6,196	GATX Corp.	260,666
13,840	General Cable Corp.(a)	361,639
43,301	General Dynamics Corp.	2,747,015
1,573,793	General Electric Co.	32,656,205
15,834	GrafTech International Ltd.(a)	165,465
6,491	Granite Construction, Inc.	168,117
17,669	Harsco Corp.	375,466
94,250	Hertz Global Holdings, Inc.(a)	1,061,255
7,320	HNI Corp.	194,492
61,124	Honeywell International, Inc.	3,548,248
4,060	Hubbell, Inc., Class B	334,057
13,678	Huntington Ingalls Industries, Inc.(a)	533,305
5,698	IDEX Corp.	217,379
41,845	Illinois Tool Works, Inc.	2,273,857
33,196	Ingersoll-Rand PLC (Ireland)	1,407,842
12,233	Iron Mountain, Inc.	394,025
41,722	ITT Corp.	781,870
4,805	J.B. Hunt Transport Services, Inc.	264,371
17,246	Jacobs Engineering Group, Inc.(a)	665,178
71,721	JetBlue Airways Corp.(a)	395,183
4,502	Joy Global, Inc.	233,834
5,599	Kansas City Southern	407,607
16,067	KBR, Inc.	421,598
14,791	Kelly Services, Inc., Class A	175,421
5,389	Kennametal, Inc.	198,854
3,159	Kirby Corp.(a)	166,700
19,891	L-3 Communications Holdings, Inc.	1,410,073
6,203	Lennox International, Inc.	270,885
5,263	Lincoln Electric Holdings, Inc.	209,888
42,526	Lockheed Martin Corp.	3,796,296
16,046	Manitowoc Co., Inc. (The)	192,552
22,470	Manpower, Inc.	799,483
79,257	Masco Corp.	953,462
4,788	Matson, Inc.	117,593
33,841	Meritor, Inc.(a)	158,376
4,890	Moog, Inc., Class A(a)	177,947
3,838	Mueller Industries, Inc.	163,614
20,572	Navistar International Corp.(a)	506,071
10,026	Nielsen Holdings NV (Netherlands)(a)	285,741
30,977	Norfolk Southern Corp.	2,293,847
53,717	Northrop Grumman Corp.	3,556,065
19,853	Oshkosh Corp.(a)	447,090
21,069	Owens Corning(a)	565,913
35,558	PACCAR, Inc.	1,422,676
4,904	Pall Corp.	261,923
11,812	Parker Hannifin Corp.	948,740
9,905	Pentair, Inc.	434,136
48,681	Pitney Bowes, Inc.(b)	650,378
5,540	Precision Castparts Corp.	861,802
13,579	Quad Graphics, Inc.(b)	208,981
21,972	Quanta Services, Inc.(a)	505,136
78,214	R.R. Donnelley & Sons Co.(b)	947,954
49,636	Raytheon Co.	2,753,805
3,214	Regal-Beloit Corp.	206,885
41,187	Republic Airways Holdings, Inc.(a)	187,401
38,078	Republic Services, Inc.	1,101,597
11,774	Robert Half International, Inc.	318,016
8,035	Rockwell Automation, Inc.	541,238
9,948	Rockwell Collins, Inc.	503,070
3,923	Roper Industries, Inc.	390,142

11,231	Ryder System, Inc.	$442,951
11,010	Seaspan Corp. (Hong Kong)(b)	170,545
15,989	Shaw Group, Inc. (The)(a)	622,772
25,249	SkyWest, Inc.	176,743
5,335	Snap-On, Inc.	361,606
70,779	Southwest Airlines Co.	650,459
13,484	Spirit Aerosystems Holdings, Inc., Class A(a)	316,874
6,160	SPX Corp.(a)	374,035
11,133	Stanley Black & Decker, Inc.	744,686
23,117	Steelcase, Inc., Class A	198,113
2,408	Stericycle, Inc.(a)	223,583
3,121	Teledyne Technologies, Inc.(a)	194,438
23,415	Terex Corp.(a)	456,593
38,845	Textron, Inc.	1,011,912
8,386	Timken Co. (The)	303,573
2,689	TransDigm Group, Inc.(a)	331,715
9,776	Trinity Industries, Inc.	273,728
2,881	Triumph Group, Inc.	180,149
16,638	Tutor Perini Corp.(a)	189,008
50,631	Tyco International Ltd. (Switzerland)	2,781,667
28,815	Union Pacific Corp.	3,533,007
75,194	United Continental Holdings, Inc.(a)(b)	1,420,415
55,299	United Parcel Service, Inc., Class B	4,181,157
9,502	United Rentals, Inc.(a)	274,703
11,866	United Stationers, Inc.	299,142
75,311	United Technologies Corp.	5,606,151
17,079	URS Corp.	598,961
17,062	USG Corp.(a)(b)	277,087
14,882	UTi Worldwide, Inc. (British Virgin Islands)	197,186
3,249	W.W. Grainger, Inc.	665,493
5,442	Waste Connections, Inc.	167,450
62,117	Waste Management, Inc.	2,136,825
8,894	Werner Enterprises, Inc.	205,274
4,855	WESCO International, Inc.(a)	270,472
17,404	Xylem, Inc.	417,348
27,195	YRC Worldwide, Inc.(a)	154,468
		153,591,710
	Information Technology - 10.1%
30,820	Accenture PLC, Class A (Ireland)	1,858,446
35,541	Activision Blizzard, Inc.	427,558
24,934	Adobe Systems, Inc.(a)	769,962
69,405	Advanced Micro Devices, Inc.(a)	281,784
7,521	Akamai Technologies, Inc.(a)	264,589
2,196	Alliance Data Systems Corp.(a)	285,480
8,620	Altera Corp.	305,579
16,446	Amdocs Ltd. (Guernsey)(a)	489,269
39,561	Amkor Technology, Inc.(a)(b)	210,860
6,607	Amphenol Corp., Class A	389,020
18,125	Analog Devices, Inc.	708,325
4,902	Anixter International, Inc.	278,973
2,844	ANSYS, Inc.(a)	170,526
43,102	AOL, Inc.(a)(b)	1,373,230
14,168	Apple, Inc.(a)	8,653,248
117,895	Applied Materials, Inc.	1,283,877
28,533	Arrow Electronics, Inc.(a)	962,989
19,037	Atmel Corp.(a)	111,557
8,531	Autodesk, Inc.(a)	289,372
31,491	Automatic Data Processing, Inc.	1,780,816
7,193	Avago Technologies Ltd. (Singapore)	266,141
32,253	Avnet, Inc.(a)	1,015,970
13,933	Benchmark Electronics, Inc.(a)	219,584
9,739	BMC Software, Inc.(a)	385,664
22,943	Brightpoint, Inc.(a)	205,799
14,974	Broadcom Corp., Class A(a)	507,319
10,098	Broadridge Financial Solutions, Inc.	213,775
49,366	Brocade Communications Systems, Inc.(a)	245,349
22,873	CA, Inc.	550,553
4,167	CACI International, Inc., Class A(a)	235,227
5,798	Check Point Software Technologies Ltd. (Israel)(a)	281,609
375,532	Cisco Systems, Inc.	5,989,735
4,502	Citrix Systems, Inc.(a)	327,205
7,579	Cognizant Technology Solutions Corp., Class A(a)	430,260
45,724	Computer Sciences Corp.	1,125,725
19,049	Compuware Corp.(a)	175,441
22,753	Convergys Corp.	335,379
55,740	CoreLogic, Inc.(a)	1,282,020
147,673	Corning, Inc.	1,684,949
6,859	Cree, Inc.(a)(b)	164,273
246,436	Dell, Inc.(a)	2,927,660
7,241	Diebold, Inc.	234,246
4,214	DST Systems, Inc.	227,135
59,294	eBay, Inc.(a)	2,626,724
21,351	Electronic Arts, Inc.(a)	235,288
95,246	EMC Corp.(a)	2,496,398
1,638	Equinix, Inc.(a)	291,859
29,023	Fidelity National Information Services, Inc.	912,483
9,868	First Solar, Inc.(a)(b)	153,349
10,960	Fiserv, Inc.(a)	768,625
234,499	Flextronics International Ltd. (Singapore)(a)	1,503,139
9,342	FLIR Systems, Inc.	191,044
3,679	Global Payments, Inc.	157,535
7,672	Google, Inc., Class A(a)	4,856,146
12,378	Harris Corp.	515,544
387,638	Hewlett-Packard Co.	7,070,517
6,780	IAC/InterActiveCorp.	356,696
72,634	Ingram Micro, Inc., Class A(a)	1,088,784
13,199	Insight Enterprises, Inc.(a)	221,215
396,034	Intel Corp.	10,178,074
61,453	International Business Machines Corp.	12,043,559
16,874	Intersil Corp., Class A	155,410
9,906	Intuit, Inc.	574,746
5,166	Itron, Inc.(a)	201,319
25,928	Jabil Circuit, Inc.	562,638
15,133	Juniper Networks, Inc.(a)	265,281
8,404	KLA-Tencor Corp.	427,848
5,316	Lam Research Corp.(a)	182,924
11,809	Lender Processing Services, Inc.	291,328
12,640	Lexmark International, Inc., Class A	221,074
11,782	Linear Technology Corp.	379,969
31,268	LSI Corp.(a)	215,749
42,833	Marvell Technology Group Ltd. (Bermuda)	482,300
2,025	MasterCard, Inc., Class A	884,054
20,457	Maxim Integrated Products, Inc.	557,044
97,976	MEMC Electronic Materials, Inc.(a)	188,114
15,133	Microchip Technology, Inc.(b)	505,140
156,693	Micron Technology, Inc.(a)	973,064
455,320	Microsoft Corp.	13,418,280

6,879	Molex, Inc.	$172,800
7,595	Molex, Inc., Class A	157,065
25,813	Monster Worldwide, Inc.(a)	187,144
48,392	Motorola Solutions, Inc.	2,339,269
16,595	NCR Corp.(a)	386,995
13,484	NetApp, Inc.(a)	440,522
6,696	Nuance Communications, Inc.(a)	136,264
33,280	NVIDIA Corp.(a)	450,611
10,434	NXP Semiconductor NV (Netherlands)(a)	235,704
32,105	ON Semiconductor Corp.(a)	222,809
199,076	Oracle Corp.	6,012,095
28,080	Paychex, Inc.	917,935
55,404	QUALCOMM, Inc.	3,306,511
70,485	SAIC, Inc.	815,511
15,062	SanDisk Corp.(a)	619,500
38,379	Sanmina-SCI Corp.(a)	327,757
36,662	Seagate Technology PLC (Ireland)	1,100,593
58,806	Symantec Corp.(a)	926,194
8,929	Synopsys, Inc.(a)	270,459
40,335	TE Connectivity Ltd. (Switzerland)	1,331,458
23,900	Tech Data Corp.(a)	1,197,390
52,189	Tellabs, Inc.	171,702
4,084	Teradata Corp.(a)	276,160
11,275	Teradyne, Inc.(a)	165,855
74,381	Texas Instruments, Inc.	2,026,138
20,879	Total System Services, Inc.	493,788
4,210	Trimble Navigation Ltd.(a)	186,335
18,884	Unisys Corp.(a)	366,916
15,576	Visa, Inc., Class A	2,010,394
26,128	Vishay Intertechnology, Inc.(a)	257,883
24,586	Western Digital Corp.(a)	977,785
32,801	Western Union Co. (The)	571,721
219,466	Xerox Corp.	1,520,899
13,612	Xilinx, Inc.	441,029
104,750	Yahoo!, Inc.(a)	1,659,240
		138,760,170
	Materials - 3.6%
16,752	Air Products & Chemicals, Inc.	1,347,363
3,854	Airgas, Inc.	305,699
45,288	AK Steel Holding Corp.(b)	240,932
4,417	Albemarle Corp.	257,158
273,350	Alcoa, Inc.	2,315,275
11,339	Allegheny Technologies, Inc.	340,510
4,729	AptarGroup, Inc.	236,497
12,450	Ashland, Inc.	876,356
13,985	Ball Corp.	581,217
14,699	Bemis Co., Inc.	451,994
7,088	Cabot Corp.	276,432
9,905	Celanese Corp., Series A	377,678
2,711	CF Industries Holdings, Inc.	530,705
18,239	Chemtura Corp.(a)	246,591
8,129	Cliffs Natural Resources, Inc.	332,395
6,691	Coeur d’Alene Mines Corp.(a)	109,130
35,521	Commercial Metals Co.	457,866
16,951	Crown Holdings, Inc.(a)	608,541
4,865	Cytec Industries, Inc.	299,489
5,716	Domtar Corp.	422,184
160,579	Dow Chemical Co. (The)	4,621,464
81,152	E.I. du Pont de Nemours & Co.	4,033,254
12,347	Eastman Chemical Co.	645,501
11,419	Ecolab, Inc.	747,374
6,456	FMC Corp.	353,143
80,276	Freeport-McMoRan Copper & Gold, Inc.	2,702,893
3,206	Greif, Inc., Class A	138,692
1,163	Greif, Inc., Class B	58,150
36,608	Huntsman Corp.	463,091
5,683	International Flavors & Fragrances, Inc.	316,770
64,279	International Paper Co.	2,108,994
51,875	LyondellBasell Industries NV, Class A (Netherlands)	2,309,994
3,817	Martin Marietta Materials, Inc.	286,809
25,357	MeadWestvaco Corp.	720,139
25,708	Monsanto Co.	2,201,119
18,304	Mosaic Co. (The)	1,063,645
30,157	Newmont Mining Corp.	1,341,082
49,174	Nucor Corp.	1,927,621
10,258	Olin Corp.	207,622
7,006	OM Group, Inc.(a)	109,994
34,378	Owens-Illinois, Inc.(a)	634,274
11,554	Packaging Corp. of America	355,748
13,492	PolyOne Corp.	198,737
15,638	PPG Industries, Inc.	1,711,735
16,248	Praxair, Inc.	1,685,892
10,047	Reliance Steel & Aluminum Co.	517,220
28,845	Resolute Forest Products(a)(b)	264,797
3,457	Rock-Tenn Co., Class A	201,267
6,882	Rockwood Holdings, Inc.	304,322
16,450	RPM International, Inc.	435,925
6,314	Scotts Miracle-Gro Co. (The), Class A	251,929
26,486	Sealed Air Corp.	429,073
4,770	Sensient Technologies Corp.	169,097
7,247	Sherwin-Williams Co. (The)	973,634
5,285	Sigma-Aldrich Corp.	365,722
4,381	Silgan Holdings, Inc.	180,541
14,114	Sonoco Products Co.	427,795
25,879	Southern Copper Corp.	835,374
34,656	Steel Dynamics, Inc.	446,716
42,311	United States Steel Corp.(b)	873,722
7,438	Valspar Corp. (The)	373,388
15,342	Vulcan Materials Co.	594,349
4,052	W.R. Grace & Co.(a)	227,074
2,858	Walter Energy, Inc.	98,029
12,545	Worthington Industries, Inc.	272,227
		49,799,950
	Telecommunication Services - 5.2%
945,830	AT&T, Inc.	35,865,874
36,724	CenturyLink, Inc.	1,525,515
51,602	Cincinnati Bell, Inc.(a)	198,668
8,395	Crown Castle International Corp.(a)	519,483
239,043	Frontier Communications Corp.(b)	937,049
16,205	Level 3 Communications, Inc.(a)	312,270
37,149	MetroPCS Communications, Inc.(a)	325,425
39,752	NII Holdings, Inc.(a)	268,326
1,564,879	Sprint Nextel Corp.(a)	6,822,872
24,911	Telephone & Data Systems, Inc.	603,593
10,064	tw telecom, inc.(a)	252,908
523,800	Verizon Communications, Inc.	23,644,332
87,125	Windstream Corp.(b)	867,765
		72,144,080
	Utilities - 5.6%
167,678	AES Corp. (The)(a)	2,022,197
8,846	AGL Resources, Inc.	358,263
4,386	ALLETE, Inc.	181,844
15,041	Alliant Energy Corp.	702,565

52,946	Ameren Corp.	$1,811,283
78,221	American Electric Power Co., Inc.	3,304,055
16,543	American Water Works Co., Inc.	599,684
11,014	Aqua America, Inc.	282,399
19,513	Atmos Energy Corp.	699,541
8,910	Avista Corp.	246,629
6,393	Black Hills Corp.	203,617
51,772	Calpine Corp.(a)	884,783
62,443	CenterPoint Energy, Inc.	1,315,050
5,906	Cleco Corp.	258,447
33,650	CMS Energy Corp.	829,809
40,923	Consolidated Edison, Inc.	2,639,533
67,410	Dominion Resources, Inc.	3,661,037
28,723	DTE Energy Co.	1,762,730
66,103	Duke Energy Corp.	4,480,461
53,537	Edison International	2,472,339
33,861	Entergy Corp.	2,460,679
113,264	Exelon Corp.	4,430,888
58,960	FirstEnergy Corp.	2,960,971
354,047	GenOn Energy, Inc.(a)	842,632
25,582	Great Plains Energy, Inc.	567,409
15,277	Hawaiian Electric Industries, Inc.	435,242
6,068	IDACORP, Inc.	256,070
15,486	Integrys Energy Group, Inc.	937,522
2,651	ITC Holdings Corp.	196,678
28,028	MDU Resources Group, Inc.	627,547
8,345	National Fuel Gas Co.	408,404
5,330	New Jersey Resources Corp.	244,647
52,382	NextEra Energy, Inc.	3,713,884
47,590	NiSource, Inc.	1,217,828
22,929	Northeast Utilities	914,408
5,567	NorthWestern Corp.	205,589
89,881	NRG Energy, Inc.	1,781,441
34,907	NV Energy, Inc.	638,449
10,725	OGE Energy Corp.	569,605
24,808	ONEOK, Inc.	1,104,204
52,823	Pepco Holdings, Inc.	1,054,347
63,570	PG&E Corp.	2,934,391
8,366	Piedmont Natural Gas Co., Inc.(b)	265,871
17,086	Pinnacle West Capital Corp.	914,784
15,665	PNM Resources, Inc.	325,832
12,633	Portland General Electric Co.	343,997
64,150	PPL Corp.	1,853,935
81,979	Public Service Enterprise Group, Inc.	2,724,982
23,493	Questar Corp.	478,083
19,069	SCANA Corp.	937,623
29,501	Sempra Energy	2,077,165
94,137	Southern Co. (The)	4,532,697
6,192	Southwest Gas Corp.	276,535
33,654	TECO Energy, Inc.	612,166
19,297	UGI Corp.	591,453
5,694	UIL Holdings Corp.	210,906
5,796	UNS Energy Corp.	235,897
12,947	Vectren Corp.	386,468
16,632	Westar Energy, Inc.	508,274
7,523	WGL Holdings, Inc.	304,305
20,531	Wisconsin Energy Corp.	836,433
67,781	Xcel Energy, Inc.	1,985,983
		77,622,490
	Total Common Stocks and Other Equity Interests (Cost $1,327,851,778)	1,380,619,648

	Money Market Fund - 0.0%
354,791	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $354,791)	354,791

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,328,206,569)-100.0%	1,380,974,439

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
18,886,909	Invesco Liquid Assets Portfolio - Institutional Class (Cost $18,886,909)(d)(e)	18,886,909

	Total Investments (Cost $1,347,093,478)(f)-101.4%	1,399,861,348
	Liabilities in excess of other assets-(1.4)%	(19,082,432)
	Net Assets-100.0%	$1,380,778,916

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the trasactions in earnings from the investments in Invesco Ltd. for the three months ended July 31, 2012.

Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	April 30, 2012	Cost	Sales	(Depreciation)	(Loss)	July 31, 2012	Income
Invesco Ltd.	$500,526	$18,756	$(13,111)	$(55,255)	$713	$451,629	$3,483

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(f) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,390,454,720. The net unrealized appreciation was $9,406,628 which consisted of aggregate gross unrealized appreciation of $165,336,892 and aggregate gross unrealized depreciation of $155,930,264.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.4%
32,022	1-800-FLOWERS.COM, Inc., Class A(a)	$112,397
4,542	AFC Enterprises, Inc.(a)	100,333
13,383	AH Belo Corp., Class A	55,406
14,448	Ambassadors Group, Inc.	78,886
9,105	AMC Networks, Inc., Class A(a)	394,793
84,474	American Apparel, Inc.(a)	69,269
42,710	American Axle & Manufacturing Holdings, Inc.(a)	460,841
49,275	American Greetings Corp., Class A(b)	654,865
2,409	American Public Education, Inc.(a)	60,490
2,782	America’s Car-Mart, Inc.(a)	127,638
34,490	Ameristar Casinos, Inc.	581,846
6,853	Arbitron, Inc.	240,335
26,840	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands)	351,067
3,231	Arctic Cat, Inc.(a)	142,164
5,826	Ascent Capital Group, Inc., Class A(a)	290,018
13,536	Bally Technologies, Inc.(a)	591,659
199,250	Beazer Homes USA, Inc.(a)(b)	462,260
20,437	bebe Stores, Inc.	122,622
79,706	Belo Corp., Class A	545,986
10,621	Benihana, Inc.	172,273
26,458	Big 5 Sporting Goods Corp.	199,493
718	Biglari Holdings, Inc.(a)	269,788
4,372	BJ’s Restaurants, Inc.(a)	173,044
2,951	Blue Nile, Inc.(a)(b)	75,782
9,645	Blyth, Inc.	330,631
19,578	Bob Evans Farms, Inc.	754,145
42,451	Bon-Ton Stores, Inc. (The)(b)	280,177
5,401	Bravo Brio Restaurant Group, Inc.(a)	97,596
3,725	Bridgepoint Education, Inc.(a)(b)	33,897
61,315	Brown Shoe Co., Inc.(b)	843,694
10,952	Buckle, Inc. (The)(b)	423,514
2,211	Buffalo Wild Wings, Inc.(a)	160,496
35,222	Build-A-Bear Workshop, Inc.(a)	163,782
70,481	Callaway Golf Co.(b)	386,941
3,963	Capella Education Co.(a)	105,099
6,042	Caribou Coffee Co., Inc.(a)	68,698
9,974	Carmike Cinemas, Inc.(a)	138,639
11,838	Carrols Restaurant Group, Inc.(a)	64,044
36,011	Casual Male Retail Group, Inc.(a)	136,842
14,498	Cato Corp. (The), Class A	405,944
1,837	Cavco Industries, Inc.(a)	87,919
12,046	CEC Entertainment, Inc.	415,105
93,238	Central European Media Enterprises Ltd., Class A (Bermuda)(a)(b)	469,920
25,042	Cheesecake Factory, Inc. (The)(a)	839,408
9,698	Cherokee, Inc.	129,953
52,028	Chico’s FAS, Inc.	797,069
15,670	Children’s Place Retail Stores, Inc. (The)(a)	796,036
7,042	Choice Hotels International, Inc.	282,243
47,469	Christopher & Banks Corp.	103,482
4,276	Churchill Downs, Inc.	236,634
15,784	Citi Trends, Inc.(a)	237,234
38,399	Clear Channel Outdoor Holdings, Inc., Class A	194,299
9,482	Coinstar, Inc.(a)(b)	450,300
179,091	Coldwater Creek, Inc.(a)	114,618
6,459	Columbia Sportswear Co.	326,761
21,485	Conn’s, Inc.(a)	383,507
149,109	Corinthian Colleges, Inc.(a)(b)	301,200
13,352	Cracker Barrel Old Country Store, Inc.	836,636
18,951	Crocs, Inc.(a)	290,898
6,344	CSS Industries, Inc.	118,887
16,802	CTC Media, Inc.	124,671
32,885	Cumulus Media, Inc., Class A(a)(b)	82,870
7,367	Deckers Outdoor Corp.(a)(b)	307,278
14,732	Delphi Automotive PLC (Jersey Islands)(a)	418,241
5,963	Delta Apparel, Inc.(a)	83,482
70,037	Denny’s Corp.(a)	305,361
10,907	Destination Maternity Corp.	195,126

21,608	DeVry, Inc.	424,165
26,935	Digital Generation, Inc.(a)(b)	287,127
8,960	DineEquity, Inc.(a)	477,568
7,333	Dorman Products, Inc.(a)	210,604
38,399	DreamWorks Animation SKG, Inc., Class A(a)(b)	737,261
7,378	Drew Industries, Inc.(a)	198,173
8,391	DSW, Inc., Class A	496,076
8,711	Dunkin’ Brands Group, Inc.	263,769
37,837	E.W. Scripps Co. (The), Class A(a)	351,506
27,446	Education Management Corp.(a)(b)	103,197
44,772	Entercom Communications Corp., Class A(a)(b)	243,560
16,578	Ethan Allen Interiors, Inc.	342,004
26,070	Express, Inc.(a)	419,727
38,613	Federal-Mogul Corp.(a)	384,199
11,838	Fiesta Restaurant Group, Inc.(a)	182,187
81,957	Fifth & Pacific Cos., Inc.(a)	908,084
19,341	Finish Line, Inc. (The), Class A	403,840
3,528	Fisher Communications, Inc.(a)	112,755
33,848	Fred’s, Inc., Class A	480,642
9,591	Fuel Systems Solutions, Inc.(a)	169,953
123,674	Furniture Brands International, Inc.(a)	136,041
23,058	Gaylord Entertainment Co.(a)	847,381
10,154	Genesco, Inc.(a)	672,398
12,670	G-III Apparel Group Ltd.(a)	311,302
20,243	GNC Holdings, Inc., Class A	779,963
4,782	Gordmans Stores, Inc.(a)	81,007
7,591	Grand Canyon Education, Inc.(a)	126,314
34,468	Gray Television, Inc.(a)	57,906
46,523	Harte-Hanks, Inc.	293,095
15,548	Haverty Furniture Cos., Inc.	175,381
11,261	Helen of Troy Ltd.(a)	343,010
18,003	hhgregg, Inc.(a)(b)	123,861
5,676	Hibbett Sports, Inc.(a)	344,931
25,898	Hillenbrand, Inc.	447,776
33,197	Hot Topic, Inc.	337,282
234,455	Hovnanian Enterprises, Inc., Class A(a)(b)	543,936
27,813	Iconix Brand Group, Inc.(a)	493,124
16,472	International Speedway Corp., Class A	422,342
18,389	Interval Leisure Group, Inc.	337,254

19,815	Isle of Capri Casinos, Inc.(a)	$116,314
11,552	ITT Educational Services, Inc.(a)(b)	448,449
27,075	JAKKS Pacific, Inc.(b)	433,741
8,991	Jos. A. Bank Clothiers, Inc.(a)	379,960
31,808	Journal Communications, Inc., Class A(a)	176,216
7,267	K12, Inc.(a)(b)	131,387
5,089	Kenneth Cole Productions, Inc., Class A(a)	76,539
7,645	Kirkland’s, Inc.(a)	82,642
16,536	Krispy Kreme Doughnuts, Inc.(a)	100,870
52,459	K-Swiss, Inc., Class A(a)(b)	163,147
27,958	La-Z-Boy, Inc.(a)	334,378
16,237	LeapFrog Enterprises, Inc.(a)	186,563
17,442	Libbey, Inc.(a)	253,258
14,047	Life Time Fitness, Inc.(a)	637,874
6,020	Lifetime Brands, Inc.	77,538
35,113	LIN TV Corp., Class A(a)	126,056
27,106	Lincoln Educational Services Corp.	118,182
42,717	Lions Gate Entertainment Corp. (Canada)(a)(b)	574,544
20,602	Lithia Motors, Inc., Class A	573,972
26,771	LodgeNet Interactive Corp.(a)(b)	16,063
3,697	Lululemon Athletica, Inc.(a)(b)	208,807
7,117	Lumber Liquidators Holdings, Inc.(a)	300,978
16,994	M/I Homes, Inc.(a)	281,930
20,613	Madison Square Garden Co. (The), Class A(a)	747,221
11,517	Maidenform Brands, Inc.(a)	242,778
15,532	Marcus Corp.	203,780
21,738	MarineMax, Inc.(a)	161,731
13,335	Matthews International Corp., Class A	386,715
155,967	McClatchy Co. (The), Class A(a)(b)	251,107
27,851	MDC Holdings, Inc.	887,333
27,340	Media General, Inc., Class A(a)(b)	133,693
22,171	Meredith Corp.(b)	732,530
26,831	Meritage Homes Corp.(a)	941,768
53,052	Modine Manufacturing Co.(a)	355,979
5,434	Monro Muffler Brake, Inc.	179,702
24,074	Morgans Hotel Group Co.(a)	119,407
3,306	Morningstar, Inc.	191,979
10,647	Motorcar Parts of America, Inc.(a)	47,379
7,188	Movado Group, Inc.	168,487
12,435	Multimedia Games Holding Co., Inc.(a)	175,955
22,447	National CineMedia, Inc.	317,401
5,675	Netflix, Inc.(a)(b)	322,624
33,394	New York & Co., Inc.(a)	151,943
8,197	Nexstar Broadcasting Group, Inc., Class A(a)	53,444
26,037	Nutrisystem, Inc.(b)	272,998
45,804	Orbitz Worldwide, Inc.(a)	198,789
38,551	Orient-Express Hotels Ltd., Class A(a)	351,585
22,577	Overstock.com, Inc.(a)(b)	181,519
5,740	Oxford Industries, Inc.	248,198
108,321	Pacific Sunwear of California, Inc.(a)(b)	230,724
4,114	Panera Bread Co., Class A(a)	647,914
8,702	Papa John’s International, Inc.(a)	443,889
2,410	Peet’s Coffee & Tea, Inc.(a)(b)	181,714
39,896	Pep Boys - Manny, Moe & Jack (The)	361,857
15,057	Perry Ellis International, Inc.(a)	283,824
7,065	PetMed Express, Inc.	68,672
20,201	Pier 1 Imports, Inc.	333,114
50,072	Pinnacle Entertainment, Inc.(a)	543,281
17,038	Pool Corp.	628,021
145,992	Quiksilver, Inc.(a)	421,917
8,680	Red Lion Hotels Corp.(a)	64,926
8,135	Red Robin Gourmet Burgers, Inc.(a)	242,830
71,168	Ruby Tuesday, Inc.(a)	456,187
5,268	rue21, Inc.(a)	129,804
23,541	Ruth’s Hospitality Group, Inc.(a)	158,195
41,531	Ryland Group, Inc.(b)	991,760
31,147	Sally Beauty Holdings, Inc.(a)	822,904
22,725	Scholastic Corp.	684,704
64,066	School Specialty, Inc.(a)(b)	215,262
46,179	Scientific Games Corp., Class A(a)	390,674
52,662	Sealy Corp.(a)(b)	87,946
7,619	Select Comfort Corp.(a)	198,170
12,241	Shoe Carnival, Inc.	271,750
11,072	Shuffle Master, Inc.(a)	161,762
6,307	Shutterfly, Inc.(a)(b)	207,059
16,280	Sinclair Broadcast Group, Inc., Class A	166,056
187,612	Sirius XM Radio, Inc.(a)	405,242
14,655	Six Flags Entertainment Corp.	844,275
46,674	Skechers U.S.A., Inc., Class A(a)	930,680

13,676	Skyline Corp.	67,149
29,026	Smith & Wesson Holding Corp.(a)	293,163
1,896	SodaStream International Ltd. (Israel)(a)(b)	73,963
48,377	Sonic Corp.(a)	478,932
16,229	Sotheby’s	476,321
29,764	Spartan Motors, Inc.	151,796
8,461	Speedway Motorsports, Inc.	134,614
34,918	Stage Stores, Inc.	661,347
10,866	Standard Motor Products, Inc.	152,776
54,196	Standard Pacific Corp.(a)(b)	307,291
34,025	Stein Mart, Inc.(a)	270,499
5,583	Steiner Leisure Ltd.(a)	232,811
3,972	Steinway Musical Instruments, Inc.(a)	97,870
6,226	Steven Madden Ltd.(a)	251,717
54,913	Stewart Enterprises, Inc., Class A(b)	375,056
23,054	Stoneridge, Inc.(a)	148,007
4,391	Strayer Education, Inc.(b)	319,050
2,429	Sturm Ruger & Co., Inc.(b)	120,065
19,369	Superior Industries International, Inc.	331,016
46,143	SuperMedia, Inc.(a)(b)	106,129
6,701	Systemax, Inc.(a)	83,561
175,180	Talbots, Inc. (The)(a)(b)	479,993
5,980	Tempur-Pedic International, Inc.(a)	170,370
19,610	Texas Roadhouse, Inc.	339,449
23,808	Thor Industries, Inc.	684,004
7,292	Tower International, Inc.(a)	62,638
8,395	Town Sports International Holdings, Inc.(a)	108,463
107,137	TravelCenters of America LLC(a)	528,185
15,467	TripAdvisor, Inc.(a)	578,620
8,378	True Religion Apparel, Inc.	219,839
48,386	Tuesday Morning Corp.(a)	244,833
4,581	Ulta Salon, Cosmetics & Fragrance, Inc.	388,835
5,897	Under Armour, Inc., Class A(a)	321,033
18,540	Unifi, Inc.(a)	205,423
8,253	Universal Electronics, Inc.(a)	103,905
9,337	Universal Technical Institute, Inc.	107,282
17,464	Vail Resorts, Inc.	866,913
69,421	ValueVision Media, Inc., Class A(a)	130,511
2,008	Vera Bradley, Inc.(a)(b)	45,762
7,001	Vitamin Shoppe, Inc.(a)	384,495
17,476	VOXX International Corp.(a)	130,895
6,420	Weight Watchers International, Inc.	324,852
12,960	West Marine, Inc.(a)	132,581

76,755	Wet Seal, Inc. (The), Class A(a)	$210,309
21,894	Winnebago Industries, Inc.(a)(b)	221,786
29,042	WMS Industries, Inc.(a)	533,502
15,380	Wolverine World Wide, Inc.	683,333
28,971	World Wrestling Entertainment, Inc., Class A	224,525
135,361	Zale Corp.(a)	408,790
5,078	Zumiez, Inc.(a)	184,484
		73,286,542
	Consumer Staples - 3.6%
18,229	Adecoagro SA (Luxembourg)(a)	185,024
67,717	Alliance One International, Inc.(a)	220,757
15,614	Andersons, Inc. (The)	592,864
16,667	B&G Foods, Inc.	466,676
1,466	Boston Beer Co., Inc. (The), Class A(a)(b)	157,918
4,657	Calavo Growers, Inc.(b)	125,646
8,844	Cal-Maine Foods, Inc.	333,684
13,493	Central Garden & Pet Co.(a)	144,915
38,985	Central Garden & Pet Co., Class A(a)	445,209
4,223	Coca-Cola Bottling Co. Consolidated	283,659
25,512	Darling International, Inc.(a)	421,458
9,628	Diamond Foods, Inc.(b)	156,648
12,041	Elizabeth Arden, Inc.(a)	469,719
5,787	Fresh Market, Inc. (The)(a)	340,796
7,059	Green Mountain Coffee Roasters, Inc.(a)(b)	128,897
13,707	Hain Celestial Group, Inc. (The)(a)	763,343
12,368	Ingles Markets, Inc., Class A	202,341
4,765	Inter Parfums, Inc.	77,479
4,678	J & J Snack Foods Corp.	270,342
6,742	Lancaster Colony Corp.	467,153
4,933	Medifast, Inc.(a)	138,617
10,571	Monster Beverage Corp.(a)	702,654
7,693	National Beverage Corp.(a)	111,549
11,224	Nu Skin Enterprises, Inc., Class A	572,536
6,706	Nutraceutical International Corp.(a)	99,986
14,535	Omega Protein Corp.(a)	121,077
80,596	Pilgrim’s Pride Corp.(a)	374,771
18,733	Prestige Brands Holdings, Inc.(a)	307,409
5,679	PriceSmart, Inc.	409,002
10,177	Revlon, Inc., Class A(a)	148,075
12,201	Sanderson Farms, Inc.(b)	449,363
9,676	Schiff Nutrition International, Inc.(a)	169,136
8,061	Seneca Foods Corp., Class A(a)	198,946
24,387	Smart Balance, Inc.(a)	232,164
22,284	Snyders-Lance, Inc.	522,114
24,605	Spartan Stores, Inc.	423,206
22,096	Spectrum Brands Holdings, Inc.(a)	813,796
17,110	Susser Holdings Corp.(a)	617,842
9,631	Tootsie Roll Industries, Inc.(b)	235,767
13,974	TreeHouse Foods, Inc.(a)	782,404
3,037	USANA Health Sciences, Inc.(a)(b)	136,604
22,651	Vector Group Ltd.	384,841
3,561	Village Super Market, Inc., Class A	126,095
5,634	WD-40 Co.	270,714
8,244	Weis Markets, Inc.	358,861
19,184	Zhongpin, Inc.(a)	197,595
		15,159,652
	Energy - 5.1%
2,112	Adams Resources & Energy, Inc.	87,775
33,067	Alon USA Energy, Inc.	361,092
14,621	Amyris, Inc.(a)(b)	56,583
4,313	Approach Resources, Inc.(a)	113,863
41,699	ATP Oil & Gas Corp.(a)(b)	60,463
25,498	Basic Energy Services, Inc.(a)	275,888
13,238	Berry Petroleum Co., Class A	503,309
27,438	BPZ Resources, Inc.(a)(b)	62,559
177,421	Cal Dive International, Inc.(a)(b)	287,422
18,212	Callon Petroleum Co.(a)	90,514
3,168	CARBO Ceramics, Inc.(b)	203,322
10,203	Carrizo Oil & Gas, Inc.(a)	257,218
1,906	Clayton Williams Energy, Inc.(a)	78,680
6,292	Clean Energy Fuels Corp.(a)(b)	88,780
44,179	Cloud Peak Energy, Inc.(a)	731,162
7,174	Cobalt International Energy, Inc.(a)	180,067
43,309	Comstock Resources, Inc.(a)	700,740
3,146	Contango Oil & Gas Co.(a)	186,400
3,058	Continental Resources, Inc.(a)	195,681
4,066	Core Laboratories NV (Netherlands)	453,603
25,218	Crimson Exploration, Inc.(a)	110,959
43,467	Crosstex Energy, Inc.	586,370
4,491	Dawson Geophysical Co.(a)	103,473
19,534	Delek US Holdings, Inc.	385,601
13,776	DHT Holdings, Inc. (Marshall Islands)	91,059
6,170	Dril-Quip, Inc.(a)	452,323
12,055	Endeavour International Corp.(a)(b)	103,311
19,947	Energy Partners Ltd.(a)	337,104
11,209	Energy XXI Bermuda Ltd. (Bermuda)	349,497
31,177	Gastar Exploration Ltd. (Canada)(a)	60,795
84	GeoResources, Inc.(a)	2,811
9,689	Global Geophysical Services, Inc.(a)	56,874
60,950	GMX Resources, Inc.(a)(b)	49,376
9,027	Goodrich Petroleum Corp.(a)(b)	104,713
71,836	Gran Tierra Energy, Inc. (Canada)(a)	328,290
13,373	Green Plains Renewable Energy, Inc.(a)	59,376
6,547	Gulf Island Fabrication, Inc.	182,072
11,543	Gulfmark Offshore, Inc., Class A(a)	414,971
4,593	Gulfport Energy Corp.(a)	94,616
14,991	Harvest Natural Resources, Inc.(a)	118,129
18,563	Heckmann Corp.(a)	57,174
145,842	Hercules Offshore, Inc.(a)	523,573
14,397	Hornbeck Offshore Services, Inc.(a)	609,713
6,248	InterOil Corp. (Canada)(a)(b)	535,079
54,601	ION Geophysical Corp.(a)	363,097
50,737	James River Coal Co.(a)(b)	116,188
20,550	Knightsbridge Tankers Ltd. (Bermuda)	176,935
10,027	Kodiak Oil & Gas Corp. (Canada)(a)	83,725
29,240	L&L Energy, Inc.(a)	54,386
33,099	Lone Pine Resources, Inc.(a)	73,480
5,100	Lufkin Industries, Inc.	234,855
16,291	Matrix Service Co.(a)	168,775
40,590	McMoRan Exploration Co.(a)(b)	530,105
16,691	Miller Energy Resources, Inc.(a)(b)	64,928
3,251	Mitcham Industries, Inc.(a)	57,445
6,798	Natural Gas Services Group, Inc.(a)	98,571
48,102	Newpark Resources, Inc.(a)	328,537
41,666	Nordic American Tankers Ltd. (Bermuda)(b)	487,492
6,563	Northern Oil And Gas, Inc.(a)	103,433
5,360	Oasis Petroleum, Inc.(a)	140,325
13,594	Ocean Rig UDW, Inc. (Marshall Islands)(a)	203,774
307,243	Oilsands Quest, Inc.(a)	4,731
660	OYO Geospace Corp.(a)	62,555
95,784	Parker Drilling Co.(a)	443,480
13,998	PDC Energy, Inc.(a)	366,748
133,209	Penn Virginia Corp.	892,500

44,982	PetroQuest Energy, Inc.(a)(b)	$247,851
6,119	PHI, Inc.(a)	163,255
39,960	Pioneer Energy Services Corp.(a)	321,278
51,791	Quicksilver Resources, Inc.(a)(b)	234,095
10,874	Resolute Energy Corp.(a)	94,278
4,445	REX American Resources Corp.(a)	78,454
8,773	Rex Energy Corp.(a)	111,242
9,216	Rosetta Resources, Inc.(a)	384,491
22,666	RPC, Inc.(b)	304,858
17,259	Scorpio Tankers, Inc. (Marshall Islands)(a)	103,727
23,727	Stone Energy Corp.(a)	623,071
25,458	Swift Energy Co.(a)	475,810
76,204	Teekay Tankers Ltd., Class A (Marshall Islands)(b)	296,434
19,779	Tesco Corp. (Canada)(a)	229,239
72,322	TETRA Technologies, Inc.(a)	501,191
51,484	TransAtlantic Petroleum Ltd. (Bermuda)(a)(b)	50,454
33,014	Tsakos Energy Navigation Ltd. (Bermuda)	161,769
14,254	Union Drilling, Inc.(a)	51,029
21,471	VAALCO Energy, Inc.(a)	157,382
172,445	Vantage Drilling Co. (Cayman Islands)(a)	270,739
10,604	Venoco, Inc.(a)(b)	98,299
13,226	W&T Offshore, Inc.	244,549
26,415	Warren Resources, Inc.(a)	61,283
9,144	Westmoreland Coal Co.(a)	67,300
86,609	Willbros Group, Inc.(a)	593,272
		21,673,795
	Financials - 22.7%
9,920	1st Source Corp.	220,422
11,331	1st United Bancorp, Inc.(a)	67,193
16,088	Acadia Realty Trust REIT	385,147
4,532	Agree Realty Corp. REIT	106,638
311	Alexander’s, Inc. REIT	132,881
3,064	Alliance Financial Corp.	107,638
2,668	Altisource Portfolio Solutions SA (Luxembourg)(a)	206,930
3,568	American Assets Trust, Inc. REIT	92,768
16,760	American Campus Communities, Inc. REIT	798,782
51,922	American Equity Investment Life Holding Co.	605,930
8,402	American National Insurance Co.	591,753
8,322	American Safety Insurance Holdings Ltd. (Bermuda)(a)	148,548
11,714	Ameris Bancorp(a)	139,865
11,147	AMERISAFE, Inc.(a)	278,285
3,042	Ames National Corp.(b)	65,829
8,834	AmTrust Financial Services, Inc.(b)	263,165
110,463	Anworth Mortgage Asset Corp. REIT	733,474
9,399	Apollo Commercial Real Estate Finance, Inc. REIT	156,963
23,001	Argo Group International Holdings Ltd. (Bermuda)	676,459
6,086	Arrow Financial Corp.(b)	148,012
23,328	Artio Global Investors, Inc.(b)	75,349
84,467	Ashford Hospitality Trust, Inc. REIT	644,483
13,671	Associated Estates Realty Corp. REIT	204,108
12,586	AV Homes, Inc.(a)	155,815
3,798	Baldwin & Lyons, Inc., Class B	88,228
2,986	BancFirst Corp.	121,291
16,381	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	332,862
14,913	Bancorp, Inc. (The)(a)	139,437
26,264	Bank Mutual Corp.	111,885
2,307	Bank of Marin Bancorp	86,328
5,861	Bank of the Ozarks, Inc.	188,666
12,001	BankFinancial Corp.	94,328
17,993	BankUnited, Inc.	438,309
11,517	Banner Corp.	261,781
16,667	BBCN Bancorp, Inc.(a)	189,004
9,984	Beneficial Mutual Bancorp, Inc.(a)	85,463
8,677	Berkshire Hills Bancorp, Inc.	194,885
22,750	BGC Partners, Inc., Class A	113,067
9,272	BOK Financial Corp.	523,775
34,049	Boston Private Financial Holdings, Inc.	320,401
3,603	Bridge Bancorp, Inc.	72,240
44,184	Brookline Bancorp, Inc.	371,587
5,242	Bryn Mawr Bank Corp.	108,405
25,146	Calamos Asset Management, Inc., Class A	265,793
3,293	Camden National Corp.	118,778
8,651	Campus Crest Communities, Inc. REIT	94,815
56,993	Capitol Federal Financial, Inc.	667,958
47,865	CapLease, Inc. REIT	217,786
60,562	Capstead Mortgage Corp. REIT	852,713
9,254	Cardinal Financial Corp.	118,451
12,010	Cash America International, Inc.	460,223
40,403	Cathay General Bancorp	654,125
14,980	CBOE Holdings, Inc.	426,930
73,763	Cedar Realty Trust, Inc. REIT	379,879
14,341	Centerstate Banks, Inc.	111,143
17,989	Central Pacific Financial Corp.(a)	241,053
18,073	Chemical Financial Corp.	405,377
6,287	Chesapeake Lodging Trust REIT	106,690
5,501	Citizens & Northern Corp.	101,713
46,566	Citizens Republic Bancorp, Inc.(a)	838,188
12,112	Citizens, Inc.(a)	125,238
9,300	City Holding Co.(b)	307,365
16,847	CNA Financial Corp.	439,875
5,394	CNB Financial Corp.	88,839
23,778	CoBiz Financial, Inc.	159,313
3,453	Cohen & Steers, Inc.(b)	113,949
4,898	Colony Financial, Inc. REIT	89,878
14,578	Columbia Banking System, Inc.	263,133
15,278	Community Bank System, Inc.	420,298
9,359	Community Trust Bancorp, Inc.	317,644
4,079	Coresite Realty Corp. REIT	108,746
77,436	Cousins Properties, Inc. REIT	587,739
51,354	Cowen Group, Inc., Class A(a)	128,385
15,179	Crawford & Co., Class A	56,011
18,927	Crawford & Co., Class B	76,465
1,324	Credit Acceptance Corp.(a)	126,919
8,026	CreXus Investment Corp. REIT	84,112
42,704	CubeSmart REIT	512,021
48,742	CVB Financial Corp.	575,156
20,772	CYS Investments, Inc. REIT	300,363
19,426	DFC Global Corp.(a)	372,396
899	Diamond Hill Investment Group, Inc.	67,164
20,532	Dime Community Bancshares	297,714
4,253	Donegal Group, Inc., Class A	56,990
162,071	Doral Financial Corp.(a)	220,417
37,528	Douglas Emmett, Inc. REIT	882,283
8,061	Duff & Phelps Corp., Class A	118,819
13,050	DuPont Fabros Technology, Inc. REIT(b)	351,045
10,926	Dynex Capital, Inc. REIT	113,521
5,373	Eagle Bancorp, Inc.(a)	95,371

10,135	EastGroup Properties, Inc. REIT	$542,020
12,379	Edelman Financial Group, Inc.	107,326
24,253	Education Realty Trust, Inc. REIT	284,245
6,871	eHealth, Inc.(a)	126,220
22,244	Employers Holdings, Inc.	397,723
2,522	Enstar Group Ltd. (Bermuda)(a)	235,757
9,322	Enterprise Financial Services Corp.	116,991
5,400	Equity Lifestyle Properties, Inc. REIT	388,368
23,581	Equity One, Inc. REIT	511,472
5,040	ESB Financial Corp.	71,014
7,280	ESSA Bancorp, Inc.	76,950
5,021	Evercore Partners, Inc., Class A	116,337
23,966	Extra Space Storage, Inc. REIT	784,647
11,785	EZCORP, Inc., Class A(a)	265,162
11,245	FBL Financial Group, Inc., Class A	348,033
28,867	FBR & Co.(a)	84,003
5,301	Federal Agricultural Mortgage Corp., Class C	133,267
128,782	FelCor Lodging Trust, Inc. REIT(a)	623,305
3,781	Financial Engines, Inc.(a)	70,969
5,429	Financial Institutions, Inc.	93,379
10,584	First Bancorp	90,176
20,464	First BanCorp.(a)	77,354
43,040	First Busey Corp.	200,566
6,026	First Cash Financial Services, Inc.(a)	241,643
2,596	First Citizens BancShares, Inc., Class A	426,497
88,674	First Commonwealth Financial Corp.	621,605
12,726	First Community Bancshares, Inc.	184,400
5,018	First Defiance Financial Corp.	81,542
26,594	First Financial Bancorp.	424,440
11,303	First Financial Bankshares, Inc.(b)	389,897
5,157	First Financial Corp.	152,905
14,303	First Financial Holdings, Inc.	168,775
43,738	First Industrial Realty Trust, Inc. REIT(a)	557,222
12,850	First Interstate BancSystem, Inc.	185,168
18,164	First Merchants Corp.	258,474
56,172	First Midwest Bancorp, Inc.	634,744
2,853	First of Long Island Corp. (The)	81,853
29,302	First Potomac Realty Trust REIT	339,610
361,944	Flagstar Bancorp, Inc.(a)	314,891
38,442	Flagstone Reinsurance Holdings SA (Luxembourg)	268,325
19,779	Flushing Financial Corp.	279,082
47,318	Forest City Enterprises, Inc., Class A(a)	667,657
15,906	Forestar Group, Inc.(a)	181,010
50,540	Franklin Street Properties Corp. REIT	524,100
13,695	FXCM, Inc., Class A	143,797
12,317	Gain Capital Holdings, Inc.	59,122
1,957	GAMCO Investors, Inc., Class A	87,458
5,182	German American Bancorp, Inc.	105,454
12,498	Getty Realty Corp. REIT(b)	232,213
65,421	GFI Group, Inc.	208,039
41,480	Glacier Bancorp, Inc.	629,252
6,300	Gladstone Commercial Corp. REIT(b)	108,927
57,701	Gleacher & Co., Inc.(a)	40,391
44,209	Glimcher Realty Trust REIT	442,974
9,093	Global Indemnity PLC (Ireland)(a)	174,767
9,043	Government Properties Income Trust REIT	207,085
48,170	Gramercy Capital Corp. REIT(a)	114,163
6,843	Great Southern Bancorp, Inc.	209,738
3,370	Green Dot Corp., Class A(a)(b)	35,183
8,689	Greenhill & Co., Inc.	345,127
12,767	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	300,791
9,563	Hallmark Financial Services, Inc.(a)	78,895
17,751	Hancock Holding Co.	541,050
22,935	Hanmi Financial Corp.(a)	251,138
35,088	Healthcare Realty Trust, Inc. REIT	861,761
5,622	Heartland Financial USA, Inc.	146,903
7,132	Heritage Financial Corp.	98,778
75,483	Hersha Hospitality Trust REIT	366,847
6,925	HFF, Inc., Class A(a)	90,440
25,551	Hilltop Holdings, Inc.(a)	268,541
5,893	Home BancShares, Inc.	177,674
32,298	Horace Mann Educators Corp.	563,277
14,069	Howard Hughes Corp. (The)(a)	867,072
6,950	Hudson Pacific Properties, Inc. REIT	123,571
10,456	Hudson Valley Holding Corp.	176,288
10,587	IBERIABANK Corp.	495,789
9,960	ICG Group, Inc.(a)	89,042
10,042	Independent Bank Corp.	298,348
8,744	Infinity Property & Casualty Corp.	505,491
59,213	Inland Real Estate Corp. REIT	472,520
35,690	International Bancshares Corp.	654,198
5,645	INTL FCStone, Inc.(a)	107,537
26,410	Invesco Mortgage Capital, Inc. REIT(c)	522,654
57,541	Investment Technology Group, Inc.(a)	476,439
15,701	Investors Bancorp, Inc.(a)	255,455
58,081	Investors Real Estate Trust REIT	473,941
55,616	Janus Capital Group, Inc.	402,104
3,708	Kansas City Life Insurance Co.	128,779
15,215	KBW, Inc.	245,114
6,008	Kennedy-Wilson Holdings, Inc.	82,189
49,774	Kite Realty Group Trust REIT	250,363
12,838	Lakeland Bancorp, Inc.	120,934
7,106	Lakeland Financial Corp.	182,908
29,463	LaSalle Hotel Properties REIT	773,698
15,863	LPL Financial Holdings, Inc.	444,481
8,407	LTC Properties, Inc. REIT	300,130
48,989	Maiden Holdings Ltd. (Bermuda)	415,917
12,498	MainSource Financial Group, Inc.	145,977
3,150	MarketAxess Holdings, Inc.	95,193
31,758	MB Financial, Inc.	641,194
31,589	Meadowbrook Insurance Group, Inc.	222,387
46,880	Medical Properties Trust, Inc. REIT	461,768
11,016	Metro Bancorp, Inc.(a)	137,700
11,773	Mid-America Apartment Communities, Inc. REIT	815,045
18,933	Mission West Properties, Inc. REIT	166,800
12,567	Monmouth Real Estate Investment Corp., Class A REIT	139,996
68,401	MPG Office Trust, Inc. REIT(a)(b)	202,467
2,695	National Bankshares, Inc.	81,982
32,263	National Financial Partners Corp.(a)	479,106
5,664	National Health Investors, Inc. REIT	304,100
68,959	National Penn Bancshares, Inc.	609,598
1,694	National Western Life Insurance Co., Class A	239,853
8,793	Navigators Group, Inc. (The)(a)	425,845
20,902	NBT Bancorp, Inc.	439,151
12,588	Nelnet, Inc., Class A	295,944
8,119	Netspend Holdings, Inc.(a)	71,447
8,847	New York Mortgage Trust, Inc. REIT	60,160
109,143	Newcastle Investment Corp. REIT	813,115

18,376	NewStar Financial, Inc.(a)	$219,042
5,634	Nicholas Financial, Inc. (Canada)	74,481
5,064	Northfield Bancorp, Inc.(b)	75,808
142,187	NorthStar Realty Finance Corp. REIT(b)	783,450
49,202	Northwest Bancshares, Inc.	573,203
8,388	OceanFirst Financial Corp.	114,161
34,628	Ocwen Financial Corp.(a)	684,249
56,596	Old National Bancorp	692,735
33,659	OMEGA Healthcare Investors, Inc. REIT	815,894
4,927	OmniAmerican Bancorp, Inc.(a)	103,418
7,622	One Liberty Properties, Inc. REIT	143,980
22,282	OneBeacon Insurance Group Ltd., Class A	282,759
9,225	Oppenheimer Holdings, Inc., Class A	128,320
30,091	Oriental Financial Group, Inc.(b)	312,345
14,339	Oritani Financial Corp.	202,037
11,340	Pacific Continental Corp.	104,668
20,342	PacWest Bancorp	466,035
10,332	Park National Corp.(b)	699,890
14,658	Park Sterling Corp.(a)	67,280
25,177	Parkway Properties, Inc. REIT	280,220
10,998	Pebblebrook Hotel Trust REIT	249,875
1,803	Penns Woods Bancorp, Inc.	70,227
55,735	Pennsylvania REIT	800,355
10,399	PennyMac Mortgage Investment Trust REIT	219,107
5,483	Peoples Bancorp, Inc.	119,858
120,269	Phoenix Cos., Inc. (The)(a)	196,038
9,758	PICO Holdings, Inc.(a)	235,265
17,996	Pinnacle Financial Partners, Inc.(a)	351,822
17,248	Piper Jaffray Cos., Inc.(a)	367,555
15,736	Post Properties, Inc. REIT	812,764
13,846	Presidential Life Corp.	192,321
30,428	PrivateBancorp, Inc.	466,157
12,200	Prosperity Bancshares, Inc.	494,954
36,946	Provident Financial Services, Inc.	562,688
20,999	Provident New York Bancorp	173,452
6,441	PS Business Parks, Inc. REIT	435,476
101,425	Radian Group, Inc.(b)	283,990
134,535	RAIT Financial Trust REIT(b)	624,242
30,807	Ramco-Gershenson Properties Trust REIT	392,481
18,040	Renasant Corp.	319,308
8,594	Republic Bancorp, Inc., Class A	202,904
64,599	Resource Capital Corp. REIT	352,065
10,877	Retail Opportunity Investments Corp. REIT(b)	132,591
10,948	RLI Corp.	705,161
32,352	RLJ Lodging Trust REIT	569,395
7,665	Rockville Financial, Inc.	89,297
5,971	Rouse Properties, Inc. REIT(b)	82,639
18,826	S&T Bancorp, Inc.(b)	310,629
6,776	S.Y. Bancorp, Inc.(b)	158,355
46,844	Sabra Health Care REIT, Inc.	867,551
5,665	Safeguard Scientifics, Inc.(a)	87,638
8,212	Safety Insurance Group, Inc.	348,025
14,181	Sandy Spring Bancorp, Inc.	252,564
6,199	Saul Centers, Inc. REIT	258,126
6,435	SCBT Financial Corp.	238,352
18,949	Seabright Holdings, Inc.	159,740
41,864	Seacoast Banking Corp. of Florida(a)	58,610
9,380	Signature Bank(a)	605,010
9,315	Simmons First National Corp., Class A	217,412
8,853	Southside Bancshares, Inc.	184,674
20,404	Southwest Bancorp, Inc.(a)	187,717
11,356	Sovran Self Storage, Inc. REIT	648,428
24,179	St. Joe Co. (The)(a)(b)	409,350
29,119	Starwood Property Trust, Inc. REIT	648,189
9,999	State Auto Financial Corp.	129,687
14,573	StellarOne Corp.	195,132
18,956	Sterling Bancorp	181,788
13,218	Sterling Financial Corp.(a)	265,153
24,289	Stewart Information Services Corp.(b)	414,613
18,501	Stifel Financial Corp.(a)	556,880
69,672	Strategic Hotels & Resorts, Inc. REIT(a)	422,212
11,429	Suffolk Bancorp(a)	148,577
11,880	Summit Hotel Properties, Inc. REIT	98,604
9,112	Sun Communities, Inc. REIT	424,528
84,884	Sunstone Hotel Investors, Inc. REIT(a)	849,689
49,796	SWS Group, Inc.	285,331
18,308	Tanger Factory Outlet Centers, Inc. REIT	589,518
4,168	Territorial Bancorp, Inc.	97,948
9,876	Texas Capital Bancshares, Inc.(a)	425,557
29,014	TFS Financial Corp.(a)	273,022
4,045	Tompkins Financial Corp.	158,807
24,002	Tower Group, Inc.	447,397
17,737	TowneBank(b)	253,639
7,157	TriCo Bancshares	109,144
67,822	TrustCo Bank Corp. NY	373,699
13,025	Two Harbors Investment Corp. REIT	149,397
12,360	UMB Financial Corp.	594,022
7,031	UMH Properties, Inc. REIT	78,607
34,561	Umpqua Holdings Corp.	431,321
12,470	Union First Market Bankshares Corp.	190,417
24,199	United Bankshares, Inc.(b)	563,837
18,787	United Community Banks, Inc.(a)(b)	127,939
6,467	United Financial Bancorp, Inc.	92,155
14,451	United Fire Group, Inc.	283,240
2,985	Universal Health Realty Income Trust REIT	129,967
29,451	Universal Insurance Holdings, Inc.	94,243
9,841	Univest Corp. of Pennsylvania	156,570
8,633	Urstadt Biddle Properties, Inc., Class A REIT	163,941
9,752	ViewPoint Financial Group	171,684
17,481	Virginia Commerce Bancorp, Inc.(a)	141,072
7,250	Walker & Dunlop, Inc.(a)	91,640
11,592	Walter Investment Management Corp.	262,211
6,465	Washington Banking Co.	90,381
5,951	Washington Trust Bancorp, Inc.	147,704
17,503	WesBanco, Inc.	362,487
7,779	West Bancorporation, Inc.	78,879
8,525	West Coast Bancorp(a)	169,562
11,932	Westamerica Bancorp.	548,872
39,893	Western Alliance Bancorp(a)	367,813
17,157	Westfield Financial, Inc.	127,991
2,472	Westwood Holdings Group, Inc.	92,082
39,036	Wilshire Bancorp, Inc.(a)	247,488
11,855	Winthrop Realty Trust REIT	144,157
18,458	Wintrust Financial Corp.	677,593
7,383	World Acceptance Corp.(a)(b)	526,186
4,638	WSFS Financial Corp.	192,152
		95,862,729
	Health Care - 8.8%
4,001	Abaxis, Inc.(a)	142,796
2,900	Accretive Health, Inc.(a)	39,382
13,098	Accuray, Inc.(a)	82,648

54,352	Affymetrix, Inc.(a)(b)	$227,735
2,900	Air Methods Corp.(a)	316,187
32,457	Albany Molecular Research, Inc.(a)	91,853
4,144	Alexion Pharmaceuticals, Inc.(a)	434,498
9,586	Align Technology, Inc.(a)	325,541
8,849	Alkermes PLC (Ireland)(a)	164,503
29,626	Allscripts Healthcare Solutions, Inc.(a)	272,559
6,126	Almost Family, Inc.(a)	134,833
4,889	Alnylam Pharmaceuticals, Inc.(a)	91,375
5,084	AMAG Pharmaceuticals, Inc.(a)	78,700
57,454	Amedisys, Inc.(a)	700,364
41,028	AMN Healthcare Services, Inc.(a)	239,604
22,589	AmSurg Corp.(a)	667,279
14,953	Amylin Pharmaceuticals, Inc.(a)	460,403
3,945	Analogic Corp.	252,559
14,882	AngioDynamics, Inc.(a)	163,851
8,644	ArthroCare Corp.(a)	255,690
11,120	Assisted Living Concepts, Inc., Class A	155,791
1,513	athenahealth, Inc.(a)	138,440
510	Atrion Corp.	105,060
8,174	BioMarin Pharmaceutical, Inc.(a)	321,156
7,232	Bio-Rad Laboratories, Inc., Class A(a)	695,791
8,158	Bio-Reference Labs, Inc.(a)	201,910
44,206	BioScrip, Inc.(a)	281,150
13,955	Bruker Corp.(a)	164,948
81,999	Cambrex Corp.(a)	756,851
4,475	Cantel Medical Corp.	116,887
7,449	Capital Senior Living Corp.(a)	83,727
1,986	Cepheid, Inc.(a)	63,631
7,861	Chemed Corp.	493,435
7,542	Chindex International, Inc.(a)	78,814
2,540	Computer Programs & Systems, Inc.	125,730
5,527	Conceptus, Inc.(a)	102,692
15,055	CONMED Corp.	413,109
9,871	Cooper Cos., Inc. (The)	742,891
2,638	CorVel Corp.(a)	121,717
33,536	Cross Country Healthcare, Inc.(a)	152,924
13,732	CryoLife, Inc.(a)	76,350
10,226	Cubist Pharmaceuticals, Inc.(a)	440,332
2,739	Cyberonics, Inc.(a)	118,599
13,875	Dendreon Corp.(a)(b)	66,045
10,826	Emergent Biosolutions, Inc.(a)	158,168
16,886	Emeritus Corp.(a)	286,218
3,157	Ensign Group, Inc. (The)	88,554
21,176	Enzon Pharmaceuticals, Inc.(a)	140,397
5,172	Exactech, Inc.(a)	85,597
8,589	ExamWorks Group, Inc.(a)	112,086
80,005	Five Star Quality Care, Inc.(a)	285,618
8,478	Gen-Probe, Inc.(a)	701,046
77,425	Gentiva Health Services, Inc.(a)	515,651
13,481	Greatbatch, Inc.(a)	307,771
7,431	Haemonetics Corp.(a)	534,363
14,282	Hanger, Inc.(a)	368,047
38,658	HealthSouth Corp.(a)	865,939
55,133	Healthways, Inc.(a)	618,041
2,078	Hi-Tech Pharmacal Co., Inc.(a)	71,400
6,236	HMS Holdings Corp.(a)	214,581
22,939	Human Genome Sciences, Inc.(a)	326,651
3,193	ICU Medical, Inc.(a)	170,283
7,667	IDEXX Laboratories, Inc.(a)	675,999
13,090	Illumina, Inc.(a)	542,842
18,915	Impax Laboratories, Inc.(a)	420,291
10,049	Integra LifeSciences Holdings Corp.(a)	386,485
5,065	InterMune, Inc.(a)	44,724
30,006	Invacare Corp.	422,785
4,111	IPC The Hospitalist Co., Inc.(a)	176,773
10,316	Isis Pharmaceuticals, Inc.(a)	125,030
3,414	Landauer, Inc.	194,461
9,457	LCA-Vision, Inc.(a)	33,383
11,364	LHC Group, Inc.(a)	203,302
4,822	Luminex Corp.(a)	82,601
17,177	Masimo Corp.(a)	384,765
15,184	MedAssets, Inc.(a)	200,277
13,299	Medical Action Industries, Inc.(a)	46,281
6,610	Medicines Co. (The)(a)	165,514
12,705	Medicis Pharmaceutical Corp., Class A	418,249

8,149	Meridian Bioscience, Inc.	136,170
13,623	Merit Medical Systems, Inc.(a)	184,047
12,867	Metropolitan Health Networks, Inc.(a)	108,469
22,925	Molina Healthcare, Inc.(a)	559,599
4,927	Momenta Pharmaceuticals, Inc.(a)	70,062
3,625	MWI Veterinary Supply, Inc.(a)	330,201
12,439	Myriad Genetics, Inc.(a)	309,109
5,779	National Healthcare Corp.	252,369
13,811	Natus Medical, Inc.(a)	170,704
3,442	Neogen Corp.(a)	132,414
13,801	NuVasive, Inc.(a)	288,303
5,714	Obagi Medical Products, Inc.(a)	87,653
10,128	Omnicell, Inc.(a)	132,170
6,756	Onyx Pharmaceuticals, Inc.(a)	506,497
7,576	Orthofix International NV (Curacao)(a)	310,692
21,022	Pacific Biosciences of California, Inc.(a)	38,050
13,393	Par Pharmaceutical Cos., Inc.(a)	669,114
21,312	PAREXEL International Corp.(a)	586,506
111,204	PDL BioPharma, Inc.(b)	755,075
47,948	PharMerica Corp.(a)	493,385
13,298	Providence Service Corp. (The)(a)	171,544
29,750	PSS World Medical, Inc.(a)	621,478
17,791	QLT, Inc. (Canada)(a)	149,266
6,265	Quality Systems, Inc.	101,242
2,449	Questcor Pharmaceuticals, Inc.(a)(b)	90,295
7,073	Quidel Corp.(a)	110,834
21,371	RadNet, Inc.(a)	50,008
2,085	Regeneron Pharmaceuticals, Inc.(a)	280,745
22,514	ResMed, Inc.(a)	710,542
23,520	RTI Biologics, Inc.(a)	83,731
3,781	Salix Pharmaceuticals Ltd.(a)	169,464
38,440	Select Medical Holdings Corp.(a)	409,386
31,394	Sinovac Biotech Ltd. (China)(a)(b)	67,183
12,335	Sirona Dental Systems, Inc.(a)	533,242
30,691	Skilled Healthcare Group, Inc., Class A(a)	166,652
79,094	Sun Healthcare Group, Inc.(a)	661,226
75,678	Sunrise Senior Living, Inc.(a)(b)	505,529
8,022	SurModics, Inc.(a)	127,871
23,622	Symmetry Medical, Inc.(a)	183,071
1,698	Synageva Biopharma Corp.(a)	85,002
10,494	Syneron Medical Ltd. (Israel)(a)	107,249
11,161	Team Health Holdings, Inc.(a)	297,999
5,642	Techne Corp.	389,749
9,580	Thoratec Corp.(a)	328,690
19,392	Triple-S Management Corp., Class B(a)	353,322
8,355	United Therapeutics Corp.(a)	457,687
5,947	US Physical Therapy, Inc.	152,659
41,502	Vanguard Health Systems, Inc.(a)	352,767

5,041	Vertex Pharmaceuticals, Inc.(a)	$244,539
16,220	ViroPharma, Inc.(a)	352,136
6,034	Volcano Corp.(a)	159,599
14,349	West Pharmaceutical Services, Inc.	714,293
19,190	Wright Medical Group, Inc.(a)	357,702
2,341	Young Innovations, Inc.	84,487
		37,286,291
	Industrials - 17.0%
15,367	A.O. Smith Corp.	759,437
69,978	A123 Systems, Inc.(a)(b)	30,790
5,767	AAON, Inc.	105,363
26,194	AAR Corp.	372,217
2,321	Acacia Research Corp.(a)	65,708
45,494	Acco Brands Corp.(a)	385,334
40,279	Accuride Corp.(a)	209,048
15,483	Aceto Corp.	135,941
21,239	Actuant Corp., Class A	604,462
3,557	Advisory Board Co. (The)(a)	160,029
45,625	Aegean Marine Petroleum Network, Inc. (Greece)	258,694
23,504	Aegion Corp.(a)	408,970
4,720	Aerovironment, Inc.(a)	110,259
12,087	Air Lease Corp.(a)(b)	237,872
65,451	Air Transport Services Group, Inc.(a)	316,128
54,253	Aircastle Ltd. (Bermuda)	641,813
5,150	Alamo Group, Inc.	147,445
17,379	Albany International Corp., Class A	311,084
3,858	Allegiant Travel Co.(a)	274,150
13,787	Altra Holdings, Inc.	227,761
6,421	AMERCO	599,721
6,601	Ameresco, Inc., Class A(a)	80,268
3,773	American Railcar Industries, Inc.(a)	114,812
28,885	American Reprographics Co.(a)	126,227
2,456	American Science & Engineering, Inc.	140,090
29,228	American Superconductor Corp.(a)(b)	108,436
6,531	American Woodmark Corp.	108,872
6,802	Ampco-Pittsburgh Corp.	106,859
24,101	Apogee Enterprises, Inc.	390,195
18,042	Applied Industrial Technologies, Inc.	670,441
30,643	Arkansas Best Corp.	419,503
11,393	Astec Industries, Inc.(a)	332,676
1,938	Astronics Corp.(a)	58,295
7,984	AZZ, Inc.	245,189
21,359	Baltic Trading Ltd. (Marshall Islands)(b)	67,922
18,509	Barnes Group, Inc.	441,625
4,381	Barrett Business Services, Inc.	114,432
27,603	Beacon Roofing Supply, Inc.(a)	731,756
16,872	Belden, Inc.	542,097
10,585	Blount International, Inc.(a)	150,519
24,882	Brady Corp., Class A	660,119
100,292	Broadwind Energy, Inc.(a)	26,748
26,265	Builders FirstSource, Inc.(a)	94,554
4,591	CAI International, Inc.(a)	94,942
4,276	Cascade Corp.	201,442
23,582	Casella Waste Systems, Inc., Class A(a)	119,089
45,041	CBIZ, Inc.(a)	238,267
10,325	CDI Corp.	166,852
14,793	Celadon Group, Inc.	220,860
77,753	Cenveo, Inc.(a)(b)	146,953
17,406	Ceradyne, Inc.	382,932
6,304	Chart Industries, Inc.(a)	408,877
23,915	China Yuchai International Ltd. (Bermuda)(b)	304,677
8,519	CIRCOR International, Inc.	262,300
11,772	CLARCOR, Inc.	569,176
10,639	Clean Harbors, Inc.(a)	644,085
17,305	CNH Global NV (Netherlands)(a)(b)	659,667
9,922	Coleman Cable, Inc.	86,024
4,648	Colfax Corp.(a)	134,513
14,644	Columbus McKinnon Corp.(a)	215,413
28,503	Comfort Systems USA, Inc.	279,044
15,864	Commercial Vehicle Group, Inc.(a)	122,311
10,762	Consolidated Graphics, Inc.(a)	255,167
8,647	Copa Holdings SA, Class A (Panama)	670,402
11,205	Corporate Executive Board Co. (The)	516,887
7,097	Costamare, Inc. (Marshall Islands)(b)	92,474
11,557	Courier Corp.	128,514
7,715	CRA International, Inc.(a)	119,505
5,976	Cubic Corp.	289,059
69,111	Diana Shipping, Inc. (Greece)(a)	461,661
20,572	DigitalGlobe, Inc.(a)	400,537
22,351	Dolan Co. (The)(a)	109,073
11,208	Douglas Dynamics, Inc.	149,851
11,054	Ducommun, Inc.(a)	108,992
4,015	DXP Enterprises, Inc.(a)	177,463
23,502	Dycom Industries, Inc.(a)	409,405
4,825	Dynamic Materials Corp.	80,626
31,111	Eagle Bulk Shipping, Inc. (Marshall Islands)(a)(b)	90,222
3,806	Echo Global Logistics, Inc.(a)	68,660
7,598	Encore Capital Group, Inc.(a)	212,744
11,974	Encore Wire Corp.	328,088
128,529	EnergySolutions, Inc.(a)	213,358
9,358	EnerNOC, Inc.(a)	59,330
20,916	Ennis, Inc.	299,935
11,864	EnPro Industries, Inc.(a)	408,952
9,152	ESCO Technologies, Inc.	329,564
108,183	Excel Maritime Carriers Ltd. (Liberia)(a)	46,519
3,119	Exponent, Inc.(a)	161,221
71,011	Federal Signal Corp.(a)	402,632
21,972	Flow International Corp.(a)	70,310
7,555	Forward Air Corp.	252,790
5,417	Franklin Electric Co., Inc.	305,573
8,143	FreightCar America, Inc.	165,629
15,627	Furmanite Corp.(a)	70,009
18,715	Fushi Copperweld, Inc.(a)(b)	165,628
11,785	G&K Services, Inc., Class A	371,345
112,806	Genco Shipping & Trading Ltd.(a)(b)	243,661
43,354	GenCorp, Inc.(a)(b)	366,341
11,860	Generac Holdings, Inc.	270,645
8,955	Genesee & Wyoming, Inc., Class A(a)	555,747
41,928	Geo Group, Inc. (The)(a)	969,375
16,087	GeoEye, Inc.(a)	409,092
20,049	Gibraltar Industries, Inc.(a)	190,866
9,091	Global Power Equipment Group, Inc.	186,820
6,039	Gorman-Rupp Co. (The)	167,643
7,234	GP Strategies Corp.(a)	123,774
12,855	Graco, Inc.	589,787
34,634	Great Lakes Dredge & Dock Corp.	246,940
12,933	Greenbrier Cos., Inc.(a)	210,808
42,873	Griffon Corp.	376,854
28,177	H&E Equipment Services, Inc.(a)	397,859
85,804	Hawaiian Holdings, Inc.(a)	546,572

18,235	Healthcare Services Group, Inc.	$395,335
36,130	Heartland Express, Inc.	502,207
2,616	HEICO Corp.	93,365
4,977	HEICO Corp., Class A	146,722
12,226	Heidrick & Struggles International, Inc.	163,584
28,273	Herman Miller, Inc.	517,396
26,690	Hexcel Corp.(a)	621,610
19,749	Hill International, Inc.(a)	76,824
9,235	Houston Wire & Cable Co.	105,741
16,410	Hub Group, Inc., Class A(a)	488,198
24,187	Hudson Global, Inc.(a)	110,051
3,957	Hurco Cos., Inc.(a)	80,723
9,075	Huron Consulting Group, Inc.(a)	305,646
9,461	ICF International, Inc.(a)	232,457
3,241	IHS, Inc., Class A(a)	357,385
11,725	II-VI, Inc.(a)	204,484
9,870	InnerWorkings, Inc.(a)	118,341
14,919	Insperity, Inc.	391,475
11,117	Insteel Industries, Inc.	110,725
26,183	Interface, Inc.	347,187
25,820	Interline Brands, Inc.(a)	655,312
6,377	International Shipholding Corp.	117,847
8,202	Intersections, Inc.	116,797
7,557	Jinpan International Ltd. (China)	46,929
16,959	John Bean Technologies Corp.	248,449
7,768	Kadant, Inc.(a)	160,875
12,347	Kaman Corp.	402,265
22,199	KAR Auction Services, Inc.(a)	355,406
12,673	Kaydon Corp.	267,400
10,323	KEYW Holding Corp. (The)(a)(b)	113,656
25,374	Kforce, Inc.(a)	293,577
1,066	KHD Humboldt Wedag International AG (Germany)(a)	6,367
19,032	Kimball International, Inc., Class B	177,949
19,110	Knight Transportation, Inc.	292,956
26,268	Knoll, Inc.	359,609
27,049	Korn/Ferry International(a)	355,965
20,351	Kratos Defense & Security Solutions, Inc.(a)	114,983
12,305	Landstar System, Inc.	607,990
19,520	Layne Christensen Co.(a)	411,872
7,915	LB Foster Co., Class A	234,205
2,624	Lindsay Corp.	186,042
4,549	LMI Aerospace, Inc.(a)	82,018
14,835	LSI Industries, Inc.	95,686
13,918	Lydall, Inc.(a)	177,594
11,409	Manitex International, Inc.(a)	94,467
11,380	Marten Transport Ltd.	204,271
28,477	MasTec, Inc.(a)	454,493
11,452	McGrath RentCorp	304,738
36,603	Metalico, Inc.(a)	71,010
8,066	Met-Pro Corp.	72,997
32,595	MFC Industrial Ltd. (Canada)	229,143
8,650	Michael Baker Corp.(a)	218,153
4,198	Middleby Corp. (The)(a)	411,068
6,949	Miller Industries, Inc.	114,103
12,000	Mine Safety Appliances Co.	411,840
4,981	Mistras Group, Inc.(a)	111,973
20,240	Mobile Mini, Inc.(a)	289,837
9,471	MSC Industrial Direct Co., Inc., Class A	650,942
205,957	Mueller Water Products, Inc., Class A	729,088
4,978	Multi-Color Corp.	96,772
12,037	MYR Group, Inc.(a)	196,444
7,523	NACCO Industries, Inc., Class A	753,428
3,740	National Presto Industries, Inc.(b)	248,860
32,407	Navigant Consulting, Inc.(a)	376,893
88,612	Navios Maritime Holdings, Inc. (Greece)	311,028
35,227	NCI Building Systems, Inc.(a)	379,043
10,465	NN, Inc.(a)	94,185
8,496	Nordson Corp.	435,505
7,882	Northwest Pipe Co.(a)	191,927
17,708	Old Dominion Freight Line, Inc.(a)	750,819
15,676	On Assignment, Inc.(a)	244,389
37,566	Orbital Sciences Corp.(a)	492,115
25,644	Orion Marine Group, Inc.(a)	185,406
61,822	Pacer International, Inc.(a)	259,652
12,099	Park-Ohio Holdings Corp.(a)	207,740
13,712	Pike Electric Corp.(a)	117,512
10,622	Polypore International, Inc.(a)(b)	394,714
3,914	Portfolio Recovery Associates, Inc.(a)	331,438
6,126	Powell Industries, Inc.(a)	209,938
1,072	Preformed Line Products Co.	58,027
5,496	Primoris Services Corp.	67,876
12,621	Quality Distribution, Inc.(a)	127,472
21,476	Quanex Building Products Corp.	362,944
7,700	RailAmerica, Inc.(a)	211,211
7,634	Raven Industries, Inc.	249,861
5,546	RBC Bearings, Inc.(a)	259,775
25,850	Resources Connection, Inc.	291,847
9,122	Roadrunner Transportation Systems, Inc.(a)	159,361
6,956	Robbins & Myers, Inc.	318,863
13,210	Rollins, Inc.	311,492
20,703	Rush Enterprises, Inc., Class A(a)	334,353
18,493	Safe Bulkers, Inc. (Marshall Islands)(b)	110,218
15,079	Saia, Inc.(a)	340,785
3,559	Sauer-Danfoss, Inc.	128,800
8,960	Schawk, Inc.	101,965
200	Seaboard Corp.(a)	440,000
7,693	SeaCube Container Leasing Ltd. (Bermuda)	135,089
16,128	Sensata Technologies Holding NV (Netherlands)(a)	463,035
13,410	Simpson Manufacturing Co., Inc.	325,058
4,179	Spirit Airlines, Inc.(a)	89,890
10,368	Standard Parking Corp.(a)	219,905
8,417	Standex International Corp.	360,079
89,151	Star Bulk Carriers Corp.	46,483
15,773	Sterling Construction Co., Inc.(a)	156,626
2,942	Sun Hydraulics Corp.	66,430
48,064	Swift Transportation Co.(a)	398,931
25,390	Sykes Enterprises, Inc.(a)	375,518
7,395	TAL International Group, Inc.	252,539
16,957	Taser International, Inc.(a)	91,737
7,180	Team, Inc.(a)	223,585
14,889	Tecumseh Products Co., Class A(a)	80,698
6,363	Tennant Co.	265,146
26,619	Tetra Tech, Inc.(a)	684,375
4,710	Textainer Group Holdings Ltd.	177,190
5,084	Thermon Group Holdings, Inc.(a)	109,204
10,824	Titan International, Inc.(b)	223,732
7,310	Titan Machinery, Inc.(a)	207,896
12,038	TMS International Corp., Class A(a)	117,732
20,324	Toro Co. (The)	764,182
12,104	Towers Watson & Co., Class A	709,658
4,593	Trex Co., Inc.(a)	117,030
17,161	Trimas Corp.(a)	373,080

27,798	TrueBlue, Inc.(a)	$423,086
3,570	Twin Disc, Inc.	69,901
6,213	UniFirst Corp.	389,058
14,000	Universal Forest Products, Inc.	447,020
102,987	US Airways Group, Inc.(a)(b)	1,180,231
6,001	US Ecology, Inc.	117,020
5,287	Valmont Industries, Inc.	654,954
16,703	Verisk Analytics, Inc., Class A(a)	839,326
16,621	Viad Corp.	288,042
10,030	Vicor Corp.	67,301
4,467	VSE Corp.	102,562
17,576	Wabash National Corp.(a)	119,165
12,815	WABCO Holdings, Inc.(a)	703,800
8,723	Wabtec Corp.	690,687
11,035	Watsco, Inc.	749,718
13,483	Watts Water Technologies, Inc., Class A	453,568
5,281	Wesco Aircraft Holdings, Inc.(a)	70,501
10,845	Woodward, Inc.	364,067
17,659	Xerium Technologies, Inc.(a)	55,096
		71,788,111
	Information Technology - 16.3%
3,651	3D Systems Corp.(a)(b)	138,738
6,320	ACI Worldwide, Inc.(a)	278,143
5,900	Acme Packet, Inc.(a)	93,515
13,442	Actuate Corp.(a)	86,835
48,476	Acxiom Corp.(a)	812,943
13,711	ADTRAN, Inc.	295,883
21,115	Advanced Energy Industries, Inc.(a)	260,137
6,938	Advent Software, Inc.(a)	157,909
8,534	Aeroflex Holding Corp.(a)	51,289
19,507	Agilysys, Inc.(a)	169,516
10,055	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	77,524
10,180	American Software, Inc., Class A	82,051
45,764	ANADIGICS, Inc.(a)	58,120
6,672	Anaren, Inc.(a)	133,907
8,286	Ancestry.com, Inc.(a)(b)	277,332
19,466	Applied Micro Circuits Corp.(a)	111,346
7,461	Ariba, Inc.(a)	331,492
65,006	Arris Group, Inc.(a)	824,926
3,803	Aruba Networks, Inc.(a)	53,927
22,716	AsiaInfo-Linkage, Inc.(a)(b)	232,612
5,208	Aspen Technology, Inc.(a)	121,763
13,395	ATMI, Inc.(a)	254,237
59,400	Aviat Networks, Inc.(a)	134,244
32,083	Avid Technology, Inc.(a)	295,484
34,047	AVX Corp.	331,618
76,855	Axcelis Technologies, Inc.(a)	65,327
4,919	Badger Meter, Inc.	166,705
5,100	Bankrate, Inc.(a)	81,345
6,229	Bel Fuse, Inc., Class B	112,309
17,237	Black Box Corp.	459,194
7,214	Blackbaud, Inc.	194,634
11,637	Blucora, Inc.(a)	177,464
14,282	Booz Allen Hamilton Holding Corp.(b)	248,935
3,697	Bottomline Technologies, Inc.(a)	70,206
22,308	Brooks Automation, Inc.	206,572
9,333	Cabot Microelectronics Corp.	274,390
47,587	Cadence Design Systems, Inc.(a)	581,513
12,294	Calix, Inc.(a)(b)	56,675
75,169	Canadian Solar, Inc. (China)(a)(b)	200,701
8,206	Cardtronics, Inc.(a)	254,468
2,060	Cass Information Systems, Inc.(b)	78,280
2,884	Cavium, Inc.(a)	77,926
2,628	CEVA, Inc.(a)	40,839
42,044	Checkpoint Systems, Inc.(a)	323,318
14,365	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)(a)	157,584
80,954	CIBER, Inc.(a)	303,577
16,469	Ciena Corp.(a)	263,998
9,832	Cirrus Logic, Inc.(a)	361,523
6,470	Cognex Corp.	218,686
6,915	Coherent, Inc.(a)	337,659
13,263	Cohu, Inc.	114,062
2,822	CommVault Systems, Inc.(a)	136,923
5,468	Computer Task Group, Inc.(a)	81,528
4,543	comScore, Inc.(a)	69,962

15,046	Comtech Telecommunications Corp.	411,057
72,970	Comverse Technology, Inc.(a)	396,227
5,149	Concur Technologies, Inc.(a)	347,763
3,608	CoStar Group, Inc.(a)	297,768
14,940	Cray, Inc.(a)	185,704
20,320	CSG Systems International, Inc.(a)	358,242
24,531	CTS Corp.	218,326
9,742	Cymer, Inc.(a)	557,340
27,290	Cypress Semiconductor Corp.	291,730
23,418	Daktronics, Inc.	181,021
7,460	Datalink Corp.(a)	58,710
6,395	DealerTrack Holdings, Inc.(a)	186,542
12,197	Dice Holdings, Inc.(a)	91,965
12,554	Digi International, Inc.(a)	114,869
23,002	Digital River, Inc.(a)	409,206
12,096	Diodes, Inc.(a)	229,098
12,022	Dolby Laboratories, Inc., Class A(a)	423,776
23,613	DSP Group, Inc.(a)	136,483
3,226	DTS, Inc.(a)	60,100
8,888	Dynamics Research Corp.(a)	51,106
88,268	EarthLink, Inc.	604,636
4,146	Ebix, Inc.(b)	89,927
24,510	EchoStar Corp., Class A(a)	705,888
9,160	Electro Rent Corp.	153,522
12,367	Electro Scientific Industries, Inc.	153,474
20,963	Electronics for Imaging, Inc.(a)	306,479
16,958	EMCORE Corp.(a)(b)	84,451
38,558	Emulex Corp.(a)	249,470
42,456	Entegris, Inc.(a)	341,771
17,456	Entropic Communications, Inc.(a)	104,736
15,102	EPIQ Systems, Inc.	170,502
3,380	ePlus, Inc.(a)	114,852
26,774	Euronet Worldwide, Inc.(a)	489,429
14,212	Exar Corp.(a)	105,169
4,487	ExlService Holdings, Inc.(a)	110,605
34,683	Extreme Networks, Inc.(a)	110,986
5,181	F5 Networks, Inc.(a)	483,802
8,355	Fabrinet (Cayman Islands)(a)	110,954
6,547	FactSet Research Systems, Inc.	608,609
10,706	Fair Isaac Corp.	463,463
52,766	Fairchild Semiconductor International, Inc.(a)	731,337
2,241	FARO Technologies, Inc.(a)	96,430
9,222	FEI Co.	439,982
20,971	Finisar Corp.(a)	260,670
5,494	FleetCor Technologies, Inc.(a)	202,838
37,422	FormFactor, Inc.(a)	229,023

5,003	Forrester Research, Inc.	$142,786
4,132	Fortinet, Inc.(a)	99,209
24,442	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	260,796
13,224	Gartner, Inc.(a)	587,013
44,371	Genpact Ltd.(a)	772,943
39,826	Global Cash Access Holdings, Inc.(a)	257,276
7,247	Globecomm Systems, Inc.(a)	73,774
14,523	GSI Group, Inc. (Canada)(a)	149,587
40,905	GT Advanced Technologies, Inc.(a)	209,434
16,867	Hackett Group, Inc. (The)(a)	79,444
45,126	Harmonic, Inc.(a)	191,334
15,258	Heartland Payment Systems, Inc.	483,679
3,486	Hittite Microwave Corp.(a)	176,636
41,415	Hutchinson Technology, Inc.(a)(b)	57,567
4,537	iGATE Corp.(a)	72,138
44,937	Imation Corp.(a)	250,299
24,414	Infinera Corp.(a)(b)	134,765
4,443	Informatica Corp.(a)	131,113
68,792	Integrated Device Technology, Inc.(a)	346,712
8,156	InterDigital, Inc.(b)	222,659
49,233	Intermec, Inc.(a)	296,383
18,710	Internap Network Services Corp.(a)	120,492
31,768	International Rectifier Corp.(a)	541,327
6,385	InterXion Holding NV (Netherlands)(a)	122,911
15,812	Intevac, Inc.(a)	92,816
22,541	IntraLinks Holdings, Inc.(a)	98,279
3,158	IPG Photonics Corp.(a)	163,679
5,104	Ixia(a)	79,112
8,558	IXYS Corp.(a)	86,436
10,943	j2 Global, Inc.(b)	327,524
19,364	Jack Henry & Associates, Inc.	672,512
16,000	JDA Software Group, Inc.(a)	473,280
50,255	JDS Uniphase Corp.(a)	494,509
44,473	Kemet Corp.(a)	214,805
4,035	Kenexa Corp.(a)	96,073
9,617	KIT Digital, Inc.(a)(b)	30,774
22,230	Kopin Corp.(a)	80,695
23,223	Kulicke & Soffa Industries, Inc.(a)	257,079
26,707	Lattice Semiconductor Corp.(a)	99,083
21,042	Limelight Networks, Inc.(a)(b)	58,497
51,039	Lionbridge Technologies, Inc.(a)	157,200
1,889	Liquidity Services, Inc.(a)	86,365
5,086	Littelfuse, Inc.	272,813
4,091	Loral Space & Communications, Inc.	294,347
14,800	LTX-Credence Corp.(a)	86,728
21,160	MagnaChip Semiconductor Corp.(a)	215,409
3,945	Manhattan Associates, Inc.(a)	184,192
17,338	ManTech International Corp., Class A	380,222
7,951	MAXIMUS, Inc.	401,525
4,784	Measurement Specialties, Inc.(a)	142,468
36,125	Mentor Graphics Corp.(a)	551,990
1,050	MercadoLibre, Inc. (Argentina)	70,150
7,625	Mercury Computer Systems, Inc.(a)	88,984
26,161	Methode Electronics, Inc.	230,217
14,013	Micrel, Inc.	130,881
12,100	MICROS Systems, Inc.(a)	577,654
21,107	Microsemi Corp.(a)	408,632
1,309	MicroStrategy, Inc., Class A(a)	152,446
18,644	MKS Instruments, Inc.	492,202
51,853	ModusLink Global Solutions, Inc.(a)	177,337
4,130	MoneyGram International, Inc.(a)	64,263
8,289	Monolithic Power Systems, Inc.(a)	160,641
7,125	Monotype Imaging Holdings, Inc.(a)	104,595
10,316	Move, Inc.(a)	95,010
4,326	MTS Systems Corp.	188,051
5,367	Multi-Fineline Electronix, Inc.(a)	140,454
18,233	Nam Tai Electronics, Inc. (Hong Kong)	111,404
3,603	Nanometrics, Inc.(a)	54,730
17,341	National Instruments Corp.	448,091
11,418	NCI, Inc., Class A(a)	67,709
25,910	Net 1 UEPS Technologies, Inc.(a)	214,017
10,872	NETGEAR, Inc.(a)	376,497
9,506	NetScout Systems, Inc.(a)	222,060
14,025	NeuStar, Inc., Class A(a)	496,625
14,533	Newport Corp.(a)	163,496
8,606	NIC, Inc.	115,837
42,375	Novatel Wireless, Inc.(a)(b)	100,005
72,671	Oclaro, Inc.(a)(b)	203,479
27,711	OmniVision Technologies, Inc.(a)	388,508
6,823	Oplink Communications, Inc.(a)	90,473
2,815	OPNET Technologies, Inc.	74,429
14,836	Orbotech Ltd. (Israel)(a)	118,688
4,472	OSI Systems, Inc.(a)	288,623
23,235	Parametric Technology Corp.(a)	500,482
9,936	Park Electrochemical Corp.	268,371
16,359	PC Connection, Inc.	194,509
10,501	Perficient, Inc.(a)	139,558
15,002	Pericom Semiconductor Corp.(a)	120,616
54,993	Photronics, Inc.(a)	321,709
11,754	Plantronics, Inc.	385,766
20,528	Plexus Corp.(a)	589,564
80,318	PMC - Sierra, Inc.(a)	427,292
37,045	Polycom, Inc.(a)	323,773
4,529	Power Integrations, Inc.	159,602
69,318	Power-One, Inc.(a)	346,590
131,581	Powerwave Technologies, Inc.(a)(b)	61,975
15,722	PRGX Global, Inc.(a)	119,487
19,603	Progress Software Corp.(a)	381,082
26,698	Pulse Electronics Corp.(b)	48,323
3,607	QLIK Technologies, Inc.(a)	72,140
31,967	QLogic Corp.(a)	368,899
104,742	Quantum Corp.(a)	155,018
23,708	Quest Software, Inc.(a)	662,402
14,126	QuinStreet, Inc.(a)(b)	128,123
8,273	Rackspace Hosting, Inc.(a)	363,019
16,497	RadiSys Corp.(a)	56,255
2,385	RADWARE Ltd. (Israel)(a)	72,099
25,407	Rambus, Inc.(a)	106,709
5,813	RealD, Inc.(a)	56,386
17,305	RealNetworks, Inc.(a)	134,287
10,820	Red Hat, Inc.(a)	580,601
116,230	RF Micro Devices, Inc.(a)	450,972
8,869	Richardson Electronics Ltd.	108,645
8,009	Rimage Corp.	55,663
9,289	Riverbed Technology, Inc.(a)	163,858
13,948	Rofin-Sinar Technologies, Inc.(a)	252,877
6,478	Rogers Corp.(a)	232,236
10,131	Rosetta Stone, Inc.(a)	132,007
21,980	Rovi Corp.(a)	294,092
10,677	Rudolph Technologies, Inc.(a)	106,770
4,322	Salesforce.com, Inc.(a)	537,484
22,756	Sapient Corp.	226,650
18,228	ScanSource, Inc.(a)	526,242

17,685	SeaChange International, Inc.(a)	$133,875
10,875	Semtech Corp.(a)	259,804
37,372	Sigma Designs, Inc.(a)	254,130
11,096	Silicon Graphics International Corp.(a)(b)	73,788
26,265	Silicon Image, Inc.(a)	102,959
6,074	Silicon Laboratories, Inc.(a)	224,434
7,699	SINA Corp. (China)(a)(b)	349,612
28,426	Skyworks Solutions, Inc.(a)	822,364
26,958	Smart Technologies, Inc., Class A (Canada)(a)(b)	42,594
42,731	Smith Micro Software, Inc.(a)	73,925
7,977	Sohu.com, Inc.(a)(b)	279,594
1,735	SolarWinds, Inc.(a)	92,632
7,845	Solera Holdings, Inc.	306,347
65,578	Sonus Networks, Inc.(a)	108,859
48,403	Spansion, Inc., Class A(a)	496,131
9,141	SS&C Technologies Holdings, Inc.(a)	222,126
9,722	Standard Microsystems Corp.(a)	358,839
21,302	STEC, Inc.(a)(b)	171,907
27,690	STR Holdings, Inc.(a)(b)	92,485
2,711	Stratasys, Inc.(a)	166,130
53,633	SunPower Corp.(a)(b)	210,241
9,954	Super Micro Computer, Inc.(a)	123,529
5,737	Supertex, Inc.(a)	97,472
9,010	Sycamore Networks, Inc.(a)	128,393
21,771	Symmetricom, Inc.(a)	130,408
6,266	Synaptics, Inc.(a)	165,297
3,325	Synchronoss Technologies, Inc.(a)	63,574
15,160	SYNNEX Corp.(a)	512,863
3,431	Syntel, Inc.	199,444
37,455	Take-Two Interactive Software, Inc.(a)	328,855
52,056	TeleCommunication Systems, Inc., Class A(a)	69,234
29,904	TeleTech Holdings, Inc.(a)	492,220
4,983	Tessco Technologies, Inc.	93,431
25,626	Tessera Technologies, Inc.	370,296
8,660	THQ, Inc.(a)(b)	44,599
18,941	TIBCO Software, Inc.(a)	532,053
9,275	TiVo, Inc.(a)	80,600
16,062	TNS, Inc.(a)	271,930
76,727	TriQuint Semiconductor, Inc.(a)	432,740
32,908	TTM Technologies, Inc.(a)	360,014
3,763	Tyler Technologies, Inc.(a)	146,832
1,066	Ultimate Software Group, Inc. (The)(a)	95,375
13,717	Ultra Clean Holdings, Inc.(a)	82,851
96,184	United Online, Inc.	407,820
72,285	Unwired Planet, Inc.(a)	141,679
81,097	UTStarcom Holdings Corp. (Cayman Islands)(a)	86,774
19,821	ValueClick, Inc.(a)	311,388
8,089	VASCO Data Security International, Inc.(a)	74,823
16,817	Veeco Instruments, Inc.(a)(b)	600,535
8,137	VeriFone Systems, Inc.(a)	295,292
6,018	Verint Systems, Inc.(a)	167,962
16,189	Verisign, Inc.(a)	719,115
11,195	ViaSat, Inc.(a)	428,769
6,024	Virtusa Corp.(a)	91,264
7,705	Vishay Precision Group, Inc.(a)	104,788
7,344	VistaPrint NV (Netherlands)(a)(b)	253,368
4,752	VMware, Inc., Class A(a)	431,292
2,667	Volterra Semiconductor Corp.(a)	61,288
14,542	WebMD Health Corp.(a)(b)	213,913
8,260	Websense, Inc.(a)	123,983
35,976	Westell Technologies, Inc., Class A(a)	78,787
7,546	Wright Express Corp.(a)	485,811
11,810	XO Group, Inc.(a)	101,684
25,169	Xyratex Ltd. (Bermuda)	297,749
4,555	Yandex NV, Class A (Netherlands)(a)(b)	87,593
16,467	Zebra Technologies Corp., Class A(a)	568,770
3,660	Zygo Corp.(a)	65,441
		68,503,516
	Materials - 5.9%
22,082	A. Schulman, Inc.	482,713
22,441	A.M. Castle & Co.(a)	163,595
5,400	AEP Industries, Inc.(a)	253,692
4,966	Allied Nevada Gold Corp.(a)	128,371
11,065	AMCOL International Corp.	339,696
5,289	American Vanguard Corp.	123,710
4,900	Balchem Corp.	163,317
83,467	Boise, Inc.	617,656
13,488	Buckeye Technologies, Inc.	406,259
17,864	Calgon Carbon Corp.(a)	247,238

15,576	Carpenter Technology Corp.	745,467
76,664	Century Aluminum Co.(a)	468,417
21,239	China Gerui Advanced Materials Group Ltd. (British Virgin Islands)(a)	48,000
16,755	Clearwater Paper Corp.(a)	590,446
10,455	Compass Minerals International, Inc.	756,315
1,900	Deltic Timber Corp.	117,439
16,583	Eagle Materials, Inc.	576,259
130,404	Ferro Corp.(a)	400,340
5,654	Flotek Industries, Inc.(a)	55,240
23,543	Georgia Gulf Corp.	771,740
15,250	Globe Specialty Metals, Inc.	191,083
86,480	Graphic Packaging Holding Co.(a)	484,288
35,191	Gulf Resources, Inc.(a)(b)	36,247
20,100	H.B. Fuller Co.	587,322
3,498	Hawkins, Inc.	133,064
3,374	Haynes International, Inc.	162,593
122,357	Headwaters, Inc.(a)	764,731
95,199	Hecla Mining Co.(b)	428,396
26,487	Horsehead Holding Corp.(a)	239,178
6,391	Innophos Holdings, Inc.	370,486
8,545	Innospec, Inc.(a)	265,920
12,923	Intrepid Potash, Inc.(a)	301,623
8,810	Kaiser Aluminum Corp.	480,497
13,386	KapStone Paper and Packaging Corp.(a)	225,019
11,777	Koppers Holdings, Inc.	387,934
18,842	Kraton Performance Polymers, Inc.(a)	441,280
6,090	Kronos Worldwide, Inc.(b)	103,043
17,851	Landec Corp.(a)	142,630
88,823	Louisiana-Pacific Corp.(a)	916,653
4,858	LSB Industries, Inc.(a)	156,088
7,831	Material Sciences Corp.(a)	63,274
14,156	Materion Corp.	277,882
45,251	Mercer International, Inc.(a)	237,115
16,919	Metals USA Holdings Corp.(a)	275,272
8,104	Minerals Technologies, Inc.	518,170
4,503	Molycorp, Inc.(a)(b)	78,442
17,626	Myers Industries, Inc.	289,771
8,926	Neenah Paper, Inc.	239,752
3,516	NewMarket Corp.	808,258
18,084	Noranda Aluminum Holding Corp.	112,663
11,026	Olympic Steel, Inc.	172,557

49,084	Omnova Solutions, Inc.(a)	$357,332
35,195	P.H. Glatfelter Co.	559,952
5,539	Quaker Chemical Corp.	245,212
5,911	Royal Gold, Inc.	447,345
20,026	RTI International Metals, Inc.(a)	449,584
15,971	Schnitzer Steel Industries, Inc., Class A	458,527
5,844	Schweitzer-Mauduit International, Inc.	397,976
24,484	Spartech Corp.(a)	124,624
5,102	Stepan Co.	452,343
30,613	Stillwater Mining Co.(a)	271,843
42,921	SunCoke Energy, Inc.(a)	686,736
13,085	Texas Industries, Inc.(b)	546,560
27,593	Titanium Metals Corp.	321,734
15,328	TPC Group, Inc.(a)	590,128
11,603	Tredegar Corp.	171,840
3,653	Universal Stainless & Alloy Products, Inc.(a)	124,640
42,885	Wausau Paper Corp.	364,094
6,054	Westlake Chemical Corp.	359,365
35,221	Yongye International, Inc.(a)(b)	118,343
10,984	Zep, Inc.	167,616
12,356	Zoltek Cos., Inc.(a)	103,049
		24,665,984
	Telecommunication Services - 1.4%
128,181	Alaska Communications Systems Group, Inc.(b)	270,462
5,333	Atlantic Tele-Network, Inc.	186,442
24,145	Cbeyond, Inc.(a)	172,154
82,240	Clearwire Corp., Class A(a)(b)	93,754
7,986	Cogent Communications Group, Inc.(a)	147,501
29,570	Consolidated Communications Holdings, Inc.(b)	468,980
32,416	Fairpoint Communications, Inc.(a)(b)	198,062
27,506	General Communication, Inc., Class A(a)	259,657
8,518	HickoryTech Corp.	90,887
44,330	IDT Corp., Class B	448,620
29,574	Iridium Communications, Inc.(a)	267,940
65,906	Leap Wireless International, Inc.(a)	374,346
15,577	Neutral Tandem, Inc.(a)	212,782
16,377	NTELOS Holdings Corp.	347,192
36,490	Premiere Global Services, Inc.(a)	334,248
5,110	Primus Telecommunications Group, Inc.	80,891
11,008	SBA Communications Corp., Class A(a)	650,132
16,003	Shenandoah Telecommunications Co.	252,047
13,133	United States Cellular Corp.(a)	540,029
35,886	USA Mobility, Inc.	399,770
53,531	Vonage Holdings Corp.(a)	95,821
		5,891,717
	Utilities - 1.8%
9,415	American States Water Co.	382,720
21,933	California Water Service Group	405,102
9,258	CH Energy Group, Inc.	602,048
4,962	Chesapeake Utilities Corp.	226,962
3,557	Connecticut Water Service, Inc.	107,528
9,275	Consolidated Water Co. Ltd. (Cayman Islands)	76,055
22,980	El Paso Electric Co.	777,873
32,460	Empire District Electric Co. (The)	697,890
15,712	Laclede Group, Inc. (The)	656,447
11,934	MGE Energy, Inc.	572,116
7,974	Middlesex Water Co.	149,114
17,157	Northwest Natural Gas Co.	835,374
8,631	Ormat Technologies, Inc.	155,358
33,295	Otter Tail Corp.	781,434
7,369	SJW Corp.	171,919
12,450	South Jersey Industries, Inc.	658,107
5,926	Unitil Corp.	157,395
4,784	York Water Co.	86,255
		7,499,697
	Total Common Stocks and Other Equity Interests (Cost $444,975,899)	421,618,034

	Warrants - 0.0%
	Energy - 0.0%
1,014	Magnum Hunter Resources Corp., expiring 10/14/13(a)(b) (Cost $0)	0

	Money Market Fund - 0.0%
40,775	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $40,775)	40,775

	Total Investments (excluding investments purchased with cash collateral from securities on loan) -100.0% (Cost $445,016,674)	421,658,809

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.0%
29,459,318	Invesco Liquid Assets Portfolio - Institutional Class (Cost $29,459,318)(d)(e)	29,459,318

	Total Investments (Cost $474,475,992)(f)-107.0%	451,118,127
	Liabilities in excess of other assets-(7.0)%	(29,558,878)
	Net Assets-100.0%	$421,559,249

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Mortgage Capital, Inc. REIT for the three months ended July 31, 2012:

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	April 30, 2012	Cost	Sales	Appreciation	Gain	July 31, 2012	Income
Invesco Mortgage Capital, Inc. REIT	$476,351	$7,350	$(19,364)	$54,304	$4,013	$522,654	$17,553

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(f) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $482,886,493. The net unrealized depreciation was $31,768,366 which consisted of aggregate gross unrealized appreciation of $37,609,597 and aggregate gross unrealized depreciation of $69,377,963.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 33.9%
6,411	AutoZone, Inc.(a)	$2,405,600
33,152	Bed Bath & Beyond, Inc.(a)	2,020,614
76,050	CBS Corp., Class B	2,544,633
34,830	Coach, Inc.	1,718,164
194,119	Comcast Corp., Class A	6,318,573
51,728	DIRECTV, Class A(a)	2,568,812
50,446	Dollar General Corp.(a)	2,573,250
113,275	Home Depot, Inc. (The)	5,910,690
50,085	Las Vegas Sands Corp.	1,824,096
62,116	Marriott International, Inc., Class A	2,262,265
61,508	McDonald’s Corp.	5,496,355
123,528	News Corp., Class A	2,843,615
22,063	NIKE, Inc., Class B	2,059,581
38,421	Ross Stores, Inc.	2,552,691
43,992	Starbucks Corp.	1,991,958
58,726	TJX Cos., Inc. (The)	2,600,387
16,998	VF Corp.	2,537,801
125,850	Walt Disney Co. (The)	6,184,269
34,094	Yum! Brands, Inc.	2,210,655
		58,624,009
	Consumer Staples - 13.3%
24,293	Colgate-Palmolive Co.	2,608,096
28,412	Costco Wholesale Corp.	2,732,666
43,671	Estee Lauder Cos., Inc. (The), Class A	2,287,487
35,444	Hershey Co. (The)	2,542,753
28,911	Mead Johnson Nutrition Co.	2,109,347
33,531	Monster Beverage Corp.(a)	2,228,806
65,594	Philip Morris International, Inc.	5,997,915
27,502	Whole Foods Market, Inc.	2,524,134
		23,031,204
	Energy - 1.5%
43,403	ONEOK Partners LP	2,523,450

	Financials - 4.9%
100,346	American Express Co.	5,790,968
36,504	American Tower Corp. REIT	2,639,604
		8,430,572
	Health Care - 4.2%
25,970	Alexion Pharmaceuticals, Inc.(a)	2,722,954
34,836	Celgene Corp.(a)	2,384,873
4,558	Intuitive Surgical, Inc.(a)	2,194,677
		7,302,504
	Industrials - 15.6%
80,005	Boeing Co. (The)	5,913,170
62,266	Caterpillar, Inc.	5,243,420
24,255	Cummins, Inc.	2,326,054
54,057	Fastenal Co.	2,330,938
26,885	FedEx Corp.	2,427,715
50,057	Union Pacific Corp.	6,137,489
12,379	W.W. Grainger, Inc.	2,535,591
		26,914,377
	Information Technology - 25.1%
41,785	Accenture PLC, Class A (Ireland)	2,519,635
9,960	Apple, Inc.(a)	6,083,170
231,036	EMC Corp.(a)	6,055,454
9,468	Google, Inc., Class A(a)	5,992,960
42,518	Intuit, Inc.	2,466,894
13,529	MasterCard, Inc., Class A	5,906,356
49,983	Motorola Solutions, Inc.	2,416,178
97,703	QUALCOMM, Inc.	5,830,915
46,916	Visa, Inc., Class A	6,055,448
		43,327,010
	Materials - 1.5%
19,001	Sherwin-Williams Co. (The)	2,552,784

	Total Common Stocks and Other Equity Interests (Cost $147,370,914)	172,705,910

	Money Market Fund - 0.1%

163,555	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $163,555)	163,555

	Total Investments (Cost $147,534,469)(b)-100.1%	172,869,465
	Liabilities in excess of other assets-(0.1)%	(182,031)
	Net Assets-100.0%	$172,687,434

Investment Abbreviations:
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $147,550,932. The net unrealized appreciation was $25,318,533 which consisted of aggregate gross unrealized appreciation of $27,467,035 and aggregate gross unrealized depreciation of $2,148,502.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio (PWV)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 5.6%
198,654	DISH Network Corp., Class A	$6,110,597
249,998	General Motors Co.(a)	4,927,461
97,361	Target Corp.	5,904,945
161,671	Time Warner, Inc.	6,324,569
		23,267,572
	Consumer Staples - 12.6%
407,657	Altria Group, Inc.	14,663,422
173,953	Archer-Daniels-Midland Co.	4,538,434
70,602	Kimberly-Clark Corp.	6,136,020
250,333	Kroger Co. (The)	5,549,883
133,664	Reynolds American, Inc.	6,184,633
200,426	Wal-Mart Stores, Inc.	14,917,707
		51,990,099
	Energy - 13.5%
132,409	Chevron Corp.	14,509,378
251,197	ConocoPhillips	13,675,165
159,478	Exxon Mobil Corp.	13,850,664
179,232	Phillips 66	6,739,123
251,118	Valero Energy Corp.	6,905,745
		55,680,075
	Financials - 16.6%
76,660	ACE Ltd.	5,634,510
143,037	Aflac, Inc.	6,262,160
167,112	Allstate Corp. (The)	5,731,942
451,531	American International Group, Inc.(a)	14,119,374
78,188	Chubb Corp. (The)	5,683,486
171,400	Discover Financial Services	6,163,544
390,744	JPMorgan Chase & Co.	14,066,784
184,964	MetLife, Inc.	5,691,342
134,273	State Street Corp.	5,421,944
		68,775,086
	Health Care - 14.8%
136,164	Aetna, Inc.	4,910,074
81,245	Amgen, Inc.	6,710,837
126,065	CIGNA Corp.	5,077,898
136,463	Eli Lilly & Co.	6,008,466
72,591	Humana, Inc.	4,471,605
348,598	Merck & Co., Inc.	15,397,574
591,498	Pfizer, Inc.	14,219,612
82,622	WellPoint, Inc.	4,402,926
		61,198,992
	Industrials - 12.1%
154,399	3M Co.	14,085,821
74,660	Deere & Co.	5,735,381
99,663	Illinois Tool Works, Inc.	5,415,687
67,827	Lockheed Martin Corp.	6,054,916
84,451	Norfolk Southern Corp.	6,253,597
95,897	Northrop Grumman Corp.	6,348,381
112,945	Raytheon Co.	6,266,189
		50,159,972
	Information Technology - 10.7%
801,585	Cisco Systems, Inc.	12,785,281
450,237	Dell, Inc.(a)	5,348,815
508,543	Intel Corp.	13,069,555
450,442	Microsoft Corp.	13,274,526
		44,478,177
	Materials - 1.4%
54,369	PPG Industries, Inc.	5,951,231

	Telecommunication Services - 7.0%
388,540	AT&T, Inc.	14,733,437
315,798	Verizon Communications, Inc.	14,255,121
		28,988,558
	Utilities - 5.7%
94,111	Consolidated Edison, Inc.	6,070,160
106,755	Dominion Resources, Inc.	5,797,864
85,153	Duke Energy Corp.	5,771,670
124,665	Edison International	5,757,030
		23,396,724

Total Investments (Cost $375,202,228)(b)-100.0%	413,886,486
Other assets less liabilities-0.0%	113,392
Net Assets-100.0%	$413,999,878

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $376,219,878. The net unrealized appreciation was $37,666,608 which consisted of aggregate gross unrealized appreciation of $47,607,741 and aggregate gross unrealized depreciation of $9,941,133.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 8.4%
20,515	Comcast Corp., Class A	$667,763
7,090	Johnson Controls, Inc.	174,768
2,405	Liberty Global, Inc., Class A(a)	126,936
14,630	News Corp., Class A	336,783
2,734	Time Warner Cable, Inc.	232,199
3,420	Viacom, Inc., Class B	159,748
11,420	Walt Disney Co. (The)	561,179
		2,259,376
	Consumer Staples - 14.6%
10,186	Archer-Daniels-Midland Co.	265,753
2,346	Bunge Ltd.	154,296
3,841	Costco Wholesale Corp.	369,427
5,241	General Mills, Inc.	202,827
2,732	H.J. Heinz Co.	150,834
16,767	Kraft Foods, Inc., Class A	665,818
1,095	Lorillard, Inc.	140,861
11,351	Walgreen Co.	412,722
20,862	Wal-Mart Stores, Inc.	1,552,759
		3,915,297
	Energy - 3.2%
7,487	Chesapeake Energy Corp.	140,905
6,066	Halliburton Co.	200,967
4,364	Hess Corp.	205,806
2,567	Murphy Oil Corp.	137,745
5,134	Williams Cos., Inc. (The)	163,210
		848,633
	Financials - 14.2%
4,597	Aflac, Inc.	201,257
8,451	American Express Co.	487,707
16,218	Bank of New York Mellon Corp. (The)	345,119
6,758	Capital One Financial Corp.	381,759
8,730	Charles Schwab Corp. (The)	110,260
6,049	PNC Financial Services Group, Inc.	357,496
4,847	State Street Corp.	195,722
51,134	Wells Fargo & Co.	1,728,840
		3,808,160
	Health Care - 15.1%
5,948	AmerisourceBergen Corp.	236,136
5,446	Amgen, Inc.	449,840
15,986	Bristol-Myers Squibb Co.	569,101
12,879	Eli Lilly & Co.	567,062
22,303	Johnson & Johnson	1,543,814
3,973	McKesson Corp.	360,470
8,285	Medtronic, Inc.	326,595
		4,053,018
	Industrials - 13.7%
5,196	3M Co.	474,031
5,582	Boeing Co. (The)	412,566
3,719	Caterpillar, Inc.	313,177
8,106	CSX Corp.	185,952
2,695	Deere & Co.	207,030
17,159	Delta Air Lines, Inc.(a)	165,584
2,873	Eaton Corp.	125,952
6,120	Emerson Electric Co.	292,352
3,858	General Dynamics Corp.	244,752
5,664	Honeywell International, Inc.	328,795
3,720	Illinois Tool Works, Inc.	202,145
2,970	Norfolk Southern Corp.	219,929
6,953	United Technologies Corp.	517,581
		3,689,846
	Information Technology - 15.2%
10,934	Applied Materials, Inc.	119,071
2,943	Automatic Data Processing, Inc.	166,427
18,707	Dell, Inc.(a)	222,239
35,635	Intel Corp.	915,819
5,507	International Business Machines Corp.	1,079,262
37,725	Microsoft Corp.	1,111,756
7,018	Texas Instruments, Inc.	191,170

19,482	Xerox Corp.	135,010
8,884	Yahoo!, Inc.(a)	140,723
		4,081,477
	Materials - 2.4%
1,551	Air Products & Chemicals, Inc.	124,747
7,599	E.I. du Pont de Nemours & Co.	377,670
1,418	PPG Industries, Inc.	155,214
		657,631
	Telecommunication Services - 9.2%
65,527	AT&T, Inc.	2,484,784

	Utilities - 4.0%
12,650	AES Corp. (The)(a)	152,559
4,850	NextEra Energy, Inc.	343,865
5,993	PPL Corp.	173,198
8,733	Southern Co. (The)	420,494
		1,090,116
	Total Common Stocks (Cost $24,977,104)	26,888,338

	Money Market Fund - 0.3%
70,703	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $70,703)	70,703

	Total Investments (Cost $25,047,807)(b)-100.3%	26,959,041
	Liabilities in excess of other assets-(0.3)%	(65,893)
	Net Assets-100.0%	$26,893,148

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $25,077,962. The net unrealized appreciation was $1,881,079 which consisted of aggregate gross unrealized appreciation of $2,886,856 and aggregate gross unrealized depreciation of $1,005,777.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 8.2%
178	Amazon.com, Inc.(a)	$41,527
1,053	DIRECTV, Class A(a)	52,292
3,095	General Motors Co.(a)	61,003
1,423	McDonald’s Corp.	127,159
419	NIKE, Inc., Class B	39,114
936	TJX Cos., Inc. (The)	41,446
		362,541
	Consumer Staples - 25.6%
3,141	Coca-Cola Co. (The)	253,793
624	Colgate-Palmolive Co.	66,993
3,410	CVS Caremark Corp.	154,302
2,934	PepsiCo, Inc.	213,390
1,855	Philip Morris International, Inc.	169,621
4,301	Procter & Gamble Co. (The)	277,586
		1,135,685
	Energy - 10.3%
814	Anadarko Petroleum Corp.	56,524
646	Apache Corp.	55,633
931	Baker Hughes, Inc.	43,124
288	EOG Resources, Inc.	28,227
567	National Oilwell Varco, Inc.	40,994
1,325	Occidental Petroleum Corp.	115,315
1,676	Schlumberger Ltd.	119,432
		459,249
	Financials - 8.1%
2,720	Annaly Capital Management, Inc. REIT	47,409
2,724	Berkshire Hathaway, Inc., Class B(a)	231,104
745	CME Group, Inc.	38,822
275	Simon Property Group, Inc. REIT	44,135
		361,470
	Health Care - 20.0%
2,781	Abbott Laboratories	184,408
874	Baxter International, Inc.	51,138
1,738	Express Scripts Holding Co.(a)	100,700
712	Gilead Sciences, Inc.(a)	38,683
586	Humana, Inc.	36,098
6,815	Merck & Co., Inc.	301,018
836	Thermo Fisher Scientific, Inc.	46,540
2,491	UnitedHealth Group, Inc.	127,265
		885,850
	Industrials - 2.7%
702	Union Pacific Corp.	86,072
1,802	United Continental Holdings, Inc.(a)	34,040
		120,112
	Information Technology - 19.7%
338	Apple, Inc.(a)	206,437
9,117	Cisco Systems, Inc.	145,416
3,607	Corning, Inc.	41,156
1,257	eBay, Inc.(a)	55,685
2,214	EMC Corp.(a)	58,029
200	Google, Inc., Class A(a)	126,594
3,657	Oracle Corp.	110,441
1,350	QUALCOMM, Inc.	80,568
379	Visa, Inc., Class A	48,918
		873,244
	Materials - 4.4%
2,067	Freeport-McMoRan Copper & Gold, Inc.	69,596
615	Monsanto Co.	52,656
756	Newmont Mining Corp.	33,620
395	Praxair, Inc.	40,985
		196,857
	Telecommunication Services - 0.9%
935	CenturyLink, Inc.	38,840

	Total Common Stocks and Other Equity Interests (Cost $4,242,212)	4,433,848

	Money Market Fund - 1.9%
86,087	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $86,087)	86,087

	Total Investments (Cost $4,328,299)(b)-101.8%	4,519,935
	Liabilities in excess of other assets-(1.8)%	(81,211)
	Net Assets-100.0%	$4,438,724

Investment Abbreviations:
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,329,555. The net unrealized appreciation was $190,380 which consisted of aggregate gross unrealized appreciation of $365,130 and aggregate gross unrealized depreciation of $174,750.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.0%
868	Best Buy Co., Inc.	$15,702
643	CBS Corp., Class B	21,515
4,857	Ford Motor Co.	44,879
1,488	Home Depot, Inc. (The)	77,644
1,468	Lowe’s Cos., Inc.	37,243
509	Macy’s, Inc.	18,243
1,162	Staples, Inc.	14,804
873	Target Corp.	52,947
1,718	Time Warner, Inc.	67,208
		350,185
	Consumer Staples - 5.8%
3,082	Altria Group, Inc.	110,860
813	Coca-Cola Enterprises, Inc.	23,837
552	ConAgra Foods, Inc.	13,629
253	Kellogg Co.	12,068
421	Kimberly-Clark Corp.	36,589
1,449	Kroger Co. (The)	32,124
348	Reynolds American, Inc.	16,102
1,087	Safeway, Inc.	16,903
854	Sysco Corp.	25,099
		287,211
	Energy - 21.2%
2,418	Chevron Corp.	264,964
2,330	ConocoPhillips	126,845
364	Devon Energy Corp.	21,520
5,128	Exxon Mobil Corp.	445,367
1,720	Marathon Oil Corp.	45,528
793	Marathon Petroleum Corp.	37,509
1,163	Phillips 66	43,729
590	Spectra Energy Corp.	18,107
1,848	Valero Energy Corp.	50,820
		1,054,389
	Financials - 28.3%
1,140	Allstate Corp. (The)	39,102
691	American International Group, Inc.(a)	21,608
41,421	Bank of America Corp.	304,030
1,055	BB&T Corp.	33,095
392	Chubb Corp. (The)	28,494
7,107	Citigroup, Inc.	192,813
1,500	Fifth Third Bancorp	20,730
751	Goldman Sachs Group, Inc. (The)	75,776
1,625	Hartford Financial Services Group, Inc. (The)	26,731
6,229	JPMorgan Chase & Co.	224,244
1,944	KeyCorp	15,513
665	Lincoln National Corp.	13,333
508	Loews Corp.	20,112
473	Marsh & McLennan Cos., Inc.	15,708
1,226	MetLife, Inc.	37,724
3,406	Morgan Stanley	46,526
510	Principal Financial Group, Inc.	13,051
796	Progressive Corp. (The)	15,713
669	Prudential Financial, Inc.	32,299
4,002	Regions Financial Corp.	27,854
1,334	SunTrust Banks, Inc.	31,549
900	Travelers Cos., Inc. (The)	56,385
2,189	U.S. Bancorp	73,332
1,753	Weyerhaeuser Co. REIT	40,933
		1,406,655
	Health Care - 7.7%
469	Aetna, Inc.	16,912
2,858	Boston Scientific Corp.(a)	14,776
926	Cardinal Health, Inc.	39,901
306	CIGNA Corp.	12,326
651	HCA Holdings, Inc.	17,239
9,761	Pfizer, Inc.	234,654
927	WellPoint, Inc.	49,400
		385,208
	Industrials - 11.2%
33	Engility Holdings, Inc.(a)	482
317	FedEx Corp.	28,625
16,223	General Electric Co.	336,627
198	L-3 Communications Holdings, Inc.	14,036
420	Lockheed Martin Corp.	37,494
531	Northrop Grumman Corp.	35,152
354	PACCAR, Inc.	14,164
486	Raytheon Co.	26,963
562	United Parcel Service, Inc., Class B	42,493
585	Waste Management, Inc.	20,124
		556,160
	Information Technology - 1.8%
3,894	Hewlett-Packard Co.	71,027
415	Motorola Solutions, Inc.	20,061
		91,088
	Materials - 2.3%
2,871	Alcoa, Inc.	24,317
1,602	Dow Chemical Co. (The)	46,106
633	International Paper Co.	20,769
521	Nucor Corp.	20,423
		111,615
	Telecommunication Services - 5.8%
14,498	Sprint Nextel Corp.(a)	63,211
5,001	Verizon Communications, Inc.	225,745
		288,956
	Utilities - 8.9%
546	Ameren Corp.	18,679
785	American Electric Power Co., Inc.	33,158
418	Consolidated Edison, Inc.	26,961
687	Dominion Resources, Inc.	37,311
287	DTE Energy Co.	17,613
1,059	Duke Energy Corp.	71,779
530	Edison International	24,475
341	Entergy Corp.	24,781
1,577	Exelon Corp.	61,692
595	FirstEnergy Corp.	29,881
637	PG&E Corp.	29,404
843	Public Service Enterprise Group, Inc.	28,021

284	Sempra Energy	$19,997
690	Xcel Energy, Inc.	20,217
		443,969
	Total Common Stocks and Other Equity Interests (Cost $5,119,295)	4,975,436

	Money Market Fund - 1.8%
89,426	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,426)	89,426

	Total Investments (Cost $5,208,721)(b)-101.8%	5,064,862
	Liabilities in excess of other assets-(1.8)%	(87,594)
	Net Assets-100.0%	$4,977,268

Investment Abbreviations:
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $5,214,261. The net unrealized depreciation was $149,399 which consisted of aggregate gross unrealized appreciation of $365,272 and aggregate gross unrealized depreciation of $514,671.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.3%
1,008	Advance Auto Parts, Inc.	$70,711
342	AutoZone, Inc.(a)	128,329
1,865	Big Lots, Inc.(a)	75,551
1,241	BorgWarner, Inc.(a)	83,271
9,309	Cablevision Systems Corp., Class A	142,800
6,971	Dana Holding Corp.	91,878
3,043	Darden Restaurants, Inc.	155,741
4,178	DISH Network Corp., Class A	128,515
2,030	Expedia, Inc.	115,690
1,784	Family Dollar Stores, Inc.	117,887
7,076	GameStop Corp., Class A	113,358
11,873	Interpublic Group of Cos., Inc. (The)	117,187
1,766	Jarden Corp.	79,823
5,611	Kohl’s Corp.	278,979
6,320	Mattel, Inc.	222,274
2,800	Nordstrom, Inc.	151,592
1,795	Penn National Gaming, Inc.(a)	69,861
1,521	PetSmart, Inc.	100,553
2,105	Tenneco, Inc.(a)	61,655
1,442	Tiffany & Co.	79,209
1,610	VF Corp.	240,373
7,930	Virgin Media, Inc.	217,123
1,592	Visteon Corp.(a)	51,629
		2,893,989
	Consumer Staples - 5.9%
941	Brown-Forman Corp., Class B	88,040
2,445	Clorox Co. (The)	177,776
3,793	Dr Pepper Snapple Group, Inc.	172,885
1,538	Energizer Holdings, Inc.(a)	119,610
1,596	Estee Lauder Cos., Inc. (The), Class A	83,599
2,041	Hershey Co. (The)	146,421
2,517	Hormel Foods Corp.	70,250
1,498	Ingredion, Inc.	77,776
1,973	McCormick & Co., Inc.	120,116
		1,056,473
	Energy - 7.6%
7,644	Arch Coal, Inc.	55,113
1,020	Cimarex Energy Co.	57,824
2,805	Diamond Offshore Drilling, Inc.	183,503
1,546	Energen Corp.	79,171
2,119	EQT Corp.	119,512
8,155	Kinder Morgan, Inc.	292,030
7,240	McDermott International, Inc.(a)	84,708
3,887	Newfield Exploration Co.(a)	118,670
5,969	Peabody Energy Corp.	124,633
3,149	QEP Resources, Inc.	94,564
2,820	Rowan Cos. PLC, Class A (United Kingdom)(a)	99,067
2,279	Superior Energy Services, Inc.(a)	49,386
		1,358,181
	Financials - 26.2%
7,753	American Capital Ltd.(a)	77,220
5,396	Ameriprise Financial, Inc.	279,081
5,582	Aon PLC (United Kingdom)	274,634
2,288	Arthur J. Gallagher & Co.	81,178
1,060	AvalonBay Communities, Inc. REIT	155,915
2,346	Boston Properties, Inc. REIT	260,171
1,301	Camden Property Trust REIT	92,774
5,219	CBRE Group, Inc., Class A(a)	81,312
4,865	CIT Group, Inc.(a)	177,670
1,372	Cullen/Frost Bankers, Inc.	75,885
9,405	Discover Financial Services	338,204
4,434	Equity Residential REIT	280,717
7,941	First Niagara Financial Group, Inc.	60,193
1,871	Franklin Resources, Inc.	215,071
9,508	General Growth Properties, Inc. REIT	172,285
14,985	Host Hotels & Resorts, Inc. REIT	219,980
8,550	Kimco Realty Corp. REIT	166,640
2,272	Macerich Co. (The) REIT	132,708
111	Markel Corp.(a)	47,959
2,317	Moody’s Corp.	93,908
4,007	NASDAQ OMX Group, Inc. (The)	90,959
16,371	New York Community Bancorp, Inc.	212,496
8,181	NYSE Euronext	208,452
11,213	People’s United Financial, Inc.	128,501
2,049	Raymond James Financial, Inc.	68,887
2,075	Rayonier, Inc. REIT	98,957
1,569	Reinsurance Group of America, Inc.	87,346
6,277	TD Ameritrade Holding Corp.	99,930
3,434	UDR, Inc. REIT	91,379
3,411	Vornado Realty Trust REIT	284,818
		4,655,230
	Health Care - 6.4%
3,897	Becton, Dickinson and Co.	295,042
897	C.R. Bard, Inc.	87,242
1,766	DENTSPLY International, Inc.	64,176
5,903	Forest Laboratories, Inc.(a)	198,046
3,774	Hospira, Inc.(a)	131,146
1,697	Laboratory Corp. of America Holdings(a)	142,701
2,003	Owens & Minor, Inc.	56,505
2,012	Universal Health Services, Inc., Class B	78,629
1,184	WellCare Health Plans, Inc.(a)	76,747
		1,130,234
	Industrials - 16.3%
2,997	AECOM Technology Corp.(a)	48,581
2,932	AGCO Corp.(a)	128,539
2,320	Alaska Air Group, Inc.(a)	80,852
2,912	Cooper Industries PLC (Ireland)	209,314
3,459	Dover Corp.	188,412
1,712	EMCOR Group, Inc.	45,077
1,546	Equifax, Inc.	72,415
4,061	Fluor Corp.	201,344
3,154	General Cable Corp.(a)	82,414
630	Hubbell, Inc., Class B	51,836
2,670	Iron Mountain, Inc.	86,001
3,893	Jacobs Engineering Group, Inc.(a)	150,153
14,185	JetBlue Airways Corp.(a)	78,159
3,722	KBR, Inc.	97,665
4,296	Navistar International Corp.(a)	105,682
3,982	Oshkosh Corp.(a)	89,675

1,195	Pall Corp.	$63,825
2,775	Parker Hannifin Corp.	222,888
7,354	Republic Services, Inc.	212,751
2,360	Rockwell Collins, Inc.	119,345
1,268	Snap-On, Inc.	85,945
16,607	Southwest Airlines Co.	152,618
2,828	Spirit Aerosystems Holdings, Inc., Class A(a)	66,458
2,237	URS Corp.	78,452
647	W.W. Grainger, Inc.	132,525
1,039	WESCO International, Inc.(a)	57,883
		2,908,809
	Information Technology - 13.3%
3,039	Amdocs Ltd. (Guernsey)(a)	90,410
4,310	Analog Devices, Inc.	168,435
1,982	Autodesk, Inc.(a)	67,229
4,787	Avnet, Inc.(a)	150,790
5,384	CA, Inc.	129,593
4,602	Electronic Arts, Inc.(a)	50,714
5,823	Fidelity National Information Services, Inc.	183,075
2,381	Fiserv, Inc.(a)	166,980
2,894	Harris Corp.	120,535
5,379	Jabil Circuit, Inc.	116,724
2,038	KLA-Tencor Corp.	103,755
2,850	Linear Technology Corp.	91,913
4,981	Maxim Integrated Products, Inc.	135,633
3,560	Microchip Technology, Inc.	118,833
6,059	Paychex, Inc.	198,069
13,590	Symantec Corp.(a)	214,042
788	SYNNEX Corp.(a)	26,658
7,502	Western Union Co. (The)	130,760
3,333	Xilinx, Inc.	107,989
		2,372,137
	Materials - 6.0%
1,026	Airgas, Inc.	81,382
1,078	Albemarle Corp.	62,761
3,169	Ball Corp.	131,704
2,312	Celanese Corp., Series A	88,157
3,708	Crown Holdings, Inc.(a)	133,117
1,337	International Flavors & Fragrances, Inc.	74,524
2,247	Reliance Steel & Aluminum Co.	115,676
1,465	Rockwood Holdings, Inc.	64,782
4,084	Southern Copper Corp.	131,831
8,077	Steel Dynamics, Inc.	104,113
1,563	Valspar Corp. (The)	78,463
		1,066,510
	Telecommunication Services - 0.8%
9,634	MetroPCS Communications, Inc.(a)	84,394
8,877	NII Holdings, Inc.(a)	59,920
		144,314
	Utilities - 1.2%
2,037	AGL Resources, Inc.	82,498
3,703	American Water Works Co., Inc.	134,234
		216,732
	Total Common Stocks and Other Equity Interests (Cost $18,567,346)	17,802,609

	Money Market Fund - 0.6%
107,301	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $107,301)	107,301

	Total Investments (Cost $18,674,647)(b)-100.6%	17,909,910
	Liabilities in excess of other assets-(0.6)%	(107,130)
	Net Assets-100.0%	$17,802,780

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $18,686,927. The net unrealized depreciation was $777,017 which consisted of aggregate gross unrealized appreciation of $950,181 and aggregate gross unrealized depreciation of $1,727,198.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.2%
16,379	Apollo Group, Inc., Class A(a)	$445,509
21,540	Bed Bath & Beyond, Inc.(a)	1,312,863
28,054	CarMax, Inc.(a)	780,743
8,644	Coach, Inc.	426,408
9,471	Dick’s Sporting Goods, Inc.	465,215
17,114	Discovery Communications, Inc., Class A(a)	866,482
14,466	Dollar General Corp.(a)	737,911
15,252	Dollar Tree, Inc.(a)	767,786
13,254	Las Vegas Sands Corp.	482,711
19,801	Lear Corp.	703,926
9,011	O’Reilly Automotive, Inc.(a)	772,603
5,215	PVH Corp.	414,227
3,224	Ralph Lauren Corp.	465,352
13,819	Ross Stores, Inc.	918,134
6,268	Wynn Resorts Ltd.	587,625
		10,147,495
	Consumer Staples - 4.5%
9,585	Church & Dwight Co., Inc.	552,192
10,323	J.M. Smucker Co. (The)	792,806
9,128	Mead Johnson Nutrition Co.	665,979
8,352	Ralcorp Holdings, Inc.(a)	498,364
10,676	Whole Foods Market, Inc.	979,843
		3,489,184
	Energy - 12.0%
38,744	Alpha Natural Resources, Inc.(a)	271,595
22,090	Cameron International Corp.(a)	1,110,464
27,115	CONSOL Energy, Inc.	785,793
41,315	Denbury Resources, Inc.(a)	624,683
12,331	FMC Technologies, Inc.(a)	556,375
9,474	Helmerich & Payne, Inc.	440,541
12,981	HollyFrontier Corp.	485,360
14,770	Noble Energy, Inc.	1,291,341
7,923	Oceaneering International, Inc.	409,540
5,957	Oil States International, Inc.(a)	433,074
6,870	Pioneer Natural Resources Co.	608,888
16,468	Plains Exploration & Production Co.(a)	658,061
23,885	Southwestern Energy Co.(a)	794,176
9,749	Whiting Petroleum Corp.(a)	393,860
9,300	World Fuel Services Corp.	376,557
		9,240,308
	Financials - 16.9%
3,966	Affiliated Managers Group, Inc.(a)	442,566
6,783	Alexandria Real Estate Equities, Inc. REIT	498,415
9,455	BlackRock, Inc.	1,609,808
172,662	Chimera Investment Corp. REIT	372,950
5,332	Federal Realty Investment Trust REIT	579,375
38,106	HCP, Inc. REIT	1,798,984
14,701	Health Care REIT, Inc.	914,843
3,609	IntercontinentalExchange, Inc.(a)	473,573
31,636	Invesco Ltd. (b)	700,105
21,589	Leucadia National Corp.	468,050
59,016	MFA Financial, Inc. REIT	476,849
8,300	MSCI, Inc.(a)	275,145
10,120	Public Storage REIT	1,507,374
9,250	SL Green Realty Corp. REIT	728,438
18,248	T. Rowe Price Group, Inc.	1,108,566
15,665	Ventas, Inc. REIT	1,053,471
		13,008,512
	Health Care - 14.8%
22,108	Agilent Technologies, Inc.	846,515
8,193	AMERIGROUP Corp.(a)	736,387
5,667	Cerner Corp.(a)	418,905
11,891	DaVita, Inc.(a)	1,170,312
12,707	Endo Health Solutions, Inc.(a)	377,779
7,555	Henry Schein, Inc.(a)	565,190
25,872	Hologic, Inc.(a)	479,149
821	Intuitive Surgical, Inc.(a)	395,312
20,035	Life Technologies Corp.(a)	879,136
36,305	Mylan, Inc.(a)	836,104
30,741	St. Jude Medical, Inc.	1,148,484
25,909	Stryker Corp.	1,348,045
6,873	Varian Medical Systems, Inc.(a)	375,128
12,723	Watson Pharmaceuticals, Inc.(a)	990,231
14,326	Zimmer Holdings, Inc.	844,231
		11,410,908
	Industrials - 15.2%
14,051	AMETEK, Inc.	435,581
9,094	BE Aerospace, Inc.(a)	356,758
14,795	C.H. Robinson Worldwide, Inc.	781,916
13,697	Cummins, Inc.	1,313,542
15,698	Expeditors International of Washington, Inc.	558,378
9,911	Fastenal Co.	427,362
5,565	Flowserve Corp.	667,689
7,416	Joy Global, Inc.	385,187
8,441	Kansas City Southern	614,505
8,266	Precision Castparts Corp.	1,285,859
32,792	Quanta Services, Inc.(a)	753,888
5,850	Roper Industries, Inc.	581,782
17,464	Stanley Black & Decker, Inc.	1,168,167
4,102	TransDigm Group, Inc.(a)	506,023
129,608	US Airways Group, Inc.(a)	1,485,308
15,080	Xylem, Inc.	361,618
		11,683,563
	Information Technology - 15.4%
45,607	Activision Blizzard, Inc.	548,652
37,799	Adobe Systems, Inc.(a)	1,167,233
13,541	Altera Corp.	480,028
10,085	Amphenol Corp., Class A	593,805
14,621	BMC Software, Inc.(a)	578,991
24,109	Broadcom Corp., Class A	816,813
78,408	Brocade Communications Systems, Inc.(a)	389,688
6,920	Citrix Systems, Inc.(a)	502,945
11,501	Cognizant Technology Solutions Corp., Class A(a)	652,912
17,644	First Solar, Inc.(a)	274,188
14,400	Intuit, Inc.	835,488
22,908	Juniper Networks, Inc.(a)	401,577
21,380	NetApp, Inc.(a)	698,485

49,090	NVIDIA Corp.(a)	$664,679
50,620	ON Semiconductor Corp.(a)	351,303
22,951	SanDisk Corp.(a)	943,975
14,135	Synopsys, Inc.(a)	428,149
37,237	Western Digital Corp.(a)	1,480,915
		11,809,826
	Materials - 7.0%
4,241	CF Industries Holdings, Inc.	830,218
12,955	Cliffs Natural Resources, Inc.	529,730
17,945	Ecolab, Inc.	1,174,500
9,758	FMC Corp.	533,763
29,539	Mosaic Co. (The)	1,716,511
8,338	Sigma-Aldrich Corp.	576,990
		5,361,712
	Telecommunication Services - 1.0%
12,030	Crown Castle International Corp.(a)	744,416

	Total Common Stocks and Other Equity Interests (Cost $80,101,928)	76,895,924

	Money Market Fund - 0.3%
208,683	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $208,683)	208,683

	Total Investments (Cost $80,310,611)(c) -100.3%	77,104,607
	Liabilities in excess of other assets-(0.3)%	(196,283)
	Net Assets-100.0%	$76,908,324

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the three months ended July 31, 2012.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized Gain	Value	Dividend
	April 30, 2012	Cost	Sales	(Depreciation)	(Loss)	July 31, 2012	Income
Invesco Ltd.	$817,932	$20,587	$(49,700)	$(83,517)	$(5,197)	$700,105	$5,680

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $80,334,056. The net unrealized depreciation was $3,229,449 which consisted of aggregate gross unrealized appreciation of $5,995,165 and aggregate gross unrealized depreciation of $9,224,614.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 23.2%
2,028	Abercrombie & Fitch Co., Class A	$68,546
5,424	American Eagle Outfitters, Inc.	112,928
2,108	AutoNation, Inc.(a)	83,118
2,483	Brinker International, Inc.	80,474
8,645	Carnival Corp.	287,706
2,181	Charter Communications, Inc., Class A(a)	167,762
9,967	D.R. Horton, Inc.	175,718
1,382	Dillard’s, Inc., Class A	90,148
1,993	Domino’s Pizza, Inc.	68,041
3,669	Foot Locker, Inc.	121,150
15,605	Gannett Co., Inc.	220,187
8,661	Gap, Inc. (The)	255,413
3,755	Genuine Parts Co.	240,433
22,383	Goodyear Tire & Rubber Co. (The)(a)	256,285
8,906	H&R Block, Inc.	143,654
2,983	Hanesbrands, Inc.(a)	89,550
4,238	Harley-Davidson, Inc.	183,209
2,983	Hasbro, Inc.	106,851
7,845	International Game Technology	88,805
5,661	J.C. Penney Co., Inc.	127,429
6,238	Jones Group, Inc. (The)	65,936
5,342	Leggett & Platt, Inc.	123,828
4,050	Lennar Corp., Class A	118,300
14,463	Liberty Interactive Corp., Class A(a)	270,892
5,598	Limited Brands, Inc.	266,185
3,969	Marriott International, Inc., Class A	144,551
5,511	McGraw-Hill Cos., Inc. (The)	258,797
11,654	MGM Resorts International(a)	110,946
2,257	Mohawk Industries, Inc.(a)	149,932
9,426	Newell Rubbermaid, Inc.	166,369
138	NVR, Inc.(a)	106,809
20,346	Office Depot, Inc.(a)	36,216
5,912	Omnicom Group, Inc.	296,664
9,492	PulteGroup, Inc.(a)	107,260
10,605	RadioShack Corp.	30,860
2,310	Rent-A-Center, Inc.	82,144
5,213	Royal Caribbean Cruises Ltd.	130,221
6,898	Saks, Inc.(a)	71,946
3,877	Sears Holdings Corp.(a)	191,873
4,154	Service Corp. International	53,379
2,856	Starwood Hotels & Resorts Worldwide, Inc.	154,652
3,976	Toll Brothers, Inc.(a)	115,980
4,726	TRW Automotive Holdings Corp.(a)	185,732
192	Washington Post Co. (The), Class B	64,992
4,193	Whirlpool Corp.	283,279
1,974	Williams-Sonoma, Inc.	68,596
2,715	Wyndham Worldwide Corp.	141,316
		6,765,062
	Consumer Staples - 4.5%
15,005	Avon Products, Inc.	232,427
4,820	Campbell Soup Co.	159,590
4,929	Constellation Brands, Inc., Class A(a)	139,047
11,440	Dean Foods Co.(a)	141,513
2,606	Hillshire Brands Co.	66,740
3,899	Molson Coors Brewing Co., Class B	165,006
29,040	Rite Aid Corp.(a)	33,686
8,512	Smithfield Foods, Inc.(a)	157,472
13,502	Tyson Foods, Inc., Class A	202,665
		1,298,146
	Energy - 2.7%
5,149	Forest Oil Corp.(a)	35,271
3,791	Helix Energy Solutions Group, Inc.(a)	67,783
4,912	Patterson-UTI Energy, Inc.	76,038
740	SEACOR Holdings, Inc.(a)	62,863
8,926	Tesoro Corp.(a)	246,804
1,291	Tidewater, Inc.	62,704
1,560	Unit Corp.(a)	62,025
11,560	WPX Energy, Inc.(a)	184,382
		797,870
	Financials - 21.9%
2,683	American Financial Group, Inc.	101,176
93	American National Insurance Co.	6,550
4,984	Apartment Investment & Management Co., Class A REIT	136,711
7,471	Associated Banc-Corp.	93,313
4,663	Assurant, Inc.	168,847
6,875	Brandywine Realty Trust REIT	81,675
12,676	Brookfield Office Properties, Inc. (Canada)	216,379
17,061	CapitalSource, Inc.	111,750
4,149	CBL & Associates Properties, Inc. REIT	81,860
5,945	Cincinnati Financial Corp.	224,959
1,412	City National Corp.	69,583
11,902	CNO Financial Group, Inc.	98,668
7,880	Comerica, Inc.	238,055
2,012	Commerce Bancshares, Inc.	79,233
4,526	CommonWealth REIT	82,554
6,064	DDR Corp. REIT	91,203
8,938	Duke Realty Corp. REIT	129,243
12,682	E*TRADE Financial Corp.(a)	96,764
3,946	Federated Investors, Inc., Class B	79,354
8,450	Fidelity National Financial, Inc., Class A	157,339
4,224	First American Financial Corp.	77,384
11,187	First Horizon National Corp.	92,069
6,943	Fulton Financial Corp.	63,806
1,410	Hanover Insurance Group, Inc. (The)	49,449
3,352	HCC Insurance Holdings, Inc.	102,705
5,273	Hospitality Properties Trust REIT	127,976
27,530	Hudson City Bancorp, Inc.	174,815
33,330	Huntington Bancshares, Inc.	207,146
888	Kemper Corp.	29,055
6,080	Legg Mason, Inc.	149,082
3,471	Liberty Property Trust REIT	125,963
3,391	M&T Bank Corp.	291,083
3,120	Mack-Cali Realty Corp. REIT	83,585
6,063	Northern Trust Corp.	275,260
11,471	Old Republic International Corp.	92,456
8,828	PHH Corp.(a)	143,102
6,591	Piedmont Office Realty Trust, Inc., Class A REIT	112,442
3,712	Plum Creek Timber Co., Inc. REIT	150,670

1,819	Potlatch Corp. REIT	$62,956
7,489	Prologis, Inc. REIT	242,119
4,108	Protective Life Corp.	114,654
1,834	Regency Centers Corp. REIT	87,757
13,736	SLM Corp.	219,639
1,621	StanCorp Financial Group, Inc.	48,241
42,216	Synovus Financial Corp.	80,210
7,152	TCF Financial Corp.	73,880
3,026	Torchmark Corp.	150,543
12,246	Unum Group	231,327
3,190	W.R. Berkley Corp.	116,850
3,135	Weingarten Realty Investors REIT	84,269
67	White Mountains Insurance Group Ltd.	34,210
9,211	Zions Bancorp.	167,640
		6,407,559
	Health Care - 4.9%
6,432	CareFusion Corp.(a)	157,005
8,572	Community Health Systems, Inc.(a)	210,957
6,715	Coventry Health Care, Inc.	223,811
10,981	Health Management Associates, Inc., Class A(a)	72,255
4,688	Health Net, Inc.(a)	103,230
6,173	Kindred Healthcare, Inc.(a)	58,458
2,306	LifePoint Hospitals, Inc.(a)	87,905
3,745	Omnicare, Inc.	117,631
3,408	Quest Diagnostics, Inc.	199,129
1,074	Teleflex, Inc.	68,457
29,691	Tenet Healthcare Corp.(a)	137,172
		1,436,010
	Industrials - 11.2%
1,103	Alliant Techsystems, Inc.	51,091
5,294	Avery Dennison Corp.	163,002
11,003	Avis Budget Group, Inc.(a)	158,113
2,410	Cintas Corp.	95,508
2,299	Con-way, Inc.	81,890
819	Dollar Thrifty Automotive Group, Inc.(a)	60,934
7,165	Exelis, Inc.	67,351
4,284	Harsco Corp.	91,035
16,200	Hertz Global Holdings, Inc.(a)	182,412
1,998	Huntington Ingalls Industries, Inc.(a)	77,902
8,031	ITT Corp.	150,501
5,089	Manpower, Inc.	181,067
18,463	Masco Corp.	222,110
4,419	Owens Corning(a)	118,694
2,394	Pentair, Inc.	104,929
10,564	Pitney Bowes, Inc.	141,135
16,338	R.R. Donnelley & Sons Co.	198,016
2,602	Robert Half International, Inc.	70,280
1,909	Rockwell Automation, Inc.	128,590
2,602	Ryder System, Inc.	102,623
3,635	Shaw Group, Inc. (The)(a)	141,583
1,568	SkyWest, Inc.	10,976
1,404	SPX Corp.	85,251
5,736	Terex Corp.(a)	111,852
9,355	Textron, Inc.	243,698
1,879	Timken Co. (The)	68,020
2,332	Trinity Industries, Inc.	65,296
2,025	United Rentals, Inc.(a)	58,543
1,484	United Stationers, Inc.	37,412
		3,269,814
	Information Technology - 6.3%
13,292	Advanced Micro Devices, Inc.(a)	53,965
950	Anixter International, Inc.	54,064
8,717	AOL, Inc.(a)	277,724
5,013	Arrow Electronics, Inc.(a)	169,189
3,632	CoreLogic, Inc.(a)	83,536
1,772	Diebold, Inc.	57,324
1,531	IAC/InterActiveCorp.	80,546
2,906	Lexmark International, Inc., Class A	50,826
23,539	MEMC Electronic Materials, Inc.(a)	45,195
37,340	Micron Technology, Inc.(a)	231,881
2,770	Molex, Inc.	69,582
3,944	NCR Corp.(a)	91,974
12,937	SAIC, Inc.	149,681
5,374	Sanmina-SCI Corp.(a)	45,894
2,657	Tech Data Corp.(a)	133,116
4,429	Total System Services, Inc.	104,746
4,481	Unisys Corp.(a)	87,066
6,172	Vishay Intertechnology, Inc.(a)	60,918
		1,847,227
	Materials - 7.9%
11,069	AK Steel Holding Corp.	58,887
2,532	Allegheny Technologies, Inc.	76,036
3,091	Ashland, Inc.	217,575
3,364	Bemis Co., Inc.	103,443
1,614	Cabot Corp.	62,946
8,256	Commercial Metals Co.	106,420
1,128	Cytec Industries, Inc.	69,440
3,009	Eastman Chemical Co.	157,311
9,197	Huntsman Corp.	116,342
873	Martin Marietta Materials, Inc.	65,597
5,782	MeadWestvaco Corp.	164,209
7,795	Owens-Illinois, Inc.(a)	143,818
2,594	Packaging Corp. of America	79,869
3,813	RPM International, Inc.	101,044
1,360	Scotts Miracle-Gro Co. (The), Class A	54,264
6,133	Sealed Air Corp.	99,355
1,375	Sherwin-Williams Co. (The)	184,731
2,802	Sonoco Products Co.	84,929
10,242	United States Steel Corp.	211,497
3,672	Vulcan Materials Co.	142,253
		2,299,966
	Telecommunication Services - 1.9%
61,219	Frontier Communications Corp.	239,979
4,062	Telephone & Data Systems, Inc.	98,422
20,992	Windstream Corp.	209,080
		547,481
	Utilities - 15.5%
3,556	Alliant Energy Corp.	166,101
2,603	Atmos Energy Corp.	93,317
12,104	Calpine Corp.(a)	206,857
14,642	CenterPoint Energy, Inc.	308,360
7,670	CMS Energy Corp.	189,142
50,223	GenOn Energy, Inc.(a)	119,531
5,874	Great Plains Energy, Inc.	130,285
2,985	Hawaiian Electric Industries, Inc.	85,043
2,870	Integrys Energy Group, Inc.	173,750
4,317	MDU Resources Group, Inc.	96,658
1,913	National Fuel Gas Co.	93,622
11,408	NiSource, Inc.	291,931
8,126	Northeast Utilities	324,065
8,218	NV Energy, Inc.	150,307
2,584	OGE Energy Corp.	137,236
5,463	ONEOK, Inc.	243,158

11,018	Pepco Holdings, Inc.	$219,919
1,920	Piedmont Natural Gas Co., Inc.	61,018
4,118	Pinnacle West Capital Corp.	220,478
3,637	PNM Resources, Inc.	75,650
3,044	Portland General Electric Co.	82,888
5,419	Questar Corp.	110,277
4,121	SCANA Corp.	202,630
7,684	TECO Energy, Inc.	139,772
4,591	UGI Corp.	140,714
2,529	Vectren Corp.	75,491
4,011	Westar Energy, Inc.	122,576
1,816	WGL Holdings, Inc.	73,457
4,818	Wisconsin Energy Corp.	196,285
		4,530,518
	Total Investments (Cost $29,964,451)(b)-100.0%	29,199,653
	Other assets less liabilities-0.0%	5,741
	Net Assets-100.0%	$29,205,394

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $30,019,646. The net unrealized depreciation was $819,993 which consisted of aggregate gross unrealized appreciation of $2,387,576 and aggregate gross unrealized depreciation of $3,207,569.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.4%
3,442	Aeropostale, Inc.(a)	$67,876
402	AFC Enterprises, Inc.(a)	8,880
176	America’s Car-Mart, Inc.(a)	8,075
206	Blue Nile, Inc.(a)	5,290
867	Buckle, Inc. (The)	33,527
1,465	Cabela’s, Inc.(a)	67,302
506	Cambium Learning Group, Inc.(a)	592
344	Caribou Coffee Co., Inc.(a)	3,911
120	Cavco Industries, Inc.(a)	5,743
338	Choice Hotels International, Inc.	13,547
310	Churchill Downs, Inc.	17,155
3,871	Cinemark Holdings, Inc.	90,504
1,661	Digital Generation, Inc.(a)	17,706
541	DineEquity, Inc.(a)	28,835
2,459	DreamWorks Animation SKG, Inc., Class A(a)	47,213
484	Dunkin’ Brands Group, Inc.	14,656
1,045	Education Management Corp.(a)	3,929
200	Einstein Noah Restaurant Group, Inc.	3,400
1,473	Express, Inc.(a)	23,715
254	Fisher Communications, Inc.(a)	8,118
514	Fuel Systems Solutions, Inc.(a)	9,108
634	Genesco, Inc.(a)	41,983
2,471	Gentex Corp.	39,561
752	G-III Apparel Group Ltd.(a)	18,477
1,689	GNC Holdings, Inc., Class A	65,077
2,045	Guess?, Inc.	61,555
1,801	Hillenbrand, Inc.	31,139
1,180	Interval Leisure Group, Inc.	21,641
830	ITT Educational Services, Inc.(a)	32,221
1,157	John Wiley & Sons, Inc., Class A	55,131
545	Kirkland’s, Inc.(a)	5,891
869	Krispy Kreme Doughnuts, Inc.(a)	5,301
2,212	Lions Gate Entertainment Corp. (Canada)(a)	29,751
7,976	Live Nation Entertainment, Inc.(a)	71,146
742	Maidenform Brands, Inc.(a)	15,641
748	Martha Stewart Living Omnimedia, Inc., Class A	2,431
632	MDC Partners, Inc., Class A (Canada)	5,947
1,613	National CineMedia, Inc.	22,808
528	Nexstar Broadcasting Group, Inc., Class A(a)	3,443
288	Outdoor Channel Holdings, Inc.	1,999
1,972	Overstock.com, Inc.(a)	15,855
608	Papa John’s International, Inc.(a)	31,014
622	PetMed Express, Inc.	6,046
1,042	Pier 1 Imports, Inc.	17,183
918	Polaris Industries, Inc.	68,997
128	Rentrak Corp.(a)	2,396
2,605	Sally Beauty Holdings, Inc.(a)	68,824
473	Select Comfort Corp.(a)	12,303
1,738	Smith & Wesson Holding Corp.(a)	17,554
329	Strayer Education, Inc.	23,905
1,604	Texas Roadhouse, Inc.	27,765
954	Town Sports International Holdings, Inc.(a)	12,326
1,290	Tupperware Brands Corp.	67,622
533	Universal Electronics, Inc.(a)	6,710
582	US Auto Parts Network, Inc.(a)	2,474
2,593	Valassis Communications, Inc.(a)	58,472
1,225	Warnaco Group, Inc. (The)(a)	52,259
431	Weight Watchers International, Inc.	21,809
14,969	Wendy’s Co. (The)	68,708
4,973	Wet Seal, Inc. (The), Class A(a)	13,626
1,962	WMS Industries, Inc.(a)	36,042
1,073	Wolverine World Wide, Inc.	47,673
		1,689,788
	Consumer Staples - 5.6%
968	Andersons, Inc. (The)	36,755
1,235	B&G Foods, Inc.	34,580
277	Calavo Growers, Inc.	7,473
497	Cal-Maine Foods, Inc.	18,752
1,570	Casey’s General Stores, Inc.	93,305
687	Diamond Foods, Inc.	11,178

3,577	Flowers Foods, Inc.	76,440
958	Hain Celestial Group, Inc. (The)(a)	53,351
462	Inter Parfums, Inc.	7,512
353	J & J Snack Foods Corp.	20,400
132	Limoneira Co.	2,363
710	Nu Skin Enterprises, Inc., Class A	36,217
518	Revlon, Inc., Class A(a)	7,537
716	Sanderson Farms, Inc.	26,370
1,453	Snyders-Lance, Inc.	34,044
1,334	Spectrum Brands Holdings, Inc.(a)	49,131
1,446	Susser Holdings Corp.(a)	52,215
1,455	United Natural Foods, Inc.(a)	79,007
175	USANA Health Sciences, Inc.(a)	7,872
2,261	Vector Group Ltd.	38,414
399	WD-40 Co.	19,172
		712,088
	Energy - 5.3%
3,191	ATP Oil & Gas Corp.(a)	4,627
803	Berry Petroleum Co., Class A	30,530
1,993	Bill Barrett Corp.(a)	41,973
1,466	Bristow Group, Inc.	67,099
129	Clayton Williams Energy, Inc.(a)	5,325
3,164	Cloud Peak Energy, Inc.(a)	52,364
2,680	CVR Energy, Inc.(a)	76,541
996	Energy Partners Ltd.(a)	16,832
7,471	EXCO Resources, Inc.	52,596
1,988	Gastar Exploration Ltd. (Canada)(a)	3,877
740	Global Geophysical Services, Inc.(a)	4,344
1,606	Green Plains Renewable Energy, Inc.(a)	7,131
760	Gulfmark Offshore, Inc., Class A(a)	27,322
872	Harvest Natural Resources, Inc.(a)	6,871
831	Hornbeck Offshore Services, Inc.(a)	35,193
3,206	ION Geophysical Corp.(a)	21,320
3,968	Key Energy Services, Inc.(a)	31,784
364	Lufkin Industries, Inc.	16,762
1,194	Matrix Service Co.(a)	12,370
484	Natural Gas Services Group, Inc.(a)	7,018
134	Panhandle Oil & Gas, Inc., Class A	4,114
2,853	Pioneer Energy Services Corp.(a)	22,938

8,693	Quicksilver Resources, Inc.(a)	$39,292
172	RigNet, Inc.(a)	3,213
813	SM Energy Co.	38,284
1,170	Tesco Corp. (Canada)(a)	13,560
1,492	VAALCO Energy, Inc.(a)	10,936
852	Venoco, Inc.(a)	7,898
2,058	Warren Resources, Inc.(a)	4,774
427	Westmoreland Coal Co.(a)	3,143
		670,031
	Financials - 24.3%
1,142	Acadia Realty Trust REIT	27,339
167	Alleghany Corp.(a)	57,750
202	American Assets Trust, Inc. REIT	5,252
737	AMERISAFE, Inc.(a)	18,399
1,000	Associated Estates Realty Corp. REIT	14,930
954	Bancorp, Inc. (The)(a)	8,920
90	Bank of Kentucky Financial Corp.	2,211
148	Bank of Marin Bancorp	5,538
1,156	BankUnited, Inc.	28,160
1,098	BBCN Bancorp, Inc.(a)	12,451
645	Berkshire Hills Bancorp, Inc.	14,487
1,308	BGC Partners, Inc., Class A	6,501
667	BOK Financial Corp.	37,679
1,587	BRE Properties, Inc. REIT	83,603
146	Bridge Capital Holdings(a)	2,267
2,672	Brown & Brown, Inc.	67,441
314	Bryn Mawr Bank Corp.	6,494
4,443	Capstead Mortgage Corp. REIT	62,557
634	Cardinal Financial Corp.	8,115
837	Cash America International, Inc.	32,074
1,063	CBOE Holdings, Inc.	30,296
956	Centerstate Banks, Inc.	7,409
727	Citizens, Inc.(a)	7,517
138	Clifton Savings Bancorp, Inc.	1,346
276	CNB Financial Corp.	4,546
368	Cohen & Steers, Inc.	12,144
1,051	Columbia Banking System, Inc.	18,971
3,097	Corporate Office Properties Trust REIT	68,939
2,870	CubeSmart REIT	34,411
2,016	CYS Investments, Inc. REIT	29,151
6,663	DiamondRock Hospitality Co. REIT	63,032
3,279	Douglas Emmett, Inc. REIT	77,089
1,024	Dynex Capital, Inc. REIT	10,639
3,297	East West Bancorp, Inc.	71,875
726	EastGroup Properties, Inc. REIT	38,827
2,502	Eaton Vance Corp.	66,378
1,770	Education Realty Trust, Inc. REIT	20,744
616	Enterprise Financial Services Corp.	7,731
1,492	Entertainment Properties Trust REIT	67,379
690	Erie Indemnity Co., Class A	49,190
1,852	First Financial Bancorp.	29,558
802	First Financial Bankshares, Inc.	27,665
187	First of Long Island Corp. (The)	5,365
2,291	First Potomac Realty Trust REIT	26,553
2,265	First Republic Bank	73,680
798	Gain Capital Holdings, Inc.	3,830
446	Gladstone Commercial Corp. REIT	7,711
646	Gladstone Investment Corp.	4,664
775	Greenhill & Co., Inc.	30,783
1,272	Hancock Holding Co.	38,771
396	Heritage Financial Corp.	5,485
396	HFF, Inc., Class A(a)	5,172
1,804	Hilltop Holdings, Inc.(a)	18,960
1,148	Home Properties, Inc. REIT	75,320
778	IBERIABANK Corp.	36,434
711	Independent Bank Corp.	21,124
3,529	Jefferies Group, Inc.	44,254
490	JMP Group, Inc.	3,053
1,052	Jones Lang LaSalle, Inc.	70,158
1,054	KBW, Inc.	16,980
270	Kearny Financial Corp.	2,624
1,357	Kilroy Realty Corp. REIT	64,240
487	Lakeland Financial Corp.	12,535
2,161	LaSalle Hotel Properties REIT	56,748
1,751	LPL Financial Holdings, Inc.	49,063
622	LTC Properties, Inc. REIT	22,205
2,192	Meadowbrook Insurance Group, Inc.	15,432
853	Mid-America Apartment Communities, Inc. REIT	59,053
895	Monmouth Real Estate Investment Corp., Class A REIT	9,970
336	National Health Investors, Inc. REIT	18,040
188	National Interstate Corp.	4,924
4,228	National Penn Bancshares, Inc.	37,376
254	Nicholas Financial, Inc. (Canada)	3,358
8,583	NorthStar Realty Finance Corp. REIT	47,292
3,617	Northwest Bancshares, Inc.	42,138
2,008	Ocwen Financial Corp.(a)	39,678
258	OmniAmerican Bancorp, Inc.(a)	5,415
666	PICO Holdings, Inc.(a)	16,057
1,994	PrivateBancorp, Inc.	30,548
840	ProAssurance Corp.	75,239
473	Republic Bancorp, Inc., Class A	11,168
4,774	Resource Capital Corp. REIT	26,018
2,323	RLJ Lodging Trust REIT	40,885
230	Rockville Financial, Inc.	2,680
790	Rouse Properties, Inc. REIT	10,934
2,874	Sabra Health Care REIT, Inc.	53,227
361	Saul Centers, Inc. REIT	15,032
404	SCBT Financial Corp.	14,964
3,500	SEI Investments Co.	74,130
578	Southside Bancshares, Inc.	12,057
839	Sovran Self Storage, Inc. REIT	47,907
1,298	Stifel Financial Corp.(a)	39,070
609	Sun Communities, Inc. REIT	28,373
850	Taubman Centers, Inc. REIT	65,892
1,362	TFS Financial Corp.(a)	12,816
1,660	Tower Group, Inc.	30,942
891	TowneBank	12,741
2,509	Umpqua Holdings Corp.	31,312
408	United Financial Bancorp, Inc.	5,814
1,498	Universal Insurance Holdings, Inc.	4,794
900	Virginia Commerce Bancorp, Inc.(a)	7,263
1,907	Waddell & Reed Financial, Inc., Class A	55,475
2,125	Washington REIT	56,738
415	Washington Banking Co.	5,802
2,380	Western Alliance Bancorp(a)	21,944
1,096	Winthrop Realty Trust REIT	13,327
408	World Acceptance Corp.(a)	29,078
		3,077,620
	Health Care - 7.9%
3,448	Alere, Inc.(a)	65,064
376	Almost Family, Inc.(a)	8,276
257	Analogic Corp.	16,453

1,120	AngioDynamics, Inc.(a)	$12,331
1,234	Arena Pharmaceuticals, Inc.(a)	10,316
562	Assisted Living Concepts, Inc., Class A	7,874
581	Bio-Rad Laboratories, Inc., Class A(a)	55,898
2,945	BioScrip, Inc.(a)	18,730
547	Chemed Corp.	34,335
171	Computer Programs & Systems, Inc.	8,464
704	Cooper Cos., Inc. (The)	52,983
135	CorVel Corp.(a)	6,229
1,674	Covance, Inc.(a)	78,578
922	CryoLife, Inc.(a)	5,126
210	Cynosure, Inc., Class A(a)	5,258
1,127	Emeritus Corp.(a)	19,103
236	Exactech, Inc.(a)	3,906
104	Furiex Pharmaceuticals, Inc.(a)	1,999
2,468	Geron Corp.(a)	4,245
979	Greatbatch, Inc.(a)	22,351
534	Haemonetics Corp.(a)	38,400
1,196	Hanger, Inc.(a)	30,821
2,562	HealthSouth Corp.(a)	57,389
646	Integra LifeSciences Holdings Corp.(a)	24,845
344	IRIS International, Inc.(a)	3,574
257	Landauer, Inc.	14,639
884	LHC Group, Inc.(a)	15,815
838	Maxygen, Inc.(a)	5,053
1,370	Molina Healthcare, Inc.(a)	33,442
366	Obagi Medical Products, Inc.(a)	5,614
358	OraSure Technologies, Inc.(a)	3,798
2,304	Patterson Cos., Inc.	78,566
8,663	PDL BioPharma, Inc.	58,822
670	Providence Service Corp. (The)(a)	8,643
2,026	PSS World Medical, Inc.(a)	42,323
378	Quidel Corp.(a)	5,923
1,646	RTI Biologics, Inc.(a)	5,860
364	US Physical Therapy, Inc.	9,344
2,682	VCA Antech, Inc.(a)	48,812
1,022	West Pharmaceutical Services, Inc.	50,875
1,268	Wright Medical Group, Inc.(a)	23,636
		1,003,713
	Industrials - 19.4%
396	AAON, Inc.	7,235
1,780	AAR Corp.	25,294
1,399	Actuant Corp., Class A	39,816
1,606	Aegion Corp.(a)	27,944
4,175	Aircastle Ltd. (Bermuda)	49,390
922	Altra Holdings, Inc.	15,231
246	American Railcar Industries, Inc.(a)	7,486
184	American Science & Engineering, Inc.	10,495
1,886	American Superconductor Corp.(a)	6,997
3,275	Babcock & Wilcox Co. (The)(a)	82,203
1,890	Beacon Roofing Supply, Inc.(a)	50,104
716	Blount International, Inc.(a)	10,182
280	CAI International, Inc.(a)	5,790
823	CLARCOR, Inc.	39,792
3,502	Corrections Corp. of America	108,842
367	Cubic Corp.	17,752
1,493	Curtiss-Wright Corp.	44,745
2,235	DigitalGlobe, Inc.(a)	43,515
1,400	Dolan Co. (The)(a)	6,832
807	Douglas Dynamics, Inc.	10,790
894	Dun & Bradstreet Corp. (The)	71,690
327	Dynamic Materials Corp.	5,464
620	Encore Capital Group, Inc.(a)	17,360
1,868	EnerSys(a)	63,792
662	ESCO Technologies, Inc.	23,839
1,052	Esterline Technologies Corp.(a)	61,773
3,823	Fortune Brands Home & Security, Inc.(a)	84,565
520	Forward Air Corp.	17,399
412	Franklin Electric Co., Inc.	23,241
1,688	FTI Consulting, Inc.(a)	43,095
2,460	GenCorp, Inc.(a)	20,787
3,000	Geo Group, Inc. (The)(a)	69,360
1,015	GeoEye, Inc.(a)	25,811
559	Global Power Equipment Group, Inc.	11,487
320	Gorman-Rupp Co. (The)	8,883
388	GP Strategies Corp.(a)	6,639
4,533	GrafTech International Ltd.(a)	47,370
2,248	Great Lakes Dredge & Dock Corp.	16,028
5,981	Hawaiian Holdings, Inc.(a)	38,099
1,206	Healthcare Services Group, Inc.	26,146
1,931	Hexcel Corp.(a)	44,973
1,210	Hill International, Inc.(a)	4,707
587	Houston Wire & Cable Co.	6,721
1,106	Hub Group, Inc., Class A(a)	32,904
878	ICF International, Inc.(a)	21,573
1,834	IDEX Corp.	69,967
274	Intersections, Inc.	3,902
1,576	J.B. Hunt Transport Services, Inc.	86,712
1,191	KAR Auction Services, Inc.(a)	19,068
942	Kaydon Corp.	19,876
1,245	Knight Transportation, Inc.	19,086
541	LB Foster Co., Class A	16,008
1,736	Lincoln Electric Holdings, Inc.	69,232
326	LMI Aerospace, Inc.(a)	5,878
2,140	Metalico, Inc.(a)	4,152
1,191	Mobile Mini, Inc.(a)	17,055
1,629	Moog, Inc., Class A(a)	59,279
656	MSC Industrial Direct Co., Inc., Class A	45,087
325	Multi-Color Corp.	6,318
289	National Presto Industries, Inc.	19,230
711	Nordson Corp.	36,446
861	Old Dominion Freight Line, Inc.(a)	36,506
1,046	On Assignment, Inc.(a)	16,307
2,694	Orbital Sciences Corp.(a)	35,291
431	Powell Industries, Inc.(a)	14,770
1,139	RailAmerica, Inc.(a)	31,243
1,012	Regal-Beloit Corp.	65,142
425	Robbins & Myers, Inc.	19,482
228	Sauer-Danfoss, Inc.	8,251
482	Standard Parking Corp.(a)	10,223
1,943	Sykes Enterprises, Inc.(a)	28,737
1,176	Taser International, Inc.(a)	6,362
969	Teledyne Technologies, Inc.(a)	60,369
1,882	Tetra Tech, Inc.(a)	48,386
295	Textainer Group Holdings Ltd.	11,098
192	Thermon Group Holdings, Inc.(a)	4,124
730	Titan International, Inc.	15,089
594	TRC Cos., Inc.(a)	3,903
274	Trex Co., Inc.(a)	6,982
434	UniFirst Corp.	27,177
671	Vicor Corp.	4,502
876	WABCO Holdings, Inc.(a)	48,110
715	Watsco, Inc.	48,577
		2,452,068

	Information Technology - 14.5%
427	ACI Worldwide, Inc.(a)	$18,792
928	Actuate Corp.(a)	5,995
1,007	ADTRAN, Inc.	21,731
1,338	Advanced Energy Industries, Inc.(a)	16,484
744	Aeroflex Holding Corp.(a)	4,471
686	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	5,289
439	Anaren, Inc.(a)	8,811
4,541	Arris Group, Inc.(a)	57,625
5,983	Atmel Corp.(a)	35,060
898	ATMI, Inc.(a)	17,044
361	Badger Meter, Inc.	12,234
1,104	Booz Allen Hamilton Holding Corp.	19,243
7,779	Brightpoint, Inc.(a)	69,778
1,492	Brooks Automation, Inc.	13,816
647	Cabot Microelectronics Corp.	19,022
3,146	Cadence Design Systems, Inc.(a)	38,444
161	Cass Information Systems, Inc.	6,118
456	Cognex Corp.	15,413
465	Coherent, Inc.(a)	22,706
400	Computer Task Group, Inc.(a)	5,964
1,053	Comtech Telecommunications Corp.	28,768
5,219	Comverse Technology, Inc.(a)	28,339
620	Cymer, Inc.(a)	35,470
2,050	Cypress Semiconductor Corp.	21,915
594	Echelon Corp.(a)	1,913
1,809	EchoStar Corp., Class A(a)	52,099
852	Electro Scientific Industries, Inc.	10,573
2,915	Entegris, Inc.(a)	23,466
768	EPIQ Systems, Inc.	8,671
1,885	Euronet Worldwide, Inc.(a)	34,458
1,014	Exar Corp.(a)	7,504
501	Forrester Research, Inc.	14,299
758	FSI International, Inc.(a)	2,744
1,200	Global Payments, Inc.	51,384
724	GSI Group, Inc. (Canada)(a)	7,457
1,008	Heartland Payment Systems, Inc.	31,954
1,294	Internap Network Services Corp.(a)	8,333
1,167	Intevac, Inc.(a)	6,850
1,594	Itron, Inc.(a)	62,118
684	Ixia(a)	10,602
1,354	Jack Henry & Associates, Inc.	47,024
182	Keynote Systems, Inc.	2,502
1,648	Kopin Corp.(a)	5,982
328	LeCroy Corp.(a)	4,687
10,373	LSI Corp.(a)	71,574
1,719	MagnaChip Semiconductor Corp.(a)	17,499
260	Manhattan Associates, Inc.(a)	12,139
1,223	ManTech International Corp., Class A	26,820
562	MAXIMUS, Inc.	28,381
2,553	Mentor Graphics Corp.(a)	39,010
941	Micrel, Inc.	8,789
95	MicroStrategy, Inc., Class A(a)	11,064
1,334	MKS Instruments, Inc.	35,218
247	MoneyGram International, Inc.(a)	3,843
720	Move, Inc.(a)	6,631
356	Multi-Fineline Electronix, Inc.(a)	9,317
998	Newport Corp.(a)	11,228
1,824	OmniVision Technologies, Inc.(a)	25,572
662	Perficient, Inc.(a)	8,798
1,020	Pericom Semiconductor Corp.(a)	8,201
1,429	Plexus Corp.(a)	41,041
4,048	Power-One, Inc.(a)	20,240
1,412	Progress Software Corp.(a)	27,449
2,234	QLogic Corp.(a)	25,780
1,549	Quest Software, Inc.(a)	43,279

1,082	RealNetworks, Inc.	8,396
8,271	RF Micro Devices, Inc.(a)	32,091
486	Rosetta Stone, Inc.(a)	6,333
1,273	ScanSource, Inc.(a)	36,752
1,110	SeaChange International, Inc.(a)	8,403
2,931	Sigma Designs, Inc.(a)	19,931
551	Silicon Laboratories, Inc.(a)	20,359
4,738	Sonus Networks, Inc.(a)	7,865
700	Standard Microsystems Corp.(a)	25,837
1,224	STEC, Inc.(a)	9,878
2,082	STR Holdings, Inc.(a)	6,954
3,730	SunPower Corp.(a)	14,622
656	Sycamore Networks, Inc.(a)	9,348
639	TechTarget, Inc.(a)	2,626
3,877	Teradyne, Inc.(a)	57,031
5,767	TriQuint Semiconductor, Inc.(a)	32,526
2,005	TTM Technologies, Inc.(a)	21,935
904	Ultra Clean Holdings, Inc.(a)	5,460
1,321	ValueClick, Inc.(a)	20,753
1,132	Veeco Instruments, Inc.(a)	40,424
1,104	Zebra Technologies Corp., Class A(a)	38,132
226	Zygo Corp.(a)	4,041
		1,834,722
	Materials - 6.4%
889	AMCOL International Corp.	27,292
332	American Vanguard Corp.	7,766
1,517	AptarGroup, Inc.	75,865
334	Arabian American Development Co.(a)	3,173
878	Buckeye Technologies, Inc.	26,445
1,284	Calgon Carbon Corp.(a)	17,771
1,144	Clearwater Paper Corp.(a)	40,315
750	Compass Minerals International, Inc.	54,255
120	Deltic Timber Corp.	7,417
11,284	Golden Star Resources Ltd. (Canada)(a)	13,315
6,785	Graphic Packaging Holding Co.(a)	37,996
223	Hawkins, Inc.	8,483
239	Haynes International, Inc.	11,517
1,870	Horsehead Holding Corp.(a)	16,886
632	Innophos Holdings, Inc.	36,637
839	Kaiser Aluminum Corp.	45,759
840	Koppers Holdings, Inc.	27,670
1,344	Kraton Performance Polymers, Inc.(a)	31,477
358	Kronos Worldwide, Inc.	6,057
1,051	Materion Corp.	20,631
403	Quaker Chemical Corp.	17,841
394	Schweitzer-Mauduit International, Inc.	26,831
1,325	Silgan Holdings, Inc.	54,603
292	Stepan Co.	25,889
2,242	Stillwater Mining Co.(a)	19,909
3,034	SunCoke Energy, Inc.(a)	48,544
1,932	Titanium Metals Corp.	22,527
902	TPC Group, Inc.(a)	34,727
240	Universal Stainless & Alloy Products, Inc.(a)	8,189
426	Westlake Chemical Corp.	25,287
791	Zep, Inc.	12,071
		813,145

	Telecommunication Services - 1.0%
335	Atlantic Tele-Network, Inc.	$11,712
1,678	Cbeyond, Inc.(a)	11,964
13,007	Cincinnati Bell, Inc.(a)	50,077
4,992	Clearwire Corp., Class A(a)	5,691
4,367	Leap Wireless International, Inc.(a)	24,804
1,182	NTELOS Holdings Corp.	25,058
		129,306
	Utilities - 2.2%
3,644	Aqua America, Inc.	93,432
200	Artesian Resources Corp., Class A	4,304
2,976	Atlantic Power Corp. (Canada)	41,009
333	Chesapeake Utilities Corp.	15,231
1,951	Cleco Corp.	85,376
254	Connecticut Water Service, Inc.	7,679
563	Ormat Technologies, Inc.	10,134
386	Unitil Corp.	10,252
320	York Water Co.	5,770
		273,187
	Total Common Stocks and Other Equity Interests (Cost $13,095,901)	12,655,668

	Money Market Fund - 0.8%
105,546	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $105,546)	105,546

	Total Investments (Cost $13,201,447)(b)-100.8%	12,761,214
	Liabilities in excess of other assets-(0.8)%	(104,237)
	Net Assets-100.0%	$12,656,977

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $13,213,433. The net unrealized depreciation was $452,219 which consisted of aggregate gross unrealized appreciation of $934,173 and aggregate gross unrealized depreciation of $1,386,392.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.3%
2,015	AMC Networks, Inc., Class A(a)	$87,370
536	American Public Education, Inc.(a)	13,459
628	Amerigon, Inc.(a)	7,065
8,340	Ascena Retail Group, Inc.(a)	152,956
2,964	Bally Technologies, Inc.(a)	129,556
932	BJ’s Restaurants, Inc.(a)	36,889
936	Black Diamond, Inc.(a)	9,210
508	Body Central Corp.(a)	5,253
1,146	Bravo Brio Restaurant Group, Inc.(a)	20,708
684	Bridgepoint Education, Inc.(a)	6,224
672	Buffalo Wild Wings, Inc.(a)	48,780
1,159	Capella Education Co.(a)	30,737
3,336	Carter’s, Inc.(a)	169,035
2,080	Coinstar, Inc.(a)	98,779
4,576	Crocs, Inc.(a)	70,242
1,857	Deckers Outdoor Corp.(a)	77,455
4,828	DeVry, Inc.	94,774
1,601	Dorman Products, Inc.(a)	45,981
2,075	DSW, Inc., Class A	122,674
722	Francesca’s Holdings Corp.(a)	22,678
1,059	Gordmans Stores, Inc.(a)	17,939
2,158	Grand Canyon Education, Inc.(a)	35,909
1,232	Hibbett Sports, Inc.(a)	74,869
7,277	Iconix Brand Group, Inc.(a)	129,021
1,174	iRobot Corp.(a)	26,720
2,098	Jos. A. Bank Clothiers, Inc.(a)	88,661
1,286	K12, Inc.(a)	23,251
3,136	Life Time Fitness, Inc.(a)	142,406
7,959	LKQ Corp.(a)	281,191
1,921	Lumber Liquidators Holdings, Inc.(a)	81,239
4,723	Madison Square Garden Co. (The), Class A(a)	171,209
1,266	Monro Muffler Brake, Inc.	41,867
756	Morningstar, Inc.	43,901
937	Panera Bread Co., Class A(a)	147,568
554	Peet’s Coffee & Tea, Inc.(a)	41,772
1,581	rue21, Inc.(a)	38,956
4,533	Scripps Networks Interactive, Inc., Class A	244,102
2,315	Shuffle Master, Inc.(a)	33,822
1,206	Shutterfly, Inc.(a)	39,593
4,070	Sotheby’s	119,455
1,376	Steven Madden Ltd.(a)	55,632
553	Sturm Ruger & Co., Inc.	27,335
1,329	Tempur-Pedic International, Inc.(a)	37,863
216	Tesla Motors, Inc.(a)	5,923
2,919	TripAdvisor, Inc.(a)	109,200
1,896	True Religion Apparel, Inc.	49,751
1,021	Ulta Salon, Cosmetics & Fragrance, Inc.	86,662
1,628	Under Armour, Inc., Class A(a)	88,628
8,158	Urban Outfitters, Inc.(a)	249,227
474	Vera Bradley, Inc.(a)	10,802
956	Vitacost.Com, Inc.(a)	6,310
1,518	Vitamin Shoppe, Inc.(a)	83,369
1,122	Zumiez, Inc.(a)	40,762
		3,924,740
	Consumer Staples - 1.9%
303	Boston Beer Co., Inc. (The), Class A(a)	32,639
344	Chefs’ Warehouse, Inc. (The)(a)	5,555
5,621	Darling International, Inc.(a)	92,859
984	Fresh Market, Inc. (The)(a)	57,948
1,015	Medifast, Inc.(a)	28,521
710	PriceSmart, Inc.	51,134
5,534	Smart Balance, Inc.(a)	52,684
1,248	Synutra International, Inc.(a)	7,089
3,324	TreeHouse Foods, Inc.(a)	186,111
		514,540
	Energy - 7.0%
2,740	Abraxas Petroleum Corp.(a)	6,877
2,612	Amyris, Inc.(a)	10,108

156	Apco Oil And Gas International, Inc. (Cayman Islands)	2,611
970	Approach Resources, Inc.(a)	25,608
3,848	Atwood Oceanics, Inc.(a)	171,351
492	Bonanza Creek Energy, Inc.(a)	8,625
5,245	BPZ Resources, Inc.(a)	11,959
752	C&J Energy Services, Inc.(a)	14,123
787	CARBO Ceramics, Inc.	50,510
2,128	Carrizo Oil & Gas, Inc.(a)	53,647
1,363	Clean Energy Fuels Corp.(a)	19,232
1,800	Cobalt International Energy, Inc.(a)	45,180
702	Contango Oil & Gas Co.(a)	41,594
573	Continental Resources, Inc.(a)	36,666
5,163	Dresser-Rand Group, Inc.(a)	240,131
1,676	Dril-Quip, Inc.(a)	122,868
2,532	Endeavour International Corp.(a)	21,699
1,889	Goodrich Petroleum Corp.(a)	21,912
986	Gulfport Energy Corp.(a)	20,312
4,269	Heckmann Corp.(a)	13,149
2,535	Kodiak Oil & Gas Corp. (Canada)(a)	21,167
1,128	Magnum Hunter Resources Corp.(a)	4,286
8,619	McMoRan Exploration Co.(a)	112,564
4,670	Miller Energy Resources, Inc.(a)	18,166
818	Mitcham Industries, Inc.(a)	14,454
1,547	Northern Oil and Gas, Inc.(a)	24,381
1,441	Oasis Petroleum, Inc.(a)	37,725
205	OYO Geospace Corp.(a)	19,430
5,504	Rentech, Inc.(a)	10,953
3,450	Resolute Energy Corp.(a)	29,912
2,319	Rex Energy Corp.(a)	29,405
2,127	Rosetta Resources, Inc.(a)	88,738
3,953	RPC, Inc.	53,168
32,457	SandRidge Energy, Inc.(a)	221,357
785	TGC Industries, Inc.(a)	5,479
10,393	Ultra Petroleum Corp.(a)	246,938
29,040	Vantage Drilling Co. (Cayman Islands)(a)	45,593
400	Voc Energy Trust	7,440
		1,929,318
	Financials - 15.8%
1,748	1st United Bancorp, Inc.(a)	10,366
72	Alexander’s, Inc. REIT	30,763
4,100	American Campus Communities, Inc. REIT	195,406
1,800	AmTrust Financial Services, Inc.	53,622

1,200	ARMOUR Residential REIT, Inc.	$9,192
1,609	Bank of the Ozarks, Inc.	51,794
2,212	Beneficial Mutual Bancorp, Inc.(a)	18,935
15,536	BioMed Realty Trust, Inc. REIT	292,077
756	BofI Holding, Inc.(a)	15,248
2,174	Campus Crest Communities, Inc. REIT	23,827
992	Chatham Lodging Trust REIT	13,640
1,254	Colony Financial, Inc. REIT	23,011
1,001	Coresite Realty Corp. REIT	26,687
256	Credit Acceptance Corp.(a)	24,540
2,142	CreXus Investment Corp. REIT	22,448
4,479	DFC Global Corp.(a)	85,862
205	Diamond Hill Investment Group, Inc.	15,316
1,896	Duff & Phelps Corp., Class A	27,947
3,333	DuPont Fabros Technology, Inc. REIT	89,658
1,092	Eagle Bancorp, Inc.(a)	19,383
1,549	eHealth, Inc.(a)	28,455
308	Epoch Holding Corp.	6,493
1,216	Equity Lifestyle Properties, Inc. REIT	87,455
1,098	Evercore Partners, Inc., Class A	25,441
1,108	Excel Trust, Inc. REIT	13,562
5,619	Extra Space Storage, Inc. REIT	183,966
2,665	EZCORP, Inc., Class A(a)	59,962
927	Financial Engines, Inc.(a)	17,400
1,272	First Cash Financial Services, Inc.(a)	51,007
1,048	First Connecticut Bancorp, Inc.	13,949
752	Fox Chase Bancorp, Inc.	11,205
620	Franklin Financial Corp.(a)	10,007
2,388	Government Properties Income Trust REIT	54,685
647	Green Dot Corp., Class A(a)	6,755
7,943	Hatteras Financial Corp. REIT	232,333
4,677	Hercules Technology Growth Capital, Inc.	52,523
16,840	Hersha Hospitality Trust REIT	81,842
1,517	Home BancShares, Inc.	45,738
1,533	Hudson Pacific Properties, Inc. REIT	27,257
2,475	ICG Group, Inc.(a)	22,126
1,139	INTL FCStone, Inc.(a)	21,698
6,484	Invesco Mortgage Capital, Inc. REIT(b)	128,318
2,667	Investors Bancorp, Inc.(a)	43,392
1,231	Kennedy-Wilson Holdings, Inc.	16,840
574	MarketAxess Holdings, Inc.	17,346
11,772	Medical Properties Trust, Inc. REIT	115,954
384	Meridian Interstate Bancorp, Inc.(a)	5,902
7,975	National Retail Properties, Inc. REIT	235,262
1,372	Netspend Holdings, Inc.(a)	12,074
2,177	NewStar Financial, Inc.(a)	25,950
908	Northfield Bancorp, Inc.	13,593
8,290	OMEGA Healthcare Investors, Inc. REIT	200,950
3,115	Oritani Financial Corp.	43,890
2,722	Pebblebrook Hotel Trust REIT	61,844
3,946	Pinnacle Financial Partners, Inc.(a)	77,144
3,739	Prosperity Bancshares, Inc.	151,691
1,424	Safeguard Scientifics, Inc.(a)	22,029
13,263	Senior Housing Properties Trust REIT	301,733
2,178	Signature Bank(a)	140,481
3,246	SVB Financial Group(a)	187,651
4,462	Tanger Factory Outlet Centers, Inc. REIT	143,676
731	Tejon Ranch Co.(a)	18,999
798	Territorial Bancorp, Inc.	18,753
2,225	Texas Capital Bancshares, Inc.(a)	95,875
3,328	Two Harbors Investment Corp. REIT	38,172
2,167	ViewPoint Financial Group	38,150
130	Virtus Investment Partners, Inc.(a)	10,884
820	Walker & Dunlop, Inc.(a)	10,365
2,540	Walter Investment Management Corp.	57,455
329	Westwood Holdings Group, Inc.	12,255
		4,350,209

	Health Care - 16.8%
897	Abaxis, Inc.(a)	32,014
472	ABIOMED, Inc.(a)	10,644
842	Accretive Health, Inc.(a)	11,434
3,119	Accuray, Inc.(a)	19,681
592	Acorda Therapeutics, Inc.(a)	14,249
780	Affymax, Inc.(a)	12,659
593	Air Methods Corp.(a)	64,655
608	Akorn, Inc.(a)	8,311
1,630	Align Technology, Inc.(a)	55,355
7,389	Allscripts Healthcare Solutions, Inc.(a)	67,979
1,064	Alnylam Pharmaceuticals, Inc.(a)	19,886
4,962	Alphatec Holdings, Inc.(a)	8,733
1,246	AMAG Pharmaceuticals, Inc.(a)	19,288
3,899	Amylin Pharmaceuticals, Inc.(a)	120,050
448	Ariad Pharmaceuticals, Inc.(a)	8,570
1,995	ArthroCare Corp.(a)	59,012
5,770	Astex Pharmaceuticals(a)	14,310
338	athenahealth, Inc.(a)	30,927
82	Atrion Corp.	16,892
719	Auxilium Pharmaceuticals, Inc.(a)	19,370
1,292	BioCryst Pharmaceuticals, Inc.(a)	5,737
2,088	BioMarin Pharmaceutical, Inc.(a)	82,038
1,551	Bio-Reference Labs, Inc.(a)	38,387
3,588	Bruker Corp.(a)	42,410
1,664	Cadence Pharmaceuticals, Inc.(a)	7,055
1,092	Cantel Medical Corp.	28,523
1,431	Catamaran Corp. (Canada)(a)	120,934
1,648	Celldex Therapeutics, Inc.(a)	8,520
5,458	Centene Corp.(a)	207,622
454	Cepheid, Inc.(a)	14,546
1,392	Chindex International, Inc.(a)	14,546
2,064	Codexis, Inc.(a)	6,357
1,266	Conceptus, Inc.(a)	23,522
2,455	Cubist Pharmaceuticals, Inc.(a)	105,712
635	Cyberonics, Inc.(a)	27,496
3,989	Dendreon Corp.(a)	18,988
2,619	Emergent Biosolutions, Inc.(a)	38,264
620	Endologix, Inc.(a)	7,285
1,396	Ensign Group, Inc. (The)	39,158
692	Exact Sciences Corp.(a)	7,093
1,345	ExamWorks Group, Inc.(a)	17,552
216	Genomic Health, Inc.(a)	7,251
312	HealthStream, Inc.(a)	8,717
165	HeartWare International, Inc.(a)	14,733
543	Hi-Tech Pharmacal Co., Inc.(a)	18,658
1,557	HMS Holdings Corp.(a)	53,576
6,833	Human Genome Sciences, Inc.(a)	97,302
891	ICU Medical, Inc.(a)	47,517
1,817	IDEXX Laboratories, Inc.(a)	160,205
712	Immunogen, Inc.(a)	11,492
4,212	Impax Laboratories, Inc.(a)	93,591
348	Insulet Corp.(a)	6,807
1,192	InterMune, Inc.(a)	10,525
970	IPC The Hospitalist Co., Inc.(a)	41,710
572	Ironwood Pharmaceuticals, Inc.(a)	7,362
2,756	Isis Pharmaceuticals, Inc.(a)	33,403

5,176	Lexicon Pharmaceuticals, Inc.(a)	$12,526
1,069	Luminex Corp.(a)	18,312
227	MAKO Surgical Corp.(a)	2,892
3,657	Masimo Corp.(a)	81,917
4,321	MedAssets, Inc.(a)	56,994
2,236	Medicines Co. (The)(a)	55,989
2,943	Medicis Pharmaceutical Corp., Class A	96,884
447	Medidata Solutions, Inc.(a)	15,828
3,371	MEDNAX, Inc.(a)	222,924
2,676	Meridian Bioscience, Inc.	44,716
3,100	Merit Medical Systems, Inc.(a)	41,881
2,678	Metropolitan Health Networks, Inc.(a)	22,576
1,119	Momenta Pharmaceuticals, Inc.(a)	15,912
803	MWI Veterinary Supply, Inc.(a)	73,145
2,921	Myriad Genetics, Inc.(a)	72,587
3,428	Natus Medical, Inc.(a)	42,370
2,068	Nektar Therapeutics(a)	17,619
791	Neogen Corp.(a)	30,430
3,392	NuVasive, Inc.(a)	70,859
836	NxStage Medical, Inc.(a)	12,582
2,464	Omnicell, Inc.(a)	32,155
1,705	Onyx Pharmaceuticals, Inc.(a)	127,824
4,262	Pacific Biosciences of California, Inc.(a)	7,714
2,412	Pain Therapeutics, Inc.(a)	8,876
3,205	Par Pharmaceutical Cos., Inc.(a)	160,122
4,786	PAREXEL International Corp.(a)	131,711
1,389	Quality Systems, Inc.	22,446
522	Questcor Pharmaceuticals, Inc.(a)	19,246
6,937	ResMed, Inc.(a)	218,932
1,735	Rigel Pharmaceuticals, Inc.(a)	18,981
911	Salix Pharmaceuticals Ltd.(a)	40,831
1,406	Santarus, Inc.(a)	10,222
1,420	Sciclone Pharmaceuticals, Inc.(a)	8,165
857	Seattle Genetics, Inc.(a)	22,419
3,228	Sequenom, Inc.(a)	9,071
2,981	Sirona Dental Systems, Inc.(a)	128,869
2,984	Solta Medical, Inc.(a)	9,758
1,378	Spectranetics Corp.(a)	16,260
492	Spectrum Pharmaceuticals, Inc.(a)	6,883
333	Synageva Biopharma Corp.(a)	16,670
1,012	Targacept, Inc.(a)	4,372
2,299	Team Health Holdings, Inc.(a)	61,383
1,343	Techne Corp.	92,774
2,372	Thoratec Corp.(a)	81,383
1,880	United Therapeutics Corp.(a)	102,986
742	Vascular Solutions, Inc.(a)	9,898
4,208	ViroPharma, Inc.(a)	91,356
580	Vivus, Inc.(a)	12,197
1,458	Volcano Corp.(a)	38,564
		4,609,624
	Industrials - 12.8%
18,700	A123 Systems, Inc.(a)	8,228
536	Acacia Research Corp.(a)	15,174
820	Advisory Board Co. (The)(a)	36,892
1,186	Aerovironment, Inc.(a)	27,705
968	Allegiant Travel Co.(a)	68,786
976	Ameresco, Inc., Class A(a)	11,868
472	Argan, Inc.	7,462
492	Astronics Corp.(a)	14,799
1,842	AZZ, Inc.	56,568
1,400	Chart Industries, Inc.(a)	90,804
2,192	Clean Harbors, Inc.(a)	132,704
1,666	Colfax Corp.(a)	48,214
6,561	Copart, Inc.(a)	155,889
836	DXP Enterprises, Inc.(a)	36,951
672	Echo Global Logistics, Inc.(a)	12,123
2,542	EnerNOC, Inc.(a)	16,116
748	Exponent, Inc.(a)	38,664
4,211	Furmanite Corp.(a)	18,865
3,011	Gardner Denver, Inc.	171,567
2,143	Genesee & Wyoming, Inc., Class A(a)	132,995
500	Graham Corp.	8,525
1,407	HEICO Corp.	50,216
2,096	Huron Consulting Group, Inc.(a)	70,593
659	IHS, Inc., Class A(a)	72,668
2,526	II-VI, Inc.(a)	44,053
2,438	InnerWorkings, Inc.(a)	29,232
1,680	KEYW Holding Corp. (The)(a)	18,497
3,116	Kirby Corp.(a)	164,431

642	Lindsay Corp.	45,518
6,587	MasTec, Inc.(a)	105,129
966	Middleby Corp. (The)(a)	94,591
813	Mistras Group, Inc.(a)	18,276
2,731	Nielsen Holdings NV (Netherlands)(a)	77,834
580	PMFG, Inc.(a)	4,640
2,820	Polypore International, Inc.(a)	104,791
935	Portfolio Recovery Associates, Inc.(a)	79,176
1,511	Primoris Services Corp.	18,661
1,750	Raven Industries, Inc.	57,277
1,348	RBC Bearings, Inc.(a)	63,140
1,546	Roadrunner Transportation Systems, Inc.(a)	27,009
2,717	Rollins, Inc.	64,067
1,986	Spirit Airlines, Inc.(a)	42,719
876	Sun Hydraulics Corp.	19,780
1,635	Team, Inc.(a)	50,914
1,954	Titan Machinery, Inc.(a)	55,572
3,059	Towers Watson & Co., Class A	179,349
3,242	Triumph Group, Inc.	202,722
1,446	Valmont Industries, Inc.	179,130
1,987	Wabtec Corp.	157,331
5,685	Waste Connections, Inc.	174,927
3,433	Wesco Aircraft Holdings, Inc.(a)	45,831
2,336	Woodward, Inc.	78,420
		3,507,393
	Information Technology - 22.9%
734	3D Systems Corp.(a)	27,892
1,428	Accelrys, Inc.(a)	11,595
1,349	Acme Packet, Inc.(a)	21,382
1,627	Advent Software, Inc.(a)	37,031
10,874	ANADIGICS, Inc.(a)	13,810
1,656	Ancestry.com, Inc.(a)	55,426
1,807	Ariba, Inc.(a)	80,285
823	Aruba Networks, Inc.(a)	11,670
1,564	Aspen Technology, Inc.(a)	36,566
2,528	AXT, Inc.(a)	8,823
1,248	Bankrate, Inc.(a)	19,906
1,797	Blackbaud, Inc.	48,483
873	Bottomline Technologies, Inc.(a)	16,578
1,692	Calix, Inc.(a)	7,800
1,755	Cardtronics, Inc.(a)	54,423
773	Cavium, Inc.(a)	20,886
628	CEVA, Inc.(a)	9,759
3,743	Ciena Corp.(a)	60,000
2,260	Cirrus Logic, Inc.(a)	83,100

626	CommVault Systems, Inc.(a)	$30,374
969	comScore, Inc.(a)	14,923
992	Concur Technologies, Inc.(a)	67,000
483	Constant Contact, Inc.(a)	8,100
811	CoStar Group, Inc.(a)	66,932
3,717	Cray, Inc.(a)	46,202
7,996	Cree, Inc.(a)	191,504
1,384	Datalink Corp.(a)	10,892
1,892	DealerTrack Holdings, Inc.(a)	55,190
948	Deltek, Inc.(a)	12,343
1,112	Demand Media, Inc.(a)	12,365
2,672	Dice Holdings, Inc.(a)	20,147
3,178	Diodes, Inc.(a)	60,191
2,924	Dolby Laboratories, Inc., Class A(a)	103,071
781	DTS, Inc.(a)	14,550
1,139	Ebix, Inc.	24,705
4,205	Entropic Communications, Inc.(a)	25,230
744	Envestnet, Inc.(a)	9,084
1,018	ExlService Holdings, Inc.(a)	25,094
1,446	FactSet Research Systems, Inc.	134,420
559	FARO Technologies, Inc.(a)	24,054
2,195	FEI Co.	104,723
5,404	Finisar Corp.(a)	67,172
736	FleetCor Technologies, Inc.(a)	27,173
9,896	FLIR Systems, Inc.	202,373
1,043	Fortinet, Inc.(a)	25,042
2,968	Gartner, Inc.(a)	131,750
1,529	Globecomm Systems, Inc.(a)	15,565
11,097	GT Advanced Technologies, Inc.(a)	56,817
11,384	Harmonic, Inc.(a)	48,268
556	Higher One Holdings, Inc.(a)	6,166
1,025	Hittite Microwave Corp.(a)	51,937
1,196	iGATE Corp.(a)	19,016
5,598	Infinera Corp.(a)	30,901
1,009	Informatica Corp.(a)	29,776
636	Inphi Corp.(a)	6,996
1,164	Integrated Silicon Solution, Inc.(a)	11,326
432	Interactive Intelligence Group, Inc.(a)	11,267
1,854	InterDigital, Inc.	50,614
8,313	IntraLinks Holdings, Inc.(a)	36,245
598	IPG Photonics Corp.(a)	30,994
2,216	IXYS Corp.(a)	22,382
2,404	j2 Global, Inc.	71,952
3,671	JDA Software Group, Inc.(a)	108,588
11,867	JDS Uniphase Corp.(a)	116,771
825	Kenexa Corp.(a)	19,643
2,056	KIT Digital, Inc.(a)	6,579
5,194	Kulicke & Soffa Industries, Inc.(a)	57,498
6,990	Lattice Semiconductor Corp.(a)	25,933
4,218	Limelight Networks, Inc.(a)	11,726
439	Liquidity Services, Inc.(a)	20,071
1,159	Littelfuse, Inc.	62,169
814	LivePerson, Inc.(a)	15,222
371	LogMeIn, Inc.(a)	7,030
646	Loral Space & Communications, Inc.	46,480
3,689	LTX-Credence Corp.(a)	21,618
556	Maxwell Technologies, Inc.(a)	3,620
1,078	Measurement Specialties, Inc.(a)	32,103
2,801	MICROS Systems, Inc.(a)	133,720
5,165	Microsemi Corp.(a)	99,994
2,000	Mindspeed Technologies, Inc.(a)	4,720
1,292	MIPS Technologies, Inc.(a)	7,946
1,876	Monolithic Power Systems, Inc.(a)	36,357
2,064	Monotype Imaging Holdings, Inc.(a)	30,300
1,154	Nanometrics, Inc.(a)	17,529
4,557	National Instruments Corp.	117,753
2,486	NETGEAR, Inc.(a)	86,090
1,921	NetScout Systems, Inc.(a)	44,875
3,428	NeuStar, Inc., Class A(a)	121,385
2,694	NIC, Inc.	36,261
182	NVE Corp.(a)	10,068
7,485	Oclaro, Inc.(a)	20,958
772	OCZ Technology Group, Inc.(a)	4,840
250	OpenTable, Inc.(a)	9,090
1,564	Oplink Communications, Inc.(a)	20,739
560	OPNET Technologies, Inc.	14,806
957	OSI Systems, Inc.(a)	61,765
5,536	Parametric Technology Corp.(a)	119,245

362	Pegasystems, Inc.	10,056
19,372	PMC - Sierra, Inc.(a)	103,059
9,706	Polycom, Inc.(a)	84,830
1,102	Power Integrations, Inc.	38,834
408	PROS Holdings, Inc.(a)	5,688
714	QLIK Technologies, Inc.(a)	14,280
3,234	QuinStreet, Inc.(a)	29,332
1,492	Rackspace Hosting, Inc.(a)	65,469
5,979	Rambus, Inc.(a)	25,112
1,056	RealD, Inc.(a)	10,243
572	RealPage, Inc.(a)	12,710
2,255	Riverbed Technology, Inc.(a)	39,778
5,673	Rovi Corp.(a)	75,905
1,727	Rubicon Technology, Inc.(a)	17,356
2,467	Rudolph Technologies, Inc.(a)	24,670
700	Saba Software, Inc.(a)	5,838
5,903	Sapient Corp.	58,794
2,725	Semtech Corp.(a)	65,100
464	ServiceSource International, Inc.(a)	5,234
2,128	ShoreTel, Inc.(a)	9,959
2,929	Silicon Graphics International Corp.(a)	19,478
6,883	Skyworks Solutions, Inc.(a)	199,125
661	SolarWinds, Inc.(a)	35,291
1,878	Solera Holdings, Inc.	73,336
348	Sourcefire, Inc.(a)	17,765
3,341	SS&C Technologies Holdings, Inc.(a)	81,186
316	Stamps.com, Inc.(a)	6,683
652	Stratasys, Inc.(a)	39,955
2,264	Super Micro Computer, Inc.(a)	28,096
1,478	Synaptics, Inc.(a)	38,990
831	Synchronoss Technologies, Inc.(a)	15,889
806	Syntel, Inc.	46,853
1,684	TeleNav, Inc.(a)	9,717
6,532	Tessera Technologies, Inc.	94,387
4,299	TIBCO Software, Inc.(a)	120,759
2,293	TiVo, Inc.(a)	19,926
272	Travelzoo, Inc.(a)	5,878
852	Tyler Technologies, Inc.(a)	33,245
242	Ultimate Software Group, Inc. (The)(a)	21,652
275	Ultratech, Inc.(a)	8,748
1,831	VASCO Data Security International, Inc.(a)	16,937
1,701	VeriFone Systems, Inc.(a)	61,729
1,077	Verint Systems, Inc.(a)	30,059
2,473	ViaSat, Inc.(a)	94,716
1,622	Virtusa Corp.(a)	24,573
884	Vocus, Inc.(a)	15,293

610	Volterra Semiconductor Corp.(a)	$14,018
748	Web.com Group, Inc.(a)	11,594
3,678	WebMD Health Corp.(a)	54,103
1,896	Websense, Inc.(a)	28,459
1,764	Wright Express Corp.(a)	113,566
2,616	XO Group, Inc.(a)	22,524
		6,300,510
	Materials - 5.3%
1,207	Allied Nevada Gold Corp.(a)	31,201
1,134	Balchem Corp.	37,796
7,905	Coeur d’Alene Mines Corp.(a)	128,931
1,072	Flotek Industries, Inc.(a)	10,473
1,072	Futurefuel Corp.	10,431
2,392	General Moly, Inc.(a)	7,128
3,140	Globe Specialty Metals, Inc.	39,344
1,328	Golden Minerals Co.(a)	5,604
24,611	Hecla Mining Co.	110,750
3,172	Intrepid Potash, Inc.(a)	74,034
5,312	Jaguar Mining, Inc. (Canada)(a)	4,485
3,519	KapStone Paper and Packaging Corp.(a)	59,154
628	KMG Chemicals, Inc.	11,229
1,324	LSB Industries, Inc.(a)	42,540
935	Molycorp, Inc.(a)	16,288
673	NewMarket Corp.	154,709
3,646	Rock-Tenn Co., Class A	212,270
1,614	Royal Gold, Inc.	122,148
138	United States Lime & Minerals, Inc.(a)	6,291
2,092	Vista Gold Corp. (Canada)(a)	6,318
4,186	W.R. Grace & Co.(a)	234,583
3,432	Walter Energy, Inc.	117,718
2,678	Zoltek Cos., Inc.(a)	22,335
		1,465,760
	Telecommunication Services - 2.4%
1,777	Cogent Communications Group, Inc.(a)	32,821
5,503	Iridium Communications, Inc.(a)	49,857
11,655	Level 3 Communications, Inc.(a)	224,592
3,644	Neutral Tandem, Inc.(a)	49,777
2,748	ORBCOMM, Inc.(a)	8,546
10,820	tw telecom, inc.(a)	271,907
13,010	Vonage Holdings Corp.(a)	23,288
		660,788
	Utilities - 0.8%
3,020	ITC Holdings Corp.	224,054

	Total Common Stocks and Other Equity Interests (Cost $29,141,133)	27,486,936

	Money Market Fund - 0.4%
108,050	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $108,050)	108,050

	Total Investments (Cost $29,249,183)(c)-100.4%	27,594,986
	Liabilities in excess of other assets-(0.4)%	(104,667)
	Net Assets-100.0%	$27,490,319

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Mortgage Capital, Inc. REIT for the three months ended July 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	April 30, 2012	Cost	Sales	Appreciation	Gain	July 31, 2012	Income
Invesco Mortgage Capital, Inc. REIT	$118,629	$3,821	$(8,084)	$13,924	$28	$128,318	$4,330

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $29,301,573. The net unrealized depreciation was $1,706,587 which consisted of aggregate gross unrealized appreciation of $2,170,919 and aggregate gross unrealized depreciation of $3,877,506.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.2%
5,205	1-800-FLOWERS.COM, Inc., Class A(a)	$18,270
5,609	American Axle & Manufacturing Holdings, Inc.(a)	60,521
6,793	American Greetings Corp., Class A(b)	90,279
5,115	Ameristar Casinos, Inc.	86,290
4,926	ANN, Inc.(a)	133,396
998	Arbitron, Inc.	35,000
435	Arctic Cat, Inc.(a)	19,140
4,371	Asbury Automotive Group, Inc.(a)	114,345
813	Ascent Capital Group, Inc., Class A(a)	40,471
12,263	Barnes & Noble, Inc.(a)(b)	162,730
26,610	Beazer Homes USA, Inc.(a)(b)	61,735
3,451	bebe Stores, Inc.	20,706
12,344	Belo Corp., Class A	84,556
1,229	Benihana, Inc.	19,934
5,196	Big 5 Sporting Goods Corp.	39,178
93	Biglari Holdings, Inc.(a)	34,945
1,081	Blyth, Inc.	37,057
2,902	Bob Evans Farms, Inc.	111,785
14,937	Boyd Gaming Corp.(a)(b)	85,141
10,697	Brown Shoe Co., Inc.	147,191
6,860	Brunswick Corp.	150,851
10,235	Callaway Golf Co.	56,190
15,685	Career Education Corp.(a)	73,876
2,038	Carrols Restaurant Group, Inc.(a)	11,026
6,036	Casual Male Retail Group, Inc.(a)	22,937
2,239	Cato Corp. (The), Class A	62,692
1,726	CEC Entertainment, Inc.	59,478
3,370	Cheesecake Factory, Inc. (The)(a)	112,962
7,689	Chico’s FAS, Inc.	117,796
2,272	Children’s Place Retail Stores, Inc. (The)(a)	115,418
2,978	Clear Channel Outdoor Holdings, Inc., Class A	15,069
10,637	Collective Brands, Inc.(a)	228,908
895	Columbia Sportswear Co.	45,278
1,893	Conn’s, Inc.(a)	33,790
8,481	Cooper Tire & Rubber Co.	148,163
21,368	Corinthian Colleges, Inc.(a)	43,163
1,673	Cracker Barrel Old Country Store, Inc.	104,830
1,131	CSS Industries, Inc.	21,195
2,510	Cumulus Media, Inc., Class A(a)(b)	6,325
9,741	Denny’s Corp.(a)	42,471
1,424	Destination Maternity Corp.	25,475
1,317	Drew Industries, Inc.(a)	35,375
7,112	E.W. Scripps Co. (The), Class A(a)	66,071
5,038	Entercom Communications Corp., Class A(a)(b)	27,407
5,359	Entravision Communications Corp., Class A(a)	6,645
2,372	Ethan Allen Interiors, Inc.	48,934
49,827	Exide Technologies(a)	145,993
5,075	Federal-Mogul Corp.(a)	50,496
2,038	Fiesta Restaurant Group, Inc.	31,365
10,065	Fifth & Pacific Cos., Inc.(a)	111,520
2,821	Finish Line, Inc. (The), Class A	58,902
4,842	Fred’s, Inc., Class A	68,756
2,327	Gaylord Entertainment Co.(a)	85,517
3,428	Group 1 Automotive, Inc.	184,255
3,680	Harman International Industries, Inc.	148,488
7,161	Harte-Hanks, Inc.	45,114
2,217	Haverty Furniture Cos., Inc.	25,008
5,636	hhgregg, Inc.(a)(b)	38,776
4,097	Hot Topic, Inc.	41,626
30,315	Hovnanian Enterprises, Inc., Class A(a)(b)	70,331
2,820	HSN, Inc.	119,455
3,009	Hyatt Hotels Corp., Class A(a)	106,970
4,262	International Speedway Corp., Class A	109,278
3,624	Isle of Capri Casinos, Inc.(a)	21,273
6,472	Jack in the Box, Inc.(a)	174,679
3,961	JAKKS Pacific, Inc.	63,455
422	Johnson Outdoors, Inc., Class A(a)	8,832
5,407	Journal Communications, Inc., Class A(a)	29,955
14,424	KB Home(b)	133,278
835	Kenneth Cole Productions, Inc., Class A(a)	12,558
5,164	Lamar Advertising Co., Class A(a)(b)	156,727
4,273	La-Z-Boy, Inc.(a)	51,105
2,125	LeapFrog Enterprises, Inc.(a)	24,416
2,316	Libbey, Inc.(a)	33,628
4,966	LIN TV Corp., Class A(a)	17,828
4,250	Lincoln Educational Services Corp.	18,530
2,874	Lithia Motors, Inc., Class A	80,070
2,478	M/I Homes, Inc.(a)	41,110
779	Mac-Gray Corp.	10,774
2,495	Marcus Corp.	32,734
4,518	MarineMax, Inc.(a)	33,614
1,981	Matthews International Corp., Class A	57,449
26,029	McClatchy Co. (The), Class A(a)(b)	41,907
4,634	MDC Holdings, Inc.	147,639
3,293	Men’s Wearhouse, Inc. (The)	89,734
3,412	Meredith Corp.(b)	112,733
3,387	Meritage Homes Corp.(a)	118,884
7,962	Modine Manufacturing Co.(a)	53,425
863	Monarch Casino & Resort, Inc.(a)	6,447
2,808	Morgans Hotel Group Co.(a)	13,928
1,057	Movado Group, Inc.	24,776
1,801	Multimedia Games Holding Co., Inc.(a)	25,484
4,698	New York & Co., Inc.(a)	21,376
29,087	New York Times Co. (The), Class A(a)	225,424
4,045	Nutrisystem, Inc.(b)	42,412
7,480	Orbitz Worldwide, Inc.(a)	32,463
789	Oxford Industries, Inc.	34,116
6,977	Penske Automotive Group, Inc.	166,750
5,759	Pep Boys - Manny, Moe & Jack (The)	52,234
2,297	Perry Ellis International, Inc.(a)	43,298
7,340	Pinnacle Entertainment, Inc.(a)	79,639
2,508	Pool Corp.	92,445
20,629	Quiksilver, Inc.(a)	59,618
1,446	Red Robin Gourmet Burgers, Inc.(a)	43,163
13,056	Regal Entertainment Group, Class A(b)	180,434
7,947	Regis Corp.	134,463
9,294	Ruby Tuesday, Inc.(a)	59,575

3,386	Ruth’s Hospitality Group, Inc.(a)	$22,754
6,047	Ryland Group, Inc.	144,402
304	Saga Communications, Inc., Class A(a)	10,306
2,904	Scholastic Corp.	87,498
5,839	Scientific Games Corp., Class A(a)	49,398
1,721	Shoe Carnival, Inc.	38,206
5,080	Sinclair Broadcast Group, Inc., Class A	51,816
1,599	Six Flags Entertainment Corp.	92,118
7,461	Skechers U.S.A., Inc., Class A(a)	148,772
8,321	Sonic Automotive, Inc., Class A(b)	142,456
6,936	Sonic Corp.(a)	68,666
4,898	Spartan Motors, Inc.	24,980
1,546	Speedway Motorsports, Inc.	24,597
5,074	Stage Stores, Inc.	96,102
1,591	Standard Motor Products, Inc.	22,369
5,839	Standard Pacific Corp.(a)	33,107
6,495	Stein Mart, Inc.(a)	51,635
519	Steinway Musical Instruments, Inc.(a)	12,788
8,276	Stewart Enterprises, Inc., Class A	56,525
3,066	Stoneridge, Inc.(a)	19,684
2,687	Superior Industries International, Inc.	45,921
1,324	Systemax, Inc.(a)	16,510
4,212	Thor Industries, Inc.	121,011
1,479	Tower International, Inc.(a)	12,705
8,445	TravelCenters of America LLC(a)	41,634
3,068	Unifi, Inc.(a)	33,993
1,740	Universal Technical Institute, Inc.	19,993
2,476	Vail Resorts, Inc.	122,909
2,430	VOXX International Corp.(a)	18,201
2,131	West Marine, Inc.(a)	21,800
416	Weyco Group, Inc.	9,901
3,530	Winnebago Industries, Inc.(a)	35,759
4,585	World Wrestling Entertainment, Inc., Class A	35,534
		9,165,277
	Consumer Staples - 3.3%
269	Alico, Inc.	7,863
13,207	Alliance One International, Inc.(a)	43,055
57	Arden Group, Inc., Class A	4,949
9,026	Central Garden & Pet Co., Class A(a)	103,077
13,899	Chiquita Brands International, Inc.(a)	71,997
555	Coca-Cola Bottling Co. Consolidated	37,279
11,824	Dole Food Co., Inc.(a)(b)	139,168
1,573	Elizabeth Arden, Inc.(a)	61,363
5,209	Fresh Del Monte Produce, Inc.	127,620
4,321	Harris Teeter Supermarkets, Inc.	178,630
2,649	Ingles Markets, Inc., Class A	43,338
1,040	Lancaster Colony Corp.	72,061
2,566	Nash Finch Co.	49,164
979	National Beverage Corp.(a)	14,195
580	Nature’s Sunshine Products, Inc.	8,967
334	Oil-Dri Corp. of America	7,325
2,111	Omega Protein Corp.(a)	17,585
9,155	Pilgrim’s Pride Corp.(a)	42,571
2,787	Prestige Brands Holdings, Inc.(a)	45,735
1,276	Schiff Nutrition International, Inc.(a)	22,304
1,653	Seneca Foods Corp., Class A(a)	40,796
4,545	Spartan Stores, Inc.	78,174
1,039	Tootsie Roll Industries, Inc.(b)	25,435
3,816	Universal Corp.	173,781
680	Village Super Market, Inc., Class A	24,079
1,312	Weis Markets, Inc.	57,111
		1,497,622
	Energy - 4.3%
357	Adams Resources & Energy, Inc.	14,837
3,701	Alon USA Energy, Inc.	40,415
3,938	Basic Energy Services, Inc.(a)	42,609
22,404	Cal Dive International, Inc.(a)(b)	36,294
2,742	Callon Petroleum Co.(a)	13,628
6,461	Comstock Resources, Inc.(a)	104,539
7,398	Crosstex Energy, Inc.	99,799
706	Dawson Geophysical Co.(a)	16,266
1,564	Delek US Holdings, Inc.	30,873
256	Enduro Royalty Trust	4,682
863	Gulf Island Fabrication, Inc.	24,000
17,790	Hercules Offshore, Inc.(a)	63,866
8,040	James River Coal Co.(a)(b)	18,412
7,316	Newpark Resources, Inc.(a)	49,968
18,109	Overseas Shipholding Group, Inc.(b)	103,583
14,812	Parker Drilling Co.(a)	68,580
1,883	PDC Energy, Inc.(a)	49,335
21,792	Penn Virginia Corp.	146,006
5,540	PetroQuest Energy, Inc.(a)	30,525
1,079	PHI, Inc.(a)	28,788
454	REX American Resources Corp.(a)	8,013
4,769	SemGroup Corp., Class A(a)	160,763
3,357	Stone Energy Corp.(a)	88,155
3,724	Swift Energy Co.(a)	69,602
2,811	Targa Resources Corp.	123,825
10,446	TETRA Technologies, Inc.(a)	72,391
4,098	Union Drilling, Inc.(a)	14,671
111,753	USEC, Inc.(a)(b)	107,283
2,485	W&T Offshore, Inc.	45,948
7,884	Western Refining, Inc.	185,510
16,313	Willbros Group, Inc.(a)	111,744
		1,974,910
	Financials - 26.2%
1,261	1st Source Corp.	28,019
786	Agree Realty Corp. REIT	18,495
3,361	Alexander & Baldwin, Inc.(a)	107,686
7,675	American Equity Investment Life Holding Co.	89,567
316	American National Bankshares, Inc.	7,148
1,288	American Safety Insurance Holdings Ltd. (Bermuda)(a)	22,991
1,735	Ameris Bancorp(a)	20,716
623	Ames National Corp.	13,482
17,821	Anworth Mortgage Asset Corp. REIT	118,331
1,262	Apollo Commercial Real Estate Finance, Inc. REIT	21,075
945	Arrow Financial Corp.	22,982
3,828	Artio Global Investors, Inc.	12,364
11,376	Ashford Hospitality Trust, Inc. REIT	86,799
17,734	Astoria Financial Corp.	167,054
686	Baldwin & Lyons, Inc., Class B	15,936
466	BancFirst Corp.	18,929
12,947	BancorpSouth, Inc.	187,602
5,063	Bank Mutual Corp.	21,568
4,067	Bank of Hawaii Corp.	189,970
1,719	Banner Corp.	39,073
5,133	Boston Private Financial Holdings, Inc.	48,302
501	Bridge Bancorp, Inc.	10,045
7,018	Brookline Bancorp, Inc.	59,021

3,985	Calamos Asset Management, Inc., Class A	$42,121
651	Camden National Corp.	23,482
1,434	Capital City Bank Group, Inc.	10,511
8,833	Capitol Federal Financial, Inc.	103,523
8,822	CapLease, Inc. REIT	40,140
5,805	Cathay General Bancorp	93,983
8,751	Cedar Realty Trust, Inc. REIT	45,068
710	Center Bancorp, Inc.	7,846
2,818	Central Pacific Financial Corp.(a)	37,761
195	Century Bancorp, Inc., Class A	5,866
3,048	Chemical Financial Corp.	68,367
1,015	Chesapeake Lodging Trust REIT	17,225
894	Citizens & Northern Corp.	16,530
7,292	Citizens Republic Bancorp, Inc.(a)	131,256
1,415	City Holding Co.	46,766
2,917	CNA Financial Corp.	76,163
3,221	CoBiz Financial, Inc.	21,581
8,242	Colonial Properties Trust REIT	186,681
2,460	Community Bank System, Inc.	67,675
1,241	Community Trust Bancorp, Inc.	42,120
200	Consolidated-Tomoka Land Co.	5,628
11,407	Cousins Properties, Inc. REIT	86,579
7,628	Cowen Group, Inc., Class A(a)	19,070
3,851	Crawford & Co., Class B	15,558
6,319	CVB Financial Corp.	74,564
24,503	DCT Industrial Trust, Inc. REIT	153,389
2,631	Dime Community Bancshares	38,150
870	Donegal Group, Inc., Class A	11,658
2,314	Edelman Financial Group, Inc.	20,062
444	EMC Insurance Group, Inc.	8,978
3,549	Employers Holdings, Inc.	63,456
362	Enterprise Bancorp, Inc.	6,013
3,661	Equity One, Inc. REIT	79,407
867	ESB Financial Corp.	12,216
11,086	F.N.B. Corp.	120,616
1,604	FBL Financial Group, Inc., Class A	49,644
835	Federal Agricultural Mortgage Corp., Class C	20,992
19,896	FelCor Lodging Trust, Inc. REIT(a)	96,297
1,070	Financial Institutions, Inc.	18,404
1,906	First Bancorp	16,239
623	First Bancorp, Inc.	10,466
7,716	First Busey Corp.	35,957
402	First Citizens BancShares, Inc., Class A	66,045
12,780	First Commonwealth Financial Corp.	89,588
1,939	First Community Bancshares, Inc.	28,096
956	First Defiance Financial Corp.	15,535
888	First Financial Corp.	26,329
2,674	First Financial Holdings, Inc.	31,553
6,498	First Industrial Realty Trust, Inc. REIT(a)	82,785
1,957	First Interstate BancSystem, Inc.	28,200
3,213	First Merchants Corp.	45,721
8,894	First Midwest Bancorp, Inc.	100,502
11,835	FirstMerit Corp.	191,727
2,923	Flushing Financial Corp.	41,244
7,360	Forest City Enterprises, Inc., Class A(a)	103,850
2,409	Forestar Group, Inc.(a)	27,414
7,233	Franklin Street Properties Corp. REIT	75,006
2,125	FXCM, Inc., Class A	22,313
290	GAMCO Investors, Inc., Class A	12,960
774	German American Bancorp, Inc.	15,751
2,221	Getty Realty Corp. REIT	41,266
12,140	GFI Group, Inc.	38,605
6,314	Glacier Bancorp, Inc.	95,783
11,724	Gleacher & Co., Inc.(a)	8,207
7,113	Glimcher Realty Trust REIT	71,272
1,091	Great Southern Bancorp, Inc.	33,439
3,413	Hanmi Financial Corp.(a)	37,372
5,649	Healthcare Realty Trust, Inc. REIT	138,739
1,005	Heartland Financial USA, Inc.	26,261
5,622	Highwoods Properties, Inc. REIT	190,417
1,095	Home Federal Bancorp, Inc.	10,862
5,009	Horace Mann Educators Corp.	87,357
1,101	Howard Hughes Corp. (The)(a)	67,855
1,804	Hudson Valley Holding Corp.	30,415
1,356	Infinity Property & Casualty Corp.	78,390
8,505	Inland Real Estate Corp. REIT	67,870
10,875	Interactive Brokers Group, Inc., Class A	150,619
5,929	International Bancshares Corp.	108,679
8,821	Investment Technology Group, Inc.(a)	73,038
9,439	Investors Real Estate Trust REIT	77,022
8,225	Janus Capital Group, Inc.	59,467
702	Kansas City Life Insurance Co.	24,380
8,578	Kite Realty Group Trust REIT	43,147
11,126	Knight Capital Group, Inc., Class A(a)	114,932
2,298	Lakeland Bancorp, Inc.	21,647
15,125	Lexington Realty Trust REIT(b)	135,217
2,161	MainSource Financial Group, Inc.	25,240
737	Marlin Business Services Corp.	11,320
4,696	MB Financial, Inc.	94,812
15,243	MBIA, Inc.(a)	145,571
351	Merchants Bancshares, Inc.	9,280
3,273	Mercury General Corp.	118,548
1,599	Metro Bancorp, Inc.(a)	19,988
30,277	MGIC Investment Corp.(a)	72,968
2,682	Mission West Properties, Inc. REIT	23,628
479	National Bankshares, Inc.	14,571
4,954	National Financial Partners Corp.(a)	73,567
300	National Western Life Insurance Co., Class A	42,477
1,537	Navigators Group, Inc. (The)(a)	74,437
3,306	NBT Bancorp, Inc.	69,459
2,746	Nelnet, Inc., Class A	64,558
15,210	Newcastle Investment Corp. REIT	113,315
1,335	OceanFirst Financial Corp.	18,169
9,188	Old National Bancorp	112,461
968	One Liberty Properties, Inc. REIT	18,286
4,060	OneBeacon Insurance Group Ltd., Class A	51,521
1,758	Oppenheimer Holdings, Inc., Class A	24,454
385	Pacific Capital Bancorp(a)	17,564
1,638	Pacific Continental Corp.	15,119
2,618	PacWest Bancorp	59,978
1,621	Park National Corp.(b)	109,807
4,803	Parkway Properties, Inc. REIT	53,457
318	Penns Woods Bancorp, Inc.	12,386
8,034	Pennsylvania REIT	115,368
1,468	PennyMac Mortgage Investment Trust REIT	30,931
980	Peoples Bancorp, Inc.	21,423
22,326	Phoenix Cos., Inc. (The)(a)	36,391
2,500	Piper Jaffray Companies, Inc.(a)	53,275
2,488	Post Properties, Inc. REIT	128,505
2,651	Presidential Life Corp.	36,822
6,349	Primerica, Inc.	173,772
5,304	Provident Financial Services, Inc.	80,780

3,781	Provident New York Bancorp	$31,231
1,023	PS Business Parks, Inc. REIT	69,165
15,379	Radian Group, Inc.(b)	43,061
21,668	RAIT Financial Trust REIT(b)	100,540
4,647	Ramco-Gershenson Properties Trust REIT	59,203
15,771	Redwood Trust, Inc. REIT	203,288
2,859	Renasant Corp.	50,604
1,720	Retail Opportunity Investments Corp. REIT	20,967
1,422	RLI Corp.	91,591
2,857	S&T Bancorp, Inc.	47,141
1,003	S.Y. Bancorp, Inc.	23,440
1,517	Safety Insurance Group, Inc.	64,290
2,130	Sandy Spring Bancorp, Inc.	37,935
3,497	Seabright Holdings, Inc.	29,480
7,682	Seacoast Banking Corp. of Florida(a)	10,755
7,601	Selective Insurance Group, Inc.	131,193
1,356	Simmons First National Corp., Class A	31,649
2,995	Southwest Bancorp, Inc.(a)	27,554
2,565	St. Joe Co. (The)(a)(b)	43,425
4,458	Starwood Property Trust, Inc. REIT	99,235
1,922	State Auto Financial Corp.	24,928
2,388	State Bank Financial Corp.(a)	37,993
2,658	StellarOne Corp.	35,591
2,937	Sterling Bancorp	28,166
2,668	Sterling Financial Corp.(a)	53,520
4,834	Stewart Information Services Corp.	82,516
9,087	Strategic Hotels & Resorts, Inc. REIT(a)	55,067
2,180	Summit Hotel Properties, Inc. REIT	18,094
13,343	Sunstone Hotel Investors, Inc. REIT(a)	133,563
18,251	Susquehanna Bancshares, Inc.	194,556
8,911	SWS Group, Inc.(a)	51,060
14,069	Symetra Financial Corp.	163,622
488	Taylor Capital Group, Inc.(a)	8,516
580	Terreno Realty Corp. REIT	8,648
610	Tompkins Financial Corp.	23,949
1,334	TriCo Bancshares	20,343
10,824	TrustCo Bank Corp. NY	59,640
5,774	Trustmark Corp.	139,615
2,203	UMB Financial Corp.	105,876
1,123	UMH Properties, Inc. REIT	12,555
2,129	Union First Market Bankshares Corp.	32,510
3,479	United Bankshares, Inc.(b)	81,061
2,755	United Community Banks, Inc.(a)	18,762
2,726	United Fire Group, Inc.	53,430
423	Universal Health Realty Income Trust REIT	18,417
1,829	Univest Corp. of Pennsylvania	29,099
1,529	Urstadt Biddle Properties, Inc., Class A REIT	29,036
13,379	Valley National Bancorp	124,425
10,791	Washington Federal, Inc.	171,901
860	Washington Trust Bancorp, Inc.	21,345
6,482	Webster Financial Corp.	133,011
3,232	WesBanco, Inc.	66,935
1,430	West Bancorporation, Inc.	14,500
1,020	West Coast Bancorp(a)	20,288
1,856	Westamerica Bancorp.	85,376
2,733	Westfield Financial, Inc.	20,388
501	Whitestone REIT	6,839
4,873	Wilshire Bancorp, Inc.(a)	30,895
2,777	Wintrust Financial Corp.	101,944
684	WSFS Financial Corp.	28,338
		11,918,313
	Health Care - 5.3%
8,054	Affymetrix, Inc.(a)(b)	33,746
8,886	Amedisys, Inc.(a)	108,320
7,709	AMN Healthcare Services, Inc.(a)	45,021
3,379	AmSurg Corp.(a)	99,816
9,475	Brookdale Senior Living, Inc.(a)	155,958
13,270	Cambrex Corp.(a)	122,482
2,121	Capital Senior Living Corp.(a)	23,840
3,432	Charles River Laboratories International, Inc.(a)	116,791
2,336	CONMED Corp.	64,100
7,528	Cross Country Healthcare, Inc.(a)	34,328
3,030	Enzon Pharmaceuticals, Inc.(a)	20,089
13,430	Five Star Quality Care, Inc.(a)	47,945
13,334	Gentiva Health Services, Inc.(a)	88,804
8,922	Healthways, Inc.(a)	100,016
4,577	Hill-Rom Holdings, Inc.	119,689
4,836	Invacare Corp.	68,139
5,461	Lincare Holdings, Inc.(b)	226,085
3,545	Magellan Health Services, Inc.(a)	170,869
757	National Healthcare Corp.	33,058
1,152	Palomar Medical Technologies, Inc.(a)	9,227
6,920	PerkinElmer, Inc.	176,806
6,858	PharMerica Corp.(a)	70,569
5,374	Select Medical Holdings Corp.(a)	57,233
4,112	Skilled Healthcare Group, Inc., Class A(a)	22,328
4,201	STERIS Corp.	126,576
10,898	Sunrise Senior Living, Inc.(a)(b)	72,799
1,066	SurModics, Inc.(a)	16,992
5,281	Symmetry Medical, Inc.(a)	40,928
9,177	Universal American Corp.(a)	82,226
5,982	Vanguard Health Systems, Inc.(a)	50,847
352	Young Innovations, Inc.	12,704
		2,418,331
	Industrials - 19.3%
2,385	A.O. Smith Corp.	117,867
5,257	ABM Industries, Inc.	97,780
6,725	Acco Brands Corp.(a)	56,961
5,759	Accuride Corp.(a)	29,889
2,104	Aceto Corp.	18,473
2,100	Acuity Brands, Inc.	121,674
2,202	Air Lease Corp.(a)(b)	43,335
11,355	Air Transport Services Group, Inc.(a)	54,845
649	Alamo Group, Inc.	18,581
2,778	Albany International Corp., Class A	49,726
858	AMERCO	80,137
5,281	American Reprographics Co.(a)	23,078
1,150	American Woodmark Corp.(a)	19,171
1,290	Ampco-Pittsburgh Corp.	20,266
3,701	Apogee Enterprises, Inc.	59,919
2,495	Applied Industrial Technologies, Inc.	92,714
4,400	Arkansas Best Corp.	60,236
3,546	Armstrong World Industries, Inc.	137,053
1,447	Astec Industries, Inc.(a)	42,252
2,943	Atlas Air Worldwide Holdings, Inc.(a)	133,494
3,486	Barnes Group, Inc.	83,176
501	Barrett Business Services, Inc.	13,086
2,595	Belden, Inc.	83,377
3,685	Brady Corp., Class A	97,763
8,009	Briggs & Stratton Corp.	139,677
6,091	Brink’s Co. (The)	141,311
4,448	Builders FirstSource, Inc.(a)	16,013

3,862	Carlisle Cos., Inc.	$194,992
605	Cascade Corp.	28,502
4,492	Casella Waste Systems, Inc., Class A(a)	22,685
5,483	CBIZ, Inc.(a)	29,005
1,688	CDI Corp.	27,278
2,036	Celadon Group, Inc.	30,397
11,145	Cenveo, Inc.(a)(b)	21,064
2,649	Ceradyne, Inc.	58,278
1,289	CIRCOR International, Inc.	39,688
1,471	Coleman Cable, Inc.	12,754
2,136	Columbus McKinnon Corp.(a)	31,421
5,270	Comfort Systems USA, Inc.	51,593
2,051	Commercial Vehicle Group, Inc.(a)	15,813
1,335	Consolidated Graphics, Inc.(a)	31,653
1,745	Corporate Executive Board Co. (The)	80,497
2,042	Courier Corp.	22,707
10,229	Covanta Holding Corp.	175,734
1,226	CRA International, Inc.(a)	18,991
3,215	Crane Co.	125,385
6,222	Deluxe Corp.	176,207
1,762	Ducommun, Inc.(a)	17,373
3,326	Dycom Industries, Inc.(a)	57,939
1,423	Encore Wire Corp.	38,990
17,964	EnergySolutions, Inc.(a)	29,820
3,395	Ennis, Inc.	48,684
1,858	EnPro Industries, Inc.(a)	64,045
11,026	Federal Signal Corp.(a)	62,517
3,081	Flow International Corp.(a)	9,859
1,132	Franklin Covey Co.(a)	11,784
1,273	FreightCar America, Inc.	25,893
1,791	G&K Services, Inc., Class A	56,434
4,444	GATX Corp.	186,959
12,500	Genco Shipping & Trading Ltd.(a)(b)	27,000
1,550	Generac Holdings, Inc.	35,371
3,719	Gibraltar Industries, Inc.(a)	35,405
2,036	Graco, Inc.	93,412
4,206	Granite Construction, Inc.	108,935
2,171	Greenbrier Cos., Inc.(a)	35,387
7,092	Griffon Corp.	62,339
3,005	H&E Equipment Services, Inc.(a)	42,431
4,429	Heartland Express, Inc.	61,563
1,660	Heidrick & Struggles International, Inc.	22,211
4,036	Herman Miller, Inc.	73,859
5,092	HNI Corp.	135,294
4,126	Hudson Global, Inc.(a)	18,773
594	Hurco Cos., Inc.(a)	12,118
2,074	Insperity, Inc.	54,422
1,640	Insteel Industries, Inc.	16,334
3,988	Interface, Inc.	52,881
3,739	Interline Brands, Inc.(a)	94,896
854	International Shipholding Corp.	15,782
2,737	John Bean Technologies Corp.	40,097
1,181	Kadant, Inc.(a)	24,459
1,970	Kaman Corp.	64,183
8,243	Kelly Services, Inc., Class A	97,762
3,972	Kennametal, Inc.	146,567
2,889	Kforce, Inc.(a)	33,426
3,424	Kimball International, Inc., Class B	32,014
3,881	Knoll, Inc.	53,131
4,288	Korn/Ferry International(a)	56,430
2,835	Kratos Defense & Security Solutions, Inc.(a)	16,018
1,787	Landstar System, Inc.	88,296
3,007	Layne Christensen Co.(a)	63,448
3,773	Lennox International, Inc.	164,767
2,724	LSI Industries, Inc.	17,570
2,236	Lydall, Inc.(a)	28,531
3,291	Macquarie Infrastructure Co. LLC	116,962
11,970	Manitowoc Co., Inc. (The)	143,640
1,621	Marten Transport Ltd.	29,097
3,361	Matson, Inc.	82,546
1,673	McGrath RentCorp	44,519
24,593	Meritor, Inc.(a)	115,095
1,081	Met-Pro Corp.	9,783
1,229	Michael Baker Corp.(a)	30,995
963	Miller Industries, Inc.	15,812
2,076	Mine Safety Appliances Co.	71,248
2,704	Mueller Industries, Inc.	115,272
25,768	Mueller Water Products, Inc., Class A	91,219
1,953	MYR Group, Inc.(a)	31,873
774	NACCO Industries, Inc., Class A	77,516
4,837	Navigant Consulting, Inc.(a)	56,254
4,986	NCI Building Systems, Inc.(a)	53,649
348	NL Industries, Inc.	4,106
1,328	Northwest Pipe Co.(a)	32,337
3,721	Orion Marine Group, Inc.(a)	26,903
11,868	Pacer International, Inc.(a)	49,846
1,530	Park-Ohio Holdings Corp.(a)	26,270
283	Patriot Transportation Holding, Inc.(a)	6,577
2,479	Pike Electric Corp.(a)	21,245
190	Preformed Line Products Co.	10,285
7,844	Quad Graphics, Inc.(b)	120,719
2,387	Quality Distribution, Inc.(a)	24,109
3,485	Quanex Building Products Corp.	58,897
15,702	Republic Airways Holdings, Inc.(a)	71,444
4,164	Resources Connection, Inc.	47,012
3,916	Rush Enterprises, Inc., Class A(a)	63,243
2,729	Saia, Inc.(a)	61,675
1,473	Schawk, Inc.	16,763
27	Seaboard Corp.(a)	59,400
870	SeaCube Container Leasing Ltd. (Bermuda)	15,277
2,263	Simpson Manufacturing Co., Inc.	54,855
1,275	Standex International Corp.	54,545
15,818	Steelcase, Inc., Class A	135,560
3,072	Sterling Construction Co., Inc.(a)	30,505
6,976	Swift Transportation Co.(a)	57,901
1,376	TAL International Group, Inc.	46,990
983	Tennant Co.	40,962
2,162	TMS International Corp., Class A(a)	21,144
2,952	Toro Co. (The)	110,995
2,057	Trimas Corp.(a)	44,719
4,039	TrueBlue, Inc.(a)	61,474
11,536	Tutor Perini Corp.(a)	131,049
526	Twin Disc, Inc.	10,299
2,449	Universal Forest Products, Inc.	78,197
668	Universal Truckload Services, Inc.	9,947
1,132	US Ecology, Inc.	22,074
13,967	USG Corp.(a)(b)	226,824
2,556	Viad Corp.	44,296
2,809	Wabash National Corp.(a)	19,045
1,959	Watts Water Technologies, Inc., Class A	65,901
4,820	Werner Enterprises, Inc.	111,246
		8,762,023
	Information Technology - 8.9%
7,140	Acxiom Corp.(a)	119,738

2,004	Agilysys, Inc.(a)	$17,415
1,403	American Software, Inc., Class A	11,308
18,926	Amkor Technology, Inc.(a)(b)	100,876
3,181	Applied Micro Circuits Corp.(a)	18,195
4,808	Avid Technology, Inc.(a)	44,282
3,882	AVX Corp.	37,811
11,940	Axcelis Technologies, Inc.(a)	10,149
985	Bel Fuse, Inc., Class B	17,759
9,740	Benchmark Electronics, Inc.(a)	153,502
2,695	Black Box Corp.	71,795
1,598	Blucora, Inc.(a)	24,369
7,291	Broadridge Financial Solutions, Inc.	154,350
2,902	CACI International, Inc., Class A(a)	163,818
6,403	Checkpoint Systems, Inc.(a)	49,239
13,453	CIBER, Inc.(a)	50,449
1,995	Cohu, Inc.	17,157
13,169	Compuware Corp.(a)	121,286
14,307	Convergys Corp.	210,885
3,014	CSG Systems International, Inc.(a)	53,137
3,726	CTS Corp.	33,161
3,206	Daktronics, Inc.	24,782
2,190	Digi International, Inc.(a)	20,038
3,537	Digital River, Inc.(a)	62,923
2,140	DST Systems, Inc.	115,346
13,581	EarthLink, Inc.	93,030
1,434	Electro Rent Corp.	24,034
3,245	Electronics for Imaging, Inc.(a)	47,442
6,041	Emulex Corp.(a)	39,085
664	ePlus, Inc.(a)	22,563
4,426	Extreme Networks, Inc.(a)	14,163
1,566	Fair Isaac Corp.	67,792
11,479	Fairchild Semiconductor International, Inc.(a)	159,099
5,883	FormFactor, Inc.(a)	36,004
3,625	Freescale Semiconductor Ltd. (Bermuda)(a)(b)	38,679
5,108	Global Cash Access Holdings, Inc.(a)	32,998
2,153	Hackett Group, Inc. (The)(a)	10,141
8,422	Imation Corp.(a)	46,910
8,315	Insight Enterprises, Inc.(a)	139,359
10,667	Integrated Device Technology, Inc.(a)	53,762
7,121	Intermec, Inc.(a)	42,868
5,055	International Rectifier Corp.(a)	86,137
12,084	Intersil Corp., Class A	111,294
6,561	Kemet Corp.(a)	31,690
7,737	Lender Processing Services, Inc.	190,872
6,639	Lionbridge Technologies, Inc.(a)	20,448
1,675	Marchex, Inc., Class B	5,812
1,211	Mercury Computer Systems, Inc.(a)	14,132
3,874	Methode Electronics, Inc.	34,091
9,223	ModusLink Global Solutions, Inc.(a)	31,543
14,608	Monster Worldwide, Inc.(a)	105,908
671	MTS Systems Corp.	29,168
1,485	Park Electrochemical Corp.	40,110
3,301	PC Connection, Inc.	39,249
8,717	Photronics, Inc.(a)	50,994
1,819	Plantronics, Inc.	59,700
385	QAD, Inc., Class B	5,140
16,857	Quantum Corp.(a)	24,948
2,195	RadiSys Corp.(a)	7,485
1,350	Richardson Electronics Ltd.	16,538
1,961	Rofin-Sinar Technologies, Inc.(a)	35,553
989	Rogers Corp.(a)	35,456
3,918	Silicon Image, Inc.(a)	15,359
6,781	Spansion, Inc., Class A(a)	69,505
737	Supertex, Inc.(a)	12,522
3,595	Symmetricom, Inc.(a)	21,534
5,108	Take-Two Interactive Software, Inc.(a)	44,848
2,510	TeleTech Holdings, Inc.(a)	41,315
35,006	Tellabs, Inc.	115,170
2,092	TNS, Inc.(a)	35,418
20,253	United Online, Inc.	85,873
10,883	Unwired Planet, Inc.(a)	21,331
320	Viasystems Group, Inc.(a)	4,928
1,336	Vishay Precision Group, Inc.(a)	18,170
5,090	Westell Technologies, Inc., Class A(a)	11,147
		4,045,087
	Materials - 6.0%
3,353	A. Schulman, Inc.	73,297
4,790	A.M. Castle & Co.(a)	34,919
787	AEP Industries, Inc.(a)	36,973
11,021	Boise, Inc.	81,555
2,383	Carpenter Technology Corp.	114,050
10,031	Century Aluminum Co.(a)	61,289
11,971	Chemtura Corp.(a)	161,848
2,262	Eagle Materials, Inc.	78,605
19,817	Ferro Corp.(a)	60,838
3,556	Georgia Gulf Corp.	116,566
2,552	Greif, Inc., Class A	110,400
3,046	H.B. Fuller Co.	89,004
20,543	Headwaters, Inc.(a)	128,394
1,288	Innospec, Inc.(a)	40,083
2,624	Landec Corp.(a)	20,966
13,832	Louisiana-Pacific Corp.(a)	142,746
5,684	Metals USA Holdings Corp.(a)	92,479
1,248	Minerals Technologies, Inc.	79,797
2,995	Myers Industries, Inc.	49,238
1,322	Neenah Paper, Inc.	35,509
2,334	Noranda Aluminum Holding Corp.	14,541
7,296	Olin Corp.	147,671
1,422	Olympic Steel, Inc.	22,254
5,236	OM Group, Inc.(a)	82,205
7,263	Omnova Solutions, Inc.(a)	52,875
5,288	P.H. Glatfelter Co.	84,132
9,172	PolyOne Corp.	135,104
3,025	RTI International Metals, Inc.(a)	67,911
2,410	Schnitzer Steel Industries, Inc., Class A	69,191
3,465	Sensient Technologies Corp.	122,834
4,797	Spartech Corp.(a)	24,417
1,479	Texas Industries, Inc.(b)	61,778
2,157	Tredegar Corp.	31,945
6,158	Wausau Paper Corp.	52,281
6,556	Worthington Industries, Inc.	142,265
		2,719,960
	Telecommunication Services - 1.0%
5,421	Consolidated Communications Holdings, Inc.(b)	85,977
3,802	General Communication, Inc., Class A(a)	35,891
1,633	HickoryTech Corp.	17,424
5,228	IDT Corp., Class B	52,907
1,058	Otelco, Inc.	7,586
4,890	Premiere Global Services, Inc.	44,792
900	Primus Telecommunications Group, Inc.(a)	14,247
2,450	Shenandoah Telecommunications Co.	38,588
1,798	United States Cellular Corp.(a)	73,934

5,729	USA Mobility, Inc.	$63,821
		435,167
	Utilities - 5.5%
3,237	ALLETE, Inc.	134,206
1,445	American States Water Co.	58,739
6,243	Avista Corp.	172,806
4,284	Black Hills Corp.	136,445
3,427	California Water Service Group	63,297
1,438	CH Energy Group, Inc.	93,513
3,462	El Paso Electric Co.	117,189
5,012	Empire District Electric Co. (The)	107,758
4,421	IDACORP, Inc.	186,566
2,282	Laclede Group, Inc. (The)	95,342
1,862	MGE Energy, Inc.	89,264
1,197	Middlesex Water Co.	22,384
3,922	New Jersey Resources Corp.	180,020
2,660	Northwest Natural Gas Co.	129,515
3,992	NorthWestern Corp.	147,425
5,086	Otter Tail Corp.	119,369
1,294	SJW Corp.	30,189
1,965	South Jersey Industries, Inc.	103,870
4,358	Southwest Gas Corp.	194,628
3,848	UIL Holdings Corp.	142,530
4,133	UNS Energy Corp.	168,213
		2,493,268
	Total Common Stocks and Other Equity Interests (Cost $47,251,467)	45,429,958

	Money Market Fund - 0.2%
114,814	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $114,814)	114,814

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $47,366,281)-100.2%	45,544,772

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.5%
2,493,433	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,497,433)(c)(d)	2,497,433

	Total Investments (Cost $49,863,714)(e)-105.7%	48,042,205
	Liabilities in excess of other assets-(5.7)%	(2,607,562)
	Net Assets-100.0%	$45,434,643

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $49,919,551. The net unrealized depreciation was $1,877,346 which consisted of aggregate gross unrealized appreciation of $3,729,391 and aggregate gross unrealized depreciation of $5,606,737.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio (PZI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.3%
1,996	America’s Car-Mart, Inc.(a)	$91,576
2,121	Arctic Cat, Inc.(a)	93,324
3,274	Asbury Automotive Group, Inc.(a)	85,648
1,499	Ascent Capital Group, Inc., Class A(a)	74,620
13,213	bebe Stores, Inc.	79,278
8,207	Black Diamond, Inc.(a)	80,757
2,244	Blyth, Inc.	76,924
10,772	Boyd Gaming Corp.(a)	61,400
6,008	Brown Shoe Co., Inc.	82,670
13,123	Callaway Golf Co.	72,045
6,008	Caribou Coffee Co., Inc.(a)	68,311
2,546	Cato Corp. (The), Class A	71,288
16,934	China XD Plastics Co. Ltd.(a)(b)	75,356
5,023	Citi Trends, Inc.(a)	75,496
5,240	Conn’s, Inc.(a)	93,534
1,611	Core-Mark Holding Co., Inc.	77,795
26,837	Corinthian Colleges, Inc.(a)	54,211
3,774	CSS Industries, Inc.	70,725
8,071	E.W. Scripps Co. (The), Class A(a)	74,980
5,072	Fred’s, Inc., Class A	72,022
8,486	Harte-Hanks, Inc.	53,462
6,578	Hooker Furniture Corp.	77,555
8,004	Hot Topic, Inc.	81,321
8,113	Jones Group, Inc. (The)	85,754
6,311	La-Z-Boy, Inc.(a)	75,480
7,559	LeapFrog Enterprises, Inc.(a)	86,853
3,228	Lennar Corp., Class B	73,276
6,220	Lifetime Brands, Inc.	80,114
3,365	Lithia Motors, Inc., Class A	93,749
47,875	LJ International, Inc. (British Virgin Islands)(a)(b)	76,121
11,576	Luby’s, Inc.(a)	76,749
4,478	M/I Homes, Inc.(a)	74,290
5,636	Marcus Corp.	73,944
8,155	MarineMax, Inc.(a)	60,673
3,100	Movado Group, Inc.	72,664
5,540	Multimedia Games Holding Co., Inc.(a)	78,391
8,966	Red Lion Hotels Corp.(a)	67,066
5,880	Rocky Brands, Inc.(a)	67,855
11,389	Ruby Tuesday, Inc.(a)	73,004
3,609	Shoe Carnival, Inc.	80,120
5,620	Shuffle Master, Inc.(a)	82,108
9,333	Smith & Wesson Holding Corp.(a)	94,263
5,674	Sonic Automotive, Inc., Class A	97,139
14,801	Spartan Motors, Inc.	75,485
4,587	Speedway Motorsports, Inc.	72,979
4,234	Stage Stores, Inc.	80,192
5,508	Standard Motor Products, Inc.	77,443
10,862	Stewart Enterprises, Inc., Class A	74,187
4,738	Superior Industries International, Inc.	80,972
15,297	TravelCenters of America LLC(a)	75,414
18,079	Tuesday Morning Corp.(a)	91,480
8,322	VOXX International Corp.(a)	62,332
6,601	West Marine, Inc.(a)	67,528
		4,071,923
	Consumer Staples - 3.0%
22,416	Alliance One International, Inc.(a)	73,076
1,818	Andersons, Inc. (The)	69,029
7,122	Central Garden & Pet Co., Class A(a)	81,333
9,447	Cott Corp. (Canada)(a)	79,638
4,345	John B. Sanfilippo & Son, Inc.(a)	73,691
5,276	Pantry, Inc. (The)(a)	75,078
4,906	Prestige Brands Holdings, Inc.(a)	80,508
2,883	Seneca Foods Corp., Class A(a)	71,152
8,260	Smart Balance, Inc.(a)	78,635
4,278	Spartan Stores, Inc.	73,582
2,087	Susser Holdings Corp.(a)	75,362
1,886	USANA Health Sciences, Inc.(a)	84,832
		915,916

	Energy - 4.7%
1,850	Adams Resources & Energy, Inc.	76,886
10,259	Capital Product Partners LP (Marshall Islands)(b)	81,251
16,897	Crimson Exploration, Inc.(a)	74,347
5,540	Crosstex Energy, Inc.	74,735
4,589	Energy Partners Ltd.(a)	77,554
6,083	Exterran Holdings, Inc.(a)	89,846
12,429	Green Plains Renewable Energy, Inc.(a)	55,185
21,909	Hercules Offshore, Inc.(a)	78,653
15,512	Miller Energy Resources, Inc.(a)(b)	60,342
4,570	Mitcham Industries, Inc.(a)	80,752
6,404	Niska Gas Storage Partners LLC, Class U(b)	87,415
17,197	Parker Drilling Co.(a)	79,622
2,789	PHI, Inc.(a)	74,410
3,973	REX American Resources Corp.(a)	70,123
13,349	StealthGas, Inc. (Greece)(a)	79,160
7,987	TGC Industries, Inc.(a)	55,749
2,332	TransMontaigne Partners LP	83,369
13,899	Triangle Petroleum Corp.(a)	77,695
8,987	VAALCO Energy, Inc.(a)	65,875
		1,422,969
	Financials - 36.6%
3,432	1st Source Corp.	76,259
3,505	Agree Realty Corp. REIT	82,473
7,044	American Equity Investment Life Holding Co.	82,203
4,136	American Safety Insurance Holdings Ltd. (Bermuda)(a)	73,828
6,155	Ameris Bancorp(a)	73,491
2,989	AMERISAFE, Inc.(a)	74,620
4,826	Apollo Commercial Real Estate Finance, Inc. REIT	80,594
2,650	Argo Group International Holdings Ltd. (Bermuda)	77,937
3,572	Arlington Asset Investment Corp., Class A	79,870
9,200	Ashford Hospitality Trust, Inc. REIT	70,196
3,619	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	73,538
17,587	Bank Mutual Corp.	74,921
3,540	Banner Corp.	80,464
3,525	Berkshire Hills Bancorp, Inc.	79,172

7,947	BlackRock Kelso Capital Corp.	$75,099
3,925	BofI Holding, Inc.(a)	79,167
8,685	Boston Private Financial Holdings, Inc.	81,726
8,764	Brookline Bancorp, Inc.	73,705
6,774	Calamos Asset Management, Inc., Class A	71,601
7,465	Campus Crest Communities, Inc. REIT	81,816
18,689	CapLease, Inc. REIT	85,035
15,358	Cedar Realty Trust, Inc. REIT	79,094
3,607	Chemical Financial Corp.	80,905
4,504	Chesapeake Lodging Trust REIT	76,433
4,528	Citizens Republic Bancorp, Inc.(a)	81,504
2,302	City Holding Co.	76,081
4,483	Colony Financial, Inc. REIT	82,263
4,121	Columbia Banking System, Inc.	74,384
2,316	Community Trust Bancorp, Inc.	78,605
5,556	Compass Diversified Holdings	76,784
3,004	Coresite Realty Corp. REIT	80,087
7,626	CreXus Investment Corp. REIT	79,920
5,836	Dime Community Bancshares	84,622
5,349	Duff & Phelps Corp., Class A	78,844
7,472	Dynex Capital, Inc. REIT	77,634
4,814	eHealth, Inc.(a)	88,433
3,665	Ellington Financial LLC	84,112
4,299	Employers Holdings, Inc.	76,866
5,876	ESB Financial Corp.	82,793
6,485	Excel Trust, Inc. REIT	79,376
2,769	FBL Financial Group, Inc., Class A	85,701
2,957	Federal Agricultural Mortgage Corp., Class C	74,339
7,771	Fifth Street Finance Corp.	78,565
11,524	First Commonwealth Financial Corp.	80,783
4,530	First Defiance Financial Corp.	73,613
7,235	First Financial Holdings, Inc.	85,373
5,447	First Interstate BancSystem, Inc.	78,491
6,225	First Merchants Corp.	88,582
7,064	First Midwest Bancorp, Inc.	79,823
9,683	Flagstone Reinsurance Holdings SA (Luxembourg)	67,587
5,690	Flushing Financial Corp.	80,286
6,055	Forestar Group, Inc.(a)	68,906
5,371	Fox Chase Bancorp, Inc.	80,028
4,715	Franklin Financial Corp.(a)	76,100
6,595	FXCM, Inc., Class A	69,247
21,786	GFI Group, Inc.	69,279
10,495	Gladstone Investment Corp.	75,774
5,140	Golub Capital BDC, Inc.	79,053
3,051	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	71,882
7,401	Hanmi Financial Corp.(a)	81,041
6,839	Hercules Technology Growth Capital, Inc.	76,802
11,932	Heritage Commerce Corp.(a)	73,143
7,523	Hilltop Holdings, Inc.(a)	79,067
2,536	Home BancShares, Inc.	76,460
4,407	Homeowners Choice, Inc.	79,899
4,437	Horace Mann Educators Corp.	77,381
2,949	Horizon Bancorp	79,564
4,703	Horizon Technology Finance Corp.	77,035
4,455	Hudson Pacific Properties, Inc. REIT	79,210
2,655	Independent Bank Corp.	78,880
1,345	Infinity Property & Casualty Corp.	77,754
5,269	Interactive Brokers Group, Inc., Class A	72,976
8,430	Investment Technology Group, Inc.(a)	69,800
12,025	iStar Financial, Inc. REIT(a)	80,808
2,204	Kansas City Life Insurance Co.	76,545
5,536	Kennedy-Wilson Holdings, Inc.	75,732
2,891	Lakeland Financial Corp.	74,414
8,935	Maiden Holdings Ltd. (Bermuda)	75,858
3,205	Main Street Capital Corp.	78,555
6,556	MainSource Financial Group, Inc.	76,574
4,732	Marlin Business Services Corp.	72,684
16,860	MCG Capital Corp.	73,847
8,823	Meadowbrook Insurance Group, Inc.	62,114
7,303	Medallion Financial Corp.	80,917
6,447	Metro Bancorp, Inc.(a)	80,588
8,997	Mission West Properties, Inc. REIT	79,264
5,989	MVC Capital, Inc.	76,120
5,788	National Financial Partners Corp.(a)	85,952
546	National Western Life Insurance Co., Class A	77,308
1,550	Navigators Group, Inc. (The)(a)	75,067
3,592	NBT Bancorp, Inc.	75,468
10,986	New York Mortgage Trust, Inc. REIT	74,705
5,984	NewStar Financial, Inc.(a)	71,329

14,858	NorthStar Realty Finance Corp. REIT	81,868
3,619	OmniAmerican Bancorp, Inc.(a)	75,963
4,119	One Liberty Properties, Inc. REIT	77,808
7,000	Oriental Financial Group, Inc.	72,660
5,390	Oritani Financial Corp.	75,945
6,780	Parkway Properties, Inc. REIT	75,461
7,494	PennantPark Investment Corp.	78,237
3,931	PennyMac Mortgage Investment Trust REIT	82,826
3,529	Peoples Bancorp, Inc.	77,144
3,461	PICO Holdings, Inc.(a)	83,445
3,975	Pinnacle Financial Partners, Inc.(a)	77,711
3,310	Piper Jaffray Companies, Inc.(a)	70,536
5,805	Preferred Bank(a)	62,578
23,574	Radian Group, Inc.(b)	66,007
6,170	Ramco-Gershenson Properties Trust REIT	78,606
4,937	Renasant Corp.	87,385
3,486	Republic Bancorp, Inc., Class A	82,304
14,551	Resource Capital Corp. REIT	79,303
6,431	Retail Opportunity Investments Corp. REIT	78,394
6,703	Rockville Financial, Inc.	78,090
4,199	S&T Bancorp, Inc.	69,283
5,010	Safeguard Scientifics, Inc.(a)	77,505
1,908	Safety Insurance Group, Inc.	80,861
3,450	Southside Bancshares, Inc.	71,967
5,319	STAG Industrial, Inc. REIT	76,913
5,116	State Bank Financial Corp.(a)	81,396
5,053	Stewart Information Services Corp.	86,255
9,266	Summit Hotel Properties, Inc. REIT	76,908
14,551	SWS Group, Inc.(a)	83,377
4,732	Taylor Capital Group, Inc.(a)	82,573
5,133	Terreno Realty Corp. REIT	76,533
3,406	Territorial Bancorp, Inc.	80,041
14,257	Thomas Properties Group, Inc.	71,855
2,058	Tompkins Financial Corp.	80,797
3,716	Tower Group, Inc.	69,266
5,540	TowneBank	79,222
3,405	Triangle Capital Corp.	78,077
5,367	Union First Market Bankshares Corp.	81,954
9,050	United Community Banks, Inc.(a)	61,631
3,636	United Fire Group, Inc.	71,266
4,959	ViewPoint Financial Group	87,303

9,200	Virginia Commerce Bancorp, Inc.(a)	$74,244
958	Virtus Investment Partners, Inc.(a)	80,204
3,309	Walter Investment Management Corp.	74,850
3,648	WesBanco, Inc.	75,550
8,155	West Bancorporation, Inc.	82,692
3,947	West Coast Bancorp(a)	78,506
8,286	Western Alliance Bancorp(a)	76,397
5,616	Whitestone REIT	76,658
14,153	Wilshire Bancorp, Inc.(a)	89,730
6,378	Winthrop Realty Trust REIT	77,556
		11,166,369
	Health Care - 6.9%
6,022	Affymax, Inc.(a)	97,737
16,537	Affymetrix, Inc.(a)	69,290
3,472	Almost Family, Inc.(a)	76,419
1,251	Analogic Corp.	80,089
6,458	AngioDynamics, Inc.(a)	71,103
5,707	Anika Therapeutics, Inc.(a)	69,340
8,242	Cambrex Corp.(a)	76,074
2,846	Cantel Medical Corp.	74,338
14,944	Celldex Therapeutics, Inc.(a)	77,260
2,803	CONMED Corp.	76,914
3,667	Cynosure, Inc., Class A(a)	91,822
3,415	Greatbatch, Inc.(a)	77,964
2,394	Hi-Tech Pharmacal Co., Inc.(a)	82,258
1,453	ICU Medical, Inc.(a)	77,489
13,013	Maxygen, Inc.(a)	78,468
8,104	Metropolitan Health Networks, Inc.(a)	68,317
1,715	National Healthcare Corp.	74,894
14,000	Orexigen Therapeutics, Inc.(a)	69,020
7,102	PharMerica Corp.(a)	73,080
5,657	Providence Service Corp. (The)(a)	72,975
20,627	RTI Biologics, Inc.(a)	73,432
11,064	Sciclone Pharmaceuticals, Inc.(a)	63,618
26,470	Solta Medical, Inc.(a)	86,557
4,984	Spectrum Pharmaceuticals, Inc.(a)	69,726
9,039	Symmetry Medical, Inc.(a)	70,052
4,243	Triple-S Management Corp., Class B(a)	77,307
21,544	Vical, Inc.(a)	74,542
3,633	Wright Medical Group, Inc.(a)	67,719
		2,117,804
	Industrials - 15.4%
8,589	Aceto Corp.	75,411
9,322	Acorn Energy, Inc.	80,915
14,497	Aegean Marine Petroleum Network, Inc. (Greece)	82,198
2,472	Alamo Group, Inc.	70,773
2,862	American Railcar Industries, Inc.(a)	87,091
4,826	Apogee Enterprises, Inc.	78,133
5,548	Argan, Inc.	87,714
8,277	Asta Funding, Inc.	77,142
2,532	AZZ, Inc.	77,758
1,648	Cascade Corp.	77,637
4,729	CDI Corp.	76,421
4,735	Celadon Group, Inc.	70,693
5,674	China Yuchai International Ltd. (Bermuda)	72,287
7,740	Comfort Systems USA, Inc.	75,775
5,853	Courier Corp.	65,085
10,453	Diana Containerships, Inc. (Marshall Islands)	64,077
9,969	Diana Shipping, Inc. (Greece)(a)	66,593
1,869	DXP Enterprises, Inc.(a)	82,610
4,168	Dycom Industries, Inc.(a)	72,607
2,896	Encore Wire Corp.	79,350
5,043	Ennis, Inc.	72,317
2,487	G&K Services, Inc., Class A	78,365
7,472	Gibraltar Industries, Inc.(a)	71,133
10,893	Great Lakes Dredge & Dock Corp.	77,667
9,039	Griffon Corp.	79,453
5,160	H&E Equipment Services, Inc.(a)	72,859
8,523	Hardinge, Inc.	77,730
11,914	Hawaiian Holdings, Inc.(a)	75,892
4,432	Heidrick & Struggles International, Inc.	59,300
2,450	Huron Consulting Group, Inc.(a)	82,516
3,253	ICF International, Inc.(a)	79,926
5,732	InnerWorkings, Inc.(a)	68,727
3,307	Kadant, Inc.(a)	68,488
6,008	Kelly Services, Inc., Class A	71,255
10,072	Kimball International, Inc., Class B	94,173
3,749	Layne Christensen Co.(a)	79,104
2,711	LB Foster Co., Class A	80,218
3,648	Marten Transport Ltd.	65,482
11,507	MFC Industrial Ltd. (Canada)	80,894
2,951	Mistras Group, Inc.(a)	66,338
3,487	Multi-Color Corp.	67,787
6,136	Navigant Consulting, Inc.(a)	71,362
23,361	Navios Maritime Holdings, Inc. (Greece)	81,997
3,197	Northwest Pipe Co.(a)	77,847
4,860	On Assignment, Inc.(a)	75,767
11,143	Orion Marine Group, Inc.(a)	80,564
14,310	Pacer International, Inc.(a)	60,102
69,248	Pendrell Corp.(a)	76,865
2,076	Powell Industries, Inc.(a)	71,144
13,974	Republic Airways Holdings, Inc.(a)	63,582
4,592	Roadrunner Transportation Systems, Inc.(a)	80,222
4,744	Rush Enterprises, Inc., Class A(a)	76,616
12,570	Safe Bulkers, Inc. (Marshall Islands)	74,917
3,543	Saia, Inc.(a)	80,072
4,544	SeaCube Container Leasing Ltd. (Bermuda)	79,793
1,822	Standex International Corp.	77,945
2,487	Team, Inc.(a)	77,445
3,745	Thermon Group Holdings, Inc.(a)	80,443
2,554	Titan Machinery, Inc.(a)	72,636
6,121	Tutor Perini Corp.(a)	69,535
1,990	Universal Forest Products, Inc.	63,541
3,878	Viad Corp.	67,206
4,617	XPO Logistics, Inc.(a)	58,728
		4,708,223
	Information Technology - 12.8%
11,192	Actuate Corp.(a)	72,300
5,779	Advanced Energy Industries, Inc.(a)	71,197
8,946	Agilysys, Inc.(a)	77,741
3,957	Anaren, Inc.(a)	79,417
3,770	ATMI, Inc.(a)	71,555
5,560	Benchmark Electronics, Inc.(a)	87,626
2,702	Black Box Corp.	71,981
8,216	Brooks Automation, Inc.	76,080
7,331	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)(a)	80,421
17,995	CIBER, Inc.(a)	67,481
2,714	Comtech Telecommunications Corp.	74,147
6,420	Cray, Inc.(a)	79,801
8,121	Datalink Corp.(a)	63,912
7,574	Digi International, Inc.(a)	69,302
10,424	EarthLink, Inc.	71,404

4,773	Electronics for Imaging, Inc.(a)	$69,781
10,772	Emulex Corp.(a)	69,695
6,331	EPIQ Systems, Inc.	71,477
2,397	ePlus, Inc.(a)	81,450
9,505	Exar Corp.(a)	70,337
15,543	EXFO, Inc. (Canada)(a)	73,208
22,546	Extreme Networks, Inc.(a)	72,147
9,599	Frequency Electronics, Inc.(a)	85,719
10,757	Global Cash Access Holdings, Inc.(a)	69,490
6,768	GSI Group, Inc. (Canada)(a)	69,710
9,103	Hollysys Automation Technologies Ltd. (British Virgin Islands)(a)	70,912
17,707	ID Systems, Inc.(a)	76,140
4,608	Insight Enterprises, Inc.(a)	77,230
7,687	Integrated Silicon Solution, Inc.(a)	74,795
22,879	inTEST Corp.(a)	75,958
9,412	Key Tronic Corp.(a)	69,837
13,974	Magic Software Enterprises Ltd. (Israel)(a)	62,883
38,779	Majesco Entertainment Co.(a)	68,639
3,148	Multi-Fineline Electronix, Inc.(a)	82,383
5,049	Nanometrics, Inc.(a)	76,694
5,732	Oplink Communications, Inc.(a)	76,006
10,178	Orbotech Ltd. (Israel)(a)	81,424
7,303	PC Connection, Inc.	86,833
6,906	Perficient, Inc.(a)	91,781
10,355	Pervasive Software, Inc.(a)	70,000
12,714	Photronics, Inc.(a)	74,377
9,470	Sanmina-SCI Corp.(a)	80,874
12,156	Sigma Designs, Inc.(a)	82,661
23,718	SMTC Corp.(a)	73,289
3,144	Stamps.com, Inc.(a)	66,496
63,055	TeleCommunication Systems, Inc., Class A(a)	83,863
3,517	Tessco Technologies, Inc.	65,944
5,046	Tessera Technologies, Inc.	72,915
18,379	United Online, Inc.	77,927
4,234	Web.com Group, Inc.(a)	65,627
6,857	Xyratex Ltd. (Bermuda)	81,118
4,343	Zygo Corp.(a)	77,653
		3,891,638
	Materials - 4.4%
3,907	A. Schulman, Inc.	85,407
2,917	American Vanguard Corp.	68,229
11,787	Boise, Inc.	87,224
9,412	Core Molding Technologies, Inc.(a)	75,296
66,860	Jaguar Mining, Inc. (Canada)(a)(b)	56,457
4,893	KapStone Paper and Packaging Corp.(a)	82,251
9,061	Landec Corp.(a)	72,397
9,458	Material Sciences Corp.(a)	76,421
4,520	Myers Industries, Inc.	74,309
2,906	Neenah Paper, Inc.	78,055
4,723	Olympic Steel, Inc.	73,915
4,738	P.H. Glatfelter Co.	75,382
16,751	Richmont Mines, Inc. (Canada)(a)	58,963
1,887	Universal Stainless & Alloy Products, Inc.(a)	64,384
26,652	Vista Gold Corp. (Canada)(a)	80,489
7,971	Wausau Paper Corp.	67,674
25,100	Yongye International, Inc.(a)(b)	84,336
8,589	Zoltek Cos., Inc.(a)	71,632
		1,332,821
	Telecommunication Services - 1.3%
18,466	8x8, Inc.(a)	101,009
8,656	Iridium Communications, Inc.(a)	78,424
23,791	ORBCOMM, Inc.(a)	73,990
9,244	Premiere Global Services, Inc.(a)	84,675
6,031	USA Mobility, Inc.	67,185
		405,283
	Utilities - 1.6%
1,960	American States Water Co.	79,674
1,774	Chesapeake Utilities Corp.	81,143
2,676	Connecticut Water Service, Inc.	80,895
9,356	Consolidated Water Co. Ltd. (Cayman Islands)	76,719
3,391	Otter Tail Corp.	79,587
2,927	Unitil Corp.	77,741
		475,759
	Total Common Stocks and Other Equity Interests (Cost $29,922,818)	30,508,705

	Money Market Fund - 0.4%
113,731	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $113,731)	113,731
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $30,036,549)-100.4%	30,622,436

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.3%
419,900	Invesco Liquid Assets Portfolio - Institutional Class (Cost $419,900)(c)(d)	419,900

	Total Investments (Cost $30,456,449)(e)-101.7%	31,042,336
	Liabilities in excess of other assets-(1.7)%	(531,796)
	Net Assets-100.0%	$30,510,540

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $30,517,034. The net unrealized appreciation was $525,302 which consisted of aggregate gross unrealized appreciation of $2,793,880 and aggregate gross unrealized depreciation of $2,268,578.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio (PPA)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 56.1%
12,887	AAR Corp.	$183,124
7,080	Aerovironment, Inc.(a)	165,389
10,598	Alliant Techsystems, Inc.	490,899
38,710	Boeing Co. (The)	2,861,056
8,552	Cubic Corp.	413,660
3,378	Ducommun, Inc.(a)	33,307
9,856	Esterline Technologies Corp.(a)	578,744
59,688	Exelis, Inc.	561,067
19,097	GenCorp, Inc.(a)	161,370
34,757	General Dynamics Corp.	2,204,984
16,850	HEICO Corp.	601,376
16,797	Kratos Defense & Security Solutions, Inc.(a)	94,903
26,848	L-3 Communications Holdings, Inc.	1,903,255
3,825	LMI Aerospace, Inc.(a)	68,965
30,006	Lockheed Martin Corp.	2,678,636
14,465	Moog, Inc., Class A(a)	526,381
35,263	Northrop Grumman Corp.	2,334,411
18,868	Orbital Sciences Corp.(a)	247,171
39,688	Raytheon Co.	2,201,890
40,805	Rockwell Collins, Inc.	2,063,509
11,757	Teledyne Technologies, Inc.(a)	732,461
15,022	TransDigm Group, Inc.(a)	1,853,114
15,995	Triumph Group, Inc.	1,000,167
37,290	United Technologies Corp.	2,775,868
		26,735,707
	Auto Manufacturers - 1.4%
29,314	Oshkosh Corp.(a)	660,151

	Commercial Services - 4.3%
45,602	Booz Allen Hamilton Holding Corp.	794,843
109,263	SAIC, Inc.	1,264,173
		2,059,016
	Computers - 4.0%
8,518	CACI International, Inc., Class A(a)	480,841
49,646	Computer Sciences Corp.	1,222,284
8,172	Keyw Holding Corp. (The)(a)	89,974
9,903	Mercury Computer Systems, Inc.(a)	115,568
		1,908,667
	Electronics - 9.8%
2,846	American Science & Engineering, Inc.	162,336
49,326	FLIR Systems, Inc.	1,008,717
51,552	Honeywell International, Inc.	2,992,594
6,351	OSI Systems, Inc.(a)	409,893
17,762	Taser International, Inc.(a)	96,092
		4,669,632
	Engineering & Construction - 1.8%
24,225	URS Corp.	849,571

	Metal Fabricate/Hardware - 4.4%
13,431	Precision Castparts Corp.	2,089,326

	Miscellaneous Manufacturing - 6.4%
7,767	Ceradyne, Inc.	170,874
31,852	Hexcel Corp.(a)	741,833
81,610	Textron, Inc.	2,125,941
		3,038,648
	Packaging & Containers - 4.2%
47,828	Ball Corp.	1,987,732

	Shipbuilding - 1.3%
15,820	Huntington Ingalls Industries, Inc.(a)	616,822

	Software - 0.5%
11,807	ManTech International Corp., Class A	258,927

	Telecommunications - 5.8%
4,744	Anaren, Inc.(a)	95,212
5,745	Comtech Telecommunications Corp.	156,953
14,908	DigitalGlobe, Inc.(a)	290,259
7,149	GeoEye, Inc.(a)	181,799
36,395	Harris Corp.	1,515,852
13,795	ViaSat, Inc.(a)	528,349
		2,768,424
	Total Common Stocks (Cost $58,432,489)	47,642,623

	Money Market Fund - 0.3%
122,968	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $122,968)	122,968

	Total Investments (Cost $58,555,457)(b)-100.3%	47,765,591
	Liabilities in excess of other assets-(0.3)%	(135,240)
	Net Assets-100.0%	$47,630,351

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $58,923,283. The net unrealized depreciation was $11,157,692 which consisted of aggregate gross unrealized appreciation of $892,566 and aggregate gross unrealized depreciation of $12,050,258.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Cleantech™ Portfolio (PZD)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Parts & Equipment - 7.5%
32,194	BorgWarner, Inc.(a)(b)	$2,160,218
25,592	Fuel Systems Solutions, Inc.(b)	453,490
80,026	Johnson Controls, Inc.	1,972,641
14,903	Westport Innovations, Inc. (Canada)(a)(b)	561,743
		5,148,092
	Biotechnology - 2.8%
78,378	Novozymes A/S, Class B (Denmark)	1,936,701

	Building Materials - 1.9%
117,346	Kingspan Group PLC (Ireland)	939,364
22,592	WaterFurnace Renewable Energy, Inc. (Canada)	380,703
		1,320,067
	Chemicals - 5.8%
717	Gurit Holding AG (Switzerland)	308,719
43,366	Koninklijke DSM NV (Netherlands)	2,137,898
38,581	SGL Carbon SE (Germany)	1,567,501
		4,014,118
	Commercial Services - 3.4%
1,181	SGS SA (Switzerland)	2,368,175

	Electric - 3.6%
42,624	Ameresco, Inc., Class A(b)	518,308
10,255,108	Energy Development Corp. (Philippines)	1,491,161
26,669	Ormat Technologies, Inc.(a)	480,042
		2,489,511
	Electrical Components & Equipment - 9.7%
39,413	Advanced Energy Industries, Inc.(b)	485,568
1,395,945	China High Speed Transmission Equipment Group Co. Ltd. (China)(b)	376,278
31,963	EnerSys(b)	1,091,536
288,907	Gamesa Corp. Tecnologica SA (Spain)	436,927
25,530	Saft Groupe SA (France)	580,095
42,627	Schneider Electric SA (France)	2,416,450
17,602	SMA Solar Technology AG (Germany)	541,943
147,541	Vestas Wind Systems A/S (Denmark)(a)(b)	707,163
		6,635,960
	Electronics - 9.2%
14,234	Badger Meter, Inc.	482,390
20,363	ESCO Technologies, Inc.	733,271
27,496	Horiba Ltd. (Japan)	978,027
25,671	Itron, Inc.(b)	1,000,399
40,980	Trimble Navigation Ltd.(b)	1,813,775
39,200	Woodward, Inc.	1,315,944
		6,323,806
	Energy-Alternate Sources - 1.5%
6,729,909	GCL-Poly Energy Holdings Ltd. (Cayman Islands)	998,162

	Engineering & Construction - 6.5%
138,459	ABB Ltd. (Switzerland)	2,424,399
33,631	Aegion Corp.(b)	585,179
45,691	Arcadis NV (Netherlands)	953,789
21,166	Mistras Group, Inc.(b)	475,812
		4,439,179
	Environmental Control - 7.1%
27,068	Asahi Holdings, Inc. (Japan)	468,925
24,619	BWT AG (Austria)	396,125
546,930	Hyflux Ltd. (Singapore)	610,997
63,818	Kurita Water Industries Ltd. (Japan)	1,446,323
40,462	Tetra Tech, Inc.(b)	1,040,278
113,350	Tomra Systems ASA (Norway)	893,217
		4,855,865
	Hand/Machine Tools - 0.7%
37,071	Meyer Burger Technology AG (Switzerland)(a)(b)	490,252

	Healthcare-Services - 2.0%
10,623	Eurofins Scientific (France)	1,384,155

	Machinery-Diversified - 7.2%
20,337	Kadant, Inc.(b)	421,179
10,005	Lindsay Corp.	709,355
21,596	Roper Industries, Inc.	2,147,722
69,278	Xylem, Inc.	1,661,286
		4,939,542
	Miscellaneous Manufacturing - 18.0%
127,423	Alfa Laval AB (Sweden)	2,214,698
27,690	CLARCOR, Inc.	1,338,811
52,775	Donaldson Co., Inc.	1,801,211
59,178	Hexcel Corp.(b)	1,378,256
39,393	Pall Corp.	2,103,980
33,547	Polypore International, Inc.(a)(b)	1,246,606
27,088	Siemens AG (Germany)	2,305,191
		12,388,753
	Semiconductors - 4.5%
62,034	Cree, Inc.(a)(b)	1,485,714
112,124	GT Advanced Technologies, Inc.(b)	574,075
19,297	Power Integrations, Inc.	680,026
36,780	Rubicon Technology, Inc.(a)(b)	369,639
		3,109,454
	Software - 5.7%
30,169	ANSYS, Inc.(b)	1,808,933
62,677	Autodesk, Inc.(b)	2,126,004
		3,934,937
	Telecommunications - 2.9%
171,833	Corning, Inc.(a)	1,960,614

	Total Common Stocks (Cost $77,954,276)	68,737,343

	Money Market Fund - 0.2%
118,511	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $118,511)	118,511

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $78,072,787)-100.2%	68,855,854

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.5%
4,472,078	Invesco Liquid Assets Portfolio - Institutional Class (Cost $4,472,078)(c)(d)	$4,472,078

	Total Investments (Cost $82,544,865)(e)-106.7%	73,327,932
	Liabilities in excess of other assets-(6.7)%	(4,572,136)
	Net Assets-100.0%	$68,755,796

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $84,663,275. The net unrealized depreciation was $11,335,343 which consisted of aggregate gross unrealized appreciation of $7,593,252 and aggregate gross unrealized depreciation of $18,928,595.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical Leaders™ Portfolio (PDP)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 31.4%
12,927	Amazon.com, Inc.(a)	$3,015,869
9,592	AutoZone, Inc.(a)	3,599,206
118,642	Brinker International, Inc.	3,845,187
125,427	CBS Corp., Class B	4,196,787
260,053	Chico’s FAS, Inc.	3,984,012
18,617	Chipotle Mexican Grill, Inc.(a)	5,442,308
172,866	Dillard’s, Inc., Class A	11,276,049
62,965	Discovery Communications, Inc., Class A(a)	3,187,918
114,994	Dollar Tree, Inc.(a)	5,788,798
66,943	DSW, Inc., Class A	3,957,670
44,903	Genuine Parts Co.	2,875,139
213,958	Liberty Interactive Corp., Class A(a)	4,007,433
194,958	Liberty Media Corp., Class A(a)	18,443,027
63,751	Limited Brands, Inc.	3,031,360
84,676	Macy’s, Inc.	3,034,788
68,406	NIKE, Inc., Class B	6,385,700
59,627	Nordstrom, Inc.	3,228,206
40,032	O’Reilly Automotive, Inc.(a)	3,432,344
28,255	Panera Bread Co., Class A(a)	4,449,880
53,263	Polaris Industries, Inc.	4,003,247
26,691	priceline.com, Inc.(a)	17,662,502
66,330	Ralph Lauren Corp.	9,574,072
82,871	Ross Stores, Inc.	5,505,949
176,843	Sally Beauty Holdings, Inc.(a)	4,672,192
232,740	Service Corp. International	2,990,709
74,569	Signet Jewelers Ltd. (United Kingdom)	3,275,071
61,731	Starbucks Corp.	2,795,180
72,477	TJX Cos., Inc. (The)	3,209,282
96,267	Ulta Salon, Cosmetics & Fragrance, Inc.	8,171,143
67,621	Under Armour, Inc., Class A(a)	3,681,287
41,047	VF Corp.	6,128,317
152,676	Wyndham Worldwide Corp.	7,946,786
		176,797,418
	Consumer Staples - 6.0%
197,472	Altria Group, Inc.	7,103,068
168,659	Church & Dwight Co., Inc.	9,716,445
116,960	Hormel Foods Corp.	3,264,354
47,493	J.M. Smucker Co. (The)	3,647,462
72,438	Monster Beverage Corp.(a)	4,814,954
56,464	Whole Foods Market, Inc.	5,182,266
		33,728,549
	Financials - 17.9%
51,700	ACE Ltd.	3,799,950
845,528	American Capital Ltd.(a)	8,421,459
259,560	American Tower Corp. REIT	18,768,784
215,303	Arch Capital Group Ltd.(a)	8,353,756
48,892	Capital One Financial Corp.	2,761,909
56,290	Digital Realty Trust, Inc. REIT	4,394,560
80,631	Discover Financial Services	2,899,491
48,554	Federal Realty Investment Trust REIT	5,275,878
958,620	General Growth Properties, Inc. REIT	17,370,194
85,788	Macerich Co. (The) REIT	5,010,877
98,068	Rayonier, Inc. REIT	4,676,863
75,748	RenaissanceRe Holdings Ltd. (Bermuda)	5,604,595
262,348	W.R. Berkley Corp.	9,609,807
7,791	White Mountains Insurance Group Ltd.	3,978,007
		100,926,130
	Health Care - 5.5%
41,943	AMERIGROUP Corp.(a)	3,769,837
42,839	Cerner Corp.(a)	3,166,659
41,481	Cooper Cos., Inc. (The)	3,121,860
50,346	Express Scripts Holding Co.(a)	2,917,047
126,104	Henry Schein, Inc.(a)	9,433,840
5,048	Intuitive Surgical, Inc.(a)	2,430,612
52,029	Perrigo Co.	5,932,347
		30,772,202
	Industrials - 12.7%
346,115	AMETEK, Inc.	10,729,565
75,922	BE Aerospace, Inc.(a)	2,978,420
87,297	Danaher Corp.	4,610,155
284,275	J.B. Hunt Transport Services, Inc.	15,640,811
51,974	Lockheed Martin Corp.	4,639,719
87,919	Nordson Corp.	4,506,728
48,161	Pall Corp.	2,572,279
74,852	Pentair, Inc.	3,280,763
61,031	Precision Castparts Corp.	9,493,982
49,789	Towers Watson & Co., Class A	2,919,129
30,778	TransDigm Group, Inc.(a)	3,796,774
31,227	W.W. Grainger, Inc.	6,396,226
		71,564,551
	Information Technology - 7.9%
30,724	Apple, Inc.	18,764,990
45,079	Fiserv, Inc.(a)	3,161,390
81,976	Gartner, Inc.(a)	3,638,915
15,865	MasterCard, Inc., Class A	6,926,183
53,602	Red Hat, Inc.(a)	2,876,283
134,397	Skyworks Solutions, Inc.(a)	3,888,105
40,370	Teradata Corp.(a)	2,729,820
29,663	VMware, Inc., Class A(a)	2,692,214
		44,677,900
	Materials - 13.5%
75,987	Ashland, Inc.	5,348,725
245,752	Ball Corp.	10,213,453
54,223	Ecolab, Inc.	3,548,895
129,523	FMC Corp.	7,084,908
100,592	International Paper Co.	3,300,424
48,609	Praxair, Inc.	5,043,670
102,942	Rockwood Holdings, Inc.	4,552,095
101,881	RPM International, Inc.	2,699,846
45,162	Sherwin-Williams Co. (The)	6,067,515
75,245	Sigma-Aldrich Corp.	5,206,954
267,789	Silgan Holdings, Inc.	11,035,585
75,355	Valspar Corp. (The)	3,782,821
142,831	W.R. Grace & Co.(a)	8,004,249
		75,889,140
	Telecommunication Services - 1.0%
45,351	Crown Castle International Corp.(a)	2,806,320
110,756	tw telecom, inc.(a)	2,783,298
		5,589,618
	Utilities - 4.1%
136,414	CMS Energy Corp.	3,363,969

50,858	OGE Energy Corp.	$2,701,068
146,961	ONEOK, Inc.	6,541,234
52,814	Sempra Energy	3,718,634
91,613	Wisconsin Energy Corp.	3,732,314
92,683	Xcel Energy, Inc.	2,715,612
		22,772,831
	Total Common Stocks and Other Equity Interests (Cost $509,074,874)	562,718,339

	Money Market Fund - 0.1%
518,375	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $518,375)	518,375

	Total Investments (Cost $509,593,249)(b)-100.1%	563,236,714
	Liabilities in excess of other assets-(0.1)%	(544,656)
	Net Assets-100.0%	$562,692,058

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $513,510,883. The net unrealized appreciation was $49,725,831 which consisted of aggregate gross unrealized appreciation of $59,721,060 and aggregate gross unrealized depreciation of $9,995,229.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio (PSP)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 90.1%
	Diversified Financial Services - 8.7%
1,769,366	Brait SE (South Africa)	$6,088,785
1,656,572	Intermediate Capital Group PLC (United Kingdom)	6,745,744
61,805	Partners Group Holding AG (Switzerland)	11,297,177
		24,131,706
	Food - 2.1%
365,546	Hakon Invest AB (Sweden)	5,788,088

	Holding Companies-Diversified - 17.1%
98,247	Ackermans & van Haaren NV (Belgium)	7,540,476
142,197	Compass Diversified Holdings	1,965,163
104,172	Hal Trust (Netherlands)	10,712,466
322,632	Investment AB Latour, Class B (Sweden)	5,512,518
478,274	Leucadia National Corp.	10,368,980
102,900	Schouw & Co. (Denmark)	2,171,371
125,832	Wendel (France)	9,020,709
		47,291,683
	Internet - 1.0%
145,888	ICG Group, Inc.(b)	1,304,239
88,089	Safeguard Scientifics, Inc.(b)	1,362,737
		2,666,976
	Investment Companies - 28.5%
314,236	AP Alternative Assets LP (United Kingdom)(b)	3,318,332
521,235	Apollo Investment Corp.	4,003,085
3,417,588	ARC Capital Holdings Ltd. (Cayman Islands)(b)	1,824,138
663,594	Ares Capital Corp.	11,035,568
842,985	Better Capital PCC Ltd. (Guernsey)(b)	1,964,672
204,895	BlackRock Kelso Capital Corp.	1,936,258
107,543	Candover Investments PLC (United Kingdom)(b)	653,773
12,820	Capital Southwest Corp.	1,338,408
1,016,000	China Merchants China Direct Investments Ltd. (Hong Kong)	1,271,040
1,245,711	DeA Capital SpA (Italy)(b)	1,952,979
157,982	Electra Private Equity PLC (United Kingdom)(b)	4,220,319
265,543	Fifth Street Finance Corp.	2,684,640
88,797	Golub Capital BDC, Inc.	1,365,698
140,497	HgCapital Trust PLC (United Kingdom)	2,035,657
383,129	Hosken Consolidated Investments Ltd. (South Africa)	3,940,841
114,934	JZ Capital Partners Ltd. (Guernsey)	623,972
83,725	Main Street Capital Corp.	2,052,100
287,936	MCG Capital Corp.	1,261,160
102,967	MVC Capital, Inc.	1,308,710
192,728	PennantPark Investment Corp.	2,012,080
370,386	Princess Private Equity Holding Ltd. (Guernsey)	2,828,123
532,049	Prospect Capital Corp.	5,895,103
1,255,215	Ratos AB, Class B (Sweden)	13,034,424
117,139	Solar Capital Ltd.	2,667,255
139,214	TICC Capital Corp.	1,355,944
86,322	Triangle Capital Corp.	1,979,363
		78,563,642
	Miscellaneous Manufacturing - 2.0%
11,421,500	Fosun International (China)	5,494,470

	Private Equity - 29.9%
3,556,653	3i Group PLC (United Kingdom)	11,613,215
185,811	Altamir Amboise (France)	1,425,645
1,009,628	American Capital Ltd.(b)	10,055,895
538,269	Apollo Global Management LLC, Class A	7,304,310
37,138	Aurelius AG (Germany)	1,509,331
408,633	Bure Equity AB (Sweden)	1,342,217
297,554	Carlyle Group LP (The)(b)	7,269,244
70,758	Deutsche Beteiligungs AG (Germany)	1,439,586
225,079	Eurazeo (France)	8,992,238
84,490	Gimv NV (Belgium)	3,699,107
925,298	GP Investments Ltd. BDR (Bermuda)(b)	1,844,598
175,235	Hercules Technology Growth Capital, Inc.	1,967,889
740,500	IP Group PLC (United Kingdom)(b)	1,637,063
232,960	JAFCO Co. Ltd. (Japan)	4,175,980
347,773	Onex Corp. (Canada)	13,244,034
1,227,278	SVG Capital PLC (United Kingdom)(b)	5,047,607
		82,567,959
	Water - 0.8%
89,089	PICO Holdings, Inc.(b)	2,147,936

	Total Common Stocks and Other Equity Interests (Cost $262,525,455)	248,652,460

	Money Market Fund - 8.9%
24,399,956	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $24,399,956)	24,399,956

	Total Investments (Cost $286,925,411)(c)-99.0%	273,052,416
	Other assets less liabilities-1.0%	2,881,271
	Net Assets-100.0%	$275,933,687

Notes to Schedule of Investments:

(a) Except as otherwise noted, a portion of all securities in the portfolio are subject to swap agreements. The following is a summary of open total return swap positions for the three months ended July 31, 2012:

Open Total Return Swap Agreements

Counterparty	Reference Entity	Termination Date	Notional Amount (000)	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	10/26/12	$2,930	$15,340

Citibank, N.A.	KKR & Co. LP	10/26/12	9,722	(178,178)

Citibank, N.A.	KKR Financial Holdings LLC	10/26/12	3,798	37,540

Citibank, N.A.	The Blackstone Group LP	10/26/12	10,509	(76,202)

Total Total Return Swap Agreements			$26,959	$(201,500)

(b) Non-income producing security.

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $299,499,116. The net unrealized depreciation was $26,446,700 which consisted of aggregate gross unrealized appreciation of $14,820,011 and aggregate gross unrealized depreciation of $41,266,711.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	12.8%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon China Portfolio (PGJ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Bermuda - 1.3%
131,854	China Yuchai International Ltd.	$1,679,820
119,989	Global Sources Ltd.(a)	719,934
		2,399,754
	British Virgin Islands - 1.5%
133,953	Camelot Information Systems, Inc. ADR(a)	281,301
205,697	China Gerui Advanced Materials Group Ltd.(a)(b)	464,875
197,868	Hollysys Automation Technologies Ltd.(a)(b)	1,541,392
306,166	Renesola Ltd. ADR(a)(b)	391,893
		2,679,461
	Canada - 1.8%
618,899	Silvercorp Metals, Inc.(b)	3,298,732

	Cayman Islands - 22.4%
119,087	21Vianet Group, Inc. ADR(a)	1,198,015
69,468	3SBio, Inc. ADR(a)	769,705
65,508	7 Days Group Holdings Ltd. ADR(a)(b)	624,946
67,791	Ambow Education Holding Ltd. ADR(a)(b)	197,950
83,966	AutoNavi Holdings Ltd. ADR(a)	1,038,659
37,517	Changyou.com Ltd. ADR(a)	711,697
266,274	China Cord Blood Corp.(a)(b)	657,697
48,657	China Kanghui Holdings, Inc. ADR(a)(b)	1,096,242
82,178	China Lodging Group Ltd. ADR(a)(b)	946,691
192,641	China Ming Yang Wind Power Group Ltd. ADR(a)(b)	265,845
124,093	CNinsure, Inc. ADR(a)	738,353
194,648	E-Commerce China Dangdang, Inc. ADR(a)(b)	981,026
195,585	E-House China Holdings Ltd. ADR	921,205
89,385	hiSoft Technology International Ltd. ADR(a)	1,008,263
154,164	ISoftStone Holdings Ltd. ADR(a)(b)	719,946
468,161	New Oriental Education & Technology Group, Inc. ADR(a)(b)	5,346,399
46,601	NQ Mobile, Inc. ADR(a)(b)	350,439
148,968	Perfect World Co. Ltd. ADR	1,434,562
82,131	Phoenix New Media Ltd. ADR(a)	321,132
261,592	Qihoo 360 Technology Co. Ltd. ADR(a)	3,848,018
51,120	RDA Microelectronics, Inc. ADR(a)	510,178
452,647	Renren, Inc. ADR(a)	1,697,426
267,898	Shanda Games Ltd. ADR	916,211
89,446	SouFun Holdings Ltd. ADR(b)	1,060,830
145,800	Spreadtrum Communications, Inc. ADR(b)	2,636,064
78,174	TAL Education Group ADR(a)(b)	598,813
259,623	Trina Solar Ltd. ADR(a)(b)	1,225,421
537,930	UTStarcom Holdings Corp.(a)	575,585
141,674	VanceInfo Technologies, Inc. ADR(a)(b)	1,347,320
242,304	WuXi PharmaTech Cayman, Inc. ADR(a)	3,275,950
234,282	Youku, Inc. ADR(a)(b)	3,985,137
		41,005,725
	China - 47.8%
38,257	51job, Inc. ADR(a)(b)	1,325,605
150,997	Airmedia Group, Inc. ADR(a)	267,265
34,477	Aluminum Corp. of China Ltd. ADR(a)(b)	352,700
138,365	Baidu, Inc. ADR(a)	16,675,750
152,807	Canadian Solar, Inc.(a)(b)	407,995
54,481	China Life Insurance Co. Ltd. ADR	2,246,252
34,551	China Petroleum and Chemical Corp. ADR	3,108,553
18,900	China Telecom Corp. Ltd. ADR	983,367
442,807	Ctrip.com International Ltd. ADR(a)(b)	5,526,231
391,714	Focus Media Holding Ltd. ADR(b)	7,748,103
489,229	Giant Interactive Group, Inc. ADR(b)	2,206,423
106,526	Home Inns & Hotels Management, Inc. ADR(a)(b)	1,945,165
40,191	Huaneng Power International, Inc. ADR	1,148,257
472,192	JA Solar Holdings Co. Ltd. ADR(a)(b)	440,555
57,896	Jinpan International Ltd.	359,534
92,881	KongZhong Corp. ADR(a)	718,899
316,425	LDK Solar Co. Ltd. ADR(a)(b)	449,324
269,879	Mindray Medical International Ltd. ADR(b)	8,042,394
260,959	NetEase, Inc. ADR(a)	13,781,245
52,833	PetroChina Co. Ltd. ADR(b)	6,600,955
67,332	Simcere Pharmaceutical Group ADR(a)(b)	521,823
229,419	SINA Corp.(a)(b)	10,417,917
457,518	Suntech Power Holdings Co. Ltd. ADR(a)(b)	516,995
157,957	Xinyuan Real Estate Co. Ltd. ADR(b)	405,949

49,324	Yanzhou Coal Mining Co. Ltd. ADR	733,448
384,664	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	615,462
		87,546,166
	Hong Kong - 17.2%
321,216	China Mobile Ltd. ADR	18,669,074
185,986	China Unicom (Hong Kong) Ltd. ADR	2,717,256
45,430	CNOOC Ltd. ADR(b)	9,099,629
158,210	Nam Tai Electronics, Inc.	966,663
		31,452,622
	United States - 8.0%
256,536	AsiaInfo-Linkage, Inc.(a)(b)	2,626,929
99,988	China Automotive Systems, Inc.(a)(b)	367,956
95,565	China Green Agriculture, Inc.(a)(b)	377,482
89,233	China TransInfo Technology Corp.(a)(b)	496,135
167,827	China XD Plastics Co. Ltd.(a)	746,830
55,291	Chindex International, Inc.(a)	577,791
118,853	Deer Consumer Products, Inc.	293,567
69,749	Feihe International, Inc.(a)(b)	490,335
135,240	Fushi Copperweld, Inc.(a)(b)	1,196,874
106,236	Lihua International, Inc.(b)	484,436
356,520	Longwei Petroleum Investment Holding Ltd.(a)(b)	438,520
26,179	Sino Clean Energy, Inc. CVR(a)	—
134,432	Sohu.com, Inc.(a)(b)	4,711,841
178,456	Yongye International, Inc.(a)(b)	599,612
131,579	Zhongpin, Inc.(a)	1,355,264
		14,763,572
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $223,833,649)-100.0%	183,146,032

	Investments Purchased with Cash Collateral from Securities on Loan
	United States - 25.8%
47,299,875	Invesco Liquid Assets Portfolio - Institutional Class (Cost $47,299,875)(c)(d)	$47,299,875

	Total Investments (Cost $271,133,524)(e)-125.8%	230,445,907
	Liabilities in excess of other assets-(25.8)%	(47,276,274)
	Net Assets-100.0%	$183,169,633

Investment Abbreviations:

ADR - American Depositary Receipt

CVR - Converted Right

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $302,070,125. The net unrealized depreciation was $71,624,218 which consisted of aggregate gross unrealized appreciation of $14,980,583 and aggregate gross unrealized depreciation of $86,604,801.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio (PXN)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Manufacturers - 2.8%
7,934	Toyota Motor Corp. ADR (Japan)	$607,030

	Biotechnology - 12.3%
534,865	Nanosphere, Inc.(a)	1,593,898
302,246	Vical, Inc.(a)	1,045,771
		2,639,669
	Building Materials - 6.5%
222,085	Headwaters, Inc.(a)	1,388,031

	Chemicals - 5.8%
7,843	Air Products & Chemicals, Inc.	630,812
12,398	E.I. du Pont de Nemours & Co.	616,181
		1,246,993
	Computers - 5.6%
31,286	Hewlett-Packard Co.	570,656
3,154	International Business Machines Corp.	618,121
		1,188,777
	Electrical Components & Equipment - 1.4%
663,372	A123 Systems, Inc.(a)(b)	291,884

	Electronics - 9.9%
21,681	FEI Co.	1,034,401
19,466	NVE Corp.(a)	1,076,859
		2,111,260
	Engineering & Construction - 3.0%
30,270	Layne Christensen Co.(a)	638,697

	Healthcare-Products - 4.4%
59,360	SurModics, Inc.(a)	946,198

	Investment Companies - 4.9%
283,776	Harris & Harris Group, Inc.(a)	1,055,647

	Miscellaneous Manufacturing - 10.6%
7,025	3M Co.	640,891
30,575	General Electric Co.	634,431
26,842	Polypore International, Inc.(a)(b)	997,449
		2,272,771
	Pharmaceuticals - 14.8%
248,563	BioDelivery Sciences International, Inc.(a)(b)	1,178,189
70,944	Elan Corp. PLC ADR (Ireland)(a)	819,403
239,249	Flamel Technologies SA ADR (France)(a)	1,174,713
		3,172,305
	Semiconductors - 13.1%
23,284	Intel Corp.	598,399
68,197	Nanometrics, Inc.(a)	1,035,912
32,524	Veeco Instruments, Inc.(a)(b)	1,161,432
		2,795,743
	Software - 4.9%
128,180	Accelrys, Inc.(a)	1,040,822

	Total Common Stocks and Other Equity Interests (Cost $20,140,349)	21,395,827

	Money Market Fund - 0.4%
84,600	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $84,600)	84,600

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,224,949)-100.4%	21,480,427

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund - 11.8%
2,531,786	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,531,786)(c)(d)	2,531,786

	Total Investments (Cost $22,756,735)(e)-112.2%	24,012,213
	Liabilities in excess of other assets-(12.2)%	(2,602,856)
	Net Assets-100.0%	$21,409,357

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $24,882,787. The net unrealized depreciation was $870,574 which consisted of aggregate gross unrealized appreciation of $4,131,195 and aggregate gross unrealized depreciation of $5,001,769.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio (PYH)
July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace/Defense - 1.7%
3,603	General Dynamics Corp.	$228,574

	Banks - 1.4%
4,904	JPMorgan Chase & Co.	176,544

	Beverages - 2.1%
2,288	Molson Coors Brewing Co., Class B	96,828
2,453	PepsiCo, Inc.	178,407
		275,235
	Building Materials - 0.8%
14,518	Cemex SAB de CV ADR (Mexico)(a)	101,045

	Chemicals - 1.8%
5,239	Potash Corp. of Saskatchewan, Inc. (Canada)	231,354

	Coal - 1.7%
13,079	Cloud Peak Energy, Inc.(a)	216,458

	Commercial Services - 13.2%
6,376	Apollo Group, Inc., Class A(a)	173,427
5,730	Automatic Data Processing, Inc.	324,032
9,809	CoreLogic, Inc.(a)	225,607
982	MasterCard, Inc., Class A	428,712
11,460	Paychex, Inc.	374,627
11,934	Western Union Co. (The)	208,010
		1,734,415
	Computers - 0.6%
6,539	Dell, Inc.(a)	77,683

	Cosmetics/Personal Care - 1.2%
2,453	Procter & Gamble Co. (The)	158,317

	Diversified Financial Services - 6.5%
4,088	American Express Co.	235,919
4,910	CME Group, Inc.	255,860
9,824	Discover Financial Services	353,271
		845,050
	Electric - 3.6%
12,111	Exelon Corp.	473,782

	Entertainment - 2.4%
6,539	International Game Technology	74,021
9,167	International Speedway Corp., Class A	235,042
		309,063
	Food - 1.7%
7,694	Sysco Corp.	226,127

	Healthcare-Products - 1.8%
4,088	Zimmer Holdings, Inc.	240,906

	Insurance - 6.9%
8,511	Berkshire Hathaway, Inc., Class B(a)	722,073
9,809	First American Financial Corp.	179,701
		901,774
	Internet - 6.3%
10,802	eBay, Inc.(a)	478,529
556	Google, Inc., Class A(a)	351,931
		830,460
	Mining - 4.8%
6,548	Compass Minerals International, Inc.	473,682
3,923	Vulcan Materials Co.	151,977
		625,659
	Miscellaneous Manufacturing - 1.1%
1,635	3M Co.	149,161

	Oil & Gas - 3.9%
5,826	Exxon Mobil Corp.	505,988

	Pharmaceuticals - 15.8%

9,460	Abbott Laboratories	627,293
7,203	Express Scripts Holding Co.(a)	417,342
4,256	Johnson & Johnson	294,600
6,058	Novartis AG ADR (Switzerland)	355,120
15,390	Pfizer, Inc.	369,976
		2,064,331
	Pipelines - 3.8%
3,657	Kinder Morgan Management LLC(a)	280,309
4,912	TransCanada Corp. (Canada)	223,251
		503,560
	Real Estate - 4.4%
34,376	St. Joe Co. (The)(a)(b)	581,986

	Retail - 6.4%
6,539	CarMax, Inc.(a)	181,980
16,368	Lowe’s Cos., Inc.	415,256
3,274	Wal-Mart Stores, Inc.	243,684
		840,920
	Software - 5.1%
8,185	Autodesk, Inc.(a)	277,635
4,904	Microsoft Corp.	144,521
8,186	Oracle Corp.	247,217
		669,373
	Telecommunications - 1.0%
8,174	Cisco Systems, Inc.	130,375

	Total Common Stocks and Other Equity Interests (Cost $11,294,720)	13,098,140

	Money Market Fund - 0.8%
111,275	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $111,275)	111,275

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $11,405,995)-100.8%	13,209,415

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.4%
450,719	Invesco Liquid Assets Portfolio - Institutional Class (Cost $450,719)(c)(d)	$450,719

	Total Investments (Cost $11,856,714)(e)-104.2%	13,660,134
	Liabilities in excess of other assets-(4.2)%	(557,593)
	Net Assets-100.0%	$13,102,541

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $11,859,702. The net unrealized appreciation was $1,800,432 which consisted of aggregate gross unrealized appreciation of $2,337,250 and aggregate gross unrealized depreciation of $536,818.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio (PBP)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 101.7%
	Consumer Discretionary - 11.0%
1,511	Abercrombie & Fitch Co., Class A	$51,072
6,580	Amazon.com, Inc.(b)	1,535,114
1,841	Apollo Group, Inc., Class A(b)	50,075
755	AutoNation, Inc.(b)	29,770
484	AutoZone, Inc.(b)	181,611
4,241	Bed Bath & Beyond, Inc.(b)	258,489
5,067	Best Buy Co., Inc.	91,662
1,162	Big Lots, Inc.(b)	47,073
2,100	BorgWarner, Inc.(b)	140,910
3,917	Cablevision Systems Corp., Class A	60,087
4,172	CarMax, Inc.(b)	116,107
8,276	Carnival Corp.	275,425
11,834	CBS Corp., Class B	395,966
582	Chipotle Mexican Grill, Inc.(b)	170,136
5,248	Coach, Inc.	258,884
49,241	Comcast Corp., Class A	1,602,795
5,119	D.R. Horton, Inc.	90,248
2,355	Darden Restaurants, Inc.	120,529
1,078	DeVry, Inc.	21,161
11,963	DIRECTV, Class A(b)	594,083
4,653	Discovery Communications, Inc., Class A(b)	235,581
4,232	Dollar Tree, Inc.(b)	213,039
1,655	Expedia, Inc.	94,318
2,137	Family Dollar Stores, Inc.	141,213
69,701	Ford Motor Co.	644,037
948	Fossil, Inc.(b)	67,962
2,384	GameStop Corp., Class A	38,192
4,300	Gannett Co., Inc.	60,673
6,085	Gap, Inc. (The)	179,447
2,847	Genuine Parts Co.	182,293
4,480	Goodyear Tire & Rubber Co. (The)(b)	51,296
5,018	H&R Block, Inc.	80,940
4,224	Harley-Davidson, Inc.	182,604
1,290	Harman International Industries, Inc.	52,051
2,137	Hasbro, Inc.	76,547
27,952	Home Depot, Inc. (The)	1,458,535
5,401	International Game Technology	61,139
8,101	Interpublic Group of Cos., Inc. (The)	79,957
2,676	J.C. Penney Co., Inc.	60,237
12,423	Johnson Controls, Inc.	306,227
4,378	Kohl’s Corp.	217,674
2,566	Leggett & Platt, Inc.	59,480
2,980	Lennar Corp., Class A	87,046
4,410	Limited Brands, Inc.	209,696
21,495	Lowe’s Cos., Inc.	545,328
7,549	Macy’s, Inc.	270,556
4,841	Marriott International, Inc., Class A	176,309
6,225	Mattel, Inc.	218,933
18,558	McDonald’s Corp.	1,658,343
5,104	McGraw-Hill Cos., Inc. (The)	239,684
1,019	Netflix, Inc.(b)	57,930
5,299	Newell Rubbermaid, Inc.	93,527
38,481	News Corp., Class A	885,833
6,700	NIKE, Inc., Class B	625,445
2,925	Nordstrom, Inc.	158,359
4,981	Omnicom Group, Inc.	249,947
2,307	O’Reilly Automotive, Inc.(b)	197,802
908	priceline.com, Inc.(b)	600,860
6,171	PulteGroup, Inc.(b)	69,732
1,182	Ralph Lauren Corp.(c)	170,610
4,121	Ross Stores, Inc.	273,799
1,698	Scripps Networks Interactive, Inc., Class A	91,437
699	Sears Holdings Corp.(b)	34,594
12,606	Staples, Inc.	160,600
13,857	Starbucks Corp.	627,445
3,619	Starwood Hotels & Resorts Worldwide, Inc.	195,969
12,072	Target Corp.	732,167
2,321	Tiffany & Co.	127,493
5,705	Time Warner Cable, Inc.	484,526
17,527	Time Warner, Inc.	685,656

13,531	TJX Cos., Inc. (The)	599,153
1,743	TripAdvisor, Inc.(b)	65,206
2,036	Urban Outfitters, Inc.(b)	62,200
1,578	VF Corp.	235,595
9,637	Viacom, Inc., Class B	450,144
32,645	Walt Disney Co. (The)	1,604,175
84	Washington Post Co. (The), Class B	28,434
1,408	Whirlpool Corp.	95,124
2,666	Wyndham Worldwide Corp.	138,765
1,456	Wynn Resorts Ltd.	136,500
8,415	Yum! Brands, Inc.	545,629
		24,525,190
	Consumer Staples - 11.6%
37,158	Altria Group, Inc.	1,336,573
12,025	Archer-Daniels-Midland Co.	313,732
7,895	Avon Products, Inc.	122,294
2,880	Beam, Inc.	181,094
1,812	Brown-Forman Corp., Class B	169,531
3,238	Campbell Soup Co.	107,210
2,376	Clorox Co. (The)	172,759
41,200	Coca-Cola Co. (The)	3,328,960
5,486	Coca-Cola Enterprises, Inc.	160,850
8,716	Colgate-Palmolive Co.	935,750
7,598	ConAgra Foods, Inc.	187,595
2,786	Constellation Brands, Inc., Class A(b)	78,593
7,894	Costco Wholesale Corp.	759,245
23,400	CVS Caremark Corp.	1,058,850
3,370	Dean Foods Co.(b)	41,687
3,876	Dr Pepper Snapple Group, Inc.	176,668
4,119	Estee Lauder Cos., Inc. (The), Class A	215,753
11,819	General Mills, Inc.	457,395
5,844	H.J. Heinz Co.	322,647
2,780	Hershey Co. (The)	199,437
2,502	Hormel Foods Corp.	69,831
2,068	J.M. Smucker Co. (The)	158,822
4,508	Kellogg Co.	215,032
7,163	Kimberly-Clark Corp.	622,536
32,385	Kraft Foods, Inc., Class A	1,286,008
10,245	Kroger Co. (The)	227,132
2,384	Lorillard, Inc.	306,678
2,424	McCormick & Co., Inc.	147,573
3,723	Mead Johnson Nutrition Co.	271,630

2,873	Molson Coors Brewing Co., Class B	$121,585
2,801	Monster Beverage Corp.(b)	186,183
28,562	PepsiCo, Inc.	2,077,314
31,150	Philip Morris International, Inc.	2,848,356
50,047	Procter & Gamble Co. (The)	3,230,033
6,056	Reynolds American, Inc.	280,211
4,395	Safeway, Inc.	68,342
10,697	Sysco Corp.	314,385
5,279	Tyson Foods, Inc., Class A	79,238
15,754	Walgreen Co.	572,816
31,519	Wal-Mart Stores, Inc.	2,345,959
2,987	Whole Foods Market, Inc.	274,147
		26,030,434
	Energy - 11.4%
4,024	Alpha Natural Resources, Inc.(b)	28,208
9,125	Anadarko Petroleum Corp.	633,640
7,140	Apache Corp.	614,897
8,011	Baker Hughes, Inc.	371,069
3,842	Cabot Oil & Gas Corp.	162,094
4,502	Cameron International Corp.(b)	226,315
12,091	Chesapeake Energy Corp.	227,553
36,033	Chevron Corp.	3,948,496
23,095	ConocoPhillips	1,257,292
4,161	CONSOL Energy, Inc.	120,586
7,147	Denbury Resources, Inc.(b)	108,063
7,387	Devon Energy Corp.	436,719
1,273	Diamond Offshore Drilling, Inc.	83,280
4,221	Ensco PLC, Class A (United Kingdom)(c)	229,327
4,928	EOG Resources, Inc.	482,993
2,740	EQT Corp.	154,536
85,403	Exxon Mobil Corp.	7,417,250
4,372	FMC Technologies, Inc.(b)	197,265
16,854	Halliburton Co.	558,373
1,964	Helmerich & Payne, Inc.	91,326
5,548	Hess Corp.	261,644
9,220	Kinder Morgan, Inc.	330,168
12,880	Marathon Oil Corp.	340,934
6,227	Marathon Petroleum Corp.	294,537
3,543	Murphy Oil Corp.	190,117
5,306	Nabors Industries Ltd. (Bermuda)(b)	73,435
7,787	National Oilwell Varco, Inc.	563,000
2,462	Newfield Exploration Co.(b)	75,165
4,614	Noble Corp. (Switzerland)	170,718
3,248	Noble Energy, Inc.	283,973
14,813	Occidental Petroleum Corp.	1,289,175
4,983	Peabody Energy Corp.	104,045
11,415	Phillips 66	429,204
2,244	Pioneer Natural Resources Co.	198,886
3,263	QEP Resources, Inc.	97,988
2,970	Range Resources Corp.	185,922
2,267	Rowan Cos. PLC, Class A (United Kingdom)(b)	79,640
24,357	Schlumberger Ltd.	1,735,680
6,356	Southwestern Energy Co.(b)	211,337
11,924	Spectra Energy Corp.	365,948
1,938	Sunoco, Inc.	93,392
2,569	Tesoro Corp.	71,033
10,094	Valero Energy Corp.	277,585
11,422	Williams Cos., Inc. (The)	363,105
3,638	WPX Energy, Inc.(b)	58,026
		25,493,939
	Financials - 14.5%
6,182	ACE Ltd.	454,377
8,539	Aflac, Inc.	373,837
8,972	Allstate Corp. (The)	307,740
18,288	American Express Co.	1,055,401
11,684	American International Group, Inc.(b)	365,359
7,206	American Tower Corp. REIT	521,066
3,995	Ameriprise Financial, Inc.	206,621
5,958	Aon PLC (United Kingdom)	293,134
2,587	Apartment Investment & Management Co., Class A REIT	70,961
1,566	Assurant, Inc.	56,705
1,742	AvalonBay Communities, Inc. REIT	256,231
196,816	Bank of America Corp.	1,444,629
21,783	Bank of New York Mellon Corp. (The)	463,542
12,764	BB&T Corp.	400,407
32,114	Berkshire Hathaway, Inc., Class B(b)	2,724,552
2,343	BlackRock, Inc.	398,919
2,741	Boston Properties, Inc. REIT	303,977
10,603	Capital One Financial Corp.	598,964
5,993	CBRE Group, Inc., Class A(b)	93,371
19,765	Charles Schwab Corp. (The)	249,632
4,934	Chubb Corp. (The)	358,653
2,973	Cincinnati Financial Corp.	112,498
53,553	Citigroup, Inc.	1,452,893
6,071	CME Group, Inc.	316,360
3,592	Comerica, Inc.	108,514
9,681	Discover Financial Services	348,129
4,647	E*TRADE Financial Corp.(b)	35,457
5,488	Equity Residential REIT	347,445
1,698	Federated Investors, Inc., Class B	34,147
16,802	Fifth Third Bancorp	232,204
4,619	First Horizon National Corp.	38,014
2,595	Franklin Resources, Inc.	298,295
8,987	Genworth Financial, Inc., Class A(b)	45,295
8,981	Goldman Sachs Group, Inc. (The)	906,183
8,063	Hartford Financial Services Group, Inc. (The)	132,636
7,660	HCP, Inc. REIT	361,629
3,906	Health Care REIT, Inc.	243,070
13,118	Host Hotels & Resorts, Inc. REIT	192,572
9,656	Hudson City Bancorp, Inc.	61,316
15,809	Huntington Bancshares, Inc.	98,253
1,329	IntercontinentalExchange, Inc.(b)	174,391
8,202	Invesco Ltd.(d)	181,510
69,522	JPMorgan Chase & Co.	2,502,792
17,432	KeyCorp	139,107
7,441	Kimco Realty Corp. REIT	145,025
2,303	Legg Mason, Inc.	56,470
3,627	Leucadia National Corp.	78,633
5,221	Lincoln National Corp.	104,681
5,585	Loews Corp.	221,110
2,315	M&T Bank Corp.	198,720
9,967	Marsh & McLennan Cos., Inc.	331,004
19,396	MetLife, Inc.	596,815
3,621	Moody’s Corp.	146,759
27,817	Morgan Stanley	379,980
2,236	NASDAQ OMX Group, Inc. (The)	50,757
4,402	Northern Trust Corp.	199,851
4,642	NYSE Euronext	118,278
6,511	People’s United Financial, Inc.	74,616
2,958	Plum Creek Timber Co., Inc. REIT	120,065

9,654	PNC Financial Services Group, Inc.	$570,551
5,487	Principal Financial Group, Inc.	140,412
11,134	Progressive Corp. (The)	219,785
8,413	ProLogis, Inc. REIT	271,992
8,562	Prudential Financial, Inc.	413,373
2,600	Public Storage REIT	387,270
25,827	Regions Financial Corp.	179,756
5,532	Simon Property Group, Inc. REIT	887,831
8,921	SLM Corp.	142,647
8,924	State Street Corp.	360,351
9,828	SunTrust Banks, Inc.	232,432
4,655	T. Rowe Price Group, Inc.	282,791
1,798	Torchmark Corp.	89,451
7,109	Travelers Cos., Inc. (The)	445,379
34,597	U.S. Bancorp	1,159,000
5,228	Unum Group	98,757
5,276	Ventas, Inc. REIT	354,811
3,395	Vornado Realty Trust REIT	283,483
97,046	Wells Fargo & Co.	3,281,125
9,815	Weyerhaeuser Co. REIT	229,180
5,699	XL Group PLC (Ireland)	117,684
3,364	Zions Bancorp.	61,225
		32,392,838
	Health Care - 12.1%
28,737	Abbott Laboratories	1,905,551
6,344	Aetna, Inc.	228,765
6,345	Agilent Technologies, Inc.	242,950
3,507	Alexion Pharmaceuticals, Inc.(b)	367,709
5,619	Allergan, Inc.	461,151
4,586	AmerisourceBergen Corp.	182,064
14,202	Amgen, Inc.	1,173,085
10,054	Baxter International, Inc.	588,260
3,702	Becton, Dickinson and Co.	280,278
4,374	Biogen Idec, Inc.(b)	637,860
26,141	Boston Scientific Corp.(b)	135,149
30,853	Bristol-Myers Squibb Co.	1,098,367
1,532	C.R. Bard, Inc.	149,002
6,320	Cardinal Health, Inc.	272,329
4,062	CareFusion Corp.(b)	99,153
8,046	Celgene Corp.(b)	550,829
2,674	Cerner Corp.(b)	197,662
5,264	CIGNA Corp.	212,034
2,613	Coventry Health Care, Inc.	87,091
8,804	Covidien PLC (Ireland)	491,968
1,718	DaVita, Inc.(b)	169,086
2,594	DENTSPLY International, Inc.	94,266
2,097	Edwards Lifesciences Corp.(b)	212,216
18,654	Eli Lilly & Co.	821,336
14,706	Express Scripts Holding Co.(b)	852,066
4,856	Forest Laboratories, Inc.(b)	162,919
13,826	Gilead Sciences, Inc.(b)	751,167
3,022	Hospira, Inc.(b)	105,015
2,983	Humana, Inc.	183,753
722	Intuitive Surgical, Inc.(b)	347,643
50,156	Johnson & Johnson	3,471,798
1,769	Laboratory Corp. of America Holdings(b)	148,755
3,266	Life Technologies Corp.(b)	143,312
4,302	McKesson Corp.	390,320
19,003	Medtronic, Inc.	749,098
55,550	Merck & Co., Inc.	2,453,644
7,840	Mylan, Inc.(b)	180,555
1,600	Patterson Cos., Inc.	54,560
2,087	PerkinElmer, Inc.	53,323
1,710	Perrigo Co.	194,974
136,752	Pfizer, Inc.	3,287,518
2,898	Quest Diagnostics, Inc.	169,330
5,728	St. Jude Medical, Inc.	213,998
5,912	Stryker Corp.	307,601
7,571	Tenet Healthcare Corp.(b)	34,978
6,710	Thermo Fisher Scientific, Inc.	373,546
18,948	UnitedHealth Group, Inc.	968,053
2,036	Varian Medical Systems, Inc.(b)	111,125
1,621	Waters Corp.(b)	125,595
2,333	Watson Pharmaceuticals, Inc.(b)	181,577
6,045	WellPoint, Inc.	322,138
3,219	Zimmer Holdings, Inc.	189,696
		27,186,218
	Industrials - 10.4%
12,671	3M Co.	1,155,975
1,899	Avery Dennison Corp.	58,470
13,682	Boeing Co. (The)	1,011,237
2,978	C.H. Robinson Worldwide, Inc.	157,387
11,917	Caterpillar, Inc.	1,003,531
2,015	Cintas Corp.	79,854
2,902	Cooper Industries PLC (Ireland)	208,596
18,978	CSX Corp.	435,355
3,509	Cummins, Inc.	336,513
10,499	Danaher Corp.	554,452
7,261	Deere & Co.	557,790
3,354	Dover Corp.	182,692
875	Dun & Bradstreet Corp. (The)	70,166
6,164	Eaton Corp.	270,230
13,393	Emerson Electric Co.	639,784
2,201	Equifax, Inc.	103,095
3,886	Expeditors International of Washington, Inc.	138,225
5,396	Fastenal Co.	232,675
5,755	FedEx Corp.	519,676
1,004	Flowserve Corp.	120,460
3,091	Fluor Corp.	153,252
6,584	General Dynamics Corp.	417,689
193,506	General Electric Co.	4,015,249
14,227	Honeywell International, Inc.	825,877
8,718	Illinois Tool Works, Inc.	473,736
5,455	Ingersoll-Rand PLC (Ireland)	231,347
3,127	Iron Mountain, Inc.	100,721
2,362	Jacobs Engineering Group, Inc.(b)	91,102
1,937	Joy Global, Inc.	100,608
1,780	L-3 Communications Holdings, Inc.	126,184
4,859	Lockheed Martin Corp.	433,763
6,531	Masco Corp.	78,568
5,946	Norfolk Southern Corp.	440,301
4,593	Northrop Grumman Corp.	304,057
6,515	PACCAR, Inc.	260,665
2,121	Pall Corp.	113,283
2,762	Parker Hannifin Corp.	221,844
3,664	Pitney Bowes, Inc.	48,951
2,652	Precision Castparts Corp.	412,545
3,897	Quanta Services, Inc.(b)	89,592
3,296	R.R. Donnelley & Sons Co.	39,948
6,088	Raytheon Co.	337,762
5,751	Republic Services, Inc.	166,376
2,615	Robert Half International, Inc.	70,631
2,607	Rockwell Automation, Inc.	175,608
2,651	Rockwell Collins, Inc.	134,061

1,780	Roper Industries, Inc.	$177,021
935	Ryder System, Inc.	36,876
1,064	Snap-On, Inc.	72,118
14,036	Southwest Airlines Co.	128,991
3,118	Stanley Black & Decker, Inc.	208,563
1,555	Stericycle, Inc.(b)	144,382
5,121	Textron, Inc.	133,402
8,455	Tyco International Ltd. (Switzerland)	464,518
8,698	Union Pacific Corp.	1,066,462
17,519	United Parcel Service, Inc., Class B	1,324,612
16,641	United Technologies Corp.	1,238,756
1,113	W.W. Grainger, Inc.	227,976
8,452	Waste Management, Inc.	290,749
3,396	Xylem, Inc.	81,436
		23,295,745
	Information Technology - 20.1%
11,770	Accenture PLC, Class A (Ireland)	709,731
9,065	Adobe Systems, Inc.(b)	279,927
10,770	Advanced Micro Devices, Inc.(b)	43,726
3,277	Akamai Technologies, Inc.(b)	115,285
5,900	Altera Corp.	209,155
2,967	Amphenol Corp., Class A	174,697
5,449	Analog Devices, Inc.	212,947
17,074	Apple, Inc.	10,428,116
23,404	Applied Materials, Inc.	254,870
4,200	Autodesk, Inc.(b)	142,464
8,932	Automatic Data Processing, Inc.	505,105
2,941	BMC Software, Inc.(b)	116,464
9,061	Broadcom Corp., Class A(b)	306,987
6,475	CA, Inc.	155,853
97,835	Cisco Systems, Inc.	1,560,468
3,404	Citrix Systems, Inc.(b)	247,403
5,566	Cognizant Technology Solutions Corp., Class A(b)	315,982
2,838	Computer Sciences Corp.	69,872
27,714	Corning, Inc.	316,217
27,155	Dell, Inc.(b)	322,601
20,985	eBay, Inc.(b)	929,635
5,817	Electronic Arts, Inc.(b)	64,103
38,348	EMC Corp.(b)	1,005,101
1,455	F5 Networks, Inc.(b)	135,868
4,367	Fidelity National Information Services, Inc.	137,298
1,080	First Solar, Inc.(b)	16,783
2,488	Fiserv, Inc.(b)	174,483
2,821	FLIR Systems, Inc.	57,689
4,641	Google, Inc., Class A(b)	2,937,614
2,085	Harris Corp.	86,840
36,116	Hewlett-Packard Co.	658,756
91,886	Intel Corp.	2,361,470
21,070	International Business Machines Corp.	4,129,299
5,367	Intuit, Inc.	311,393
3,324	Jabil Circuit, Inc.	72,131
4,230	JDS Uniphase Corp.(b)	41,623
9,681	Juniper Networks, Inc.(b)	169,708
3,060	KLA-Tencor Corp.	155,785
3,685	Lam Research Corp.(b)	126,801
1,301	Lexmark International, Inc., Class A	22,754
4,207	Linear Technology Corp.	135,676
10,407	LSI Corp.(b)	71,808
1,940	MasterCard, Inc., Class A	846,946
3,538	Microchip Technology, Inc.	118,098
18,099	Micron Technology, Inc.(b)	112,395
136,544	Microsoft Corp.	4,023,952
2,520	Molex, Inc.	63,302
5,329	Motorola Solutions, Inc.	257,604
6,624	NetApp, Inc.(b)	216,406
11,318	NVIDIA Corp.(b)	153,246
70,870	Oracle Corp.	2,140,274
5,892	Paychex, Inc.	192,609
31,312	QUALCOMM, Inc.	1,868,700
3,525	Red Hat, Inc.(b)	189,152
5,058	SAIC, Inc.	58,521
2,525	Salesforce.com, Inc.(b)	314,009
4,452	SanDisk Corp.(b)	183,111
6,924	Seagate Technology PLC (Ireland)	207,858
13,177	Symantec Corp.(b)	207,538
7,811	TE Connectivity Ltd. (Switzerland)	257,841
3,080	Teradata Corp.(b)	208,270
3,417	Teradyne, Inc.(b)	50,264
20,901	Texas Instruments, Inc.	569,343

2,935	Total System Services, Inc.	69,413
2,887	VeriSign, Inc.(b)	128,241
9,097	Visa, Inc., Class A	1,174,150
4,284	Western Digital Corp.(b)	170,375
11,191	Western Union Co. (The)	195,059
24,648	Xerox Corp.	170,811
4,825	Xilinx, Inc.	156,330
22,256	Yahoo!, Inc.(b)	352,535
		44,946,841
	Materials - 3.4%
3,864	Air Products & Chemicals, Inc.	310,782
1,268	Airgas, Inc.	100,578
19,504	Alcoa, Inc.	165,199
1,959	Allegheny Technologies, Inc.	58,829
2,864	Ball Corp.	119,028
1,889	Bemis Co., Inc.	58,087
1,195	CF Industries Holdings, Inc.	233,933
2,606	Cliffs Natural Resources, Inc.	106,559
21,830	Dow Chemical Co. (The)	628,267
17,118	E.I. du Pont de Nemours & Co.	850,765
2,794	Eastman Chemical Co.	146,070
5,331	Ecolab, Inc.	348,914
2,503	FMC Corp.	136,914
17,339	Freeport-McMoRan Copper & Gold, Inc.	583,804
1,485	International Flavors & Fragrances, Inc.	82,774
7,986	International Paper Co.	262,021
3,147	MeadWestvaco Corp.	89,375
9,745	Monsanto Co.	834,367
5,440	Mosaic Co. (The)	316,118
9,055	Newmont Mining Corp.	402,676
5,795	Nucor Corp.	227,164
3,018	Owens-Illinois, Inc.(b)	55,682
2,784	PPG Industries, Inc.	304,737
5,455	Praxair, Inc.	566,011
3,547	Sealed Air Corp.	57,461
1,564	Sherwin-Williams Co. (The)	210,123
2,210	Sigma-Aldrich Corp.	152,932
1,507	Titanium Metals Corp.	17,572
2,633	United States Steel Corp.	54,371
2,368	Vulcan Materials Co.	91,736
		7,572,849
	Telecommunication Services - 3.4%
107,074	AT&T, Inc.	4,060,246
11,345	CenturyLink, Inc.	471,271

4,713	Crown Castle International Corp.(b)	$291,640
18,263	Frontier Communications Corp.	71,591
5,383	MetroPCS Communications, Inc.(b)	47,155
54,766	Sprint Nextel Corp.(b)	238,780
51,886	Verizon Communications, Inc.	2,342,134
10,757	Windstream Corp.	107,140
		7,629,957
	Utilities - 3.8%
11,790	AES Corp. (The)(b)	142,187
2,147	AGL Resources, Inc.	86,954
4,434	Ameren Corp.	151,687
8,849	American Electric Power Co., Inc.	373,782
7,816	CenterPoint Energy, Inc.	164,605
4,762	CMS Energy Corp.	117,431
5,354	Consolidated Edison, Inc.	345,333
10,438	Dominion Resources, Inc.	566,888
3,108	DTE Energy Co.	190,738
12,854	Duke Energy Corp.	871,244
5,947	Edison International	274,632
3,237	Entergy Corp.	235,233
15,563	Exelon Corp.	608,825
7,638	FirstEnergy Corp.	383,580
1,430	Integrys Energy Group, Inc.	86,572
7,618	NextEra Energy, Inc.	540,116
5,197	NiSource, Inc.	132,991
5,725	Northeast Utilities	228,313
4,164	NRG Energy, Inc.	82,531
3,797	ONEOK, Inc.	169,005
4,174	Pepco Holdings, Inc.	83,313
7,709	PG&E Corp.	355,847
2,000	Pinnacle West Capital Corp.	107,080
10,597	PPL Corp.	306,253
9,235	Public Service Enterprise Group, Inc.	306,971
2,131	SCANA Corp.	104,781
4,380	Sempra Energy	308,396
15,867	Southern Co. (The)	763,996
3,946	TECO Energy, Inc.	71,778
4,211	Wisconsin Energy Corp.	171,556
8,895	Xcel Energy, Inc.	260,624
		8,593,242
	Total Investments (Cost $203,326,780)(e)-101.7%	227,667,253
	Liabilities in excess of other assets-(1.7)%	(3,860,938)
	Net Assets-100.0%	$223,806,315

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) A portion of all securities in the portfolio are subject to call options when written. The following written options contracts were open at July 31, 2012:

			Number			Unrealized
	Contract	Strike	of	Premiums	Notional	Appreciation/
	Month	Price	Contracts	Received	Value	Depreciation
Call Option S&P 500 Index	Aug-12	$1,370	1,650	$3,013,538	$3,910,500	$(896,962)

(b) Non-income producing security.

(c) Security not subject to call options written.

(d) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earning from the investment in Invesco Ltd. for the three months ended July 31, 2012.

				Change in Unrealized
	Value April 30, 2012	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Realized Gain	Value July 31, 2012	Dividend Income
Invesco Ltd.	$137,614	$68,509	$(9,869)	$(16,614)	$1,870	$181,510	$1,058

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $24,340,473, which consisted of aggregate gross unrealized appreciation of $28,848,952 and aggregate gross unrealized depreciation of $4,508,479.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Quality Portfolio (SPHQ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.3%
21,930	Darden Restaurants, Inc.	$1,122,377
24,473	Family Dollar Stores, Inc.	1,617,176
19,672	Gap, Inc. (The)	580,127
17,958	Genuine Parts Co.	1,149,851
12,467	Harley-Davidson, Inc.	538,948
33,448	Hasbro, Inc.	1,198,107
21,141	Home Depot, Inc. (The)	1,103,137
39,811	Johnson Controls, Inc.	981,341
20,531	Lowe’s Cos., Inc.	520,872
17,543	Mattel, Inc.	616,987
11,933	McDonald’s Corp.	1,066,333
25,097	News Corp., Class A	577,733
17,567	NIKE, Inc., Class B	1,639,880
21,223	Nordstrom, Inc.	1,149,013
33,997	Omnicom Group, Inc.	1,705,970
7,778	Ralph Lauren Corp.	1,122,677
24,198	Ross Stores, Inc.	1,607,715
26,638	Target Corp.	1,615,595
10,522	Tiffany & Co.	577,974
36,858	TJX Cos., Inc. (The)	1,632,072
7,871	VF Corp.	1,175,140
34,243	Walt Disney Co. (The)	1,682,701
25,499	Yum! Brands, Inc.	1,653,355
		26,635,081
	Consumer Staples - 20.1%
15,476	Altria Group, Inc.	556,672
40,028	Archer-Daniels-Midland Co.	1,044,330
11,371	Brown-Forman Corp., Class B	1,063,871
16,409	Campbell Soup Co.	543,302
15,066	Clorox Co. (The)	1,095,449
21,347	Coca-Cola Co. (The)	1,724,838
15,654	Colgate-Palmolive Co.	1,680,613
5,768	Costco Wholesale Corp.	554,766
34,364	CVS Caremark Corp.	1,554,971
10,631	Estee Lauder Cos., Inc. (The), Class A	556,852
28,205	General Mills, Inc.	1,091,533
57,227	Hormel Foods Corp.	1,597,205
14,405	J.M. Smucker Co. (The)	1,106,304
33,354	Kellogg Co.	1,590,986
12,868	Kimberly-Clark Corp.	1,118,358
13,770	Kraft Foods, Inc., Class A	546,807
11,908	Lorillard, Inc.	1,531,845
27,109	McCormick & Co., Inc.	1,650,396
23,448	PepsiCo, Inc.	1,705,373
25,364	Procter & Gamble Co. (The)	1,636,992
57,102	Sysco Corp.	1,678,228
53,972	Walgreen Co.	1,962,422
22,555	Wal-Mart Stores, Inc.	1,678,769
		29,270,882
	Energy - 3.5%
6,560	Apache Corp.	564,947
15,575	Chevron Corp.	1,706,709
19,316	Exxon Mobil Corp.	1,677,595
12,687	Hess Corp.	598,319
6,412	Occidental Petroleum Corp.	558,036
		5,105,606
	Financials - 5.7%
12,551	Aflac, Inc.	549,483
9,446	American Express Co.	545,129
3,669	AvalonBay Communities, Inc. REIT	539,673
3,120	BlackRock, Inc.	531,211
10,059	Capital One Financial Corp.	568,233
15,336	Chubb Corp. (The)	1,114,774
9,094	Health Care REIT, Inc. REIT	565,920
89,095	Hudson City Bancorp, Inc.	565,753
28,359	Kimco Realty Corp. REIT	552,717
14,951	Moody’s Corp.	605,964
8,719	T. Rowe Price Group, Inc.	529,679
21,214	Torchmark Corp.	1,055,396
16,136	Wells Fargo & Co.	545,558
		8,269,490
	Health Care - 9.3%
16,820	Abbott Laboratories	1,115,334
13,794	AmerisourceBergen Corp.	547,622
20,194	Baxter International, Inc.	1,181,551
14,787	Becton, Dickinson and Co.	1,119,524
10,227	C.R. Bard, Inc.	994,678
15,053	DENTSPLY International, Inc.	547,026
9,546	Express Scripts Holding Co.(a)	553,095
24,049	Johnson & Johnson	1,664,672
5,771	McKesson Corp.	523,603
29,322	Medtronic, Inc.	1,155,873
24,809	Mylan, Inc.(a)	571,351
8,678	Quest Diagnostics, Inc.	507,055
31,106	Stryker Corp.	1,618,445
29,897	UnitedHealth Group, Inc.	1,527,438
		13,627,267
	Industrials - 25.2%
18,840	3M Co.	1,718,773
27,383	C.H. Robinson Worldwide, Inc.	1,447,191
20,108	Caterpillar, Inc.	1,693,295
13,722	Cintas Corp.	543,803
48,590	CSX Corp.	1,114,655
6,190	Cummins, Inc.	593,621
32,572	Danaher Corp.	1,720,127
14,206	Deere & Co.	1,091,305
20,839	Dover Corp.	1,135,100
28,907	Eaton Corp.	1,267,283
36,720	Emerson Electric Co.	1,754,114
43,819	Expeditors International of Washington, Inc.	1,558,642
25,332	Fastenal Co.	1,092,316
11,611	Fluor Corp.	575,673
25,457	General Dynamics Corp.	1,614,992
27,664	General Electric Co.	574,028
10,036	Honeywell International, Inc.	582,590
21,684	Illinois Tool Works, Inc.	1,178,309
23,803	L-3 Communications Holdings, Inc.	1,687,395
6,269	Lockheed Martin Corp.	559,634
14,942	Norfolk Southern Corp.	1,106,455
17,259	Northrop Grumman Corp.	1,142,546
10,374	Pall Corp.	554,075

14,892	Parker Hannifin Corp.	$1,196,125
9,776	Raytheon Co.	542,372
20,406	Republic Services, Inc.	590,346
22,584	Rockwell Collins, Inc.	1,142,073
11,441	Roper Industries, Inc.	1,137,807
8,942	Snap-On, Inc.	606,089
9,316	Union Pacific Corp.	1,142,235
22,432	United Technologies Corp.	1,669,838
8,696	W.W. Grainger, Inc.	1,781,202
16,925	Waste Management, Inc.	582,220
		36,696,229
	Information Technology - 5.0%
19,719	Automatic Data Processing, Inc.	1,115,109
13,409	Harris Corp.	558,485
28,935	Hewlett-Packard Co.	527,774
8,875	International Business Machines Corp.	1,739,323
36,585	Linear Technology Corp.	1,179,866
18,636	Microsoft Corp.	549,203
18,491	Oracle Corp.	558,428
34,550	Paychex, Inc.	1,129,440
		7,357,628
	Materials - 7.5%
13,732	Air Products & Chemicals, Inc.	1,104,465
6,645	Airgas, Inc.	527,081
26,704	Ball Corp.	1,109,818
11,501	E.I. du Pont de Nemours & Co.	571,600
24,383	Ecolab, Inc.	1,595,867
20,179	International Flavors & Fragrances, Inc.	1,124,778
6,523	Monsanto Co.	558,499
15,380	Praxair, Inc.	1,595,829
8,456	Sherwin-Williams Co. (The)	1,136,064
23,047	Sigma-Aldrich Corp.	1,594,852
		10,918,853
	Utilities - 5.4%
27,920	AGL Resources, Inc.	1,130,760
10,092	Dominion Resources, Inc.	548,096
23,706	Entergy Corp.	1,722,715
11,078	FirstEnergy Corp.	556,337
15,874	NextEra Energy, Inc.	1,125,467
12,628	ONEOK, Inc.	562,072
7,985	Sempra Energy	562,224
11,484	Southern Co. (The)	552,955
26,809	Wisconsin Energy Corp.	1,092,199
		7,852,825
	Total Common Stocks and Other Equity Interests (Cost $131,726,302)	145,733,861

	Money Market Fund - 0.5%
681,884	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $681,884)	681,884

	Total Investments (Cost $132,408,186)(b)-100.5%	146,415,745
	Liabilities in excess of other assets-(0.5)%	(661,907)
	Net Assets-100.0%	$145,753,838

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $132,835,259. The net unrealized appreciation was $13,580,486 which consisted of aggregate gross unrealized appreciation of $17,106,486 and aggregate gross unrealized depreciation of $3,526,000.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio (PHO)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agriculture - 0.1%
130,830	Cadiz, Inc.(a)(b)	$928,893

	Electronics - 17.1%
416,165	Badger Meter, Inc.	14,103,832
809,178	Itron, Inc.(b)	31,533,667
726,821	Waters Corp.(b)	56,314,091
877,243	Watts Water Technologies, Inc., Class A	29,510,455
		131,462,045
	Engineering & Construction - 4.1%
874,553	Aegion Corp.(b)	15,217,222
765,158	Layne Christensen Co.(b)	16,144,834
		31,362,056
	Environmental Control - 6.8%
1,408,969	Calgon Carbon Corp.(b)	19,500,131
1,133,327	Energy Recovery, Inc.(a)(b)	2,549,986
1,160,179	Tetra Tech, Inc.(b)	29,828,202
		51,878,319
	Hand/Machine Tools - 2.4%
330,156	Franklin Electric Co., Inc.	18,624,100

	Housewares - 3.8%
778,229	Toro Co. (The)	29,261,410

	Machinery-Diversified - 18.1%
564,173	Flowserve Corp.	67,689,477
267,373	Gorman-Rupp Co. (The)	7,422,274
520,986	Lindsay Corp.	36,937,907
1,144,606	Xylem, Inc.	27,447,652
		139,497,310
	Metal Fabricate/Hardware - 7.1%
4,377,212	Mueller Water Products, Inc., Class A	15,495,330
328,530	Northwest Pipe Co.(b)	7,999,706
253,213	Valmont Industries, Inc.	31,368,026
		54,863,062
	Miscellaneous Manufacturing - 15.3%
1,041,785	Pall Corp.	55,641,737
1,422,614	Pentair, Inc.(a)	62,353,172
		117,994,909
	Water - 25.2%
349,347	American States Water Co.	14,200,955
1,694,994	American Water Works Co., Inc.	61,443,533
1,255,103	Aqua America, Inc.	32,180,841
1,045,187	California Water Service Group	19,304,604
415,787	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)(a)	35,092,423
355,775	Consolidated Water Co. Ltd. (Cayman Islands)	2,917,355
2,529,920	Veolia Environnement SA ADR (France)(a)	28,790,490
		193,930,201
	Total Common Stocks and Other Equity Interests (Cost $754,066,981)	769,802,305

	Money Market Fund - 0.1%
285,988	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $285,988)	285,988

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $754,352,969)-100.1%	770,088,293

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.2%
17,229,345	Invesco Liquid Assets Portfolio - Institutional Class (Cost $17,229,345)(c)(d)	17,229,345

	Total Investments (Cost $771,582,314)(e)-102.3%	787,317,638
	Liabilities in excess of other assets-(2.3)%	(17,557,227)
	Net Assets-100.0%	$769,760,411

Investment Abbreviations:

ADR	- American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $825,774,697. The net unrealized depreciation was $38,457,059  which consisted of aggregate gross unrealized appreciation of $80,766,872 and aggregate gross unrealized depreciation of $119,223,931.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio (PBW)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Auto Manufacturers - 2.2%
101,563	Tesla Motors, Inc.(a)(b)	$2,784,857

	Auto Parts & Equipment - 5.5%
294,851	Amerigon, Inc.(b)	3,317,074
210,546	Fuel Systems Solutions, Inc.(b)	3,730,875
		7,047,949
	Chemicals - 10.4%
38,813	Air Products & Chemicals, Inc.	3,121,730
188,269	OM Group, Inc.(b)	2,955,823
61,780	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,702,476
432,551	Zoltek Cos., Inc.(b)	3,607,475
		13,387,504
	Commercial Services - 2.6%
148,937	Quanta Services, Inc.(b)	3,424,062

	Computers - 1.0%
198,321	Echelon Corp.(b)	638,594
108,504	Maxwell Technologies, Inc.(b)	706,361
		1,344,955
	Electric - 16.3%
303,935	Ameresco, Inc., Class A(b)	3,695,850
202,235	Calpine Corp.(b)	3,456,196
133,471	CPFL Energia SA ADR (Brazil)	3,088,519
105,694	EnerNOC, Inc.(b)	670,100
79,472	IDACORP, Inc.	3,353,718
50,253	ITC Holdings Corp.	3,728,270
172,205	Ormat Technologies, Inc.(a)	3,099,690
		21,092,343
	Electrical Components & Equipment - 15.2%
2,134,661	A123 Systems, Inc.(a)(b)	939,251
687,454	American Superconductor Corp.(a)(b)	2,550,454
191,185	Canadian Solar, Inc. (China)(a)(b)	510,464
527,759	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)(a)(b)	728,307
724,699	Power-One, Inc.(b)	3,623,495
154,036	PowerSecure International, Inc.(b)	703,945
763,323	SunPower Corp., Class A(a)(b)	2,992,226
1,985,481	Suntech Power Holdings Co. Ltd. ADR (China)(a)(b)	2,243,594
100,367	Universal Display Corp.(a)(b)	3,187,656
1,306,984	Yingli Green Energy Holding Co. Ltd. ADR (China)(a)(b)	2,091,174
		19,570,566
	Electronics - 3.1%
85,325	Itron, Inc.(b)	3,325,115
265,436	SemiLEDs Corp.(b)	629,083
		3,954,198
	Energy-Alternate Sources - 11.9%
735,051	Amyris, Inc.(a)(b)	2,844,647
627,389	Ballard Power Systems, Inc. (Canada)(b)	646,211
676,602	FuelCell Energy, Inc.(b)	703,666
341,961	Gevo, Inc.(a)(b)	1,326,809
651,058	JA Solar Holdings Co. Ltd. ADR (China)(a)(b)	607,437
343,513	KiOR, Inc., Class A(a)(b)	2,624,439
534,995	Renesola Ltd. ADR (British Virgin Islands)(a)(b)	684,794
228,178	Solazyme, Inc.(a)(b)	3,132,884
583,213	Trina Solar Ltd. ADR (Cayman Islands)(a)(b)	2,752,765
		15,323,652
	Engineering & Construction - 0.2%
310,855	Lime Energy Co.(a)(b)	301,529

	Food - 2.5%
255,585	Cosan Ltd., Class A (Brazil)	3,245,930

	Metal Fabricate/Hardware - 3.0%
181,037	Kaydon Corp.	3,819,881

	Mining - 4.4%
159,138	Molycorp, Inc.(a)(b)	2,772,184
690,406	Rare Element Resources Ltd. (Canada)(a)(b)	2,968,746
		5,740,930

	Miscellaneous Manufacturing - 2.9%
86,417	Polypore International, Inc.(a)(b)	3,211,256
156,846	STR Holdings, Inc.(b)	523,865
		3,735,121
	Semiconductors - 18.7%
254,029	Aixtron SE ADR (Germany)(a)	3,340,481
138,320	Cree, Inc.(a)(b)	3,312,764
244,180	First Solar, Inc.(a)(b)	3,794,557
724,466	GT Advanced Technologies, Inc.(a)(b)	3,709,266
600,119	Hanwha SolarOne Co. Ltd. ADR (Cayman Islands)(a)(b)	630,125
168,168	International Rectifier Corp.(a)(b)	2,865,583
1,624,775	MEMC Electronic Materials, Inc.(b)	3,119,568
334,591	Rubicon Technology, Inc.(a)(b)	3,362,640
		24,134,984
	Total Common Stocks and Other Equity Interests (Cost $246,614,269)	128,908,461

	Money Market Fund - 0.1%
148,742	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $148,742)	148,742

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $246,763,011)-100.0%	129,057,203

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 26.2%
33,801,100	Invesco Liquid Assets Portfolio - Institutional Class (Cost $33,801,100)(c)(d)	33,801,100

Total Investments (Cost $280,564,111)(e)-126.2%	$162,858,303
Liabilities in excess of other assets-(26.2)%	(33,845,130)
Net Assets-100.0%	$129,013,173

Investment Abbreviations:

ADR	- American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $295,092,126. The net unrealized depreciation was $132,233,823 which consisted of aggregate gross unrealized appreciation of $5,342,016 and aggregate gross unrealized depreciation of $137,575,839.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio (PUW)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Agriculture - 1.9%
19,881	Andersons, Inc. (The)	$754,882

	Auto Manufacturers - 1.7%
33,525	Tata Motors Ltd. ADR (India)	677,205

	Auto Parts & Equipment - 6.8%
59,742	Exide Technologies(a)	175,044
30,621	Johnson Controls, Inc.	754,808
28,797	Tenneco, Inc.(a)	843,464
25,314	Westport Innovations, Inc. (Canada)(a)	952,566
		2,725,882
	Building Materials - 4.1%
51,790	Apogee Enterprises, Inc.	838,480
29,993	Owens Corning(a)	805,612
		1,644,092
	Chemicals - 6.1%
31,898	Methanex Corp. (Canada)	879,428
19,250	Rockwood Holdings, Inc.	851,235
17,381	Sasol Ltd. ADR (South Africa)	721,138
		2,451,801
	Electric - 5.8%
115,942	Centrais Eletricas Brasileiras SA ADR (Brazil)	791,884
43,346	Companhia Energetica de Minas Gerais ADR (Brazil)	824,008
42,688	Enersis SA ADR (Chile)	706,486
		2,322,378
	Electrical Components & Equipment - 13.3%
15,653	Acuity Brands, Inc.	906,935
18,027	Emerson Electric Co.	861,150
11,488	Energizer Holdings, Inc.	893,421
25,986	EnerSys(a)	887,422
33,192	General Cable Corp.(a)	867,307
89,614	GrafTech International Ltd.(a)	936,466
		5,352,701
	Electronics - 8.3%
41,787	Elster Group SE ADR (Germany)(a)	853,290
22,485	ESCO Technologies, Inc.	809,685
43,032	Koninklijke Philips Electronics NV (Netherlands)	947,134
21,615	Woodward, Inc.	725,616
		3,335,725
	Energy-Alternate Sources - 2.0%
58,597	Clean Energy Fuels Corp.(a)	826,804

	Engineering & Construction - 6.8%
23,505	Chicago Bridge & Iron Co. NV (Netherlands)	840,069
51,345	Foster Wheeler AG (Switzerland)(a)	926,264
82,462	McDermott International, Inc.(a)	964,805
		2,731,138
	Environmental Control - 6.3%
7,309	ADA-ES, Inc.(a)	165,622
48,941	Covanta Holding Corp.	840,806
232,727	Heckmann Corp.(a)	716,799
419,505	Rentech, Inc.(a)	834,815
		2,558,042
	Hand/Machine Tools - 2.1%
13,309	Regal-Beloit Corp.	856,700

	Machinery-Diversified - 4.8%
53,180	Altra Holdings, Inc.	878,534
13,241	Chart Industries, Inc.(a)	858,811
9,132	Global Power Equipment Group, Inc.	187,662
		1,925,007
	Mining - 5.6%
133,786	Avalon Rare Metals, Inc. (Canada)(a)	198,003
40,011	Cameco Corp. (Canada)	836,230
744,106	Denison Mines Corp. (Canada)(a)	1,004,543
98,960	Uranium Energy Corp.(a)	197,920
		2,236,696
	Miscellaneous Manufacturing - 11.3%
17,078	A.O. Smith Corp.	843,995

21,822	Eaton Corp.	956,677
33,555	Hexcel Corp.(a)	781,496
28,286	LSB Industries, Inc.(a)	908,829
25,229	PMFG, Inc.(a)	201,832
10,318	Siemens AG ADR (Germany)	873,831
		4,566,660
	Oil & Gas - 6.8%
48,717	Chesapeake Energy Corp.	916,854
13,916	Range Resources Corp.	871,141
28,128	Southwestern Energy Co.(a)	935,256
		2,723,251
	Semiconductors - 2.3%
25,991	Veeco Instruments, Inc.(a)	928,139

	Telecommunications - 1.6%
58,042	Corning, Inc.	662,259

	Transportation - 2.3%
24,536	Golar LNG Ltd. (Bermuda)	948,562

	Total Common Stocks and Other Equity Interests (Cost $41,082,509)	40,227,924

	Money Market Fund - 0.3%
122,804	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $122,804)	122,804

	Total Investments (Cost $41,205,313)(b)-100.2%	40,350,728
	Liabilities in excess of other assets-(0.2)%	(99,495)
	Net Assets-100.0%	$40,251,233

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $42,675,863. The net unrealized depreciation was $2,325,135 which consisted of aggregate gross unrealized appreciation of $4,282,967 and aggregate gross unrealized depreciation of $6,608,102.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback Achievers™ Portfolio (PKW)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 32.8%
6,345	Aaron’s, Inc.	$186,099
6,287	Advance Auto Parts, Inc.	441,033
6,312	Aeropostale, Inc.(a)	124,473
691	America’s Car-Mart, Inc.(a)	31,703
3,091	Ameristar Casinos, Inc.	52,145
4,029	ANN, Inc.(a)	109,105
12,973	Apollo Group, Inc., Class A(a)	352,866
9,572	AutoNation, Inc.(a)	377,424
3,202	AutoZone, Inc.(a)	1,201,486
4,043	Bally Technologies, Inc.(a)	176,719
20,221	Bed Bath & Beyond, Inc.(a)	1,232,470
35,969	Best Buy Co., Inc.	650,679
5,697	Big Lots, Inc.(a)	230,785
1,510	Blue Nile, Inc.(a)	38,777
6,629	Brinker International, Inc.	214,846
1,565	Build-A-Bear Workshop, Inc.(a)	7,277
21,221	Cablevision Systems Corp., Class A	325,530
1,543	Capella Education Co.(a)	40,920
8,236	Career Education Corp.(a)	38,792
1,715	CEC Entertainment, Inc.	59,099
4,541	Cheesecake Factory, Inc. (The)(a)	152,214
14,460	Chico’s FAS, Inc.	221,527
4,270	Dillard’s, Inc., Class A	278,532
56,910	DIRECTV, Class A(a)	2,826,151
13,570	Discovery Communications, Inc., Class A(a)	687,049
5,020	E.W. Scripps Co. (The), Class A(a)	46,636
19,907	Education Management Corp.(a)	74,850
10,186	Family Dollar Stores, Inc.	673,091
3,416	Fred’s, Inc., Class A	48,507
13,031	GameStop Corp., Class A	208,757
39,271	Gap, Inc. (The)	1,158,102
10,814	Hasbro, Inc.	387,357
5,471	hhgregg, Inc.(a)	37,640
2,216	Hibbett Sports, Inc.(a)	134,666
133,354	Home Depot, Inc. (The)	6,958,412
3,696	Hot Topic, Inc.	37,551
15,834	Hyatt Hotels Corp., Class A(a)	562,899
42,238	Interpublic Group of Cos., Inc. (The)	416,889
2,980	ITT Educational Services, Inc.(a)	115,684
19,956	J.C. Penney Co., Inc.	449,210
4,027	Jack in the Box, Inc.(a)	108,689
2,285	JAKKS Pacific, Inc.	36,606
6,695	Jones Group, Inc. (The)	70,766
19,935	Kohl’s Corp.	991,168
11,457	Leggett & Platt, Inc.	265,573
8,949	Liberty Media Corp., Class A(a)	846,575
23,394	Limited Brands, Inc.	1,112,385
109,443	Lowe’s Cos., Inc.	2,776,569
30,523	Marriott International, Inc., Class A	1,111,648
27,730	Mattel, Inc.	975,264
490	NVR, Inc.(a)	379,250
23,238	Omnicom Group, Inc.	1,166,083
10,565	O’Reilly Automotive, Inc.(a)	905,843
1,927	Papa John’s International, Inc.(a)	98,296
2,297	PetMed Express, Inc.	22,327
9,550	PetSmart, Inc.	631,350
9,767	Pier 1 Imports, Inc.	161,058
13,391	RadioShack Corp.	38,968
1,392	Red Robin Gourmet Burgers, Inc.(a)	41,551
4,871	Rent-A-Center, Inc.	173,213
2,675	Scholastic Corp.	80,598
17,957	Service Corp. International	230,747
2,669	Stage Stores, Inc.	50,551
1,416	Strayer Education, Inc.	102,887
54,815	Target Corp.	3,324,530
26,443	Time Warner Cable, Inc.	2,245,804
83,830	Time Warner, Inc.	3,279,430
5,085	Tupperware Brands Corp.	266,556
11,392	Urban Outfitters, Inc.(a)	348,026
3,720	Valassis Communications, Inc.(a)	83,886
42,325	Viacom, Inc., Class B	1,977,001
22,316	Virgin Media, Inc.	611,012
151,699	Walt Disney Co. (The)	7,454,489
3,625	Warnaco Group, Inc. (The)(a)	154,642
732	Washington Post Co. (The), Class B	247,782
35,771	Wendy’s Co. (The)	164,189
9,277	Wet Seal, Inc. (The), Class A(a)	25,419
13,200	Wyndham Worldwide Corp.	687,060
		54,615,743
	Consumer Staples - 4.3%
2,907	Central Garden & Pet Co., Class A(a)	33,198
11,251	Clorox Co. (The)	818,060
25,158	Coca-Cola Enterprises, Inc.	737,633
38,172	ConAgra Foods, Inc.	942,467
18,052	Dr Pepper Snapple Group, Inc.	822,810
5,438	Energizer Holdings, Inc.(a)	422,913
11,822	Hillshire Brands Co.	302,761
51,035	Kroger Co. (The)	1,131,446
11,793	Lorillard, Inc.	1,517,051
25,152	Safeway, Inc.	391,114
1,209	USANA Health Sciences, Inc.(a)	54,381
		7,173,834
	Energy - 5.4%
112,997	ConocoPhillips	6,151,557
35,203	Devon Energy Corp.	2,081,201
6,421	Dresser-Rand Group, Inc.(a)	298,641
4,448	Green Plains Renewable Energy, Inc.(a)	19,749
875	REX American Resources Corp.(a)	15,444
9,038	Sunoco, Inc.	435,541
		9,002,133
	Financials - 7.8%
43,919	Allstate Corp. (The)	1,506,422
8,956	American Financial Group, Inc.	337,731
19,580	Ameriprise Financial, Inc.	1,012,678
6,211	Aspen Insurance Holdings Ltd. (Bermuda)	178,504
7,472	Assurant, Inc.	270,561
20,492	CapitalSource, Inc.	134,223
24,587	Chubb Corp. (The)	1,787,229
1,903	Credit Acceptance Corp.(a)	182,422
1,603	eHealth, Inc.(a)	29,447
2,772	Employers Holdings, Inc.	49,563

4,243	Endurance Specialty Holdings Ltd. (Bermuda)	$147,105
9,069	HCC Insurance Holdings, Inc.	277,874
1,049	Infinity Property & Casualty Corp.	60,643
6,950	iStar Financial, Inc. REIT(a)	46,704
3,165	KBW, Inc.	50,988
12,787	Legg Mason, Inc.	313,537
5,204	Montpelier Re Holdings Ltd. (Bermuda)	105,433
17,821	Moody’s Corp.	722,285
14,444	NASDAQ OMX Group, Inc. (The)	327,879
3,532	National Financial Partners Corp.(a)	52,450
1,274	Navigators Group, Inc. (The)(a)	61,700
8,690	Northwest Bancshares, Inc.	101,238
3,818	Oriental Financial Group, Inc.	39,631
4,064	Oritani Financial Corp.	57,262
1,878	Piper Jaffray Cos., Inc.(a)	40,020
56,349	Progressive Corp. (The)	1,112,329
4,612	RenaissanceRe Holdings Ltd. (Bermuda)	341,242
946	Territorial Bancorp, Inc.	22,231
8,540	Torchmark Corp.	424,865
35,068	Travelers Cos., Inc. (The)	2,197,010
25,602	Unum Group	483,622
12,802	W.R. Berkley Corp.	468,937
1,067	World Acceptance Corp.(a)	76,045
		13,019,810
	Health Care - 16.1%
33,190	Aetna, Inc.	1,196,831
22,811	AmerisourceBergen Corp.	905,597
62,317	Amgen, Inc.	5,147,384
17,694	Becton, Dickinson and Co.	1,339,613
7,967	C.R. Bard, Inc.	774,871
36,428	Celgene Corp.(a)	2,493,861
4,136	Charles River Laboratories International, Inc.(a)	140,748
1,574	Chemed Corp.	98,800
4,976	Covance, Inc.(a)	233,574
4,394	Enzon Pharmaceuticals, Inc.(a)	29,132
68,836	Express Scripts Holding Co.(a)	3,988,358
24,132	Forest Laboratories, Inc.(a)	809,629
65,369	Gilead Sciences, Inc.(a)	3,551,498
7,996	Health Net, Inc.(a)	176,072
2,292	Integra LifeSciences Holdings Corp.(a)	88,150
4,518	LifePoint Hospitals, Inc.(a)	172,226
6,186	Lincare Holdings, Inc.	256,100
1,981	Magellan Health Services, Inc.(a)	95,484
2,391	Maxygen, Inc.(a)	14,418
6,736	Myriad Genetics, Inc.(a)	167,390
1,651	Obagi Medical Products, Inc.(a)	25,326
9,633	Patterson Cos., Inc.	328,485
14,192	Quest Diagnostics, Inc.	829,239
11,216	Select Medical Holdings Corp.(a)	119,450
42,870	Tenet Healthcare Corp.(a)	198,059
10,971	Varian Medical Systems, Inc.(a)	598,797
6,392	ViroPharma, Inc.(a)	138,770
34,385	WellPoint, Inc.	1,832,377
16,794	Zimmer Holdings, Inc.	989,670
		26,739,909
	Industrials - 11.0%
6,506	Aircastle Ltd. (Bermuda)	76,966
11,313	Cintas Corp.	448,334
1,069	Consolidated Graphics, Inc.(a)	25,346
10,970	Copart, Inc.(a)	260,647
8,590	Corrections Corp. of America	266,977
12,106	Covanta Holding Corp.	207,981
90,916	CSX Corp.	2,085,613
14,751	Fluor Corp.	731,355
4,138	FTI Consulting, Inc.(a)	105,643
32,895	General Dynamics Corp.	2,086,859
15,197	Iron Mountain, Inc.	489,495
11,155	J.B. Hunt Transport Services, Inc.	613,748
7,452	Knight Transportation, Inc.	114,239
9,019	L-3 Communications Holdings, Inc.	639,357
27,773	Lockheed Martin Corp.	2,479,296
27,861	Norfolk Southern Corp.	2,063,107
21,537	Northrop Grumman Corp.	1,425,749
12,879	Parker Hannifin Corp.	1,034,441
15,422	R.R. Donnelley & Sons Co.	186,915
3,887	RailAmerica, Inc.(a)	106,621
30,075	Raytheon Co.	1,668,561
6,094	Shaw Group, Inc. (The)(a)	237,361
4,256	SkyWest, Inc.	29,792
4,777	Taser International, Inc.(a)	25,844
3,761	TrueBlue, Inc.(a)	57,243
3,754	United Stationers, Inc.	94,638
14,255	Verisk Analytics, Inc., Class A(a)	716,314
		18,278,442
	Information Technology - 19.1%
98,265	Activision Blizzard, Inc.	1,182,128
12,916	Amphenol Corp., Class A	760,494
7,358	AOL, Inc.(a)	234,426
5,414	Applied Micro Circuits Corp.(a)	30,968
4,637	Benchmark Electronics, Inc.(a)	73,079
2,283	CACI International, Inc., Class A(a)	128,875
5,936	Cirrus Logic, Inc.(a)	218,267
1,988	Coherent, Inc.(a)	97,074
1,649	Comtech Telecommunications Corp.	45,051
7,368	CoreLogic, Inc.(a)	169,464
16,494	Cypress Semiconductor Corp.(a)	176,321
161,021	Dell, Inc.(a)	1,912,930
3,102	Digital River, Inc.(a)	55,185
3,218	Fair Isaac Corp.	139,307
12,112	Fiserv, Inc.(a)	849,415
11,169	GT Advanced Technologies, Inc.(a)	57,185
10,042	Harris Corp.	418,249
191,531	Hewlett-Packard Co.	3,493,525
6,101	IAC/InterActiveCorp.	320,974
3,979	Insight Enterprises, Inc.(a)	66,688
14,253	Integrated Device Technology, Inc.(a)	71,835
322,937	Intel Corp.	8,299,481
42,450	International Business Machines Corp.	8,319,351
7,601	Lender Processing Services, Inc.	187,517
44,779	LSI Corp.(a)	308,975
1,689	Manhattan Associates, Inc.(a)	78,859
3,314	Monolithic Power Systems, Inc.(a)	64,225
3,852	Plantronics, Inc.	126,423
3,038	Plexus Corp.(a)	87,251
7,359	Quest Software, Inc.(a)	205,610
33,054	SAIC, Inc.	382,435
4,104	STEC, Inc.(a)	33,119
1,219	Supertex, Inc.(a)	20,711
59,656	Symantec Corp.(a)	939,582
3,202	Synaptics, Inc.(a)	84,469
3,460	Tech Data Corp.(a)	173,346
2,296	TNS, Inc.(a)	38,871

2,798	Tyler Technologies, Inc.(a)	$109,178
14,045	Verisign, Inc.(a)	623,879
2,247	Volterra Semiconductor Corp.(a)	51,636
4,010	Websense, Inc.(a)	60,190
51,993	Western Union Co. (The)	906,238
2,336	XO Group, Inc.(a)	20,113
4,396	Zebra Technologies Corp., Class A(a)	151,838
		31,774,737
	Materials - 3.1%
2,423	A. Schulman, Inc.	52,967
7,198	Airgas, Inc.	570,945
13,660	Ball Corp.	567,710
5,684	CF Industries Holdings, Inc.	1,112,700
12,740	Crown Holdings, Inc.(a)	457,366
3,108	Myers Industries, Inc.	51,096
1,092	NewMarket Corp.	251,029
12,989	PPG Industries, Inc.	1,421,776
1,354	Schweitzer-Mauduit International, Inc.	92,207
5,645	Scotts Miracle-Gro Co. (The), Class A	225,235
6,342	Silgan Holdings, Inc.	261,354
1,304	TPC Group, Inc.(a)	50,204
		5,114,589
	Telecommunication Services - 0.1%
139,897	Clearwire Corp., Class A(a)	159,482
2,966	General Communication, Inc., Class A(a)	27,999
4,073	Premiere Global Services, Inc.(a)	37,309
		224,790
	Utilities - 0.3%
1,311	CH Energy Group, Inc.	85,254
3,452	El Paso Electric Co.	116,850
17,546	NRG Energy, Inc.	347,762
		549,866
	Total Investments (Cost $162,012,963)(b)-100.0%	166,493,853
	Liabilities in excess of other assets-(0.0)%	(13,377)
	Net Assets-100.0%	$166,480,476

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $163,462,771. The net unrealized appreciation was $3,031,082 which consisted of aggregate gross unrealized appreciation of $10,865,137 and aggregate gross unrealized depreciation of $7,834,055.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend Achievers™ Portfolio (PFM)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.4%
8,186	Family Dollar Stores, Inc.	$540,931
10,331	Genuine Parts Co.	661,494
3,595	John Wiley & Sons, Inc., Class A	171,302
9,211	Leggett & Platt, Inc.	213,511
90,779	Lowe’s Cos., Inc.	2,303,063
2,215	Matthews International Corp., Class A	64,235
68,728	McDonald’s Corp.	6,141,534
19,086	McGraw-Hill Cos., Inc. (The)	896,278
3,206	Meredith Corp.	105,926
30,241	NIKE, Inc., Class B	2,822,997
4,563	Polaris Industries, Inc.	342,955
14,816	Ross Stores, Inc.	984,375
43,864	Target Corp.	2,660,352
50,217	TJX Cos., Inc. (The)	2,223,609
6,869	VF Corp.	1,025,542
		21,158,104
	Consumer Staples - 26.2%
136,960	Altria Group, Inc.	4,926,451
50,037	Archer-Daniels-Midland Co.	1,305,465
31,207	Avon Products, Inc.	483,396
6,218	Brown-Forman Corp., Class B	581,756
2,708	Casey’s General Stores, Inc.	160,937
9,397	Church & Dwight Co., Inc.	541,361
9,042	Clorox Co. (The)	657,444
160,196	Coca-Cola Co. (The)	12,943,837
33,452	Colgate-Palmolive Co.	3,591,407
20,028	Hormel Foods Corp.	558,982
7,685	J.M. Smucker Co. (The)	590,208
27,088	Kimberly-Clark Corp.	2,354,218
1,959	Lancaster Colony Corp.	135,739
8,414	McCormick & Co., Inc.	512,244
4,262	Nu Skin Enterprises, Inc., Class A	217,405
110,600	PepsiCo, Inc.	8,043,938
181,389	Procter & Gamble Co. (The)	11,706,846
1,996	Sanderson Farms, Inc.	73,513
42,398	Sysco Corp.	1,246,077
2,560	Tootsie Roll Industries, Inc.	62,669
1,713	Universal Corp.	78,010
5,579	Vector Group Ltd.	94,787
51,344	Walgreen Co.	1,866,868
172,496	Wal-Mart Stores, Inc.	12,838,877
		65,572,435
	Energy - 15.8%
6,628	Buckeye Partners LP	360,232
1,810	CARBO Ceramics, Inc.	116,166
114,145	Chevron Corp.	12,508,009
88,294	ConocoPhillips	4,806,726
4,569	Energen Corp.	233,979
58,255	Enterprise Products Partners LP	3,087,515
17,127	EOG Resources, Inc.	1,678,617
138,474	Exxon Mobil Corp.	12,026,467
7,136	Helmerich & Payne, Inc.	331,824
8,875	Inergy LP	171,465
21,873	Kinder Morgan Energy Partners LP	1,750,496
7,196	Magellan Midstream Partners LP	562,943
12,941	Murphy Oil Corp.	694,414
5,057	NuStar Energy LP	274,696
10,605	Plains All American Pipeline LP	933,240
3,618	TC Pipelines LP	167,296
		39,704,085
	Financials - 5.4%
1,757	1st Source Corp.	39,040
32,190	Aflac, Inc.	1,409,278
827	Arrow Financial Corp.	20,113
1,088	BancFirst Corp.	44,195
2,278	Bank of the Ozarks, Inc.	73,329
10,777	Brown & Brown, Inc.	272,011
19,482	Chubb Corp. (The)	1,416,147
11,511	Cincinnati Financial Corp.	435,576
5,866	Commerce Bancshares, Inc.	231,003
2,769	Community Bank System, Inc.	76,175
1,060	Community Trust Bancorp, Inc.	35,976
5,424	Corporate Office Properties Trust REIT	120,738
4,496	Cullen/Frost Bankers, Inc.	248,674
8,255	Eaton Vance Corp.	219,005
3,305	Erie Indemnity Co., Class A	235,613
2,423	Essex Property Trust, Inc. REIT	381,283
4,359	Federal Realty Investment Trust REIT	473,649
950	First Financial Corp.	28,167
15,142	Franklin Resources, Inc.	1,740,573
7,289	HCC Insurance Holdings, Inc.	223,335
28,460	HCP, Inc. REIT	1,343,597
3,967	Mercury General Corp.	143,685
7,226	National Retail Properties, Inc. REIT	213,167
18,902	Old Republic International Corp.	152,350
25,160	People’s United Financial, Inc.	288,334
3,516	Prosperity Bancshares, Inc.	142,644
9,526	Realty Income Corp. REIT	392,471
1,397	Republic Bancorp, Inc., Class A	32,983
1,580	RLI Corp.	101,768
11,659	SEI Investments Co.	246,938
11,228	Senior Housing Properties Trust REIT	255,437
1,210	Southside Bancshares, Inc.	25,241
3,838	StanCorp Financial Group, Inc.	114,219
18,805	T. Rowe Price Group, Inc.	1,142,404
6,468	Tanger Factory Outlet Centers, Inc. REIT	208,270
828	Tompkins Financial Corp.	32,507
2,946	UMB Financial Corp.	141,585
3,855	United Bankshares, Inc.	89,821
854	Universal Health Realty Income Trust REIT	37,183
1,526	Urstadt Biddle Properties, Inc., Class A REIT	28,979
2,810	W.P. Carey & Co. LLC	129,766
10,295	W.R. Berkley Corp.	377,106
4,765	Washington REIT	127,225
2,020	Westamerica Bancorp.	92,920
		13,584,480
	Health Care - 10.6%
109,074	Abbott Laboratories	7,232,697
14,230	Becton, Dickinson and Co.	1,077,353
6,403	C.R. Bard, Inc.	622,756
24,167	Cardinal Health, Inc.	1,041,356
172,521	Johnson & Johnson	11,941,904

72,668	Medtronic, Inc.	$2,864,572
4,820	Owens & Minor, Inc.	135,972
28,576	Stryker Corp.	1,486,809
2,388	West Pharmaceutical Services, Inc.	118,875
		26,522,294
	Industrials - 12.0%
48,332	3M Co.	4,409,328
3,184	A.O. Smith Corp.	157,353
3,958	ABM Industries, Inc.	73,619
3,832	Brady Corp., Class A	101,663
12,744	C.H. Robinson Worldwide, Inc.	673,520
4,619	Carlisle Cos., Inc.	233,213
47,882	Caterpillar, Inc.	4,032,143
9,093	Cintas Corp.	360,356
3,566	CLARCOR, Inc.	172,416
10,443	Donaldson Co., Inc.	356,420
13,222	Dover Corp.	720,202
51,684	Emerson Electric Co.	2,468,945
16,075	Expeditors International of Washington, Inc.	571,788
19,210	Fastenal Co.	828,335
1,485	Franklin Electric Co., Inc.	83,769
25,612	General Dynamics Corp.	1,624,825
1,458	Gorman-Rupp Co. (The)	40,474
4,525	Graco, Inc.	207,607
33,145	Illinois Tool Works, Inc.	1,801,099
1,801	McGrath RentCorp	47,925
2,999	Mine Safety Appliances Co.	102,926
533	NACCO Industries, Inc., Class A	53,380
4,562	Nordson Corp.	233,848
22,409	Norfolk Southern Corp.	1,659,387
10,351	Parker Hannifin Corp.	831,392
6,172	Pentair, Inc.	270,519
16,053	Pitney Bowes, Inc.	214,468
2,754	Raven Industries, Inc.	90,139
7,004	Roper Industries, Inc.	696,548
11,653	Stanley Black & Decker, Inc.	779,469
1,420	Tennant Co.	59,171
64,869	United Technologies Corp.	4,828,848
1,795	Valmont Industries, Inc.	222,365
4,640	W.W. Grainger, Inc.	950,411
2,266	Watsco, Inc.	153,952
		30,111,823
	Information Technology - 6.2%
33,959	Automatic Data Processing, Inc.	1,920,381
1,106	Badger Meter, Inc.	37,482
741	Cass Information Systems, Inc.	28,158
4,573	Diebold, Inc.	147,937
3,126	FactSet Research Systems, Inc.	290,593
8,072	Harris Corp.	336,199
61,845	International Business Machines Corp.	12,120,383
6,058	Jack Henry & Associates, Inc.	210,394
15,887	Linear Technology Corp.	512,356
		15,603,883
	Materials - 5.4%
14,949	Air Products & Chemicals, Inc.	1,202,348
6,595	Albemarle Corp.	383,961
4,768	AptarGroup, Inc.	238,448
7,350	Bemis Co., Inc.	226,013
20,834	Ecolab, Inc.	1,363,585
3,779	H.B. Fuller Co.	110,422
35,266	Monsanto Co.	3,019,475
22,538	Nucor Corp.	883,490
10,446	PPG Industries, Inc.	1,143,419
21,124	Praxair, Inc.	2,191,826
4,396	Royal Gold, Inc.	332,689
9,481	RPM International, Inc.	251,247
7,181	Sherwin-Williams Co. (The)	964,767
9,150	Sigma-Aldrich Corp.	633,180
7,146	Sonoco Products Co.	216,595
793	Stepan Co.	70,307
6,784	Valspar Corp. (The)	340,557
		13,572,329
	Telecommunication Services - 5.4%
353,159	AT&T, Inc.	13,391,790
1,072	Atlantic Tele-Network, Inc.	37,477
6,909	Telephone & Data Systems, Inc.	167,405
		13,596,672
	Utilities - 4.6%
1,305	American States Water Co.	53,048
9,276	Aqua America, Inc.	237,837
6,189	Atmos Energy Corp.	221,876
3,145	Black Hills Corp.	100,168
2,947	California Water Service Group	54,431
577	Connecticut Water Service, Inc.	17,443
19,778	Consolidated Edison, Inc.	1,275,681
12,875	MDU Resources Group, Inc.	288,271
1,584	MGE Energy, Inc.	75,937
1,105	Middlesex Water Co.	20,663
5,686	National Fuel Gas Co.	278,273
2,794	New Jersey Resources Corp.	128,245
28,483	NextEra Energy, Inc.	2,019,445
21,259	Northeast Utilities	847,809
1,829	Northwest Natural Gas Co.	89,054
5,149	Piedmont Natural Gas Co., Inc.	163,635
39,197	PPL Corp.	1,132,793
12,638	Questar Corp.	257,183
8,992	SCANA Corp.	442,137
1,359	SJW Corp.	31,705
2,076	South Jersey Industries, Inc.	109,737
58,900	Southern Co. (The)	2,836,035
2,350	Suburban Propane Partners LP	97,643
7,713	UGI Corp.	236,403
2,635	UNS Energy Corp.	107,245
5,750	Vectren Corp.	171,638
3,532	WGL Holdings, Inc.	142,869
		11,437,204
	Total Common Stocks and Other Equity Interests (Cost $217,071,657)	250,863,309

	Money Market Fund - 0.0%
62,157	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $62,157)	62,157

	Total Investments (Cost $217,133,814)(a)-100.0%	250,925,466
	Liabilities in excess of other assets-(0.0)%	(8,171)
	Net Assets-100.0%	$250,917,295

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $219,607,844. The net unrealized appreciation was $31,317,622 which consisted of aggregate gross unrealized appreciation of $36,212,913 and aggregate gross unrealized depreciation of $4,895,291.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio (PGF)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 99.9%
	Banks - 65.5%
995,680	Bank of America Corp., 6.20%, Series D	$24,772,518
1,277,037	Bank of America Corp., 7.25%, Series J	32,309,036
4,459,327	Bank of America Corp., 8.20%, Series H	114,381,738
2,760,371	Bank of America Corp., 8.63%, Series 8	72,073,287
282,448	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	6,953,870
462,595	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	11,814,676
2,035,491	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	52,291,764
1,500,000	BB&T Corp., 5.63%, Series E(a)	37,980,000
424,208	BB&T Corp., 5.85%	11,173,639
234,643	Deutsche Bank Capital Funding Trust IX, 6.63%	5,835,571
939,788	Deutsche Bank Contingent Capital Trust III, 7.60%	24,472,080
565,865	Deutsche Bank Contingent Capital Trust V, 8.05%	15,035,033
1,397,931	Goldman Sachs Group, Inc. (The), 6.20%, Series B	35,060,110
5,268,957	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	145,739,351
2,967,901	HSBC Holdings PLC, 8.13% (United Kingdom)	77,848,043
881,836	HSBC USA, Inc., 6.50%, Series H(b)	22,266,359
2,390,110	JPMorgan Chase & Co., 8.63%, Series J	64,509,069
2,252,372	PNC Financial Services Group, Inc., 6.13%, Series P	61,512,279
825,219	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	15,893,718
391,229	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,492,035
436,915	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	8,615,964
370,055	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,349,292
1,867,746	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	40,978,347
1,278,260	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	33,515,977
800,290	U.S. Bancorp, 6.00%, Series G	21,863,923
1,076,768	U.S. Bancorp, 6.50%, Series F	31,237,040
930,812	U.S. Bancorp, 7.88%, Series D	24,852,680
2,203,526	Wells Fargo & Co., 8.00%, Series J	67,560,107
1,359,974	Zions Bancorp, 9.50%, Series C	36,107,310
		1,111,494,816
	Diversified Financial Services - 6.2%
648,795	Charles Schwab Corp. (The), 6.00%, Series B(a)	17,206,043
2,418,702	Credit Suisse Guernsey, 7.90% (Switzerland)	63,563,489
961,984	HSBC Finance Corp., 6.36%, Series B	24,155,418
		104,924,950
	Insurance - 27.2%
816,766	Aegon NV, 6.38% (Netherlands)	20,459,988
287,406	Aegon NV, 6.50% (Netherlands)	7,110,424
411,513	Aegon NV, 6.88% (Netherlands)	10,283,710
1,331,912	Aegon NV, 7.25% (Netherlands)	33,684,054
457,117	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	12,401,584
587,398	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)	16,094,705
575,811	ING Groep NV, 6.13% (Netherlands)	12,483,583
1,358,033	ING Groep NV, 6.38% (Netherlands)	30,718,706
2,724,516	ING Groep NV, 7.38% (Netherlands)	67,976,674
3,611,633	ING Groep NV, 8.50% (Netherlands)	93,649,644
2,398,293	MetLife, Inc., 6.50%, Series B	61,276,386
447,956	PartnerRe Ltd., 6.75%, Series C	11,445,276
753,745	PartnerRe Ltd., 7.25%, Series E (Bermuda)(b)	20,848,587
443,834	Principal Financial Group, Inc., 6.52%, Series B	12,200,997
555,376	Prudential PLC, 6.50% (United Kingdom)	14,306,486
505,037	Prudential PLC, 6.75% (United Kingdom)(b)	13,009,753
385,056	RenaissanceRe Holdings Ltd., 6.08%, Series C	9,741,917
540,350	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	13,724,890
		461,417,364
	Savings & Loans - 1.0%
564,953	First Niagara Financial Group, Inc., 8.63%, Series B	16,722,609

	Total Preferred Stocks (Cost $1,464,699,262)	1,694,559,739

	Money Market Fund - 1.3%
22,575,946	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $22,575,946)	22,575,946

	Total Investments (Cost $1,487,275,208)(c)-101.2%	1,717,135,685
	Liabilities in excess of other assets-(1.2)%	(19,904,915)
	Net Assets-100.0%	$1,697,230,770

Notes to Schedule of Investments:

(a)              Non-income producing security.

(b)             Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended July 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	April 30, 2012	Cost	Sales	Appreciation	Gain	July 31, 2012	Income
HSBC USA, Inc., 6.50%, Series H	$23,464,432	$544,945	$(1,983,407)	$98,139	$142,250	$22,266,359	$359,077
PartnerRe Ltd., 7.25%, Series E (Bermuda)	19,997,306	479,857	(459,930)	806,878	24,476	20,848,587	342,739
Prudential PLC, 6.75% (United Kingdom)	13,063,420	312,217	(523,892)	27,160	130,848	13,009,753	215,044
Total Investments in Affiliates	$56,525,158	$1,337,019	$(2,967,229)	$932,177	$297,574	$56,124,699	$916,860

(c)              At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,511,543,167. The net unrealized appreciation was $205,592,518 which consisted of aggregate gross unrealized appreciation of $230,439,979 and aggregate gross unrealized depreciation of $24,847,461.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	23.7%
Netherlands	16.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Agriculture - 8.5%
181,151	Altria Group, Inc.	$6,516,002
130,634	Universal Corp.	5,949,072
754,527	Vector Group Ltd.	12,819,414
		25,284,488
	Banks - 13.8%
235,077	Arrow Financial Corp.	5,717,073
192,866	Community Bank System, Inc.	5,305,744
147,244	Community Trust Bancorp, Inc.	4,997,461
82,749	Cullen/Frost Bankers, Inc.	4,576,847
215,427	Southside Bancshares, Inc.	4,493,807
133,912	Tompkins Financial Corp.	5,257,385
275,889	United Bankshares, Inc.	6,428,214
93,636	Westamerica Bancorp.	4,307,256
		41,083,787
	Chemicals - 1.5%
162,954	RPM International, Inc.	4,318,281

	Computers - 1.3%
118,047	Diebold, Inc.	3,818,820

	Cosmetics/Personal Care - 2.6%
491,787	Avon Products, Inc.	7,617,781

	Distribution/Wholesale - 1.5%
67,689	Watsco, Inc.	4,598,791

	Electric - 15.3%
198,222	Black Hills Corp.	6,313,371
82,129	Consolidated Edison, Inc.	5,297,321
91,360	MGE Energy, Inc.	4,379,798
67,071	NextEra Energy, Inc.	4,755,334
244,532	PPL Corp.	7,066,975
116,019	SCANA Corp.	5,704,654
119,716	Southern Co. (The)	5,764,325
148,501	UNS Energy Corp.	6,043,991
		45,325,769
	Electrical Components & Equipment - 1.6%
100,027	Emerson Electric Co.	4,778,290

	Food - 1.7%
170,977	Sysco Corp.	5,025,014

	Gas - 12.4%
150,008	Atmos Energy Corp.	5,377,787
104,326	Northwest Natural Gas Co.	5,079,633
161,316	Piedmont Natural Gas Co., Inc.	5,126,622
205,981	Questar Corp.	4,191,713
166,381	UGI Corp.	5,099,578
218,952	Vectren Corp.	6,535,717
134,862	WGL Holdings, Inc.	5,455,168
		36,866,218
	Household Products/Wares - 3.3%
65,942	Clorox Co. (The)	4,794,643
56,050	Kimberly-Clark Corp.	4,871,305
		9,665,948
	Insurance - 8.3%
153,080	Cincinnati Financial Corp.	5,792,547
197,398	Mercury General Corp.	7,149,755
1,462,913	Old Republic International Corp.	11,791,079
		24,733,381
	Iron/Steel - 1.9%
140,420	Nucor Corp.	5,504,464

	Media - 2.3%
208,448	Meredith Corp.	6,887,122

	Miscellaneous Manufacturing - 2.5%
320,447	Leggett & Platt, Inc.	7,427,961

	Office/Business Equipment - 4.7%
1,043,144	Pitney Bowes, Inc.	13,936,404

	Oil & Gas - 2.2%
118,074	ConocoPhillips	6,427,949

	Packaging & Containers - 1.9%
182,266	Sonoco Products Co.	5,524,482

	Pharmaceuticals - 3.1%
66,567	Abbott Laboratories	4,414,058
71,454	Johnson & Johnson	4,946,046
		9,360,104
	Savings & Loans - 2.5%
652,294	People’s United Financial, Inc.	7,475,289

	Telecommunications - 2.4%
184,897	AT&T, Inc.	7,011,294

	Water - 4.8%
252,875	California Water Service Group	4,670,601
143,774	Connecticut Water Service, Inc.	4,346,288
281,072	Middlesex Water Co.	5,256,047
		14,272,936
	Total Common Stocks (Cost $293,356,667)	296,944,573

	Money Market Fund - 0.3%
936,273	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $936,273)	936,273

	Total Investments (Cost $294,292,940)(a)-100.4%	297,880,846
	Liabilities in excess of other assets-(0.4)%	(1,153,403)
	Net Assets-100.0%	$296,727,443

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $295,229,171. The net unrealized appreciation was $2,651,675 which consisted of aggregate gross unrealized appreciation of $15,148,244 and aggregate gross unrealized depreciation of $12,496,569.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 1.7%
166,783	BHP Billiton Ltd. ADR(a)	$11,064,384

	Bahamas - 3.4%
572,813	Teekay LNG Partners LP(a)	22,551,648

	Belgium - 2.3%
416,861	Delhaize Group SA ADR	14,944,467

	Bermuda - 3.2%
326,718	Alterra Capital Holdings Ltd.	7,602,728
281,622	Axis Capital Holdings Ltd.	9,254,099
59,184	RenaissanceRe Holdings Ltd.	4,379,024
		21,235,851
	Brazil - 3.6%
255,888	Companhia de Bebidas das Americas ADR	7,927,410
881,223	Vale SA ADR(a)	15,906,075
		23,833,485
	Canada - 20.3%
269,263	Cameco Corp.	5,627,597
66,050	Canadian National Railway Co.	5,817,684
183,417	Canadian Natural Resources Ltd.	4,998,113
82,558	Canadian Pacific Railway Ltd.	6,699,582
221,182	Enbridge, Inc.	9,037,496
87,316	Imperial Oil Ltd.	3,743,237
325,006	Ritchie Bros. Auctioneers, Inc.(a)	6,847,876
361,534	Rogers Communications, Inc., Class B	14,175,748
857,293	Shaw Communications, Inc., Class B(a)	16,734,359
195,568	Suncor Energy, Inc.	5,972,647
629,473	Talisman Energy, Inc.	7,786,581
220,979	Telus Corp.(a)	13,546,013
505,722	Thomson Reuters Corp.(a)	14,316,990
97,592	Tim Hortons, Inc.	5,184,087
308,226	TransCanada Corp.(a)	14,008,872
		134,496,882
	Chile - 5.5%
119,002	Banco Santander Chile ADR(a)	8,944,190
1,085,545	Corpbanca ADR	20,169,426
150,864	Empresa Nacional de Electricidad SA ADR(a)	7,541,692
		36,655,308
	Denmark - 0.6%
27,134	Novo Nordisk A/S ADR	4,193,288

	France - 2.3%
374,514	Sanofi ADR	15,220,249

	Hong Kong - 3.2%
194,831	China Mobile Ltd. ADR	11,323,578
49,135	CNOOC Ltd. ADR(a)	9,841,740
		21,165,318
	India - 2.2%
244,063	Axis Bank Ltd. GDR	4,576,181
64,584	HDFC Bank Ltd. ADR	2,190,044
76,258	Infosys Ltd. ADR(a)	3,018,292
61,467	State Bank of India GDR	4,751,399
		14,535,916
	Ireland - 2.0%
121,685	Accenture PLC, Class A	7,337,606
81,022	Cooper Industries PLC	5,823,861
		13,161,467
	Israel - 0.9%
147,907	Teva Pharmaceutical Industries Ltd. ADR	6,047,917

	Japan - 3.8%
341,645	Canon, Inc. ADR	11,428,025
804,481	NTT DoCoMo, Inc. ADR	13,434,833
		24,862,858
	Mexico - 0.6%
38,014	Coca-Cola Femsa SAB de CV ADR	4,226,777

	Netherlands - 1.9%
356,951	Unilever NV(a)	12,368,352

	Norway - 2.1%
596,218	Statoil ASA ADR(a)	14,184,026

	Philippines - 2.5%
252,540	Philippine Long Distance Telephone Co. ADR	16,490,862

	Russia - 1.5%
173,502	LUKOIL OAO ADR	9,802,863

	Spain - 6.7%
3,894,367	Telefonica SA ADR(a)	44,201,066

	Switzerland - 5.2%
77,941	Allied World Assurance Co. Holdings AG	5,879,090
161,264	Noble Corp.(b)	5,966,768
242,793	Novartis AG ADR	14,232,526
122,212	Syngenta AG ADR	8,315,304
		34,393,688
	United Kingdom - 20.6%
83,426	ARM Holdings PLC ADR	2,167,408
423,015	AstraZeneca PLC ADR(a)	19,801,332
217,242	BHP Billiton PLC ADR(a)	12,656,519
119,623	British American Tobacco PLC ADR	12,681,234
77,286	Diageo PLC ADR	8,261,873
345,145	GlaxoSmithKline PLC ADR	15,876,670
536,139	Pearson PLC ADR(a)	10,068,690
461,245	Prudential PLC ADR(a)	10,968,406
102,726	Smith & Nephew PLC ADR(a)	5,240,053
339,953	Unilever PLC ADR	12,173,717
582,406	Vodafone Group PLC ADR	16,744,173
158,535	WPP PLC ADR(a)	10,078,070
		136,718,145

	United States - 3.9%
118,299	ACE Ltd.	$8,694,977
86,151	Bunge Ltd.	5,666,151
138,248	PartnerRe Ltd.	10,014,685
18,546	Shire PLC ADR	1,598,294
		25,974,107
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $670,258,905)-100.0%	662,328,924

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 17.1%
113,310,619	Invesco Liquid Assets Portfolio - Institutional Class (Cost $113,310,619)(c)(d)	113,310,619

	Total Investments (Cost $783,569,524)(e)-117.1%	775,639,543
	Liabilities in excess of other assets-(17.1)%	(113,331,083)
	Net Assets-100.0%	$662,308,460

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $788,215,030. The net unrealized depreciation was $12,575,487 which consisted of aggregate gross unrealized appreciation of $47,097,238 and aggregate gross unrealized depreciation of $59,672,725.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio (PJB)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 28.7%
10,060	BOK Financial Corp.	$568,290
19,089	Citizens Republic Bancorp, Inc.(a)	343,602
9,887	Cullen/Frost Bankers, Inc.	546,850
9,577	First Financial Bankshares, Inc.	330,359
26,262	First Merchants Corp.	373,708
16,737	International Bancshares Corp.	306,789
12,205	Lakeland Financial Corp.	314,157
20,922	PrivateBancorp, Inc.	320,525
6,421	UMB Financial Corp.	308,593
		3,412,873
	Commercial Banks-Eastern U.S. - 2.7%
48,304	CapitalSource, Inc.	316,391

	Commercial Banks-Southern U.S. - 26.5%
23,089	BancorpSouth, Inc.	334,560
18,684	BB&T Corp.	586,117
9,316	Community Trust Bancorp, Inc.	316,185
10,855	Home BancShares, Inc.	327,278
89,969	Regions Financial Corp.	626,184
9,387	SCBT Financial Corp.	347,694
18,938	State Bank Financial Corp.(a)	301,304
12,555	Trustmark Corp.	303,580
		3,142,902
	Commercial Banks-Western U.S. - 24.8%
6,529	Bank of Hawaii Corp.	304,970
16,060	Banner Corp.	365,044
23,966	Central Pacific Financial Corp.(a)	321,144
25,566	East West Bancorp, Inc.	557,339
13,563	PacWest Bancorp	310,728
17,652	Sterling Financial Corp.(a)	354,099
16,400	West Coast Bancorp(a)	326,196
63,189	Wilshire Bancorp, Inc.(a)	400,618
		2,940,138
	Savings & Loan/Thrifts-Eastern U.S. - 2.6%
22,196	Oritani Financial Corp.	312,742

	Super-Regional Banks-U.S. - 14.7%
42,053	Fifth Third Bancorp	581,172
88,014	Huntington Bancshares, Inc.	547,007
18,383	U.S. Bancorp	615,831
		1,744,010
	Total Common Stocks (Cost $10,824,143)	11,869,056

	Money Market Fund - 1.0%
114,891	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $114,891)	114,891

	Total Investments (Cost $10,939,034)(b)-101.0%	11,983,947
	Liabilities in excess of other assets-(1.0)%	(117,222)
	Net Assets-100.0%	$11,866,725

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $10,939,560. The net unrealized appreciation was $1,044,387 which consisted of aggregate gross unrealized appreciation of $1,109,502 and aggregate gross unrealized depreciation of $65,115.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 59.7%
153,298	Acorda Therapeutics, Inc.(a)	$3,689,883
245,581	Affymax, Inc.(a)	3,985,780
68,543	Alexion Pharmaceuticals, Inc.(a)	7,186,733
91,743	Amgen, Inc.	7,577,972
48,150	Biogen Idec, Inc.(a)	7,021,714
86,664	Cubist Pharmaceuticals, Inc.(a)	3,731,752
751,159	Curis, Inc.(a)	3,635,610
252,213	Emergent Biosolutions, Inc.(a)	3,684,832
144,497	Illumina, Inc.(a)	5,992,291
154,188	Incyte Corp.(a)	3,853,158
151,441	Life Technologies Corp.(a)	6,645,231
250,749	Momenta Pharmaceuticals, Inc.(a)	3,565,651
135,344	Myriad Genetics, Inc.(a)	3,363,298
455,247	NPS Pharmaceuticals, Inc.(a)	3,509,954
533,230	PDL BioPharma, Inc.	3,620,632
78,441	United Therapeutics Corp.(a)	4,296,998
97,683	Vertex Pharmaceuticals, Inc.(a)	4,738,602
		80,100,091
	Chemicals - 4.6%
89,097	Sigma-Aldrich Corp.	6,165,513

	Healthcare-Products - 6.6%
228,527	Bruker Corp.(a)	2,701,189
151,683	Luminex Corp.(a)	2,598,330
50,012	Techne Corp.	3,454,829
		8,754,348
	Pharmaceuticals - 29.2%
163,943	BioMarin Pharmaceutical, Inc.(a)	6,441,320
496,456	Nektar Therapeutics(a)	4,229,805
90,311	Neogen Corp.(a)	3,474,264
73,832	Onyx Pharmaceuticals, Inc.(a)	5,535,185
105,346	Pharmacyclics, Inc.(a)	5,605,461
408,914	Progenics Pharmaceuticals, Inc.(a)	2,130,442
598,844	Sciclone Pharmaceuticals, Inc.(a)	3,443,353
156,917	Theravance, Inc.(a)	4,570,992
171,736	ViroPharma, Inc.(a)	3,728,389
		39,159,211
	Total Common Stocks (Cost $113,050,235)	134,179,163

	Money Market Fund - 0.1%
182,900	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $182,900)	182,900

	Total Investments (Cost $113,233,135)(b)-100.2%	134,362,063
	Liabilities in excess of other assets-(0.2)%	(241,125)
	Net Assets-100.0%	$134,120,938

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $113,605,043. The net unrealized appreciation was $20,757,020 which consisted of aggregate gross unrealized appreciation of $27,130,507 and aggregate gross unrealized depreciation of $6,373,487.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio (PKB)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 13.8%
16,878	Lennox International, Inc.	$737,062
75,579	Louisiana-Pacific Corp.(a)	779,975
10,579	Martin Marietta Materials, Inc.	794,906
22,354	Texas Industries, Inc.	933,727
19,355	Universal Forest Products, Inc.	618,005
		3,863,675
	Commercial Services - 4.8%
58,477	Quanta Services, Inc.(a)	1,344,386

	Distribution/Wholesale - 5.4%
29,699	Beacon Roofing Supply, Inc.(a)	787,320
19,815	Pool Corp.	730,381
		1,517,701
	Engineering & Construction - 13.6%
43,382	AECOM Technology Corp.(a)	703,222
50,743	KBR, Inc.	1,331,496
28,129	Shaw Group, Inc. (The)(a)	1,095,625
19,697	URS Corp.	690,774
		3,821,117
	Environmental Control - 2.6%
28,732	Tetra Tech, Inc.(a)	738,700

	Forest Products & Paper - 2.9%
13,184	Deltic Timber Corp.	814,903

	Holding Companies-Diversified - 2.6%
60,237	Primoris Services Corp.	743,927

	Home Builders - 13.1%
78,038	D.R. Horton, Inc.	1,375,810
870	NVR, Inc.(a)	673,363
77,605	PulteGroup, Inc.(a)	876,936
134,833	Standard Pacific Corp.(a)	764,503
		3,690,612
	Machinery-Diversified - 5.6%
42,268	Global Power Equipment Group, Inc.	868,607
6,940	NACCO Industries, Inc., Class A	695,041
		1,563,648
	Mining - 5.1%
37,120	Vulcan Materials Co.	1,438,029

	Miscellaneous Manufacturing - 7.6%
15,948	A.O. Smith Corp.	788,150
31,486	Ingersoll-Rand PLC (Ireland)	1,335,322
		2,123,472
	Oil & Gas Services - 5.3%
69,687	Matrix Service Co.(a)	721,957
35,029	Thermon Group Holdings, Inc.(a)	752,423
		1,474,380
	Retail - 13.1%
26,849	Home Depot, Inc. (The)	1,400,981
48,731	Lowe’s Cos., Inc.	1,236,305
24,264	Lumber Liquidators Holdings, Inc.(a)	1,026,125
		3,663,411
	Textiles - 4.5%
19,056	Mohawk Industries, Inc.(a)	1,265,890

	Total Common Stocks (Cost $26,003,532)	28,063,851

	Money Market Fund - 0.4%
115,070	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $115,070)	115,070

	Total Investments (Cost $26,118,602)(b)-100.4%	28,178,921
	Liabilities in excess of other assets-(0.4)%	(120,226)
	Net Assets-100.0%	$28,058,695

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $26,172,864. The net unrealized appreciation was $2,006,057 which consisted of aggregate gross unrealized appreciation of $3,096,123 and aggregate gross unrealized depreciation of $1,090,066.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Oil Companies-Exploration & Production - 45.1%
32,817	Apache Corp.	$2,826,200
27,280	Cimarex Energy Co.	1,546,503
25,670	Clayton Williams Energy, Inc.(a)	1,059,658
27,499	Contango Oil & Gas Co.(a)	1,629,316
94,763	Denbury Resources, Inc.(a)	1,432,817
33,256	Energen Corp.	1,703,040
92,619	Energy Partners Ltd.(a)	1,565,261
41,490	GeoResources, Inc.(a)	1,388,255
290,832	Gran Tierra Energy, Inc. (Canada)(a)	1,329,102
76,005	Gulfport Energy Corp.(a)	1,565,703
33,364	Occidental Petroleum Corp.	2,903,669
56,346	Pioneer Southwest Energy Partners LP	1,474,011
40,442	Plains Exploration & Production Co.(a)	1,616,062
63,970	Stone Energy Corp.(a)	1,679,852
183,399	VAALCO Energy, Inc.(a)	1,344,315
33,002	Whiting Petroleum Corp.(a)	1,333,281
		26,397,045
	Oil Companies-Integrated - 28.4%
27,344	Chevron Corp.	2,996,355
51,877	ConocoPhillips	2,824,184
32,934	Exxon Mobil Corp.	2,860,318
106,891	Marathon Oil Corp.	2,829,405
73,300	Marathon Petroleum Corp.	3,467,090
30,932	Murphy Oil Corp.	1,659,811
		16,637,163
	Oil Refining & Marketing - 26.4%
173,471	Alon USA Energy, Inc.	1,894,303
64,558	Calumet Specialty Products Partners LP	1,649,457
55,516	CVR Energy, Inc.(a)	1,585,537
87,197	Delek US Holdings, Inc.	1,721,269
48,602	HollyFrontier Corp.	1,817,229
62,059	Tesoro Corp.(a)	1,715,931
121,005	Valero Energy Corp.	3,327,637
74,622	Western Refining, Inc.	1,755,856
		15,467,219
	Total Common Stocks and Other Equity Interests (Cost $58,714,832)	58,501,427

	Money Market Fund - 0.2%
112,253	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $112,253)	112,253

	Total Investments (Cost $58,827,085)(b)-100.1%	58,613,680
	Liabilities in excess of other assets-(0.1)%	(76,251)
	Net Assets-100.0%	$58,537,429

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $59,035,911. The net unrealized depreciation was $422,231 which consisted of aggregate gross unrealized appreciation of $4,517,839 and aggregate gross unrealized depreciation of $4,940,070.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Chemicals - 5.7%
80,975	Monsanto Co.	$6,933,079

	Agricultural Operations - 7.1%
369,625	Adecoagro SA (Luxembourg)(a)	3,751,694
184,698	Archer-Daniels-Midland Co.	4,818,771
		8,570,465
	Beverages-Non-alcoholic - 7.8%
79,179	Coca-Cola Co. (The)	6,397,663
45,390	Monster Beverage Corp.(a)	3,017,073
		9,414,736
	Beverages-Wine/Spirits - 9.7%
56,027	Beam, Inc.	3,522,978
37,042	Brown-Forman Corp., Class B	3,465,649
167,996	Constellation Brands, Inc., Class A(a)	4,739,167
		11,727,794
	Food-Confectionery - 5.2%
87,958	Hershey Co. (The)	6,310,107

	Food-Meat Products - 2.1%
168,168	Tyson Foods, Inc., Class A	2,524,202

	Food-Miscellaneous/Diversified - 26.5%
140,469	B&G Foods, Inc.	3,933,132
88,988	Cal-Maine Foods, Inc.	3,357,517
99,725	Campbell Soup Co.	3,301,895
616,512	Chiquita Brands International, Inc.(a)	3,193,532
152,419	General Mills, Inc.	5,898,615
58,069	Hain Celestial Group, Inc. (The)(a)	3,233,863
154,432	Kraft Foods, Inc., Class A	6,132,495
126,716	Snyders-Lance, Inc.	2,968,956
		32,020,005
	Food-Retail - 16.0%
68,213	Fresh Market, Inc. (The)(a)	4,017,063
144,981	Kroger Co. (The)	3,214,229
169,043	Safeway, Inc.	2,628,619
73,723	Weis Markets, Inc.	3,209,162
68,254	Whole Foods Market, Inc.	6,264,352
		19,333,425
	Food-Wholesale/Distribution - 8.1%
115,706	Calavo Growers, Inc.	3,121,748
136,917	Fresh Del Monte Produce, Inc.	3,354,467
192,476	Spartan Stores, Inc.	3,310,587
		9,786,802
	Poultry - 1.6%
407,654	Pilgrim’s Pride Corp.(a)	1,895,591

	Retail-Restaurants - 10.2%
149,792	AFC Enterprises, Inc.(a)	3,308,905
69,098	Papa John’s International, Inc.(a)	3,524,689
84,609	Yum! Brands, Inc.	5,486,048
		12,319,642
	Total Common Stocks (Cost $117,735,034)	120,835,848

	Money Market Fund - 0.0%
14,475	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $14,475)	14,475

	Total Investments (Cost $117,749,509)(b)-100.0%	120,850,323
	Liabilities in excess of other assets-(0.0)%	(26,244)
	Net Assets-100.0%	$120,824,079

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $117,901,899. The net unrealized appreciation was $2,948,424 which consisted of aggregate gross unrealized appreciation of $9,040,467 and aggregate gross unrealized depreciation of $6,092,043.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio (PIC)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Investment Management/Advisor Services - 3.1%
14,522	National Financial Partners Corp.(a)	$215,652

	Life/Health Insurance - 21.7%
8,838	Aflac, Inc.	386,927
16,297	Lincoln National Corp.	326,755
7,928	Primerica, Inc.	216,989
7,255	Protective Life Corp.	202,487
16,957	Symetra Financial Corp.	197,210
4,069	Torchmark Corp.	202,433
		1,532,801
	Multi-line Insurance - 33.0%
4,737	ACE Ltd.	348,170
10,326	Allstate Corp. (The)	354,182
4,864	American Financial Group, Inc.	183,421
11,957	American International Group, Inc.(a)	373,895
5,686	Assurant, Inc.	205,890
12,137	CNA Financial Corp.	316,897
11,102	Horace Mann Educators Corp.	193,619
11,429	MetLife, Inc.	351,670
		2,327,744
	Property/Casualty Insurance - 28.8%
6,956	AMERISAFE, Inc.(a)	173,657
6,538	AmTrust Financial Services, Inc.	194,767
4,935	Arch Capital Group Ltd.(a)	191,478
4,831	Chubb Corp. (The)	351,165
9,983	Fidelity National Financial, Inc., Class A	185,883
6,070	HCC Insurance Holdings, Inc.	185,985
2,146	ProAssurance Corp.	192,217
4,646	Safety Insurance Group, Inc.	196,898
4,886	W.R. Berkley Corp.	178,974
363	White Mountains Insurance Group Ltd.	185,344
		2,036,368
	Reinsurance - 13.4%
6,721	Aspen Insurance Holdings Ltd. (Bermuda)	193,162
1,875	Everest Re Group Ltd.	190,687
2,615	PartnerRe Ltd.	189,431
2,430	RenaissanceRe Holdings Ltd. (Bermuda)	179,796
6,018	Validus Holdings Ltd.	195,765
		948,841
	Total Common Stocks (Cost $6,775,610)	7,061,406

	Money Market Fund - 1.5%
105,902	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $105,902)	105,902

	Total Investments (Cost $6,881,512)(b)-101.5%	7,167,308
	Liabilities in excess of other assets-(1.5)%	(102,538)
	Net Assets-100.0%	$7,064,770

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $6,883,355. The net unrealized appreciation was $283,953 which consisted of aggregate gross unrealized appreciation of $537,000 and aggregate gross unrealized depreciation of $253,047.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Entertainment - 21.7%
31,940	Bally Technologies, Inc.(a)	$1,396,097
54,484	Cedar Fair LP	1,717,336
24,346	Churchill Downs, Inc.	1,347,308
61,849	Cinemark Holdings, Inc.	1,446,030
39,330	Madison Square Garden Co. (The), Class A(a)	1,425,712
51,847	Marriott Vacations Worldwide Corp.(a)	1,608,294
31,940	Penn National Gaming, Inc.(a)	1,243,105
91,374	Shuffle Master, Inc.(a)	1,334,974
		11,518,856
	Food - 2.2%
72,937	Chefs’ Warehouse, Inc. (The)(a)	1,177,932

	Internet - 5.7%
422,514	Orbitz Worldwide, Inc.(a)	1,833,711
32,203	TripAdvisor, Inc.(a)	1,204,714
		3,038,425
	Leisure Time - 3.0%
87,885	Interval Leisure Group, Inc.	1,611,811

	Lodging - 20.2%
42,347	Gaylord Entertainment Co.(a)	1,556,252
68,757	Marriott International, Inc., Class A	2,504,130
49,774	Starwood Hotels & Resorts Worldwide, Inc.	2,695,262
29,320	Wyndham Worldwide Corp.	1,526,106
26,034	Wynn Resorts Ltd.	2,440,688
		10,722,438
	Media - 18.7%
26,635	Scripps Networks Interactive, Inc., Class A	1,434,295
76,566	Time Warner, Inc.	2,995,262
55,348	Viacom, Inc., Class B	2,585,305
59,702	Walt Disney Co. (The)	2,933,756
		9,948,618
	Retail - 28.5%
66,813	AFC Enterprises, Inc.(a)	1,475,899
35,841	Bob Evans Farms, Inc.	1,380,595
44,788	Brinker International, Inc.	1,451,579
24,230	Cracker Barrel Old Country Store, Inc.	1,518,252
58,272	Jack in the Box, Inc.(a)	1,572,761
9,851	Panera Bread Co., Class A(a)	1,551,434
30,823	Papa John’s International, Inc.(a)	1,572,281
48,693	Starbucks Corp.	2,204,819
37,735	Yum! Brands, Inc.	2,446,738
		15,174,358
	Total Common Stocks and Other Equity Interests (Cost $50,717,286)	53,192,438

	Money Market Fund - 0.2%
94,577	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,577)	94,577

	Total Investments (Cost $50,811,863)(b)-100.2%	53,287,015
	Liabilities in excess of other assets-(0.2)%	(107,384)
	Net Assets-100.0%	$53,179,631

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $50,933,074. The net unrealized appreciation was $2,353,941 which consisted of aggregate gross unrealized appreciation of $3,916,073 and aggregate gross unrealized depreciation of $1,562,132.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio (PBS)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Advertising Agencies - 4.9%
321,034	Interpublic Group of Cos., Inc. (The)	$3,168,605
69,265	Omnicom Group, Inc.	3,475,718
		6,644,323
	Broadcast Services/Program - 5.1%
68,195	Discovery Communications, Inc., Class A(a)(b)	3,452,713
63,357	Scripps Networks Interactive, Inc., Class A	3,411,774
		6,864,487
	Cable/Satellite TV - 10.5%
219,104	Comcast Corp., Class A	7,131,835
82,716	Time Warner Cable, Inc.	7,025,070
		14,156,905
	Commercial Services - 5.5%
27,113	Alliance Data Systems Corp.(a)	3,524,690
47,450	CoStar Group, Inc.(a)(b)	3,916,048
		7,440,738
	Diversified Operations/Commercial Services - 2.5%
191,130	Viad Corp.	3,312,283

	E-Commerce/Services - 3.0%
77,082	IAC/InterActiveCorp.	4,055,284

	Internet Content-Information/News - 4.6%
344,445	Dice Holdings, Inc.(a)	2,597,115
34,995	Linkedin Corp., Class A(a)	3,592,237
		6,189,352
	Motion Pictures & Services - 2.6%
265,428	Lions Gate Entertainment Corp. (Canada)(a)(b)	3,570,007

	Multimedia - 15.4%
325,330	News Corp., Class A	7,489,097
182,166	Time Warner, Inc.(b)	7,126,334
131,693	Viacom, Inc., Class B	6,151,380
		20,766,811
	Professional Sports - 2.5%
93,568	Madison Square Garden Co. (The), Class A(a)	3,391,840

	Publishing-Books - 5.5%
77,412	McGraw-Hill Cos., Inc. (The)	3,635,267
124,161	Scholastic Corp.	3,740,971
		7,376,238
	Publishing-Newspapers - 5.8%
265,636	Gannett Co., Inc.	3,748,124
526,402	New York Times Co. (The), Class A(a)	4,079,615
		7,827,739
	Radio - 2.8%
1,786,491	Sirius XM Radio, Inc.(a)(b)	3,858,821

	Retail-Discount - 2.7%
87,866	HSN, Inc.(b)	3,722,004

	Television - 10.8%
88,321	AMC Networks, Inc., Class A(a)	3,829,599
589,390	Belo Corp., Class A(b)	4,037,322
200,296	CBS Corp., Class B	6,701,904
		14,568,825
	Web Portals/ISP - 15.9%
125,470	AOL, Inc.(a)	3,997,474
272,994	Blucora, Inc.(a)	4,163,159
10,684	Google, Inc., Class A(a)	6,762,651
411,538	Yahoo!, Inc.(a)	6,518,762
		21,442,046
	Total Common Stocks (Cost $122,001,864)	135,187,703

	Money Market Fund - 0.1%
124,232	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $124,232)	124,232

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $122,126,096)-100.2%	135,311,935

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.3%
15,282,725	Invesco Liquid Assets Portfolio - Institutional Class (Cost $15,282,725)(c)(d)	15,282,725

	Total Investments (Cost $137,408,821)(e)-111.5%	150,594,660
	Liabilities in excess of other assets-(11.5)%	(15,474,534)
	Net Assets-100.0%	$135,120,126

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $137,725,471. The net unrealized appreciation was $12,869,189 which consisted of aggregate gross unrealized appreciation of $15,463,537 and aggregate gross unrealized depreciation of $2,594,348.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio (PXQ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Computers - 6.0%
305,609	Brocade Communications Systems, Inc.(a)	$1,518,877
66,609	Fortinet, Inc.(a)	1,599,282
		3,118,159
	Electrical Components & Equipment - 8.4%
45,730	Belden, Inc.	1,469,305
114,415	Molex, Inc.	2,874,105
		4,343,410
	Electronics - 5.7%
50,115	Amphenol Corp., Class A	2,950,771

	Internet - 9.2%
24,459	F5 Networks, Inc.(a)	2,283,981
26,018	Sourcefire, Inc.(a)	1,328,219
76,365	Websense, Inc.(a)	1,146,239
		4,758,439
	Semiconductors - 13.5%
276,559	Applied Micro Circuits Corp.(a)	1,581,918
215,194	Emulex Corp.(a)	1,392,305
226,942	PMC - Sierra, Inc.(a)	1,207,331
46,528	QUALCOMM, Inc.	2,776,791
		6,958,345
	Software - 19.3%
35,356	Citrix Systems, Inc.(a)	2,569,674
77,129	Infoblox, Inc.(a)	1,620,480
115,637	Proofpoint, Inc.(a)	1,598,103
30,508	SolarWinds, Inc.(a)	1,628,822
28,364	VMware, Inc., Class A(a)	2,574,317
		9,991,396
	Telecommunications - 37.9%
48,345	ADTRAN, Inc.	1,043,285
118,077	Arris Group, Inc.(a)	1,498,397
186,500	Calix, Inc.(a)	859,765
122,863	Ciena Corp.(a)	1,969,494
163,318	Cisco Systems, Inc.	2,604,922
406,343	Extreme Networks, Inc.(a)	1,300,298
99,705	Finisar Corp.(a)	1,239,333
342,280	Harmonic, Inc.(a)	1,451,267
46,597	LogMeIn, Inc.(a)	883,013
55,538	Motorola Solutions, Inc.	2,684,707
48,716	NETGEAR, Inc.(a)	1,687,035
603,613	Sonus Networks, Inc.(a)	1,001,998
410,934	Tellabs, Inc.	1,351,973
		19,575,487
	Total Common Stocks (Cost $56,032,153)	51,696,007

	Money Market Fund - 0.3%
153,296	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $153,296)	153,296

	Total Investments (Cost $56,185,449)(b)-100.3%	51,849,303
	Liabilities in excess of other assets-(0.3)%	(145,108)
	Net Assets-100.0%	$51,704,195

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $56,479,687. The net unrealized depreciation was $4,630,384 which consisted of aggregate gross unrealized appreciation of $3,608,199 and aggregate gross unrealized depreciation of $8,238,583.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Engineering/R&D Services - 2.9%
324,796	McDermott International, Inc.(a)	$3,800,113

	Oil & Gas Drilling - 20.9%
83,412	Atwood Oceanics, Inc.(a)	3,714,336
102,059	Diamond Offshore Drilling, Inc.	6,676,700
72,895	Helmerich & Payne, Inc.	3,389,618
243,955	Nabors Industries Ltd. (Bermuda)(a)	3,376,337
667,607	Parker Drilling Co.(a)	3,091,020
214,060	Patterson-UTI Energy, Inc.	3,313,649
85,070	Unit Corp.(a)	3,382,383
		26,944,043
	Oil Field Machinery & Equipment - 15.3%
128,932	Cameron International Corp.(a)	6,481,412
309,021	Flotek Industries, Inc.(a)	3,019,135
130,273	Gulf Island Fabrication, Inc.	3,622,892
90,766	National Oilwell Varco, Inc.	6,562,382
		19,685,821
	Oil-Field Services - 55.5%
148,796	Baker Hughes, Inc.	6,892,231
284,746	Basic Energy Services, Inc.(a)	3,080,952
181,455	C&J Energy Services, Inc.(a)	3,407,725
45,708	Core Laboratories NV (Netherlands)	5,099,184
290,140	Exterran Holdings, Inc.(a)	4,285,368
197,035	Halliburton Co.	6,527,770
189,514	Helix Energy Solutions Group, Inc.(a)	3,388,510
96,800	Hornbeck Offshore Services, Inc.(a)	4,099,480
581,278	Newpark Resources, Inc.(a)	3,970,129
70,549	Oceaneering International, Inc.	3,646,678
49,510	Oil States International, Inc.(a)	3,599,377
431,681	Pioneer Energy Services Corp.(a)	3,470,715
315,675	RPC, Inc.	4,245,829
94,497	Schlumberger Ltd.	6,733,856
156,959	Superior Energy Services, Inc.(a)	3,401,301
475,822	Weatherford International Ltd. (Switzerland)(a)	5,733,655
		71,582,760
	Seismic Data Collection - 2.6%
35,020	OYO Geospace Corp.(a)	3,319,195

	Transportation-Services - 2.8%
77,718	Bristow Group, Inc.	3,557,153

	Total Common Stocks (Cost $147,921,587)	128,889,085

	Money Market Fund - 0.1%
132,723	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $132,723)	132,723

	Total Investments (Cost $148,054,310)(b)-100.1%	129,021,808
	Liabilities in excess of other assets-(0.1)%	(119,388)
	Net Assets-100.0%	$128,902,420

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $148,940,291. The net unrealized depreciation was $19,918,483 which consisted of aggregate gross unrealized appreciation of $4,545,035 and aggregate gross unrealized depreciation of $24,463,518.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 3.1%
559,252	Prestige Brands Holdings, Inc.(a)	$9,177,325

	Medical Products - 5.7%
147,480	Baxter International, Inc.	8,629,055
236,791	Hospira, Inc.(a)	8,228,487
		16,857,542
	Medical-Biomedical/Genetics - 22.3%
203,580	Amgen, Inc.	16,815,708
58,278	Biogen Idec, Inc.(a)	8,498,681
111,277	Celgene Corp.(a)	7,618,023
278,406	Gilead Sciences, Inc.(a)	15,125,798
356,789	Medicines Co. (The)(a)	8,933,997
683,366	Spectrum Pharmaceuticals, Inc.(a)	9,560,290
		66,552,497
	Medical-Drugs - 50.2%
225,810	Abbott Laboratories	14,973,461
559,669	Akorn, Inc.(a)	7,650,675
84,691	Allergan, Inc.	6,950,590
397,688	Auxilium Pharmaceuticals, Inc.(a)	10,713,715
424,807	Bristol-Myers Squibb Co.	15,123,129
341,933	Eli Lilly & Co.	15,055,310
259,386	Hi-Tech Pharmacal Co., Inc.(a)	8,912,503
224,874	Johnson & Johnson	15,565,778
207,624	Medicis Pharmaceutical Corp., Class A	6,834,982
374,350	Merck & Co., Inc.	16,535,040
635,194	Pfizer, Inc.	15,270,064
150,723	Salix Pharmaceuticals Ltd.(a)	6,755,405
1,280,035	Santarus, Inc.(a)	9,305,854
		149,646,506
	Medical-Generic Drugs - 14.2%
361,164	Impax Laboratories, Inc.(a)	8,025,064
354,481	Mylan, Inc.(a)	8,163,697
187,556	Par Pharmaceutical Cos., Inc.(a)	9,370,298
74,435	Perrigo Co.	8,487,079
105,512	Watson Pharmaceuticals, Inc.(a)	8,211,999
		42,258,137
	Therapeutics - 4.5%
184,751	Questcor Pharmaceuticals, Inc.(a)	6,811,770
379,580	Warner Chilcott PLC, Class A (Ireland)(a)	6,452,860
		13,264,630
	Total Common Stocks (Cost $262,095,355)	297,756,637

	Money Market Fund - 0.0%
94,182	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,182)	94,182

	Total Investments (Cost $262,189,537)(b)-100.0%	297,850,819
	Liabilities in excess of other assets-(0.0)%	(38,700)
	Net Assets-100.0%	$297,812,119

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $263,157,538. The net unrealized appreciation was $34,693,281 which consisted of aggregate gross unrealized appreciation of $38,242,973 and aggregate gross unrealized depreciation of $3,549,692.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio (PMR)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Distribution/Wholesale - 3.1%
62,918	Beacon Roofing Supply, Inc.(a)	$1,667,956

	E-Commerce/Products - 2.3%
58,864	Stamps.com, Inc.(a)	1,244,973

	E-Marketing/Information - 2.1%
24,418	Liquidity Services, Inc.(a)	1,116,391

	Food-Retail - 19.2%
32,205	Fresh Market, Inc. (The)(a)	1,896,552
125,493	Kroger Co. (The)	2,782,180
79,812	Safeway, Inc.	1,241,077
34,807	Weis Markets, Inc.	1,515,149
32,226	Whole Foods Market, Inc.	2,957,702
		10,392,660
	Food-Wholesale/Distribution - 2.9%
90,874	Spartan Stores, Inc.	1,563,033

	Retail-Apparel/Shoe - 27.9%
76,739	American Eagle Outfitters, Inc.	1,597,706
81,163	Ascena Retail Group, Inc.(a)	1,488,529
101,185	Chico’s FAS, Inc.	1,550,154
47,316	Foot Locker, Inc.	1,562,374
22,111	Genesco, Inc.(a)	1,464,191
153,398	Hot Topic, Inc.	1,558,524
60,596	Limited Brands, Inc.	2,881,340
45,018	Ross Stores, Inc.	2,990,996
		15,093,814
	Retail-Auto Parts - 4.6%
29,203	O’Reilly Automotive, Inc.(a)	2,503,865

	Retail-Bedding - 2.1%
39,596	Mattress Firm Holding Corp.(a)	1,154,619

	Retail-Discount - 11.1%
55,036	Dollar Tree, Inc.(a)	2,770,512
43,062	Wal-Mart Stores, Inc.	3,205,105
		5,975,617
	Retail-Home Furnishings - 2.8%
89,916	Pier 1 Imports, Inc.	1,482,715

	Retail-Major Department Store - 5.6%
68,812	TJX Cos., Inc. (The)	3,046,995

	Retail-Miscellaneous/Diversified - 5.7%
21,924	PriceSmart, Inc.	1,578,967
56,939	Sally Beauty Holdings, Inc.(a)	1,504,328
		3,083,295
	Retail-Perfume & Cosmetics - 2.7%
16,867	Ulta Salon, Cosmetics & Fragrance, Inc.	1,431,671

	Retail-Regional Deptment Store - 2.7%
22,073	Dillard’s, Inc., Class A	1,439,822

	Retail-Sporting Goods - 3.0%
26,888	Hibbett Sports, Inc.(a)	1,633,984

	Retail-Video Rental - 2.2%
25,287	Coinstar, Inc.(a)	1,200,880

	Total Common Stocks (Cost $53,706,042)	54,032,290

	Money Market Fund - 0.2%
115,522	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $115,522)	115,522

	Total Investments (Cost $53,821,564)(b)-100.2%	54,147,812
	Liabilities in excess of other assets-(0.2)%	(122,680)
	Net Assets-100.0%	$54,025,132

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $53,852,672. The net unrealized appreciation was $295,140 which consisted of aggregate gross unrealized appreciation of $2,692,515 and aggregate gross unrealized depreciation of $2,397,375.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio (PSI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Electronic Components-Miscellaneous - 3.4%
52,294	InvenSense, Inc.(a)	$674,593

	Electronic Components-Semiconductors - 32.4%
84,410	Advanced Micro Devices, Inc.(a)	342,705
112,909	Amkor Technology, Inc.(a)	601,805
30,383	Broadcom Corp., Class A(a)	1,029,376
148,733	Entropic Communications, Inc.(a)	892,398
37,395	Intel Corp.	961,051
76,091	LSI Corp.(a)	525,028
28,380	Monolithic Power Systems, Inc.(a)	550,004
77,898	ON Semiconductor Corp.(a)	540,612
15,365	Silicon Laboratories, Inc.(a)	567,737
18,552	Volterra Semiconductor Corp.(a)	426,325
		6,437,041
	Instruments-Scientific - 2.8%
11,499	FEI Co.	548,617

	Power Conversion/Supply Equipment - 2.4%
38,351	Advanced Energy Industries, Inc.(a)	472,484

	Semiconductor Components-Integrated Circuits - 32.3%
26,597	Analog Devices, Inc.	1,039,411
33,021	Linear Technology Corp.	1,064,927
73,646	Marvell Technology Group Ltd. (Bermuda)	829,254
37,718	Maxim Integrated Products, Inc.	1,027,061
52,242	Micrel, Inc.	487,941
12,582	Power Integrations, Inc.	443,390
16,793	QUALCOMM, Inc.	1,002,206
14,365	Standard Microsystems Corp.(a)	530,212
		6,424,402
	Semiconductor Equipment - 26.8%
54,183	Brooks Automation, Inc.	501,734
20,857	KLA-Tencor Corp.	1,061,830
48,524	Kulicke & Soffa Industries, Inc.(a)	537,161
13,684	Lam Research Corp.(a)	470,866
20,342	MKS Instruments, Inc.	537,029
90,522	Photronics, Inc.(a)	529,554
61,841	Rudolph Technologies, Inc.(a)	618,410
35,499	Teradyne, Inc.(a)	522,190
17,490	Ultratech, Inc.(a)	556,357
		5,335,131
	Total Common Stocks (Cost $19,840,853)	19,892,268

	Money Market Fund - 0.5%
105,565	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $105,565)	105,565

	Total Investments (Cost $19,946,418)(b)-100.6%	19,997,833
	Liabilities in excess of other assets-(0.6)%	(116,298)
	Net Assets-100.0%	$19,881,535

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $19,985,736. The net unrealized appreciation was $12,097 which consisted of aggregate gross unrealized appreciation of $1,488,237 and aggregate gross unrealized depreciation of $1,476,140.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio (PSJ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Applications Software - 20.9%
71,632	Ebix, Inc.	$1,553,698
48,596	Imperva, Inc.(a)	1,282,935
41,713	Intuit, Inc.	2,420,188
81,030	Microsoft Corp.	2,387,954
45,205	Red Hat, Inc.(a)	2,425,700
		10,070,475
	Commercial Services-Finance - 2.8%
55,312	Lender Processing Services, Inc.	1,364,547

	Communications Software - 3.0%
26,941	SolarWinds, Inc.(a)	1,438,380

	Computer Aided Design - 2.9%
58,517	Aspen Technology, Inc.(a)	1,368,127

	Computer Services - 5.4%
24,800	DST Systems, Inc.	1,336,720
26,927	Manhattan Associates, Inc.(a)	1,257,222
		2,593,942
	Computer Software - 2.8%
55,410	SS&C Technologies Holdings, Inc.(a)	1,346,463

	Computers-Integrated Systems - 7.5%
38,768	Jack Henry & Associates, Inc.	1,346,413
33,381	Teradata Corp.(a)	2,257,223
		3,603,636
	Data Processing/Management - 8.4%
26,775	CommVault Systems, Inc.(a)	1,299,123
78,412	CSG Systems International, Inc.(a)	1,382,403
31,296	Fair Isaac Corp.	1,354,804
		4,036,330
	Electronic Design Automation - 5.9%
124,820	Cadence Design Systems, Inc.(a)	1,525,300
42,971	Synopsys, Inc.(a)	1,301,592
		2,826,892
	Enterprise Software/Services - 15.9%
28,400	Ariba, Inc.(a)	1,261,812
93,737	CA, Inc.	2,256,250
20,830	Concur Technologies, Inc.(a)	1,406,858
34,527	Tyler Technologies, Inc.(a)	1,347,243
15,580	Ultimate Software Group, Inc. (The)(a)	1,393,943
		7,666,106
	Entertainment Software - 4.8%
192,379	Activision Blizzard, Inc.	2,314,319

	Internet Application Software - 2.8%
45,256	DealerTrack Holdings, Inc.(a)	1,320,118

	Medical Information Systems - 7.0%
29,803	Cerner Corp.(a)	2,203,038
86,433	Greenway Medical Technologies(a)	1,183,268
		3,386,306
	Motion Pictures & Services - 2.1%
29,220	Dolby Laboratories, Inc., Class A(a)	1,030,005

	Telecommunication Services - 7.9%
80,724	Amdocs Ltd. (Guernsey)(a)	2,401,539
154,931	Premiere Global Services, Inc.(a)	1,419,168
		3,820,707
	Total Common Stocks (Cost $44,190,381)	48,186,353

	Money Market Fund - 0.2%
112,015	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $112,015)	112,015

	Total Investments (Cost $44,302,396)(b)-100.3%	48,298,368
	Liabilities in excess of other assets-(0.3)%	(137,622)
	Net Assets-100.0%	$48,160,746

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $44,350,468. The net unrealized appreciation was $3,947,900 which consisted of aggregate gross unrealized appreciation of $5,027,740 and aggregate gross unrealized depreciation of $1,079,840 .

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agricultural Chemicals - 7.2%
7,495	CF Industries Holdings, Inc.	$1,467,221
16,971	Monsanto Co.	1,453,057
3,399	Terra Nitrogen Co. L.P.	765,183
		3,685,461
	Chemicals-Diversified - 17.1%
46,671	Chemtura Corp.(a)	630,992
25,793	E.I. du Pont de Nemours & Co.	1,281,912
24,292	FMC Corp.	1,328,772
22,065	Georgia Gulf Corp.	723,291
52,908	Huntsman Corp.	669,286
25,342	Innospec, Inc.(a)	788,643
35,281	Olin Corp.	714,087
12,099	PPG Industries, Inc.	1,324,357
14,051	Rockwood Holdings, Inc.	621,335
12,194	Westlake Chemical Corp.	723,836
		8,806,511
	Chemicals-Other - 1.2%
26,444	American Vanguard Corp.	618,525

	Chemicals-Plastics - 1.5%
51,940	PolyOne Corp.	765,076

	Chemicals-Specialty - 21.3%
20,322	Albemarle Corp.	1,183,147
17,793	Cabot Corp.	693,927
11,238	Cytec Industries, Inc.	691,811
26,215	Eastman Chemical Co.	1,370,520
22,022	H.B. Fuller Co.	643,483
3,207	NewMarket Corp.	737,225
101,480	Omnova Solutions, Inc.(a)	738,775
16,751	Quaker Chemical Corp.	741,567
28,816	Rentech Nitrogen Partners L.P.	875,142
18,847	Sensient Technologies Corp.	668,126
17,558	Sigma-Aldrich Corp.	1,215,014
7,470	Stepan Co.	662,290
12,955	W.R. Grace & Co.(a)	725,998
		10,947,025
	Coatings/Paint - 6.6%
39,044	Kronos Worldwide, Inc.	660,624
25,970	RPM International, Inc.	688,205
9,883	Sherwin-Williams Co. (The)	1,327,781
14,083	Valspar Corp. (The)	706,967
		3,383,577
	Containers-Metal/Glass - 6.3%
31,303	Ball Corp.	1,300,953
36,279	Crown Holdings, Inc.(a)	1,302,416
34,724	Owens-Illinois, Inc.(a)	640,658
		3,244,027
	Diversified Manufacturing Operations - 1.2%
19,389	Koppers Holdings, Inc.	638,674

	Gold Mining - 0.9%
26,039	Gold Resource Corp.	466,879

	Industrial Gases - 2.3%
11,573	Praxair, Inc.	1,200,814

	Metal Processors & Fabricators - 2.9%
12,469	Haynes International, Inc.	600,881
40,315	Worthington Industries, Inc.	874,836
		1,475,717
	Metal-Aluminum - 1.1%
87,523	Noranda Aluminum Holding Corp.	545,268

	Metal-Copper - 5.2%
38,518	Freeport-McMoRan Copper & Gold, Inc.	1,296,901
43,361	Southern Copper Corp.	1,399,693
		2,696,594
	Metal-Iron - 2.0%
24,828	Cliffs Natural Resources, Inc.	1,015,217

	Oil Field Machinery & Equipment - 1.2%
62,413	Flotek Industries, Inc.(a)	609,775

	Paper & Related Products - 13.6%
97,415	Boise, Inc.	720,871
24,520	Buckeye Technologies, Inc.	738,542
8,603	Domtar Corp.	635,418
42,592	International Paper Co.	1,397,444
43,761	KapStone Paper and Packaging Corp.(a)	735,622
26,220	Neenah Paper, Inc.	704,269
45,214	P.H. Glatfelter Co.	719,355
10,125	Schweitzer-Mauduit International, Inc.	689,512
74,745	Wausau Paper Corp.	634,585
		6,975,618
	Petrochemicals - 1.5%
20,448	TPC Group, Inc.(a)	787,248

	Precious Metals - 1.2%
38,999	Coeur d’Alene Mines Corp.(a)	636,074

	Rubber/Plastic Products - 1.4%
42,189	Myers Industries, Inc.	693,587

	Steel-Producers - 4.3%
56,886	Commercial Metals Co.	733,261
46,322	Metals USA Holdings Corp.(a)	753,659
14,186	Reliance Steel & Aluminum Co.	730,295
		2,217,215
	Total Common Stocks and Other Equity Interests (Cost $50,461,108)	51,408,882

	Money Market Fund - 0.2%
139,734	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $139,734)	139,734

	Total Investments (Cost $50,600,842)(b)-100.2%	51,548,616
	Liabilities in excess of other assets-(0.2)%	(127,864)
	Net Assets-100.0%	$51,420,752

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $50,847,621. The net unrealized appreciation was $700,995 which consisted of aggregate gross unrealized appreciation of $4,475,327 and aggregate gross unrealized depreciation of $3,774,332.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Apparel - 1.3%
6,301	Carter’s, Inc.(a)	$319,272

	Auto Parts & Equipment - 1.7%
14,332	Dorman Products, Inc.(a)	411,615

	Commercial Services - 3.2%
48,970	Career Education Corp.(a)	230,649
18,761	Grand Canyon Education, Inc.(a)	312,183
5,946	ITT Educational Services, Inc.(a)	230,824
		773,656
	Entertainment - 7.2%
12,942	Cedar Fair L.P.	407,932
5,784	Churchill Downs, Inc.	320,087
14,693	Cinemark Holdings, Inc.	343,522
9,342	Madison Square Garden Co. (The), Class A(a)	338,647
21,706	Shuffle Master, Inc.(a)	317,125
		1,727,313
	Home Builders - 1.4%
413	NVR, Inc.(a)	319,654

	Household Products/Wares - 1.6%
8,622	Jarden Corp.	389,714

	Leisure Time - 6.9%
15,648	Brunswick Corp.	344,099
13,282	Harley-Davidson, Inc.	574,181
20,877	Interval Leisure Group, Inc.	382,884
4,436	Polaris Industries, Inc.	333,410
		1,634,574
	Lodging - 5.2%
12,768	Wyndham Worldwide Corp.	664,574
6,185	Wynn Resorts Ltd.	579,844
		1,244,418
	Media - 7.3%
21,877	Comcast Corp., Class A	712,096
14,170	McGraw-Hill Cos., Inc. (The)	665,423
12,397	Scholastic Corp.	373,522
		1,751,041
	Miscellaneous Manufacturing - 2.9%
12,122	Movado Group, Inc.	284,140
8,432	Sturm Ruger & Co., Inc.	416,794
		700,934
	Retail - 59.6%
15,872	AFC Enterprises, Inc.(a)	350,613
17,222	American Eagle Outfitters, Inc.	358,562
12,092	ANN, Inc.(a)	327,451
18,215	Ascena Retail Group, Inc.(a)	334,063
1,686	AutoZone, Inc.(a)	632,638
8,718	Bed Bath & Beyond, Inc.(a)	531,362
10,638	Brinker International, Inc.	344,778
22,709	Chico’s FAS, Inc.	347,902
5,675	Coinstar, Inc.(a)	269,506
7,337	Dick’s Sporting Goods, Inc.	360,393
4,954	Dillard’s, Inc., Class A	323,149
12,351	Dollar Tree, Inc.(a)	621,749
10,619	Foot Locker, Inc.	350,639
23,238	Gap, Inc. (The)	685,289
4,962	Genesco, Inc.(a)	328,584
8,705	GNC Holdings, Inc., Class A	335,404
6,034	Hibbett Sports, Inc.(a)	366,686
12,766	Home Depot, Inc. (The)	666,130
34,426	Hot Topic, Inc.	349,768
13,599	Limited Brands, Inc.	646,633
8,887	Mattress Firm Holding Corp.(a)	259,145
6,554	O’Reilly Automotive, Inc.(a)	561,940
7,322	Papa John’s International, Inc.(a)	373,495
13,876	Penske Automotive Group, Inc.	331,636
5,400	PetSmart, Inc.	356,994
20,179	Pier 1 Imports, Inc.	332,752
18,720	Regis Corp.	316,742
10,103	Ross Stores, Inc.	671,243
12,779	Sally Beauty Holdings, Inc.(a)	337,621
15,443	TJX Cos., Inc. (The)	683,816
6,336	Tractor Supply Co.	575,752
3,785	Ulta Salon, Cosmetics & Fragrance, Inc.	321,271
8,965	Yum! Brands, Inc.	581,291
		14,234,997
	Toys/Games/Hobbies - 1.7%
34,255	LeapFrog Enterprises, Inc.(a)	393,590

	Total Common Stocks and Other Equity Interests (Cost $22,541,109)	23,900,778

	Money Market Fund - 0.4%
102,130	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $102,130)	102,130

	Total Investments (Cost $22,643,239)(b)-100.4%	24,002,908
	Liabilities in excess of other assets-(0.4)%	(103,536)
	Net Assets-100.0%	$23,899,372

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $22,644,644. The net unrealized appreciation was $1,358,264 which consisted of aggregate gross unrealized appreciation of $2,192,936 and aggregate gross unrealized depreciation of $834,672.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 17.6%
56,335	Adecoagro SA (Luxembourg)(a)	$571,800
28,273	Altria Group, Inc.	1,016,980
11,041	Andersons, Inc. (The)	419,227
28,150	Archer-Daniels-Midland Co.	734,434
7,272	Lorillard, Inc.	935,470
10,633	Philip Morris International, Inc.	972,282
21,631	Reynolds American, Inc.	1,000,866
10,852	Universal Corp.	494,200
29,652	Vector Group Ltd.	503,787
		6,649,046
	Beverages - 9.9%
8,539	Beam, Inc.	536,932
5,646	Brown-Forman Corp., Class B	528,240
12,067	Coca-Cola Co. (The)	975,014
25,604	Constellation Brands, Inc., Class A(a)	722,289
12,448	Molson Coors Brewing Co., Class B	526,799
6,918	Monster Beverage Corp.(a)	459,839
		3,749,113
	Cosmetics/Personal Care - 8.8%
9,189	Colgate-Palmolive Co.	986,531
14,060	Elizabeth Arden, Inc.(a)	548,481
16,518	Estee Lauder Cos., Inc. (The), Class A	865,213
14,528	Procter & Gamble Co. (The)	937,637
		3,337,862
	Electrical Components & Equipment - 1.4%
6,795	Energizer Holdings, Inc.(a)	528,447

	Food - 34.4%
21,409	B&G Foods, Inc.	599,452
17,635	Calavo Growers, Inc.	475,792
13,563	Cal-Maine Foods, Inc.	511,732
15,199	Campbell Soup Co.	503,239
93,963	Chiquita Brands International, Inc.(a)	486,728
19,611	ConAgra Foods, Inc.	484,196
33,078	Dean Foods Co.(a)	409,175
20,867	Fresh Del Monte Produce, Inc.	511,242
10,396	Fresh Market, Inc. (The)(a)	612,220
23,230	General Mills, Inc.	899,001
8,850	Hain Celestial Group, Inc. (The)(a)	492,857
7,312	Hershey Co. (The)	524,563
9,020	J & J Snack Foods Corp.	521,266
23,537	Kraft Foods, Inc., Class A	934,654
22,096	Kroger Co. (The)	489,868
8,707	McCormick & Co., Inc.	530,082
62,131	Pilgrim’s Pride Corp.(a)	288,909
25,764	Safeway, Inc.	400,630
24,321	Smithfield Foods, Inc.(a)	449,939
19,313	Snyders-Lance, Inc.	452,504
29,336	Spartan Stores, Inc.	504,579
25,631	Tyson Foods, Inc., Class A	384,721
9,874	United Natural Foods, Inc.(a)	536,158
11,236	Weis Markets, Inc.	489,103
5,674	Whole Foods Market, Inc.	520,760
		13,013,370
	Household Products/Wares - 6.8%
9,245	Church & Dwight Co., Inc.	532,604
7,116	Clorox Co. (The)	517,404
11,425	Kimberly-Clark Corp.	992,947
14,225	Spectrum Brands Holdings, Inc.(a)	523,907
		2,566,862
	Pharmaceuticals - 4.5%
11,041	Herbalife Ltd. (Cayman Islands)	606,040
32,072	Schiff Nutrition International, Inc.(a)	560,619
12,408	USANA Health Sciences, Inc.(a)	558,112
		1,724,771
	Retail - 16.6%
8,658	Casey’s General Stores, Inc.	514,545
10,746	Costco Wholesale Corp.	1,033,550
20,183	CVS Caremark Corp.	913,281
11,500	Nu Skin Enterprises, Inc., Class A	586,615
7,077	PriceSmart, Inc.	509,685
17,218	Susser Holdings Corp.(a)	621,742
28,949	Walgreen Co.	1,052,586
13,900	Wal-Mart Stores, Inc.	1,034,577
		6,266,581
	Total Common Stocks (Cost $32,427,907)	37,836,052

	Money Market Fund - 0.2%
87,556	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $87,556)	87,556

	Total Investments (Cost $32,515,463)(b)-100.2%	37,923,608
	Liabilities in excess of other assets-(0.2)%	(90,005)
	Net Assets-100.0%	$37,833,603

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $32,532,034. The net unrealized appreciation was $5,391,574 which consisted of aggregate gross unrealized appreciation of $6,230,874 and aggregate gross unrealized depreciation of $839,300.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio (PXI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Coal - 4.1%
35,332	Alliance Holdings GP, L.P.	$1,687,456
25,932	Alliance Resource Partners L.P.	1,588,076
96,878	Cloud Peak Energy, Inc.(a)	1,603,331
		4,878,863
	Engineering/R&D Services - 1.5%
147,370	McDermott International, Inc.(a)	1,724,229

	Oil & Gas Drilling - 7.7%
25,259	Diamond Offshore Drilling, Inc.	1,652,444
33,074	Helmerich & Payne, Inc.	1,537,941
110,688	Nabors Industries Ltd. (Bermuda)(a)	1,531,922
302,911	Parker Drilling Co.(a)	1,402,478
97,124	Patterson-UTI Energy, Inc.	1,503,479
38,599	Unit Corp.(a)	1,534,696
		9,162,960
	Oil Companies-Exploration & Production - 23.0%
34,043	Apache Corp.	2,931,783
28,302	Cimarex Energy Co.	1,604,440
28,529	Contango Oil & Gas Co.(a)	1,690,343
98,310	Denbury Resources, Inc.(a)	1,486,447
46,725	Devon Energy Corp.	2,762,382
96,087	Energy Partners Ltd.(a)	1,623,870
43,042	GeoResources, Inc.(a)	1,440,185
301,716	Gran Tierra Energy, Inc. (Canada)(a)	1,378,842
78,851	Gulfport Energy Corp.(a)	1,624,331
34,614	Occidental Petroleum Corp.	3,012,457
58,453	Pioneer Southwest Energy Partners L.P.	1,529,131
41,956	Plains Exploration & Production Co.(a)	1,676,562
66,364	Stone Energy Corp.(a)	1,742,719
190,261	VAALCO Energy, Inc.(a)	1,394,613
34,237	Whiting Petroleum Corp.(a)	1,383,175
		27,281,280
	Oil Companies-Integrated - 16.9%
28,368	Chevron Corp.	3,108,566
53,818	ConocoPhillips	2,929,852
34,167	Exxon Mobil Corp.	2,967,404
60,065	Hess Corp.	2,832,665
110,892	Marathon Oil Corp.	2,935,311
76,043	Marathon Petroleum Corp.	3,596,834
32,089	Murphy Oil Corp.	1,721,896
		20,092,528
	Oil Field Machinery & Equipment - 2.5%
41,181	National Oilwell Varco, Inc.	2,977,386

	Oil Refining & Marketing - 11.9%
66,975	Calumet Specialty Products Partners L.P.	1,711,211
57,594	CVR Energy, Inc.(a)	1,644,885
90,461	Delek US Holdings, Inc.	1,785,700
50,419	HollyFrontier Corp.	1,885,166
64,381	Tesoro Corp.(a)	1,780,135
125,535	Valero Energy Corp.	3,452,213
77,414	Western Refining, Inc.	1,821,551
		14,080,861
	Oil-Field Services - 13.1%
129,198	Basic Energy Services, Inc.(a)	1,397,922
82,330	C&J Energy Services, Inc.(a)	1,546,157
11,312	Core Laboratories NV (Netherlands)	1,261,967
85,987	Helix Energy Solutions Group, Inc.(a)	1,537,448
32,009	Oceaneering International, Inc.	1,654,545
22,462	Oil States International, Inc.(a)	1,632,987
195,676	Pioneer Energy Services Corp.(a)	1,573,235
143,230	RPC, Inc.	1,926,444
71,215	Superior Energy Services, Inc.(a)	1,543,229
34,663	Targa Resources Corp.	1,526,905
		15,600,839
	Pipelines - 17.9%
56,724	Enterprise Products Partners L.P.	3,006,372
35,201	Kinder Morgan Energy Partners L.P.	2,817,136
125,901	Niska Gas Storage Partners LLC, Class U	1,718,549
50,652	Oiltanking Partners L.P.	1,719,635
50,713	ONEOK Partners L.P.	2,948,454
35,267	Plains All American Pipeline L.P.	3,103,496
37,410	Targa Resources Partners L.P.	1,420,458
34,546	Western Gas Partners L.P.	1,552,843
91,142	Williams Cos., Inc. (The)	2,897,404
		21,184,347
	Retail-Petroleum Products - 1.4%
40,372	World Fuel Services Corp.	1,634,662

	Total Common Stocks and Other Equity Interests (Cost $118,628,835)	118,617,955

	Money Market Fund - 0.1%
110,247	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $110,247)	110,247

	Total Investments (Cost $118,739,082)(b)-100.1%	118,728,202
	Liabilities in excess of other assets-(0.1)%	(60,890)
	Net Assets-100.0%	$118,667,312

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $119,076,444. The net unrealized depreciation was $348,242 which consisted of aggregate gross unrealized appreciation of $7,171,969 and aggregate gross unrealized depreciation of $7,520,211.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio (PFI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Commercial Banks-Central U.S. - 11.0%
4,068	BOK Financial Corp.	$229,801
14,175	Citizens Republic Bancorp, Inc.(a)	255,150
3,998	Cullen/Frost Bankers, Inc.	221,130
7,111	First Financial Bankshares, Inc.	245,294
19,501	First Merchants Corp.	277,499
12,428	International Bancshares Corp.	227,805
9,062	Lakeland Financial Corp.	233,256
4,757	UMB Financial Corp.	228,622
		1,918,557
	Commercial Banks-Eastern U.S. - 1.3%
35,868	CapitalSource, Inc.	234,935

	Commercial Banks-Southern U.S. - 10.8%
17,145	BancorpSouth, Inc.	248,431
13,884	BB&T Corp.	435,541
6,917	Community Trust Bancorp, Inc.	234,763
8,042	Home BancShares, Inc.	242,466
66,849	Regions Financial Corp.	465,269
6,969	SCBT Financial Corp.	258,132
		1,884,602
	Commercial Banks-Western U.S. - 8.8%
4,848	Bank of Hawaii Corp.	226,450
11,925	Banner Corp.	271,055
17,795	Central Pacific Financial Corp.(a)	238,453
13,108	Sterling Financial Corp.(a)	262,947
12,178	West Coast Bancorp(a)	242,220
46,921	Wilshire Bancorp, Inc.(a)	297,479
		1,538,604
	Commercial Services - 1.3%
13,943	PHH Corp.(a)	226,016

	Fiduciary Banks - 2.3%
10,112	State Street Corp.	408,323

	Finance-Consumer Loans - 1.4%
10,097	Nelnet, Inc., Class A	237,381

	Finance-Credit Card - 2.6%
12,907	Discover Financial Services	464,136

	Investment Management/Advisor Services - 1.5%
17,659	National Financial Partners Corp.(a)	262,236

	Life/Health Insurance - 11.8%
10,771	Aflac, Inc.	471,554
19,817	Lincoln National Corp.	397,331
9,640	Primerica, Inc.	263,847
17,286	Principal Financial Group, Inc.	442,349
8,822	Protective Life Corp.	246,222
20,620	Symetra Financial Corp.	239,810
		2,061,113
	Multi-line Insurance - 18.5%
5,760	ACE Ltd.	423,360
12,586	Allstate Corp. (The)	431,700
5,915	American Financial Group, Inc.	223,055
14,573	American International Group, Inc.(a)	455,698
6,915	Assurant, Inc.	250,392
14,759	CNA Financial Corp.	385,357
24,323	Hartford Financial Services Group, Inc. (The)	400,113
13,500	Horace Mann Educators Corp.	235,440
13,931	MetLife, Inc.	428,657
		3,233,772
	Property/Casualty Insurance - 14.2%
8,459	AMERISAFE, Inc.(a)	211,179
7,950	AmTrust Financial Services, Inc.	236,830
6,001	Arch Capital Group Ltd.(a)	232,839
5,875	Chubb Corp. (The)	427,054
12,139	Fidelity National Financial, Inc., Class A	226,028
7,381	HCC Insurance Holdings, Inc.	226,154
2,610	ProAssurance Corp.	233,778
5,649	Safety Insurance Group, Inc.	239,404
5,941	W.R. Berkley Corp.	217,619
441	White Mountains Insurance Group Ltd.	225,170
		2,476,055
	Reinsurance - 6.6%
8,173	Aspen Insurance Holdings Ltd. (Bermuda)	234,892
2,280	Everest Re Group Ltd.	231,876
3,180	PartnerRe Ltd.	230,359
2,955	RenaissanceRe Holdings Ltd. (Bermuda)	218,641
7,317	Validus Holdings Ltd.	238,022
		1,153,790
	REITS-Diversified - 2.7%
6,425	American Tower Corp. REIT	464,592

	Savings & Loan/Thrifts-Eastern U.S. - 1.3%
16,481	Oritani Financial Corp.	232,217

	Super-Regional Banks-U.S. - 3.9%
35,590	Huntington Bancshares, Inc.	221,192
13,659	U.S. Bancorp	457,576
		678,768
	Total Common Stocks and Other Equity Interests (Cost $16,262,206)	17,475,097

	Money Market Fund - 0.6%
100,804	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $100,804)	100,804

	Total Investments (Cost $16,363,010)(b)-100.6%	17,575,901
	Liabilities in excess of other assets-(0.6)%	(102,262)
	Net Assets-100.0%	$17,473,639

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $16,366,329. The net unrealized appreciation was $1,209,572 which consisted of aggregate gross unrealized appreciation of $1,466,833 and aggregate gross unrealized depreciation of $257,261.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 21.4%
34,792	Affymax, Inc.(a)	$564,674
9,711	Alexion Pharmaceuticals, Inc.(a)	1,018,198
12,997	Amgen, Inc.	1,073,552
6,822	Biogen Idec, Inc.(a)	994,852
13,026	Celgene Corp.(a)	891,760
14,587	Charles River Laboratories International, Inc.(a)	496,396
22,779	Medicines Co. (The)(a)	570,386
35,524	Momenta Pharmaceuticals, Inc.(a)	505,151
19,174	Myriad Genetics, Inc.(a)	476,474
75,544	PDL BioPharma, Inc.	512,944
43,630	Spectrum Pharmaceuticals, Inc.(a)	610,384
		7,714,771
	Electronics - 2.6%
7,503	Analogic Corp.	480,342
3,007	Mettler-Toledo International, Inc.(a)	465,484
		945,826
	Healthcare-Products - 24.0%
15,370	Align Technology, Inc.(a)	521,965
152,889	Boston Scientific Corp.(a)	790,436
5,723	Cooper Cos., Inc. (The)	430,713
12,600	Cyberonics, Inc.(a)	545,580
6,481	Henry Schein, Inc.(a)	484,844
9,412	ICU Medical, Inc.(a)	501,942
5,684	IDEXX Laboratories, Inc.(a)	501,158
1,704	Intuitive Surgical, Inc.(a)	820,476
25,523	Meridian Bioscience, Inc.	426,489
43,630	Natus Medical, Inc.(a)	539,267
25,603	NuVasive, Inc.(a)	534,847
15,501	ResMed, Inc.(a)	489,212
49,198	Spectranetics Corp.(a)	580,536
15,650	Thoratec Corp.(a)	536,952
10,413	West Pharmaceutical Services, Inc.	518,359
24,246	Wright Medical Group, Inc.(a)	451,945
		8,674,721
	Healthcare-Services - 31.4%
21,783	Aetna, Inc.	785,495
5,323	Air Methods Corp.(a)	580,367
17,820	AmSurg Corp.(a)	526,403
33,598	Assisted Living Concepts, Inc., Class A	470,708
20,168	Cigna Corp.	812,367
21,603	Community Health Systems, Inc.(a)	531,650
10,516	Covance, Inc.(a)	493,621
34,491	HCA Holdings, Inc.	913,321
25,272	HealthSouth Corp.(a)	566,093
11,613	Humana, Inc.	715,361
21,405	Lincare Holdings, Inc.	886,167
18,300	Molina Healthcare, Inc.(a)	446,703
11,313	National Healthcare Corp.	494,039
53,500	Select Medical Holdings Corp.(a)	569,775
27,517	Triple-S Management Corp., Class B(a)	501,360
15,992	UnitedHealth Group, Inc.	817,031
8,497	WellCare Health Plans, Inc.(a)	550,775
13,217	WellPoint, Inc.	704,334
		11,365,570
	Pharmaceuticals - 15.5%
14,417	Abbott Laboratories	955,991
35,732	Akorn, Inc.(a)	488,456
21,831	Eli Lilly & Co.	961,219
10,234	McKesson Corp.	928,531
15,174	Omnicare, Inc.	476,615
11,796	Questcor Pharmaceuticals, Inc.(a)	434,919
23,069	VCA Antech, Inc.(a)	419,856
24,330	ViroPharma, Inc.(a)	528,204
24,234	Warner Chilcott PLC, Class A (Ireland)(a)	411,978
		5,605,769
	Software - 5.1%
11,359	Cerner Corp.(a)	839,657
32,942	Greenway Medical Technologies(a)	450,976
42,383	MedAssets, Inc.(a)	559,032
		1,849,665
	Total Common Stocks (Cost $34,272,624)	36,156,322

	Money Market Fund - 0.4%
134,419	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $134,419)	134,419

	Total Investments (Cost $34,407,043)(b)-100.4%	36,290,741
	Liabilities in excess of other assets-(0.4)%	(139,526)
	Net Assets-100.0%	$36,151,215

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $34,424,129. The net unrealized appreciation was $1,866,612 which consisted of aggregate gross unrealized appreciation of $3,198,890 and aggregate gross unrealized depreciation of $1,332,278.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio (PRN)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 13.9%
10,985	L-3 Communications Holdings, Inc.	$778,727
8,559	Lockheed Martin Corp.	764,062
12,102	Northrop Grumman Corp.	801,152
14,253	Raytheon Co.	790,756
6,453	Teledyne Technologies, Inc.(a)	402,022
6,260	Triumph Group, Inc.	391,438
		3,928,157
	Airlines - 9.4%
11,371	Alaska Air Group, Inc.(a)	396,280
62,265	Delta Air Lines, Inc.(a)	600,857
80,817	Southwest Airlines Co.	742,708
30,036	United Continental Holdings, Inc.(a)	567,380
31,395	US Airways Group, Inc.(a)	359,787
		2,667,012
	Auto Manufacturers - 1.5%
18,521	Oshkosh Corp.(a)	417,093

	Building Materials - 1.1%
10,322	Universal Forest Products, Inc.	329,581

	Commercial Services - 17.3%
13,521	Consolidated Graphics, Inc.(a)	320,583
16,878	Deluxe Corp.	477,985
15,508	Equifax, Inc.	726,395
24,075	H&E Equipment Services, Inc.(a)	339,939
28,436	Korn/Ferry International(a)	374,218
31,940	Navigant Consulting, Inc.(a)	371,462
324,501	Pendrell Corp.(a)	360,196
30,794	Quad Graphics, Inc.	473,920
13,526	Robert Half International, Inc.	365,337
28,796	RPX Corp.(a)	361,390
6,359	Towers Watson & Co., Class A	372,828
21,406	Viad Corp.	370,966
		4,915,219
	Computers - 1.3%
25,289	Sykes Enterprises, Inc.(a)	374,024

	Distribution/Wholesale - 1.5%
15,839	Beacon Roofing Supply, Inc.(a)	419,892

	Electrical Components & Equipment - 5.9%
12,139	Belden, Inc.	390,026
12,804	EnerSys(a)	437,257
20,364	Generac Holdings, Inc.	464,706
11,093	Powell Industries, Inc.(a)	380,157
		1,672,146
	Electronics - 2.5%
12,966	Tyco International Ltd. (Switzerland)	712,352

	Engineering & Construction - 2.8%
8,301	Exponent, Inc.(a)	429,079
10,505	URS Corp.	368,410
		797,489
	Environmental Control - 2.5%
9,221	Mine Safety Appliances Co.	316,465
15,324	Tetra Tech, Inc.(a)	393,980
		710,445
	Household Products/Wares - 1.2%
41,081	Acco Brands Corp.(a)	347,956

	Machinery-Diversified - 17.1%
9,627	AGCO Corp.(a)	422,048
12,640	Alamo Group, Inc.	361,883
7,155	Cummins, Inc.	686,165
9,422	Deere & Co.	723,798
8,094	DXP Enterprises, Inc.(a)	357,755
22,543	Global Power Equipment Group, Inc.(a)	463,259
3,763	Middleby Corp. (The)(a)	368,473
3,701	NACCO Industries, Inc., Class A	370,655
8,422	Robbins & Myers, Inc.	386,064
7,056	Roper Industries, Inc.	701,719
		4,841,819
	Metal Fabricate/Hardware - 3.2%
8,894	Mueller Industries, Inc.	379,151
14,404	Timken Co. (The)	521,425
		900,576
	Miscellaneous Manufacturing - 10.3%
15,640	Ceradyne, Inc.	344,080
16,350	Eaton Corp.	716,784
8,392	Parker Hannifin Corp.	674,046
9,412	Standex International Corp.	402,645
30,100	Textron, Inc.	784,105
		2,921,660
	Shipbuilding - 1.5%
10,603	Huntington Ingalls Industries, Inc.(a)	413,411

	Textiles - 2.9%
12,698	G&K Services, Inc., Class A	400,114
6,704	UniFirst Corp.	419,804
		819,918
	Transportation - 2.6%
29,727	Arkansas Best Corp.	406,962
18,883	Marten Transport Ltd.	338,950
		745,912
	Trucking & Leasing - 1.5%
4,430	AMERCO	413,762

	Total Common Stocks (Cost $28,739,758)	28,348,424

	Money Market Fund - 0.4%
96,642	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $96,642)	96,642

	Total Investments (Cost $28,836,400)(b)-100.4%	28,445,066
	Liabilities in excess of other assets-(0.4)%	(103,823)
	Net Assets-100.0%	$28,341,243

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $28,838,313. The net unrealized depreciation was $393,247 which consisted of aggregate gross unrealized appreciation of $1,410,059 and aggregate gross unrealized depreciation of $1,803,306.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio (PTF)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Commercial Services - 10.2%
5,665	Alliance Data Systems Corp.(a)	$736,450
54,234	Global Cash Access Holdings, Inc.(a)	350,352
13,306	Heartland Payment Systems, Inc.	421,800
1,738	MasterCard, Inc., Class A	758,759
21,451	TNS, Inc.(a)	363,165
16,643	Total System Services, Inc.	393,607
		3,024,133
	Computers - 24.1%
1,280	Apple, Inc.(a)	781,773
82,378	Brocade Communications Systems, Inc.(a)	409,419
38,107	Cadence Design Systems, Inc.(a)	465,667
10,482	Diebold, Inc.	339,093
7,571	DST Systems, Inc.	408,077
25,314	Insight Enterprises, Inc.(a)	424,263
3,708	International Business Machines Corp.	726,694
11,836	Jack Henry & Associates, Inc.	411,064
15,181	Lexmark International, Inc., Class A	265,516
8,221	Manhattan Associates, Inc.(a)	383,838
27,459	Seagate Technology PLC (Ireland)	824,319
13,119	Synopsys, Inc.(a)	397,374
23,894	Unisys Corp.(a)	464,260
21,058	Western Digital Corp.(a)	837,477
		7,138,834
	Distribution/Wholesale - 1.1%
21,821	Ingram Micro, Inc., Class A(a)	327,097

	Diversified Financial Services - 2.6%
6,035	Visa, Inc., Class A	778,937

	Electronics - 9.7%
12,835	Avnet, Inc.(a)	404,303
28,810	Benchmark Electronics, Inc.(a)	454,046
16,136	Multi-Fineline Electronix, Inc.(a)	422,279
6,010	OSI Systems, Inc.(a)	387,885
8,209	Tech Data Corp.(a)	411,271
39,408	Vishay Intertechnology, Inc.(a)	388,957
23,466	Zygo Corp.(a)	419,572
		2,888,313
	Internet - 12.0%
14,269	AOL, Inc.(a)	454,610
13,817	DealerTrack Holdings, Inc.(a)	403,042
26,912	Digital River, Inc.(a)	478,765
4,562	Equinix, Inc.(a)	812,857
8,766	IAC/InterActiveCorp.	461,179
6,242	Liquidity Services, Inc.(a)	285,384
7,012	Sourcefire, Inc.(a)	357,963
15,047	Stamps.com, Inc.(a)	318,244
		3,572,044
	Semiconductors - 14.3%
58,006	Emulex Corp.(a)	375,299
91,190	GT Advanced Technologies, Inc.(a)	466,893
27,989	Intel Corp.	719,317
15,611	KLA-Tencor Corp.	794,756
36,240	Kulicke & Soffa Industries, Inc.(a)	401,177
28,231	Maxim Integrated Products, Inc.	768,730
15,192	MKS Instruments, Inc.	401,069
13,856	Volterra Semiconductor Corp.(a)	318,411
		4,245,652
	Software - 17.1%
17,864	Aspen Technology, Inc.(a)	417,660
28,679	CA, Inc.	690,304
8,174	CommVault Systems, Inc.(a)	396,603
9,556	Fair Isaac Corp.	413,679
12,763	Intuit, Inc.	740,509
24,791	Microsoft Corp.	730,591
8,225	SolarWinds, Inc.(a)	439,133
11,663	SYNNEX Corp.(a)	394,559
10,541	Tyler Technologies, Inc.(a)	411,310
4,756	Ultimate Software Group, Inc. (The)(a)	425,519
		5,059,867
	Telecommunications - 9.0%
31,828	Arris Group, Inc.(a)	403,897
44,116	Cisco Systems, Inc.	703,650
13,663	Comtech Telecommunications Corp.	373,273
6,447	Loral Space & Communications, Inc.(a)	463,862
15,003	Motorola Solutions, Inc.	725,245
		2,669,927
	Total Common Stocks (Cost $26,676,413)	29,704,804

	Money Market Fund - 0.3%
102,060	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $102,060)	102,060

	Total Investments (Cost $26,778,473)(b)-100.4%	29,806,864
	Liabilities in excess of other assets-(0.4)%	(117,153)
	Net Assets-100.0%	$29,689,711

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $26,778,955. The net unrealized appreciation was $3,027,909 which consisted of aggregate gross unrealized appreciation of $4,283,624 and aggregate gross unrealized depreciation of $1,255,715.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio (PUI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Cable/Satellite TV - 2.7%
35,989	Comcast Corp., Class A	$1,171,442

	Cellular Telecommunications - 7.6%
100,414	Leap Wireless International, Inc.(a)	570,352
86,861	MetroPCS Communications, Inc.(a)	760,902
50,838	NII Holdings, Inc.(a)	343,157
216,158	Sprint Nextel Corp.(a)	942,449
15,204	United States Cellular Corp.(a)	625,188
		3,242,048
	Electric-Generation - 1.3%
45,126	AES Corp. (The)(a)	544,220

	Electric-Integrated - 46.1%
12,859	Alliant Energy Corp.	600,644
17,665	Ameren Corp.	604,320
27,159	American Electric Power Co., Inc.	1,147,196
8,638	CH Energy Group, Inc.	561,729
13,837	Cleco Corp.	605,507
24,495	CMS Energy Corp.	604,047
17,418	Consolidated Edison, Inc.	1,123,461
19,758	Dominion Resources, Inc.	1,073,057
10,013	DTE Energy Co.	614,498
15,760	Duke Energy Corp.	1,068,213
23,073	Edison International	1,065,511
22,162	FirstEnergy Corp.	1,112,976
20,821	Hawaiian Electric Industries, Inc.	593,190
10,348	Integrys Energy Group, Inc.	626,468
12,485	MGE Energy, Inc.	598,531
15,893	NextEra Energy, Inc.	1,126,814
16,172	NorthWestern Corp.	597,232
32,965	NV Energy, Inc.	602,930
11,532	Pinnacle West Capital Corp.	617,423
30,679	PNM Resources, Inc.	638,123
22,474	Portland General Electric Co.	611,967
12,140	SCANA Corp.	596,924
22,724	Southern Co. (The)	1,094,160
19,984	Westar Energy, Inc.	610,711
15,102	Wisconsin Energy Corp.	615,255
20,372	Xcel Energy, Inc.	596,900
		19,707,787
	Gas-Distribution - 8.2%
14,841	Laclede Group, Inc. (The)	620,057
22,617	NiSource, Inc.	578,769
16,135	Sempra Energy	1,136,065
13,552	Southwest Gas Corp.	605,232
19,442	Vectren Corp.	580,344
		3,520,467
	Internet Connectivity Services - 2.6%
58,748	Boingo Wireless, Inc.(a)	504,645
31,799	Cogent Communications Group, Inc.(a)	587,328
		1,091,973
	Networking Products - 2.4%
63,581	Cisco Systems, Inc.	1,014,117

	Satellite Telecommunications - 1.4%
65,700	Iridium Communications, Inc.(a)	595,242

	Telecommunication Services - 8.3%
40,052	Consolidated Communications Holdings, Inc.	635,225
25,754	Level 3 Communications, Inc.(a)	496,279
42,438	Neutral Tandem, Inc.(a)	579,703
29,933	NTELOS Holdings Corp.	634,580
24,949	tw telecom, inc.(a)	626,968
333,138	Vonage Holdings Corp.(a)	596,317
		3,569,072
	Telephone-Integrated - 13.7%
30,819	AT&T, Inc.	1,168,656
17,378	Atlantic Tele-Network, Inc.	607,535
26,663	CenturyLink, Inc.	1,107,581
162,273	Cincinnati Bell, Inc.(a)	624,751
161,810	Frontier Communications Corp.	634,295
25,049	Verizon Communications, Inc.	1,130,712
59,677	Windstream Corp.	594,383
		5,867,913
	Water - 1.4%
16,628	American Water Works Co., Inc.	602,765

	Wireless Equipment - 4.3%
19,167	Crown Castle International Corp.(a)	1,186,054
10,835	SBA Communications Corp., Class A(a)	639,915
		1,825,969
	Total Common Stocks (Cost $40,731,980)	42,753,015

	Money Market Fund - 0.1%
69,879	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $69,879)	69,879

	Total Investments (Cost $40,801,859)(b)-100.1%	42,822,894
	Liabilities in excess of other assets-(0.1)%	(58,023)
	Net Assets-100.0%	$42,764,871

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $40,914,894. The net unrealized appreciation was $1,908,000 which consisted of aggregate gross unrealized appreciation of $4,073,887 and aggregate gross unrealized depreciation of $2,165,887.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio (PNQI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Communications Software - 0.2%
17,538	Velti PLC (Jersey Islands)(a)(b)	$95,582

	Computer Services - 1.5%
7,102	Carbonite, Inc.(a)(b)	68,889
12,928	j2 Global, Inc.(a)	386,935
15,378	LivePerson, Inc.(b)	287,569
		743,393
	Computer Software - 4.2%
49,992	Akamai Technologies, Inc.(b)	1,758,718
13,910	Cornerstone OnDemand, Inc.(b)	330,780
		2,089,498
	Consulting Services - 0.4%
5,635	Zillow, Inc., Class A(a)(b)	212,214

	E-Commerce/Products - 22.0%
18,488	Amazon.com, Inc.(b)	4,313,250
3,864	Blue Nile, Inc.(a)(b)	99,228
100,441	eBay, Inc.(b)	4,449,536
12,317	MercadoLibre, Inc. (Argentina)	822,899
15,492	Netflix, Inc.(a)(b)	880,720
7,942	Nutrisystem, Inc.(a)	83,272
9,994	Shutterfly, Inc.(a)(b)	328,103
4,601	Stamps.com, Inc.(b)	97,311
		11,074,319
	E-Commerce/Services - 18.4%
11,910	Ancestry.com, Inc.(a)(b)	398,628
31,895	Expedia, Inc.	1,817,696
179,532	Groupon, Inc.(a)(b)	1,195,683
21,182	IAC/InterActiveCorp.	1,114,385
10,972	Move, Inc.(b)	101,052
6,307	OpenTable, Inc.(a)(b)	229,323
29,092	Orbitz Worldwide, Inc.(b)	126,259
6,292	Priceline.com, Inc.(b)	4,163,668
25,319	United Online, Inc.	107,353
		9,254,047
	E-Marketing/Information - 2.7%
9,875	comScore, Inc.(b)	152,075
8,499	Constant Contact, Inc.(b)	142,528
10,315	Digital River, Inc.(b)	183,504
8,722	Liquidity Services, Inc.(b)	398,770
12,344	QuinStreet, Inc.(b)	111,960
22,536	ValueClick, Inc.(b)	354,041
		1,342,878
	Enterprise Software/Services - 1.4%
16,219	Open Text Corp. (Canada)(a)(b)	729,855

	E-Services/Consulting - 0.5%
4,890	Keynote Systems, Inc.	67,237
8,926	Perficient, Inc.(b)	118,627
8,324	Saba Software, Inc.(b)	69,422
		255,286
	Human Resources - 0.5%
33,884	Monster Worldwide, Inc.(b)	245,659

	Internet Application Software - 1.1%
11,860	DealerTrack Holdings, Inc.(b)	345,956
15,447	KIT Digital, Inc.(a)(b)	49,431
9,713	RealNetworks, Inc.(b)	75,373
5,764	Vocus, Inc.(b)	99,717
		570,477
	Internet Connectivity Services - 1.0%
9,406	21Vianet Group, Inc. ADR (Cayman Islands)(a)(b)	94,624
9,700	Boingo Wireless, Inc.(b)	83,323
13,086	Cogent Communications Group, Inc.(b)	241,698
14,824	Internap Network Services Corp.(b)	95,467
		515,112
	Internet Content-Entertainment - 2.4%
29,131	Limelight Networks, Inc.(a)(b)	80,984
21,030	NetEase, Inc. ADR (China)(b)	1,110,595
		1,191,579
	Internet Content-Information/Network - 0.4%
14,157	WebMD Health Corp.(a)(b)	208,250

	Internet Content-Information/News - 1.0%
16,141	Angie’s List, Inc.(b)	209,833
17,986	Dice Holdings, Inc.(b)	135,614
4,461	Travelzoo, Inc.(b)	96,402
7,319	XO Group, Inc.(b)	63,017
		504,866
	Internet Incubators - 1.0%
22,922	HomeAway, Inc.(a)(b)	526,289

	Internet Security - 4.5%
20,662	Qihoo 360 Technology Co. Ltd. ADR (Cayman Islands)(a)(b)	303,938
44,089	Verisign, Inc.(b)	1,958,433
		2,262,371
	Networking Products - 0.3%
6,883	LogMeIn, Inc.(b)	130,433

	Printing-Commercial - 0.7%
10,338	VistaPrint NV (Netherlands)(a)(b)	356,661

	Retail-Pet Food & Supplies - 0.1%
5,683	PetMed Express, Inc.	55,239

	Telecommunication Services - 0.4%
29,680	EarthLink, Inc.	203,308

	Web Hosting/Design - 8.5%
12,062	Equinix, Inc.(b)	2,149,207
18,013	NIC, Inc.	242,455
37,716	Rackspace Hosting, Inc.(b)	1,654,978
13,624	Web.com Group, Inc.(b)	211,172
		4,257,812
	Web Portals/ISP - 26.8%
26,078	AOL, Inc.(a)(b)	830,845
33,417	Baidu, Inc. ADR (China)(a)(b)	4,027,417

11,187	Blucora, Inc.(b)	$170,602
6,776	Google, Inc., Class A(b)	4,289,005
18,489	SINA Corp. (China)(a)(b)	839,585
10,618	Sohu.com, Inc.(a)(b)	372,161
129,098	Yahoo!, Inc.(b)	2,044,912
48,088	Yandex NV, Class A (Netherlands)(a)(b)	924,733
		13,499,260
	Total Common Stocks and Other Equity Interests (Cost $48,697,632)	50,324,388

	Money Market Fund - 0.0%
35	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $35)	35

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $48,697,667)-100.0%	50,324,423

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.9%
8,485,907	Invesco Liquid Assets Portfolio - Institutional Class (Cost $8,485,907)(c)(d)	8,485,907

	Total Investments (Cost $57,183,574)(e)-116.9%	58,810,330
	Liabilities in excess of other assets-(16.9)%	(8,495,982)
	Net Assets-100.0%	$50,314,348

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $58,254,277. The net unrealized appreciation was $556,053 which consisted of aggregate gross unrealized appreciation of $7,649,442 and aggregate gross unrealized depreciation of $7,093,389.

This Fund has holdings greater than 10% of net assets in the following country:

China	11.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates and discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The depreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$421,618,034	$—	$—	$421,618,034
Warrants	—	0	—	—
Money Market Fund	29,500,093	—	—	29,500,093
Total Investments	$451,118,127	$—	$—	$451,118,127

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$248,652,460	$—	$—	248,652,460
Swap Agreements(a)	—	(201,500)	—	(201,500)
Money Market Fund	24,399,956	—	—	24,399,956
Total Investments	$273,052,416	$(201,500)	$—	$272,850,916

PowerShares Golden Dragon China Portfolio
Equity Securities	$183,146,032	$—	$0	$183,146,032
Money Market Fund	47,299,875	—	—	47,299,875
Total Investments	$230,445,907	$—	$—	$230,445,907

(a) Unrealized appreciation (depreciation).

Item 2.    Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2012

By:	/s/ Sheri L. Morris
Sheri L. Morris
Treasurer

Date:	September 25, 2012